UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
Mail Code: CPH3	One Bush Street
100 Huntington Ave., Tower 2, 3rd Floor	Suite 1600
Boston, Massachusetts 02116	San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (800) 366-7266

Date of fiscal year end: June 30
Date of reporting period: December 31, 2015

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2015

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2015 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.5%
Australia — 1.7%
Australia & New Zealand Banking
Group Ltd., 1.875%, 10/06/17	USD	$5,000,000	$5,013,750
Commonwealth Bank of Australia,
1.125%, 3/13/17	USD	1,600,000	1,596,698
National Australia Bank Ltd.,
2.750%, 3/09/17	USD	3,880,000	3,946,177
			10,556,625
Austria — 0.6%
Oesterreichische Kontrollbank AG,
0.750%, 5/19/17	USD	3,500,000	3,484,803

Canada — 5.4%
Bank of Montreal MTN,
1.400%, 9/11/17	USD	6,450,000	6,450,097
Bank of Nova Scotia (The),
1.250%, 4/11/17	USD	3,305,000	3,300,204
Royal Bank of Canada,
1.000%, 4/27/17	USD	10,000,000	9,958,280
Royal Bank of Canada,
1.200%, 1/23/17	USD	4,700,000	4,699,779
Toronto-Dominion Bank (The),
1.125%, 5/02/17	USD	8,680,000	8,654,759
			33,063,119
France — 0.5%
BNP Paribas SA,
1.250%, 12/12/16	USD	1,443,000	1,441,173
Societe Generale SA,
2.750%, 10/12/17	USD	1,306,000	1,324,686
			2,765,859
Germany — 0.5%
FMS Wertmanagement AoeR,
1.125%, 9/05/17	USD	3,000,000	2,995,344

Ireland — 2.2%
GE Capital International Funding
Co.(a), 0.964%, 4/15/16	USD	13,472,000	13,478,642

Netherlands — 0.7%
Shell International Finance BV,
1.125%, 8/21/17	USD	4,500,000	4,470,273

Supranational — 1.6%
European Investment Bank,
1.125%, 9/15/17	USD	3,000,000	2,996,496
European Investment Bank,
1.625%, 6/15/17	USD	3,000,000	3,024,150
International Bank for
Reconstruction & Development,
0.625%, 5/02/17	USD	4,000,000	3,970,684
			9,991,330
Sweden — 2.4%
Nordea Bank AB,
3.125%, 3/20/17	USD	10,000,000	10,200,320
Nordea Bank AB,
1.250%, 4/04/17	USD	4,390,000	4,379,192
			14,579,512
Switzerland — 0.5%
Credit Suisse AG,
1.375%, 5/26/17	USD	3,000,000	2,986,440

United Kingdom — 0.9%
GlaxoSmithKline Capital PLC,
1.500%, 5/08/17	USD	5,500,000	5,524,277

United States — 82.5%
Aflac, Inc., 2.650%, 2/15/17		4,627,000	4,688,692
Allergan, Inc., 5.750%, 4/01/16		1,000,000	1,008,170
American Express Co.,
5.500%, 9/12/16		500,000	514,717
American Express Credit Corp.
MTN, 1.125%, 6/05/17		3,000,000	2,986,794
American Express Credit Corp.
MTN, 2.800%, 9/19/16		1,827,000	1,850,464
Amgen, Inc., 2.300%, 6/15/16		2,000,000	2,011,730
Amgen, Inc., 2.500%, 11/15/16		3,000,000	3,031,740
Anadarko Petroleum Corp.,
5.950%, 9/15/16		2,200,000	2,261,013
Anthem, Inc., 2.375%, 2/15/17		3,500,000	3,532,144
Aon Corp., 3.125%, 5/27/16		3,302,000	3,327,898
Apple, Inc., 0.900%, 5/12/17		6,200,000	6,182,070
Apple, Inc., 1.050%, 5/05/17		2,000,000	2,001,570
AT&T, Inc., 2.400%, 8/15/16		3,616,000	3,640,448
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,012,358
Bank of America Corp.,
3.750%, 7/12/16		2,000,000	2,025,338
Bank of America Corp.,
3.875%, 3/22/17		2,500,000	2,555,417
Bank of America Corp.,
5.625%, 10/14/16		1,200,000	1,238,225
Baxter International, Inc.,
0.950%, 6/01/16		1,000,000	999,492
Baxter International, Inc.,
1.850%, 1/15/17		4,052,000	4,069,415
Becton Dickinson & Co.,
1.750%, 11/08/16		1,500,000	1,507,855
Berkshire Hathaway Finance
Corp., 1.600%, 5/15/17		2,444,000	2,460,482
Berkshire Hathaway, Inc.,
1.900%, 1/31/17		3,238,000	3,266,611
Cardinal Health, Inc.,
1.900%, 6/15/17		1,470,000	1,474,805
Caterpillar Financial Services
Corp., 1.000%, 3/03/17		943,300	941,108
Chevron Corp.,
1.344%, 11/09/17		10,500,000	10,479,357

See notes to financial statements

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Citigroup, Inc.,
1.300%, 11/15/16	$1,000,000	$997,764
Citigroup, Inc.,
1.350%, 3/10/17	3,500,000	3,488,061
CNA Financial Corp.,
6.500%, 8/15/16	3,850,000	3,964,784
Coca-Cola Co. (The),
0.875%, 10/27/17	6,000,000	5,979,246
Coca-Cola Enterprises, Inc.,
2.000%, 8/19/16	1,200,000	1,205,045
Comcast Corp.,
6.500%, 1/15/17	3,600,000	3,789,972
Corning, Inc.,
1.450%, 11/15/17	2,000,000	1,983,812
Dominion Resources, Inc.,
1.950%, 8/15/16	2,492,000	2,498,656
Ecolab, Inc., 3.000%, 12/08/16	1,200,000	1,217,502
Express Scripts Holding Co.,
3.125%, 5/15/16	2,000,000	2,013,528
Federal Home Loan Banks,
0.625%, 10/26/17	2,000,000	1,982,640
Federal Home Loan Banks,
0.750%, 8/28/17	9,000,000	8,957,070
Federal Home Loan Banks,
1.000%, 6/09/17	2,500,000	2,500,017
Federal Home Loan Banks,
5.000%, 11/17/17	5,000,000	5,361,635
Federal Home Loan Mortgage
Corp., 0.750%, 7/14/17	8,500,000	8,455,766
Federal Home Loan Mortgage
Corp., 1.000%, 7/28/17	25,000,000	24,964,225
Federal Home Loan Mortgage
Corp., 1.000%, 9/29/17	8,400,000	8,379,025
Federal Home Loan Mortgage
Corp., 1.000%, 12/15/17	2,000,000	1,995,224
Federal National Mortgage
Association, 0.875%, 10/26/17	21,000,000	20,918,898
Federal National Mortgage
Association, 0.875%, 12/20/17	975,000	970,605
Federal National Mortgage
Association, 1.000%, 9/27/17	5,500,000	5,489,011
Ford Motor Credit Co. LLC,
1.461%, 3/27/17	1,700,000	1,684,379
Ford Motor Credit Co. LLC,
1.700%, 5/09/16	1,910,000	1,912,034
Ford Motor Credit Co. LLC,
3.984%, 6/15/16	2,000,000	2,022,424
General Mills, Inc.,
5.700%, 2/15/17	1,572,000	1,644,881
Goldman Sachs Group, Inc. (The),
5.750%, 10/01/16	2,800,000	2,888,276
Hess Corp., 1.300%, 6/15/17	3,000,000	2,936,532
International Business Machines
Corp., 5.700%, 9/14/17	3,000,000	3,218,532
John Deere Capital Corp.,
1.200%, 10/10/17	5,000,000	4,983,080
JPMorgan Chase & Co.,
1.350%, 2/15/17	2,000,000	1,996,298
Kraft Foods Group, Inc.
2.250%, 6/05/17	3,431,000	3,456,993
Lockheed Martin Corp.,
2.125%, 9/15/16	3,130,000	3,151,907
Marriott International, Inc.,
6.200%, 6/15/16	1,885,000	1,926,762
McDonald’s Corp.,
5.300%, 3/15/17	500,000	521,103
McDonald’s Corp.,
5.800%, 10/15/17	1,000,000	1,068,098
McKesson Corp.,
1.292%, 3/10/17	2,100,000	2,094,708
Microsoft Corp.,
0.875%, 11/15/17	4,532,000	4,516,555
Mississippi Power Co.,
2.350%, 10/15/16	500,000	502,956
Morgan Stanley,
4.750%, 3/22/17	2,000,000	2,072,250
Morgan Stanley,
5.750%, 10/18/16	1,500,000	1,551,712
Morgan Stanley MTN,
6.250%, 8/28/17	2,000,000	2,142,290
Mylan, Inc., 1.350%, 11/29/16	4,000,000	3,967,340
National Rural Utilities
Cooperative Finance Corp.,
0.950%, 4/24/17	4,500,000	4,479,214
Occidental Petroleum Corp.,
1.750%, 2/15/17	206,000	206,446
Omnicom Group, Inc.,
5.900%, 4/15/16	1,180,000	1,195,152
Oracle Corp., 1.200%, 10/15/17	2,000,000	2,001,586
PepsiCo, Inc., 0.950%, 2/22/17	1,400,000	1,397,599
PepsiCo, Inc., 1.250%, 8/13/17	2,500,000	2,501,320
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	2,998,179
Philip Morris International, Inc.,
1.625%, 3/20/17	500,000	503,048
Prudential Financial, Inc. MTN,
3.000%, 5/12/16	500,000	502,813
Ryder System, Inc. MTN,
3.600%, 3/01/16	1,850,000	1,857,317
Scripps Networks Interactive, Inc.,
2.700%, 12/15/16	5,000,000	5,036,685
Southern Co. (The),
1.950%, 9/01/16	1,800,000	1,807,796
Thermo Fisher Scientific, Inc.,
2.250%, 8/15/16	2,453,000	2,466,803
Toyota Motor Credit Corp. MTN,
1.125%, 5/16/17	3,284,000	3,279,143
United States Treasury Note,
0.625%, 9/30/17	15,000,000	14,898,045
United States Treasury Note,
0.750%, 10/31/17	24,000,000	23,874,840
United States Treasury Note,
0.875%, 10/15/17	57,000,000	56,836,353
United States Treasury Note,
0.875%, 11/15/17	12,000,000	11,960,160

See notes to financial statements

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
United States Treasury Note,
1.000%, 9/15/17	$9,800,000	$9,795,600
United States Treasury Note,
1.000%, 12/15/17	62,000,000	61,922,500
United States Treasury Note,
2.250%, 11/30/17	24,200,000	24,741,185
United Technologies Corp.,
1.800%, 6/01/17	3,300,000	3,319,318
UnitedHealth Group, Inc.,
1.875%, 11/15/16	1,750,000	1,764,275
Unum Group, 7.125%, 9/30/16	2,317,000	2,409,080
Verizon Communications, Inc.,
2.000%, 11/01/16	4,441,000	4,469,565
Viacom, Inc., 2.500%, 12/15/16	600,000	601,382
Viacom, Inc., 3.500%, 4/01/17	1,000,000	1,018,036
Wachovia Corp.,
5.750%, 6/15/17	1,700,000	1,800,004
Wal-Mart Stores, Inc.,
1.000%, 4/21/17	1,000,000	1,000,925
Walt Disney Co. (The),
0.875%, 5/30/17	1,200,000	1,197,892
Waste Management, Inc.,
2.600%, 9/01/16	500,000	503,541
Wells Fargo & Co.,
2.625%, 12/15/16	4,000,000	4,054,892
Western Union Co. (The),
5.930%, 10/01/16	5,000,000	5,159,705
Xerox Corp., 2.950%, 3/15/17	3,900,000	3,930,127
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,048,196
		503,978,231
TOTAL BONDS AND NOTES
(Identified Cost $610,013,953)		607,874,455

SHORT-TERM INVESTMENTS — 0.4%

	SHARES	VALUE†
United States — 0.4%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	2,197,000	2,197,000
		2,197,001
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $2,197,001)		2,197,001

Total Investments — 99.9%
(Identified Cost $612,210,954)#		610,071,456
Cash and Other Assets, Less
Liabilities — 0.1%		443,356
Net Assets — 100.0%		$610,514,812

†	See Note 1.
(a)

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2015 amounted to $13,478,642 or 2.21% of the net assets of the Fund.

#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $612,210,954. Net unrealized depreciation aggregated $2,139,498 of which $31,800 related to appreciated investment securities and $2,171,298 related to depreciated investment securities.

Key to abbreviations: MTN — Medium Term Note USD — U.S. Dollar

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.0%
Australia — 9.4%
Australia & New Zealand
Banking Group Ltd.,
1.450%, 5/15/18	USD	6,499,999	$6,441,512
Australia & New Zealand
Banking Group Ltd.(a),
1.875%, 10/06/17	USD	11,100,000	11,130,525
Australia & New Zealand
Banking Group Ltd.,
2.250%, 6/13/19	USD	3,500,000	3,495,891
Commonwealth Bank of Australia,
2.300%, 9/06/19	USD	2,350,000	2,346,484
Commonwealth Bank of
Australia(a),
2.300%, 3/12/20	USD	3,000,000	2,972,586
Commonwealth Bank of
Australia(a),
2.500%, 9/20/18	USD	16,443,000	16,679,582
National Australia Bank Ltd.,
2.300%, 7/25/18	USD	6,925,000	6,969,105
National Australia Bank Ltd.(a),
2.625%, 7/23/20	USD	5,000,000	5,021,630
Westpac Banking Corp.(a),
2.250%, 1/17/19	USD	10,500,000	10,534,786
Westpac Banking Corp.,
2.600%, 11/23/20	USD	2,300,000	2,311,613
Westpac Banking Corp.,
4.875%, 11/19/19	USD	1,500,000	1,635,353
			69,539,067
Austria — 2.8%
Oesterreichische Kontrollbank
AG, 1.125%, 5/29/18	USD	10,000,000	9,932,590
Oesterreichische Kontrollbank
AG, 1.625%, 3/12/19	USD	11,000,000	10,993,279
			20,925,869
Canada — 13.1%
Bank of Nova Scotia (The),
2.050%, 10/30/18	USD	5,000,000	5,015,380
Bank of Nova Scotia (The),
2.050%, 6/05/19	USD	10,732,000	10,660,686
Bank of Nova Scotia (The)(a),
2.350%, 10/21/20	USD	5,000,000	4,959,880
Province of Manitoba Canada,
1.300%, 4/03/17	USD	5,000,000	5,006,465
Province of Manitoba Canada,
1.750%, 5/30/19	USD	5,000,000	4,974,730
Province of Ontario Canada(a),
1.200%, 2/14/18	USD	9,800,000	9,747,854
Province of Ontario Canada,
2.000%, 1/30/19	USD	2,500,000	2,513,050
Province of Ontario Canada,
4.000%, 10/07/19	USD	7,000,000	7,505,575
Province of Quebec Canada,
3.500%, 7/29/20	USD	5,000,000	5,293,400
Royal Bank of Canada(a),
2.150%, 3/15/19	USD	5,000,000	5,016,960
Royal Bank of Canada(a),
2.150%, 3/06/20	USD	5,640,000	5,590,148
Royal Bank of Canada,
2.200%, 7/27/18	USD	9,700,000	9,784,390
Toronto-Dominion Bank (The)(a),
2.125%, 7/02/19	USD	2,000,000	1,999,004
Toronto-Dominion Bank (The)(a),
2.375%, 10/19/16	USD	15,500,000	15,665,679
Toronto-Dominion Bank (The)(a),
2.500%, 12/14/20	USD	1,500,000	1,501,124
Toronto-Dominion Bank (The),
2.625%, 9/10/18	USD	1,500,000	1,529,703
			96,764,028
Denmark — 2.0%
Kommunekredit,
1.125%, 3/15/18	USD	14,658,000	14,570,111

Finland — 2.1%
Municipality Finance PLC,
1.125%, 4/17/18	USD	12,000,000	11,927,292
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,025,564
			15,952,856
France — 2.9%
Total Capital International SA(a),
2.100%, 6/19/19	USD	7,000,000	6,953,338
Total Capital International SA(a),
2.125%, 1/10/19	USD	8,000,000	8,020,152
Total Capital SA,
2.125%, 8/10/18	USD	5,737,000	5,757,206
Total Capital SA,
3.875%, 12/14/18	GBP	611,000	958,703
			21,689,399
Germany — 5.4%
KFW(a), 1.000%, 6/11/18	USD	17,500,000	17,349,535
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	3,200,000	3,224,160
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17	USD	1,000,000	995,638
Landwirtschaftliche
Rentenbank(a),
1.875%, 9/17/18	USD	10,000,000	10,086,660
Landwirtschaftliche
Rentenbank(a),
2.500%, 2/15/16	USD	800,000	801,646
NRW Bank,
0.875%, 12/15/17	GBP	5,000,000	7,340,543
			39,798,182

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Ireland — 2.1%
GE Capital International
Funding Co.(a) (b),
0.964%, 4/15/16	USD	7,719,000	$7,722,805
GE Capital International
Funding Co.,
2.342%, 11/15/20	USD	5,000,000	4,961,695
GE Capital UK Funding,
4.625%, 1/18/16	GBP	2,000,000	2,952,419
			15,636,919
Japan — 3.0%
Japan Bank for International
Cooperation.,
1.750%, 7/31/18	USD	8,000,000	7,987,104
Japan Finance Organization
for Municipalities,
2.125%, 3/06/19	USD	14,000,000	13,991,684
			21,978,788
Netherlands — 6.4%
Bank Nederlandse Gemeenten
NV, 1.875%, 12/07/18	GBP	3,700,000	5,523,234
Bank Nederlandse Gemeenten
NV, 1.875%, 6/11/19	USD	4,000,000	4,021,128
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
2.250%, 1/14/19	USD	2,300,000	2,309,090
Nederlandse Waterschapsbank
NV, 1.250%, 9/18/17	USD	13,000,000	13,000,923
Nederlandse Waterschapsbank
NV, 1.875%, 3/13/19	USD	1,700,000	1,708,225
Shell International Finance BV(a),
1.900%, 8/10/18	USD	2,500,000	2,502,047
Shell International Finance BV,
2.125%, 5/11/20	USD	13,495,000	13,289,593
Shell International Finance BV(a),
2.250%, 11/10/20	USD	5,100,000	5,030,701
			47,384,941
Norway — 4.3%
Kommunalbanken AS(a),
1.625%, 1/15/20	USD	5,000,000	4,953,160
Kommunalbanken AS,
2.125%, 3/15/19	USD	3,000,000	3,039,954
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,505,047
Statoil ASA,
1.950%, 11/08/18	USD	1,500,000	1,499,948
Statoil ASA(a),
2.250%, 11/08/19	USD	8,000,000	7,978,928
Statoil ASA,
3.125%, 8/17/17	USD	6,600,000	6,772,286
			31,749,323
Supranational — 8.1%
Asian Development Bank(a),
2.250%, 8/18/17	USD	15,000,000	15,270,780
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	4,940,350
European Bank for
Reconstruction & Development,
1.375%, 10/20/16	USD	2,935,000	2,955,307
European Investment Bank,
1.875%, 3/15/19	USD	19,000,000	19,155,629
International Bank for
Reconstruction & Development,
0.625%, 10/14/16	USD	5,000,000	4,999,465
International Bank for
Reconstruction & Development,
1.875%, 3/15/19	USD	7,000,000	7,079,828
Nordic Investment Bank,
5.000%, 2/01/17	USD	5,500,000	5,737,083
			60,138,442
Sweden — 7.1%
Kommuninvest I Sverige AB,
1.000%, 10/24/17	USD	15,000,000	14,928,210
Kommuninvest I Sverige AB,
2.000%, 11/12/19	USD	3,000,000	3,024,975
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	10,000,000	1,260,898
Nordea Bank AB,
1.625%, 5/15/18	USD	1,680,000	1,671,170
Nordea Bank AB(a),
2.375%, 4/04/19	USD	5,000,000	5,020,530
Nordea Bank AB(b),
2.500%, 9/17/20	USD	4,000,000	3,980,644
Svensk Exportkredit AB,
1.125%, 4/05/18	USD	3,000,000	2,977,821
Svensk Exportkredit AB,
1.750%, 8/28/20	USD	4,000,000	3,933,004
Svensk Exportkredit AB,
1.875%, 6/17/19	USD	1,500,000	1,504,166
Svenska Handelsbanken AB(a),
1.625%, 3/21/18	USD	3,700,000	3,685,566
Svenska Handelsbanken AB,
2.250%, 6/17/19	USD	6,595,000	6,605,110
Sweden Government Bond,
5.000%, 12/01/20	SEK	27,100,000	3,945,452
			52,537,546
United States — 30.3%
3M Co.(a), 2.000%, 8/07/20	USD	2,500,000	2,501,998
Apple, Inc.(a),
1.550%, 2/07/20	USD	10,000,000	9,838,780
Apple, Inc.,
2.100%, 5/06/19	USD	11,000,000	11,133,980
Berkshire Hathaway, Inc.,
1.550%, 2/09/18	USD	5,385,000	5,395,415
Berkshire Hathaway, Inc.(a),
2.100%, 8/14/19	USD	11,500,000	11,576,256
Chevron Corp.(a),
1.961%, 3/03/20	USD	6,600,000	6,507,765

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Chevron Corp.(a),
2.193%, 11/15/19	USD	11,000,000	$11,001,188
Chevron Corp.(a),
2.419%, 11/17/20	USD	500,000	497,528
Chevron Corp.,
2.427%, 6/24/20	USD	3,000,000	3,004,881
Cisco Systems, Inc.,
2.125%, 3/01/19	USD	4,000,000	4,036,172
Cisco Systems, Inc.,
4.450%, 1/15/20	USD	8,000,000	8,709,296
Coca-Cola Co. (The)(a),
1.875%, 10/27/20	USD	2,000,000	1,980,874
Colgate-Palmolive Co.,
0.900%, 5/01/18	USD	2,975,000	2,946,618
Colgate-Palmolive Co.,
1.500%, 11/01/18	USD	6,424,000	6,448,681
Exxon Mobil Corp.,
0.921%, 3/15/17	USD	2,853,000	2,850,218
Exxon Mobil Corp.,
1.819%, 3/15/19	USD	3,300,000	3,303,881
Exxon Mobil Corp.(a),
1.912%, 3/06/20	USD	5,000,000	4,961,170
Google, Inc.(a),
2.125%, 5/19/16	USD	2,224,000	2,237,053
International Business Machines
Corp., 1.250%, 2/08/18	USD	16,000,000	15,974,192
Johnson & Johnson(a),
1.650%, 12/05/18	USD	4,000,000	4,039,892
Merck & Co., Inc.,
1.850%, 2/10/20	USD	15,500,000	15,436,713
Merck Sharp & Dohme Corp.(a),
5.000%, 6/30/19	USD	1,250,000	1,379,746
Microsoft Corp.(a),
1.625%, 12/06/18	USD	16,000,000	16,108,896
Microsoft Corp.(a),
1.850%, 2/12/20	USD	2,500,000	2,506,275
Microsoft Corp.(a),
2.000%, 11/03/20	USD	3,000,000	3,002,904
Novartis Capital Corp.,
4.400%, 4/24/20	USD	1,000,000	1,096,220
Pfizer, Inc.(a),
2.100%, 5/15/19	USD	16,375,000	16,528,385
Toyota Motor Credit Corp.(a),
1.375%, 1/10/18	USD	4,726,000	4,737,007
Toyota Motor Credit Corp.,
2.000%, 10/24/18	USD	1,500,000	1,509,098
Toyota Motor Credit Corp.(a),
2.100%, 1/17/19	USD	5,000,000	5,012,705
Toyota Motor Credit Corp.(a),
2.125%, 7/18/19	USD	5,000,000	5,011,510
Toyota Motor Credit Corp.(a),
2.150%, 3/12/20	USD	3,000,000	3,001,017
United States Treasury Note,
1.375%, 9/30/18	USD	10,000,000	10,033,400
US Bank NA/Cincinnati OH,
2.125%, 10/28/19	USD	4,500,000	4,499,046
Wal-Mart Stores, Inc.(a),
2.800%, 4/15/16	USD	1,000,000	1,005,532
Wal-Mart Stores, Inc.,
3.625%, 7/08/20	USD	5,000,000	5,353,170
Wal-Mart Stores, Inc.,
5.800%, 2/15/18	USD	8,850,000	9,672,820
			224,840,282
TOTAL BONDS AND NOTES
(Identified Cost $738,082,711)			733,505,753

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		2,644,761	2,644,761
			2,644,762
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $2,644,762)			2,644,762

COLLATERAL FOR SECURITIES ON LOAN — 8.1%
Short-Term — 8.1%
State Street Navigator Securities
Lending Prime Portfolio		59,765,648	59,765,648

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $59,765,648)			59,765,648

Total Investments — 107.5%
(Identified Cost $800,493,121)#			795,916,163
Liabilities, Less Cash and Other
Assets — (7.5%)			(55,514,414)
Net Assets — 100.0%			$740,401,749

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $82,084,438.
(b)

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2015 amounted to $11,703,449 or 1.58% of the net assets of the Fund.

#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $800,493,121. Net unrealized depreciation aggregated $4,576,958 of which $689,474 related to appreciated investment securities and $5,266,432 related to depreciated investment securities.

Key to abbreviations: GBP — British Pound SEK — Swedish Krona USD — U.S. Dollar

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2015
(As a percentage of net assets):

Industry	Percentage
Banks	28.7%
Industrials	28.5%
Financials	8.1%
Supranational	8.1%
Foreign Government/Agency-Canada	4.7%
Foreign Government/Agency-Sweden	3.1%
Foreign Government/Agency-Japan	3.0%
Gas Transmission	2.9%
Foreign Government/Agency-Finland	2.1%
Foreign Government/Agency-Norway	2.1%

Country Weightings
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Bonds and Notes	$59,765,648	$—	$—	$—	$59,765,648
Total Borrowings	$59,765,648	$—	$—	$—	$59,765,648
Gross amount of recognized liabilities for securities lending transactions					$59,765,648

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 3.1%
Boeing Co. (The)	31,168	$4,506,581
Honeywell International, Inc.	29,098	3,013,680
Other Securities^(a)	121,118	13,440,718
		20,960,979
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	33,744	3,247,185
Other Securities^(a)	27,949	2,121,286
		5,368,471
Airlines — 1.0%
Other Securities^(a)	134,355	6,407,486
		6,407,486
Auto Components — 0.6%
Other Securities^(a)	88,873	4,171,321
		4,171,321
Automobiles — 0.6%
Other Securities^(a)	191,083	4,006,573
		4,006,573
Beverages — 2.7%
Coca-Cola Co. (The)	172,150	7,395,564
PepsiCo, Inc.	71,569	7,151,174
Other Securities^(a)	35,890	3,389,535
		17,936,273
Biotechnology — 4.1%
AbbVie, Inc.	78,389	4,643,764
Amgen, Inc.	24,566	3,987,799
Biogen, Inc.*	9,350	2,864,372
Celgene Corp.*	31,506	3,773,159
Gilead Sciences, Inc.	72,302	7,316,239
Other Securities^(a)	60,226	5,219,338
		27,804,671
Building Products — 0.3%
Other Securities^(a)	38,007	1,705,028
		1,705,028
Capital Markets — 1.4%
Other Securities^(a)	187,896	9,134,866
		9,134,866
Chemicals — 2.6%
Other Securities^(a)	257,377	17,357,378
		17,357,378
Commercial Banks — 3.7%
JPMorgan Chase & Co.	88,268	5,828,336
Wells Fargo & Co.	120,573	6,554,348
Other Securities^(a)	435,036	12,321,428
		24,704,112
Commercial Services & Supplies — 0.6%
Other Securities^(a)	112,387	4,189,584
		4,189,584
Communications Equipment — 1.0%
Cisco Systems, Inc.	113,113	3,071,584
Other Securities^(a)	99,206	3,895,249
		6,966,833
Computers & Peripherals — 4.6%
Apple, Inc.	240,102	25,273,137
Other Securities^(a)	244,028	5,399,713
		30,672,850
Construction & Engineering — 0.1%
Other Securities^(a)	25,365	900,254
		900,254
Construction Materials — 0.1%
Other Securities^	4,019	358,505
		358,505
Consumer Finance — 0.9%
Other Securities^(a)	153,917	6,259,800
		6,259,800
Containers & Packaging — 0.5%
Other Securities^(a)	86,105	3,549,556
		3,549,556
Distributors — 0.1%
Other Securities^(a)	17,043	935,675
		935,675
Diversified Consumer Services — 0.1%
Other Securities^(a)	33,959	1,006,822
		1,006,822
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	61,998	8,186,216
Other Securities^	45,170	3,865,783
		12,051,999
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	196,897	6,775,226
Verizon Communications, Inc.	203,302	9,396,618
Other Securities^(a)	54,757	895,282
		17,067,126
Electric Utilities — 1.5%
Other Securities^	215,584	10,317,138
		10,317,138
Electrical Equipment — 0.6%
Other Securities^(a)	68,685	3,937,170
		3,937,170
Electronic Equipment, Instruments & Components — 0.5%
Other Securities^(a)	105,682	3,708,352
		3,708,352
Energy Equipment & Services — 0.8%
Other Securities^(a)	163,252	5,410,662
		5,410,662

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	17,536	$2,832,064
CVS Health Corp.	35,418	3,462,818
Wal-Mart Stores, Inc.	64,795	3,971,934
Other Securities^(a)	154,558	5,567,883
		15,834,699
Food Products — 1.5%
Other Securities^(a)	181,939	10,226,978
		10,226,978
Gas Utilities — 0.2%
Other Securities^(a)	30,662	1,332,268
		1,332,268
Health Care Equipment & Supplies — 1.6%
Other Securities^(a)	169,596	10,810,363
		10,810,363
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	38,690	4,551,492
Other Securities^(a)	160,007	13,998,351
		18,549,843
Health Care Technology — 0.2%
Other Securities^(a)	24,011	1,049,303
		1,049,303
Hotels, Restaurants & Leisure — 2.7%
McDonald’s Corp.	45,687	5,397,462
Starbucks Corp.	70,918	4,257,208
Other Securities^(a)	161,953	8,569,833
		18,224,503
Household Durables — 0.5%
Other Securities^(a)	62,767	3,236,692
		3,236,692
Household Products — 2.0%
Colgate-Palmolive Co.	42,125	2,806,367
Procter & Gamble Co. (The)	88,756	7,048,114
Other Securities^(a)	31,256	3,511,653
		13,366,134
Independent Power Producers & Energy Traders — 0.1%
Other Securities^(a)	44,774	499,845
		499,845
Industrial Conglomerates — 1.7%
3M Co.	30,008	4,520,405
General Electric Co.	146,955	4,577,648
Other Securities^(a)	23,732	2,348,673
		11,446,726
Insurance — 2.0%
Other Securities^(a)	235,464	13,157,198
		13,157,198
Internet & Catalog Retail — 2.7%
Amazon.com, Inc.*	19,686	13,305,571
Other Securities^(a)	45,158	5,209,838
		18,515,409
Internet Software & Services — 3.0%
Alphabet, Inc., Class A*	7,345	5,714,483
Alphabet, Inc., Class C*	7,759	5,888,150
Facebook, Inc., Class A*	52,977	5,544,573
Other Securities^(a)	87,862	3,360,219
		20,507,425
IT Services — 4.5%
Accenture PLC, Class A	30,618	3,199,581
International Business Machines Corp.	45,615	6,277,536
Mastercard, Inc., Class A	48,636	4,735,201
Visa, Inc., Class A(a)	63,679	4,938,306
Other Securities^(a)	224,467	11,382,743
		30,533,367
Leisure Equipment & Products — 0.2%
Other Securities^(a)	22,731	1,064,330
		1,064,330
Life Sciences Tools & Services — 0.6%
Other Securities^	34,909	3,855,318
		3,855,318
Machinery — 1.7%
Other Securities^(a)	199,936	11,259,468
		11,259,468
Marine — 0.0%
Other Securities^	3,200	152,400
		152,400
Media — 3.3%
Comcast Corp., Class A	99,616	5,621,331
Walt Disney Co. (The)	51,592	5,421,287
Other Securities^(a)	371,145	11,208,346
		22,250,964
Metals & Mining — 0.2%
Other Securities^(a)	92,777	1,638,397
		1,638,397
Multi-Utilities — 1.0%
Other Securities^	140,256	6,678,934
		6,678,934
Multiline Retail — 0.7%
Other Securities^(a)	83,994	4,630,506
		4,630,506
Oil, Gas & Consumable Fuels — 3.6%
Exxon Mobil Corp.	104,690	8,160,586
Other Securities^(a)	435,652	16,205,340
		24,365,926

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products — 0.0%
Other Securities^(a)	10,933	$255,250
		255,250
Personal Products — 0.2%
Other Securities^(a)	30,531	1,333,753
		1,333,753
Pharmaceuticals — 4.3%
Johnson & Johnson	92,348	9,485,986
Merck & Co., Inc.	90,641	4,787,658
Pfizer, Inc.	150,557	4,859,980
Other Securities^(a)	125,944	9,789,686
		28,923,310
Professional Services — 0.4%
Other Securities^(a)	38,679	2,639,504
		2,639,504
Real Estate Management & Development — 0.2%
Other Securities^(a)	26,471	1,066,511
		1,066,511
Road & Rail — 0.8%
Other Securities^(a)	121,853	5,677,507
		5,677,507
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	196,036	6,753,440
Other Securities^(a)	276,055	10,613,137
		17,366,577
Software — 4.5%
Microsoft Corp.	315,137	17,483,801
Oracle Corp.	110,285	4,028,711
Other Securities^(a)	181,915	8,642,816
		30,155,328
Specialty Retail — 3.6%
Home Depot, Inc. (The)	62,784	8,303,184
Lowe’s Cos., Inc.	45,660	3,471,986
Other Securities^(a)	226,888	12,520,552
		24,295,722
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	54,656	3,416,000
Other Securities^(a)	77,266	3,366,899
		6,782,899
Thrifts & Mortgage Finance — 0.1%
Other Securities^(a)	22,638	363,924
		363,924
Tobacco — 1.7%
Altria Group, Inc.	96,309	5,606,147
Philip Morris International, Inc.	50,318	4,423,455
Other Securities^(a)	37,504	1,695,977
		11,725,579
Trading Companies & Distributors — 0.3%
Other Securities^(a)	40,720	2,057,435
		2,057,435
Transportation Infrastructure — 0.0%
Other Securities^(a)	844	10,103

Water Utilities — 0.1%
Other Securities^	10,933	477,471
		477,471
Wireless Telecommunication Services — 0.1%
Other Securities^(a)	25,198	899,674
		899,674
TOTAL COMMON STOCKS (Identified Cost $364,069,932)		644,107,027

RIGHTS AND WARRANTS — 0.0%
Consumer Discretionary — 0.0%
Other Securities^(a)	21,220	11,286
		11,286
Health Care Providers & Services — 0.0%
Other Securities^	7,172	64

TOTAL RIGHTS AND WARRANTS (Identified Cost $11,752)		11,350

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,540,159	26,968,178

TOTAL MUTUAL FUNDS (Identified Cost $20,271,735)		26,968,178

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,417,000	1,417,000
		1,417,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,417,001)		1,417,001

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities
Lending Prime Portfolio	26,112,749	$26,112,749

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $26,112,749)		26,112,749

Total Investments — 103.7%
(Identified Cost $411,883,169)#		698,616,305
Liabilities, Less Cash and
Other Assets — (3.7%)		(24,706,731)
Net Assets — 100.0%		$673,909,574

†	See Note 1
*	Non-income producing security
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $35,350,131.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities and/or fair valued securities.

#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $411,883,169. Net unrealized appreciation aggregated $286,733,136 of which $296,492,811 related to appreciated investment securities and $9,759,675 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Common Stocks	$26,102,350	$—	$—	$—	$26,102,350
Rights and Warrants	10,399	—	—	—	10,399
Total	$26,112,749	$—	$—	$—	$26,112,749
Total Borrowings	$26,112,749	$—	$—	$—	$26,112,749
Gross amount of recognized liabilities for securities lending transactions					$26,112,749

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.	11,297	$1,350,104
Northrop Grumman Corp.	15,202	2,870,290
Orbital ATK, Inc.	2,155	192,528
Precision Castparts Corp.	6,059	1,405,748
Textron, Inc.	32,409	1,361,502
		7,180,172
Air Freight & Logistics — 0.6%
FedEx Corp.	22,111	3,294,318

Airlines — 1.2%
JetBlue Airways Corp.*	61,307	1,388,604
Southwest Airlines Co.	105,608	4,547,480
		5,936,084
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	30,139	984,641
Johnson Controls, Inc.	10,043	396,598
Visteon Corp.*	2,649	303,311
		1,684,550
Automobiles — 2.2%
Ford Motor Co.	419,903	5,916,433
General Motors Co.	158,398	5,387,116
		11,303,549
Beverages — 0.3%
Molson Coors Brewing Co., Class B	14,351	1,347,846

Building Products — 0.2%
Owens Corning	19,528	918,402

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	84,909	3,499,949
BlackRock, Inc.	1,121	381,723
E*Trade Financial Corp.*	15,035	445,637
Goldman Sachs Group, Inc. (The)	31,876	5,745,011
Invesco Ltd.	3,108	104,056
Legg Mason, Inc.	14,350	562,951
Morgan Stanley	80,814	2,570,693
State Street Corp.	11,714	777,341
		14,087,361
Chemicals — 1.0%
Airgas, Inc.	3,142	434,601
Albemarle Corp.(a)	996	55,786
Ashland, Inc.(a)	10,777	1,106,798
CF Industries Holdings, Inc.	13,898	567,177
Dow Chemical Co. (The)	18,037	928,545
Eastman Chemical Co.	12,601	850,694
Mosaic Co. (The)	46,665	1,287,487
		5,231,088
Commercial Banks — 9.7%
Bank of America Corp.	401,196	6,752,129
BB&T Corp.	39,975	1,511,455
BOK Financial Corp.(a)	765	45,739
CIT Group, Inc.	9,004	357,459
Citigroup, Inc.	131,911	6,826,394
Comerica, Inc.	6,521	272,773
Fifth Third Bancorp	106,867	2,148,027
Huntington Bancshares, Inc.	65,394	723,258
Investors Bancorp, Inc.	1,900	23,636
JPMorgan Chase & Co.	291,284	19,233,483
KeyCorp	42,678	562,923
M&T Bank Corp.	11,090	1,343,886
PacWest Bancorp	5,207	224,422
People's United Financial, Inc.(a)	5,834	94,219
PNC Financial Services Group, Inc. (The)	36,349	3,464,423
Regions Financial Corp.	155,307	1,490,947
SunTrust Banks, Inc.	34,538	1,479,608
Synovus Financial Corp.	850	27,523
Wells Fargo & Co.	47,823	2,599,658
Zions Bancorp	26,351	719,382
		49,901,344
Commercial Services & Supplies — 0.9%
ADT Corp. (The)(a)	29,352	968,029
KAR Auction Services, Inc.	3,007	111,349
Republic Services, Inc.	59,799	2,630,558
Waste Connections, Inc.	13,797	777,047
		4,486,983
Communications Equipment — 2.2%
ARRIS Group, Inc.*	3,948	120,690
Brocade Communications Systems, Inc.	46,325	425,264
Cisco Systems, Inc.	380,603	10,335,274
EchoStar Corp., Class A*	3,599	140,757
Juniper Networks, Inc.	17,303	477,563
		11,499,548
Computers & Peripherals — 2.3%
EMC Corp.	150,350	3,860,988
Hewlett Packard Enterprise Co.	255,741	3,887,263
HP, Inc.	255,741	3,027,973
Western Digital Corp.	17,594	1,056,520
		11,832,744
Construction & Engineering — 0.3%
AECOM(a)*	4,983	149,640
Chicago Bridge & Iron Co. NV(a)	7,181	279,987
Fluor Corp.	4,096	193,413
Jacobs Engineering Group, Inc.*	8,552	358,756
Quanta Services, Inc.*	18,387	372,337
		1,354,133

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction Materials — 0.5%
Martin Marietta Materials, Inc.(a)	2,686	$366,854
Vulcan Materials Co.	20,131	1,911,841
		2,278,695
Consumer Finance — 1.8%
Ally Financial, Inc.*	63,046	1,175,178
Capital One Financial Corp.	56,650	4,088,997
Synchrony Financial*	129,537	3,939,220
		9,203,395
Containers & Packaging — 0.6%
Bemis Co., Inc.	4,680	209,149
International Paper Co.	47,687	1,797,800
WestRock Co.	24,273	1,107,334
		3,114,283
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	868	420,954

Diversified Financial Services — 0.6%
CME Group, Inc.	20,749	1,879,860
Leucadia National Corp.	6,993	121,608
Nasdaq, Inc.	16,965	986,854
Voya Financial, Inc.	7,020	259,108
		3,247,430
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	597,141	20,547,622
CenturyLink, Inc.	74,065	1,863,475
Frontier Communications Corp.(a)	90,207	421,267
Level 3 Communications, Inc.*	19,640	1,067,630
		23,899,994
Electrical Equipment — 0.4%
Eaton Corp. PLC	39,071	2,033,255

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.*	17,315	938,127
Avnet, Inc.	23,467	1,005,326
Corning, Inc.	67,872	1,240,700
Flextronics International Ltd.*	10,323	115,721
Ingram Micro, Inc., Class A	23,840	724,259
Jabil Circuit, Inc.	17,551	408,763
		4,432,896
Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	57,947	2,674,254
Halliburton Co.	10,855	369,504
Helmerich & Payne, Inc.(a)	18,327	981,411
National Oilwell Varco, Inc.(a)	47,287	1,583,642
Schlumberger Ltd.	3,752	261,702
Transocean Ltd.(a)	29,532	365,606
Weatherford International PLC(a)*	99,105	831,491
		7,067,610
Food & Staples Retailing — 2.0%
CVS Health Corp.	96,767	9,460,909
Wal-Mart Stores, Inc.	12,442	762,695
Walgreens Boots Alliance, Inc.	2,376	202,328
		10,425,932
Food Products — 3.1%
Archer-Daniels-Midland Co.	72,181	2,647,599
Bunge Ltd.	23,481	1,603,283
ConAgra Foods, Inc.	5,787	243,980
Ingredion, Inc.	5,307	508,623
J.M. Smucker Co. (The)	15,824	1,951,732
Mondelez International, Inc., Class A	116,467	5,222,380
Pinnacle Foods, Inc.	15,318	650,402
Seaboard Corp.*	76	220,000
Tyson Foods, Inc., Class A(a)	54,917	2,928,724
		15,976,723
Gas Utilities — 0.1%
UGI Corp.	19,434	656,092

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.*	106,003	1,954,695
Hologic, Inc.*	23,343	903,141
Medtronic PLC	32,362	2,489,285
Teleflex, Inc.(a)	2,865	376,604
Zimmer Biomet Holdings, Inc.	2,880	295,459
		6,019,184
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.(a)*	855	53,403
Aetna, Inc.	53,658	5,801,503
Amsurg Corp.*	219	16,644
Anthem, Inc.	41,123	5,734,191
Brookdale Senior Living, Inc.*	1,591	29,370
CIGNA Corp.	10,533	1,541,294
Community Health Systems, Inc.(a)*	10,334	274,161
DaVita HealthCare Partners, Inc.*	2,594	180,828
Express Scripts Holding Co.*	73,832	6,453,655
Humana, Inc.	21,137	3,773,166
Laboratory Corp. of America Holdings*	3,161	390,826
Mednax, Inc.*	1,600	114,656
Quest Diagnostics, Inc.	18,512	1,316,943
UnitedHealth Group, Inc.	4,764	560,437
		26,241,077
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	27,130	1,478,042
Hilton Worldwide Holdings, Inc.	24,776	530,206
Hyatt Hotels Corp., Class A*	3,874	182,156
MGM Resorts International*	84,812	1,926,929
Royal Caribbean Cruises Ltd.	32,567	3,296,106
		7,413,439

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 1.3%
DR Horton, Inc.	47,956	$1,536,031
Garmin Ltd.(a)	4,065	151,096
Lennar Corp., Class A(a)	28,692	1,403,326
Mohawk Industries, Inc.*	6,934	1,313,230
PulteGroup, Inc.	38,222	681,116
Toll Brothers, Inc.*	11,379	378,921
Whirlpool Corp.	7,366	1,081,844
		6,545,564
Household Products — 0.0%
Spectrum Brands Holdings, Inc.	1,122	114,220

Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	23,886	345,631
NRG Energy, Inc.	54,951	646,773
		992,404
Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	4,690	415,956
Danaher Corp.	9,522	884,403
General Electric Co.	328,924	10,245,983
		11,546,342
Insurance — 7.5%
ACE Ltd.(a)	7,305	853,589
Aflac, Inc.	34,024	2,038,038
Alleghany Corp.*	307	146,725
Allied World Assurance Co., Holdings Ltd.	13,670	508,387
Allstate Corp. (The)	40,691	2,526,504
American Financial Group, Inc.	12,362	891,053
American International Group, Inc.	78,526	4,866,256
Arch Capital Group Ltd.*	1,703	118,784
Assurant, Inc.(a)	9,601	773,265
Assured Guaranty Ltd.	13,828	365,474
Axis Capital Holdings Ltd.	14,584	819,912
Chubb Corp. (The)	7,241	960,446
Cincinnati Financial Corp.(a)	3,641	215,438
CNA Financial Corp.	7,604	267,281
Endurance Specialty Holdings Ltd.	1,516	97,009
Everest Re Group Ltd.	6,500	1,190,085
First American Financial Corp.(a)	5,621	201,794
FNF Group	2,743	95,100
Hartford Financial Services Group, Inc.	74,552	3,240,030
Lincoln National Corp.	26,059	1,309,725
Loews Corp.	37,469	1,438,810
Markel Corp.*	301	265,888
MetLife, Inc.	46,445	2,239,113
Old Republic International Corp.	23,484	437,507
PartnerRe Ltd.	7,627	1,065,797
Principal Financial Group, Inc.	42,948	1,931,801
Prudential Financial, Inc.	23,442	1,908,413
Reinsurance Group of America, Inc.	9,075	776,366
RenaissanceRe Holdings Ltd.	3,401	384,959
Travelers Companies, Inc. (The)	32,458	3,663,210
Unum Group	32,590	1,084,921
Validus Holdings Ltd.	5,533	256,123
WR Berkley Corp.	6,115	334,796
XL Group PLC	28,603	1,120,666
		38,393,265
Internet & Catalog Retail — 0.5%
Liberty Interactive Corp. QVC Group, Class A*	71,603	1,956,194
Liberty Ventures, Series A*	14,990	676,199
		2,632,393
Internet Software & Services— 0.2%
IAC/InterActiveCorp	5,222	313,581
Yahoo!, Inc.*	22,867	760,556
		1,074,137
IT Services — 1.1%
Amdocs Ltd.	8,428	459,916
Computer Sciences Corp.	6,809	222,518
CSRA, Inc.	6,809	204,270
Fidelity National Information Services, Inc.	41,575	2,519,445
Xerox Corp.	186,374	1,981,156
		5,387,305
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A*	172	23,850
Thermo Fisher Scientific, Inc.	28,785	4,083,152
		4,107,002
Machinery — 2.0%
AGCO Corp.(a)	11,477	520,941
Caterpillar, Inc.(a)	34,273	2,329,193
Colfax Corp.(a)*	4,682	109,325
Cummins, Inc.	1,778	156,482
Dover Corp.	15,636	958,643
Ingersoll-Rand PLC	9,789	541,234
PACCAR, Inc.	14,959	709,057
Pentair PLC(a)	27,201	1,347,265
Stanley Black & Decker, Inc.	32,620	3,481,532
Trinity Industries, Inc.(a)	8,286	199,030
		10,352,702
Marine — 0.0%
Kirby Corp.*	1,480	77,878

Media — 7.2%
Cable One, Inc.	496	215,095
CBS Corp., Class A(a)	5,249	273,578
Comcast Corp., Class A(a)	319,685	18,039,824
Liberty Broadband Corp., Class A*	527	27,220
Liberty Broadband Corp., Class C*	3,116	161,596
Liberty Media Corp.*	4,389	172,268
Liberty Media Corp. Series C*	8,778	334,266

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Madison Square Garden Co. (The), Class A*	443	$71,677
News Corp., Class A	8,320	111,155
News Corp., Class B	1,734	24,207
TEGNA, Inc.	22,742	580,376
Time Warner Cable, Inc.	53,984	10,018,891
Time Warner, Inc.	111,992	7,242,523
		37,272,676
Metals & Mining — 1.2%
Alcoa, Inc.	114,560	1,130,707
Freeport-McMoRan, Inc.(a)	42,266	286,141
Newmont Mining Corp.	73,820	1,328,022
Nucor Corp.	54,372	2,191,192
Reliance Steel & Aluminum Co.	12,373	716,520
Steel Dynamics, Inc.	31,162	556,865
		6,209,447
Multiline Retail — 0.4%
Dillard's, Inc., Class A(a)	1,880	123,535
Kohl's Corp.(a)	39,722	1,891,959
		2,015,494
Oil, Gas & Consumable Fuels — 12.7%
Anadarko Petroleum Corp.	49,593	2,409,228
Apache Corp.	25,817	1,148,082
Chesapeake Energy Corp.(a)	54,060	243,270
Chevron Corp.	142,149	12,787,724
Concho Resources, Inc.*	2,816	261,494
ConocoPhillips	93,178	4,350,481
Devon Energy Corp.	15,871	507,872
EOG Resources, Inc.	29,961	2,120,939
Exxon Mobil Corp.	246,244	19,194,720
Hess Corp.	35,381	1,715,271
HollyFrontier Corp.	22,068	880,292
Kinder Morgan, Inc.	29,336	437,693
Marathon Oil Corp.	51,156	644,054
Marathon Petroleum Corp.	64,008	3,318,175
Murphy Oil Corp.(a)	25,103	563,562
Noble Energy, Inc.	35,505	1,169,180
Occidental Petroleum Corp.	28,855	1,950,886
Phillips 66	56,127	4,591,189
Pioneer Natural Resources Co.	1,692	212,143
Range Resources Corp.(a)	603	14,840
Tesoro Corp.	15,417	1,624,489
Valero Energy Corp.	76,635	5,418,861
		65,564,445
Pharmaceuticals — 4.3%
Allergan PLC*	14,401	4,500,312
Mallinckrodt PLC*	4,331	323,223
Pfizer, Inc.	532,120	17,176,834
		22,000,369
Professional Services — 0.1%
Manpowergroup, Inc.	5,957	502,116
Nielsen Holdings PLC	2,594	120,880
Towers Watson & Co., Class A	82	10,534
		633,530
Road & Rail — 3.2%
AMERCO	188	73,226
Avis Budget Group, Inc.(a)*	6,502	235,958
CSX Corp.	173,747	4,508,735
Genesee & Wyoming, Inc., Class A(a)*	4,464	239,672
Hertz Global Holdings, Inc.*	46,200	657,426
Kansas City Southern	9,239	689,876
Norfolk Southern Corp.	43,628	3,690,492
Ryder System, Inc.	7,199	409,119
Union Pacific Corp.	73,463	5,744,807
		16,249,311
Semiconductors & Semiconductor Equipment — 3.1%
First Solar, Inc.*	7,096	468,265
Intel Corp.	320,854	11,053,420
Lam Research Corp.	17,391	1,381,193
Marvell Technology Group Ltd.	18,929	166,954
Micron Technology, Inc.*	40,020	566,683
NVIDIA Corp.	62,745	2,068,075
Teradyne, Inc.	18,438	381,114
		16,085,704
Software — 1.5%
Activision Blizzard, Inc.(a)	89,528	3,465,629
CA, Inc.	75,041	2,143,171
Nuance Communications, Inc.*	11,032	219,426
Symantec Corp.	90,301	1,896,321
Synopsys, Inc.*	4,316	196,853
		7,921,400
Specialty Retail — 0.5%
Best Buy Co., Inc.(a)	39,783	1,211,392
GameStop Corp., Class A(a)	18,743	525,554
Penske Auto Group, Inc.	8,996	380,891
Staples, Inc.	52,583	497,961
		2,615,798
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	6,403	471,581
Ralph Lauren Corp.(a)	2,906	323,961
		795,542
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	11,787	192,364

Tobacco — 0.1%
Reynolds American, Inc.	7,657	353,370

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)*	29,977	$108,517
T-Mobile US, Inc.*	24,396	954,371
United States Cellular Corp.*	2,168	88,476
		1,151,364
TOTAL COMMON STOCKS
(Identified Cost $389,619,649)		512,773,107

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,167,000	1,167,000
		1,167,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,167,001)		1,167,001

COLLATERAL FOR SECURITIES ON LOAN — 4.5%
Short-Term — 4.5%
State Street Navigator Securities Lending
Prime Portfolio	23,138,494	23,138,494

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $23,138,494)		23,138,494

Total Investments — 104.3%
(Identified Cost $413,925,144)#		537,078,602
Liabilities, Less Cash and
Other Assets — (4.3%)		(21,993,031)
Net Assets — 100.0%		$515,085,571

†	See Note 1
*	Non-income producing security
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $28,728,038.
#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $413,925,144. Net unrealized appreciation aggregated $123,153,458 of which $146,275,399 related to appreciated investment securities and $23,121,941 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Common Stocks	$23,138,494	$—	$—	$—	$23,138,494
Total Borrowings	$23,138,494	$—	$—	$—	$23,138,494
Gross amount of recognized liabilities for securities lending transactions					$23,138,494

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.9%
BWX Technologies, Inc.	27,558	$875,518
Other Securities^(a)	170,950	5,882,519
		6,758,037
Air Freight & Logistics — 0.5%
Other Securities^(a)	88,438	1,721,544
		1,721,544
Airlines — 0.7%
JetBlue Airways Corp.*	46,520	1,053,678
Other Securities^(a)	44,472	1,503,173
		2,556,851
Auto Components — 1.2%
Other Securities^(a)	188,255	4,488,396
		4,488,396
Automobiles — 0.2%
Other Securities^(a)	19,800	876,145
		876,145
Beverages — 0.3%
Other Securities^(a)	26,675	934,818
		934,818
Biotechnology — 1.0%
Myriad Genetics, Inc.*	19,349	835,103
Other Securities^(a)	108,017	2,608,348
		3,443,451
Building Products — 1.3%
Other Securities^(a)	172,544	4,627,966
		4,627,966
Capital Markets — 1.7%
Other Securities^(a)	308,493	6,145,943
		6,145,943
Chemicals — 2.2%
Chemtura Corp.*	28,509	777,440
PolyOne Corp.	32,103	1,019,591
Sensient Technologies Corp.	15,305	961,460
Other Securities^(a)	262,483	5,296,921
		8,055,412
Commercial Banks — 10.4%
Bank of Hawaii Corp.(a)	13,708	862,233
Bank of the Ozarks, Inc.	23,278	1,151,330
First Niagara Financial Group, Inc.	80,008	868,087
Private BanCorp, Inc.	19,760	810,555
Western Alliance BanCorp*	26,478	949,501
Other Securities^(a)	1,463,256	33,159,945
		37,801,651
Commercial Services & Supplies — 2.8%
Deluxe Corp.(a)	15,391	839,425
Other Securities^(a)	431,170	9,219,349
		10,058,774
Communications Equipment — 1.9%
Other Securities^(a)	410,401	6,826,640
		6,826,640
Computers & Peripherals — 0.7%
Other Securities^(a)	112,385	2,637,801
		2,637,801
Construction & Engineering — 1.2%
Other Securities^(a)	185,614	4,206,271
		4,206,271
Construction Materials — 0.2%
Other Securities^(a)	28,690	833,231
		833,231
Consumer Finance — 0.5%
Other Securities^(a)	98,508	1,986,084
		1,986,084
Containers & Packaging — 0.2%
Other Securities^(a)	24,911	645,334
		645,334
Distributors — 0.4%
Pool Corp.	13,286	1,073,243
Other Securities^(a)	11,239	514,786
		1,588,029
Diversified Consumer Services — 1.0%
Other Securities^(a)	178,479	3,501,706
		3,501,706
Diversified Financial Services — 0.4%
MarketAxess Holdings, Inc.	11,093	1,237,868
Other Securities^(a)	33,813	323,084
		1,560,952
Diversified Telecommunication Services — 0.6%
Other Securities^(a)	205,776	2,348,035
		2,348,035
Electric Utilities — 1.6%
IDACORP, Inc.(a)	11,549	785,332
Other Securities^(a)	140,704	5,016,156
		5,801,488
Electrical Equipment — 0.8%
Other Securities^(a)	111,306	2,936,656
		2,936,656
Electronic Equipment, Instruments & Components — 3.1%
SYNNEX Corp.	9,728	874,839
Other Securities^(a)	437,652	10,471,604
		11,346,443
Energy Equipment & Services — 1.4%
Other Securities^(a)	510,501	4,957,389
		4,957,389
See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	9,878	$1,189,805
Other Securities^(a)	130,581	2,591,456
		3,781,261
Food Products — 2.2%
Lancaster Colony Corp.	7,094	819,073
Other Securities^(a)	220,279	7,052,148
		7,871,221
Gas Utilities — 1.5%
Piedmont Natural Gas Co., Inc.	19,982	1,139,374
WGL Holdings, Inc.	12,554	790,776
Other Securities^(a)	86,515	3,642,684
		5,572,834
Health Care Equipment & Supplies — 2.9%
Other Securities^(a)	294,267	10,528,116
		10,528,116
Health Care Providers & Services — 3.2%
Amsurg Corp.*	11,477	872,252
Chemed Corp.(a)	6,067	908,837
Health Net, Inc.*	21,649	1,482,091
LifePoint Health, Inc.*	11,638	854,229
Other Securities^(a)	314,792	7,686,774
		11,804,183
Health Care Technology — 0.6%
Other Securities^(a)	120,239	2,295,826
		2,295,826
Hotels, Restaurants & Leisure — 4.7%
Buffalo Wild Wings, Inc.(a)*	5,278	842,633
Jack in the Box, Inc.	11,878	911,161
Vail Resorts, Inc.	8,794	1,125,544
Other Securities^(a)	574,502	14,028,255
		16,907,593
Household Durables — 1.6%
Other Securities^(a)	220,051	5,984,252
		5,984,252
Household Products — 0.3%
Other Securities^(a)	49,241	1,123,131
		1,123,131
Independent Power Producers & Energy Traders — 0.2%
Other Securities^(a)	21,535	551,639
		551,639
Industrial Conglomerates — 0.0%
Other Securities^(a)	10,531	164,284
		164,284
Insurance — 4.7%
Aspen Insurance Holdings Ltd.	19,284	931,417
CNO Financial Group, Inc.(a)	53,833	1,027,672
Endurance Specialty Holdings Ltd.	16,133	1,032,351
Hanover Insurance Group, Inc. (The)	11,305	919,549
RLI Corp.	13,400	827,450
StanCorp Financial Group, Inc.	10,152	1,156,110
Symetra Financial Corp.	28,069	891,752
Other Securities^(a)	389,833	10,446,130
		17,232,431
Internet & Catalog Retail — 0.6%
Other Securities^(a)	88,242	2,091,527
		2,091,527
Internet Software & Services — 1.6%
j2 Global, Inc.(a)	15,473	1,273,737
Other Securities^(a)	292,358	4,672,738
		5,946,475
IT Services — 3.0%
EPAM Systems, Inc.*	11,870	933,219
Euronet Worldwide, Inc.*	13,882	1,005,473
Heartland Payment Systems, Inc.	9,697	919,470
Other Securities^(a)	332,258	8,035,030
		10,893,192
Leisure Equipment & Products — 0.5%
Other Securities^(a)	80,065	1,690,100
		1,690,100
Life Sciences Tools & Services — 0.9%
Charles River Laboratories
International, Inc.*	13,644	1,096,841
Other Securities^(a)	96,955	2,145,919
		3,242,760
Machinery — 3.9%
Other Securities^(a)	572,902	14,140,001
		14,140,001
Marine — 0.1%
Other Securities^(a)	12,927	460,735
		460,735
Media — 1.9%
Other Securities^(a)	396,544	6,868,867
		6,868,867
Metals & Mining — 1.0%
Other Securities^(a)	299,037	3,445,340
		3,445,340
Multi-Utilities — 0.5%
Other Securities^	40,146	1,777,841
		1,777,841
Multiline Retail — 0.3%
Other Securities^(a)	77,032	1,083,049
		1,083,049

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.0%
Other Securities^(a)	705,412	$7,393,719
		7,393,719
Paper & Forest Products — 1.0%
Other Securities^(a)	150,780	3,468,036
		3,468,036
Personal Products — 0.4%
Other Securities^(a)	42,670	1,468,533
		1,468,533
Pharmaceuticals — 1.2%
Impax Laboratories, Inc.*	18,471	789,820
Prestige Brands Holdings, Inc.*	15,321	788,725
Other Securities^(a)	153,086	2,848,429
		4,426,974
Professional Services — 1.6%
Other Securities^(a)	242,752	5,775,375
		5,775,375
Real Estate Management & Development — 0.5%
Other Securities^(a)	69,392	1,732,959
		1,732,959
Road & Rail — 1.1%
AMERCO	2,735	1,065,282
Other Securities^(a)	136,475	3,079,109
		4,144,391
Semiconductors & Semiconductor Equipment — 3.7%
Integrated Device Technology, Inc.*	38,007	1,001,484
Microsemi Corp.*	24,192	788,417
Synaptics, Inc.(a)*	11,978	962,313
Other Securities^(a)	703,009	10,755,757
		13,507,971
Software — 3.5%
Blackbaud, Inc.	12,444	819,562
Fair Isaac Corp.	10,964	1,032,590
Manhattan Associates, Inc.*	24,248	1,604,490
Other Securities^(a)	546,387	9,138,164
		12,594,806
Specialty Retail — 4.2%
American Eagle Outfitters, Inc.(a)	52,550	814,525
Other Securities^(a)	773,552	14,471,898
		15,286,423
Textiles, Apparel & Luxury Goods — 1.1%
Other Securities^(a)	170,491	4,144,088
		4,144,088
Thrifts & Mortgage Finance — 2.2%
Other Securities^(a)	514,160	7,813,745
		7,813,745
Tobacco — 0.3%
Vector Group Ltd.	33,090	780,593
Other Securities^(a)	7,392	334,602
		1,115,195
Trading Companies & Distributors — 0.9%
Other Securities^(a)	139,310	3,439,999
		3,439,999
Transportation Infrastructure — 0.1%
Other Securities^(a)	23,396	280,050

Water Utilities — 0.3%
Other Securities^(a)	36,291	1,045,320
		1,045,320
Wireless Telecommunication Services — 0.3%
Other Securities^(a)	46,480	1,147,977
		1,147,977
TOTAL COMMON STOCKS
(Identified Cost $278,943,838)		362,887,266

RIGHTS AND WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Other Securities^	50,175	452

Pharmaceuticals — 0.0%
Other Securities^(b)(c)	15,868	—
		—
Wireless Telecommunication Services — 0.0%
Other Securities^	2,600	4,914

TOTAL RIGHTS AND WARRANTS
(Identified Cost $22,580)		5,366

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Pharmaceuticals — 0.0%
Other Securities^	$1,898	1,917

TOTAL BONDS AND NOTES
(Identified Cost $1,899)		1,917

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,058,000	1,058,000
		1,058,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,058,001)		1,058,001

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 22.3%
State Street Navigator Securities
Lending Prime Portfolio	81,224,879	$81,224,879

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $81,224,879)		81,224,879

Total Investments — 122.4%
(Identified Cost $360,967,523)#		445,177,429
Liabilities, Less Cash and
Other Assets — (22.4%)		(81,419,034)
Net Assets — 100.0%		$363,758,395

†	See Note 1
*	Non-income producing security
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $82,051,042.
(b)	Bankrupt/delisted security.
(c)	Contingent value rights based on future performance.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities and/or fair valued securities.

#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $360,967,523. Net unrealized appreciation aggregated $84,209,906 of which $121,046,477 related to appreciated investment securities and $36,836,571 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Common Stocks	$81,224,879	$—	$—	$—	$81,224,879
Total Borrowings	$81,224,879	$—	$—	$—	$81,224,879
Gross amount of recognized liabilities for securities lending transactions					$81,224,879

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.7%
Australia — 5.3%
BHP Billiton Ltd.	395,678	$5,149,583
Woodside Petroleum Ltd.	166,822	3,491,295
Other Securities^(a)	4,006,580	24,939,825
		33,580,703
Austria — 0.1%
Other Securities^(a)	21,949	502,437
		502,437
Belgium — 1.6%
Other Securities^(a)	147,047	10,171,081
		10,171,081
Canada — 6.6%
Bank of Montreal	79,764	4,500,285
Canadian Natural Resources Ltd.	121,797	2,660,046
Canadian Natural Resources Ltd.(a)	110,725	2,417,127
Manulife Financial Corp.	10,781	161,499
Manulife Financial Corp.(b)	243,493	3,649,667
Suncor Energy, Inc.	259,369	6,695,570
Suncor Energy, Inc.(b)	65,644	1,693,615
Other Securities^(a)	2,228,344	20,178,383
		41,956,192
Denmark — 1.7%
Other Securities^	356,333	10,775,413
		10,775,413
Finland — 0.7%
Other Securities^	284,253	4,104,858
		4,104,858
France — 9.9%
AXA SA	318,289	8,727,070
BNP Paribas SA	68,966	3,914,575
Cie de Saint-Gobain	123,697	5,356,943
Engie	296,273	5,256,236
Orange SA	358,763	6,037,379
Renault SA	50,745	5,108,278
Societe Generale SA	134,518	6,223,198
Total SA	210,982	9,461,431
Other Securities^(a)	814,950	12,937,703
		63,022,813
Germany — 8.0%
Allianz SE	75,950	13,499,196
Bayerische Motoren Werke AG	60,683	6,438,429
Daimler AG	169,178	14,263,406
Deutsche Bank AG(a)	132,089	3,189,949
Deutsche Bank AG	7,033	172,161
Other Securities^(a)	577,647	13,213,287
		50,776,428
Hong Kong — 2.4%
Other Securities^(a)	5,379,180	15,062,438
		15,062,438
Ireland — 0.2%
Other Securities^	2,806,192	1,510,830
		1,510,830
Israel — 0.5%
Other Securities^	478,020	3,293,104
		3,293,104
Italy — 1.7%
Eni SpA	235,897	3,537,782
UniCredit SpA	774,571	4,322,463
Other Securities^(a)	722,522	3,148,123
		11,008,368
Japan — 23.4%
Hitachi Ltd.	621,000	3,572,707
Honda Motor Co., Ltd.	235,200	7,651,167
ITOCHU Corp.	281,200	3,373,605
Mitsubishi UFJ Financial Group, Inc.	935,500	5,892,650
Mitsubishi UFJ Financial Group, Inc.,
ADR(a)	1,031,340	6,414,935
Mizuho Financial Group, Inc.	4,432,400	8,979,487
Nissan Motor Co., Ltd.	426,800	4,543,372
Sumitomo Mitsui Financial Group, Inc.	225,900	8,656,728
Other Securities^(a)	14,514,157	99,543,867
		148,628,518
Netherlands — 2.8%
ING Groep NV	513,355	6,945,711
Koninklijke Philips NV	81,597	2,076,644
Koninklijke Philips NV(c)	95,690	2,450,030
Other Securities^(a)	683,801	6,550,584
		18,022,969
New Zealand — 0.1%
Other Securities^	116,436	526,500
		526,500
Norway — 0.7%
Other Securities^(a)	603,230	4,145,646
		4,145,646
Portugal — 0.0%
Other Securities^(a)	439,558	196,926
		196,926
Singapore — 0.9%
Other Securities^(a)	4,534,707	5,500,956
		5,500,956
Spain — 3.1%
Banco Santander SA	1,598,744	7,919,227
Iberdrola SA	1,020,501	7,264,142
Other Securities^(a)	1,222,503	4,553,977
		19,737,346

See notes to financial statements

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 3.2%
SSAB AB, B Shares	283,451	$3,001,916
Svenska Cellulosa AB, Series B	158,011	4,614,102
Telefonaktiebolaget LM Ericsson	392,300	3,824,733
Other Securities^(a)	926,137	8,743,090
		20,183,841
Switzerland — 9.2%
ABB Ltd.(a)*	419,141	7,515,747
Adecco SA*	49,724	3,420,511
Cie Financiere Richemont SA	84,646	6,093,227
Credit Suisse Group AG(a)*	155,541	3,368,295
LafargeHolcim Ltd.(d)*	37,003	1,878,751
LafargeHolcim Ltd.(e)*	67,099	3,369,688
Swatch Group AG (The)	8,435	572,664
Swatch Group AG (The)(a)	8,156	2,851,669
Swiss Re AG	72,191	7,074,228
UBS Group AG	263,220	5,129,847
Zurich Insurance Group AG*	25,793	6,654,264
Other Securities^(a)	154,277	10,393,988
		58,322,879
United Kingdom — 16.6%
Barclays PLC, ADR(a)	408,403	5,292,903
BP PLC, ADR	609,585	19,055,627
HSBC Holdings PLC, ADR(a)	401,795	15,858,849
Royal Dutch Shell PLC, ADR	232,020	10,624,196
Royal Dutch Shell PLC, ADR(a)	253,794	11,684,676
Vodafone Group PLC	7,028,749	22,899,538
Other Securities^(a)	4,415,275	20,089,280
		105,505,069

TOTAL COMMON STOCKS
(Identified Cost $664,415,735)		626,535,315

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Volkswagen AG, 4.860%	29,220	4,247,208
Other Securities^	13,927	897,338
		5,144,546
TOTAL PREFERRED STOCKS
(Identified Cost $8,438,178)		5,144,546

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Other Securities^	134,230	66,956

Italy — 0.0%
Other Securities^	266,024	—

TOTAL RIGHTS AND WARRANTS
(Identified Cost $68,000)		66,956

SHORT-TERM INVESTMENTS — 0.1%
United States — 0.1%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	393,000	393,000
		393,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $393,001)		393,001

COLLATERAL FOR SECURITIES ON LOAN — 9.2%
Short-Term — 9.2%
State Street Navigator Securities
Lending Prime Portfolio	58,763,427	58,763,427

TOTAL COLLATERAL
FOR SECURITIES ON LOAN
(Identified Cost $58,763,427)		58,763,427

Total Investments — 108.8%
(Identified Cost $732,078,341)#		690,903,245
Liabilities, Less Cash and
Other Assets — (8.8%)		(55,901,504)
Net Assets — 100.0%		$635,001,741

†	See Note 1
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $57,040,899.
*	Non-income producing security
(b)	Traded on the Canada, Toronto Stock Exchange.
(c)	Traded on the Netherlands, Euronext Amsterdam Stock Market.
(d)	Traded on the France, Euronext Paris Exchange.
(e)	Traded on the Switzerland, Swiss Exchange.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities and/or fair valued securities.

#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $732,078,341. Net unrealized depreciation aggregated $41,175,096 of which $75,441,145 related to appreciated investment securities and $116,616,241 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2015 (As a percentage of net assets):

Industry	Percentage
Commercial Banks	20.0%
Oil, Gas & Consumable Fuels	13.5%
Insurance	10.3%
Automobiles	7.5%
Metals & Mining	5.0%
Chemicals	3.9%
Wireless Telecommunication Services	3.7%
Capital Markets	2.5%
Food & Staples Retailing	2.2%
Real Estate Management & Development	2.0%

Country Weightings
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Common Stocks	$58,763,427	$—	$—	$—	$58,763,427
Total Borrowings	$58,763,427	$—	$—	$—	$58,763,427
Gross amount of recognized liabilities for securities lending transactions					$58,763,427

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small
Company Portfolio(a)	18,728,467	$322,316,911

TOTAL MUTUAL FUNDS
(Identified Cost $232,124,501)		322,316,911

Total Investments — 99.9%
(Identified Cost $232,124,501)#		322,316,911
Cash and Other Assets,
Less Liabilities — 0.1%		238,551
Net Assets — 100.0%		$322,555,462

†	See Note 1
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#	At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $232,124,501. Net unrealized appreciation aggregated $90,192,410, which related solely to appreciated investment securities.

See notes to financial statements

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.4%
Brazil — 4.4%
BM&F BOVESPA SA	248,131	$683,007
Petroleo Brasileiro SA*	332,443	720,136
Petroleo Brasileiro SA, ADR(a)*	154,811	665,687
Vale SA	206,795	681,084
Other Securities^(a)	1,040,204	3,779,791
		6,529,705
Chile — 1.4%
Other Securities^(a)	879,983	2,113,428
		2,113,428
China — 14.9%
Agricultural Bank of China Ltd.,
H Shares	1,683,000	688,397
Bank of China Ltd., H Shares	4,632,902	2,068,353
China Construction Bank Corp.,
H Shares	6,509,810	4,460,241
China Petroleum & Chemical
Corp., ADR	11,017	660,800
China Unicom Hong Kong Ltd., ADR	55,304	666,966
CITIC Ltd.	471,000	835,032
CNOOC Ltd.	890,000	926,742
Industrial & Commercial Bank of China
Ltd., H Shares	4,653,000	2,809,794
Other Securities^(a)	16,944,353	8,896,508
		22,012,833
Colombia — 0.5%
Other Securities^(a)	101,837	683,002
		683,002
Czech Republic — 0.3%
Other Securities^	28,833	395,933
		395,933
Greece — 0.1%
Other Securities^	92,060	147,791
		147,791
Hungary — 0.4%
Other Securities^	21,132	545,462
		545,462
India — 15.1%
Axis Bank Ltd.	148,673	1,010,724
Bharti Airtel Ltd.	158,016	807,322
ICICI Bank Ltd.	297,224	1,172,610
ICICI Bank Ltd., ADR	74,950	586,859
Larsen & Toubro Ltd.	43,594	841,486
Mahindra & Mahindra Ltd.	44,944	859,392
Reliance Industries Ltd.	212,082	3,239,114
Tata Motors Ltd.*	162,943	964,512
Other Securities^(a)	4,779,383	12,874,209
		22,356,228
Indonesia — 2.9%
Bank Mandiri Tbk PT	1,116,800	749,394
Other Securities^	41,260,970	3,554,766
		4,304,160
Korea — 14.8%
Hyundai Motor Co.	21,169	2,690,018
KB Financial Group, Inc., ADR*	31,479	877,320
Kia Motors Corp.	24,973	1,120,276
LG Electronics, Inc.	16,524	758,169
POSCO, ADR	30,823	1,089,901
Samsung Life Insurance Co., Ltd.	6,916	648,808
Shinhan Financial Group Co., Ltd.,
ADR*	24,410	819,932
SK Innovation Co., Ltd.*	5,551	615,436
Other Securities^	574,946	13,250,658
		21,870,518
Malaysia — 4.0%
Genting Bhd	348,300	595,440
Other Securities^	8,988,086	5,363,172
		5,958,612
Mexico — 6.1%
Fomento Economico Mexicano
SAB de CV, ADR	15,689	1,448,879
Grupo Financiero Banorte
SAB de CV	250,787	1,379,478
Grupo Mexico SAB de CV, Series B	527,996	1,127,098
Other Securities^(a)	2,220,957	5,034,118
		8,989,573
Netherlands — 1.2%
Steinhoff International Holdings NV	350,306	1,778,372
		1,778,372
Philippines — 1.6%
JG Summit Holdings, Inc.	408,960	637,058
Other Securities^	6,100,326	1,700,695
		2,337,753
Poland — 1.7%
Polski Koncern Naftowy Orlen SA	45,585	788,483
Other Securities^	493,803	1,778,115
		2,566,598
Russia — 1.7%
Gazprom PAO, ADR	460,017	1,698,613
Lukoil PJSC, ADR	22,554	726,239
Other Securities^	126,487	155,609
		2,580,461
South Africa — 6.4%
Sasol Ltd.	35,153	953,325
Sasol Ltd., ADR	56,889	1,525,763
Standard Bank Group Ltd.	135,433	993,963
Other Securities^(a)	1,739,600	5,931,637
		9,404,688

See notes to financial statements

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 15.0%
Asustek Computer, Inc.	115,000	$952,294
China Steel Corp.	1,933,800	1,056,770
Fubon Financial Holding Co., Ltd.	897,211	1,229,168
Mega Financial Holding Co., Ltd.	974,850	630,668
United Microelectronics Corp.	2,099,513	773,407
Other Securities^	32,584,277	17,512,510
		22,154,817
Thailand — 3.1%
PTT PCL	238,200	1,615,140
Other Securities^	9,343,230	2,927,369
		4,542,509
Turkey — 1.8%
Other Securities^	1,718,312	2,634,365
		2,634,365
TOTAL COMMON STOCKS
(Identified Cost $183,173,560)		143,906,808

PREFERRED STOCKS — 2.0%
Brazil — 1.9%
Petroleo Brasileiro SA, 0.998%*	373,407	632,373
Petroleo Brasileiro SA, ADR, 0.890%*	192,885	655,809
Vale SA, 0.975%	291,719	755,797
Other Securities^(a)	189,303	838,956
		2,882,935
Colombia — 0.1%
Other Securities^	49,393	178,563
		178,563
TOTAL PREFERRED STOCKS
(Identified Cost $10,072,979)		3,061,498

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Other Securities^	6,415	549
		549
Korea — 0.0%
Other Securities^	3,264	3,702
		3,702
South Africa — 0.0%
Other Securities^	39,302	26

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		4,277

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	674,000	674,000
		674,001

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $674,001)		674,001

COLLATERAL FOR SECURITIES ON LOAN — 2.1%
Short-Term — 2.1%
State Street Navigator Securities
Lending Prime Portfolio	3,160,843	3,160,843

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $3,160,843)		3,160,843

Total Investments — 102.0%
(Identified Cost $197,081,383)#		150,807,427
Liabilities, Less Cash and
Other Assets — (2.0%)		(3,016,136)
Net Assets — 100.0%		$147,791,291

†	See Note 1
*	Non-income producing security
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $3,008,846.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities and/or fair valued securities.
#	At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $197,081,383. Net unrealized depreciation aggregated $46,273,956 of which $9,506,064 related to appreciated investment securities and $55,780,020 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
MTN — Medium Term Note

See notes to financial statements

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2015
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.1%
Oil, Gas & Consumable Fuels	13.3%
Metals & Mining	7.1%
Automobiles	4.2%
Industrial Conglomerates	4.0%
Real Estate Management & Development	3.6%
Electronic Equipment, Instruments & Components	3.2%
Chemicals	2.8%
Computers & Peripherals	2.6%
Insurance	2.2%

Country Weightings
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Common Stocks	$2,988,000	$—	$—	$—	$2,988,000
Preferred Stocks	172,843	—	—	—	172,843
Total	$3,160,843	$—	$—	$—	$3,160,843
Total Borrowings	$3,160,843	$—	$—	$—	$3,160,843
Gross amount of recognized liabilities for securities lending transactions					$3,160,843

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust(a)	17,172	$569,252
Agree Realty Corp.	5,009	170,256
Alexander’s, Inc.(a)	576	221,247
Alexandria Real Estate Equities, Inc.	18,770	1,696,057
American Assets Trust, Inc.	8,901	341,353
American Campus Communities, Inc.	28,122	1,162,563
American Homes 4 Rent., Class A	26,589	442,973
American Residential
Properties, Inc.(a)	1,948	36,817
Apartment Investment &
Management Co.	38,988	1,560,690
Ashford Hospitality Prime, Inc.	7,756	112,462
Ashford Hospitality Trust, Inc.	24,998	157,737
AvalonBay Communities, Inc.	33,903	6,242,559
BioMed Realty Trust, Inc.	28,930	685,352
Boston Properties, Inc.	39,216	5,001,609
Brandywine Realty Trust	44,971	614,304
Brixmor Property Group, Inc.	28,034	723,838
Camden Property Trust	21,801	1,673,445
Campus Crest Communities, Inc.	17,842	121,326
Care Capital Properties, Inc.	20,865	637,843
CareTrust REIT, Inc.	11,450	125,377
CBL & Associates Properties, Inc.	42,620	527,209
Cedar Realty Trust, Inc.	18,321	129,713
Chatham Lodging Trust	7,936	162,529
Chesapeake Lodging Trust	15,047	378,583
Columbia Property Trust, Inc.	19,868	466,501
CoreSite Realty Corp.	7,619	432,150
Corporate Office Properties Trust	24,322	530,949
Cousins Properties, Inc.	53,509	504,590
CubeSmart	42,896	1,313,476
CyrusOne, Inc.(a)	15,738	589,388
DCT Industrial Trust, Inc.	22,079	825,092
DDR Corp.	76,715	1,291,881
DiamondRock Hospitality Co.	50,308	485,472
Digital Realty Trust, Inc.(a)	36,327	2,747,048
Douglas Emmett, Inc.	34,639	1,080,044
Duke Realty Corp.	86,635	1,821,068
DuPont Fabros Technology, Inc.(a)	16,655	529,462
EastGroup Properties, Inc.	8,363	465,066
Education Realty Trust, Inc.(a)	13,732	520,168
Empire State Realty Trust, Inc.,
Class A	25,972	469,314
EPR Properties	14,661	856,935
Equity Commonwealth*	30,464	844,767
Equity Lifestyle Properties, Inc.	20,005	1,333,733
Equity One, Inc.	19,599	532,113
Equity Residential	90,567	7,389,362
Essex Property Trust, Inc.	16,419	3,930,873
Extra Space Storage, Inc.	29,161	2,572,292
Federal Realty Investment Trust	17,169	2,508,391
FelCor Lodging Trust, Inc.	34,387	251,025
First Industrial Realty Trust, Inc.	28,702	635,175
First Potomac Realty Trust	14,955	170,487
Franklin Street Properties Corp.	24,015	248,555
Gaming & Leisure Properties, Inc.(a)	22,901	636,648
General Growth Properties, Inc.	142,683	3,882,404
Getty Realty Corp.	7,201	123,497
Gladstone Commercial Corp.	5,964	87,015
Gladstone Land Corp.(a)	1,515	13,105
Government Properties Income Trust(a)	17,887	283,867
Gramercy Property Trust	40,631	313,671
HCP, Inc.	116,779	4,465,629
Healthcare Realty Trust, Inc.	24,902	705,225
Healthcare Trust of America, Inc.,
Class A(a)	30,886	832,995
Hersha Hospitality Trust(a)	10,752	233,964
Highwoods Properties, Inc.	23,735	1,034,846
Hospitality Properties Trust	37,487	980,285
Host Hotels & Resorts, Inc.	192,262	2,949,299
Hudson Pacific Properties, Inc.	18,978	534,041
Independence Realty Trust, Inc.	6,510	48,890
Inland Real Estate Corp.	24,024	255,135
Investors Real Estate Trust.	31,444	218,536
Iron Mountain, Inc.(a)	49,504	1,337,103
Kilroy Realty Corp.	22,952	1,452,403
Kimco Realty Corp.	103,178	2,730,090
Kite Realty Group Trust	21,246	550,909
LaSalle Hotel Properties(a)	28,325	712,657
Lexington Realty Trust(a)	54,796	438,368
Liberty Property Trust	37,697	1,170,492
LTC Properties, Inc.	8,859	382,177
Macerich Co. (The)	37,646	3,037,656
Mack-Cali Realty Corp.	21,543	503,029
Medical Properties Trust, Inc.	59,477	684,580
Mid-America Apartment
Communities, Inc.	18,841	1,710,951
Monmouth Real Estate Investment
Corp., Class A	14,037	146,827
National Health Investors, Inc.	8,987	547,039
National Retail Properties, Inc.	33,901	1,357,735
New Senior Investment Group, Inc.	19,761	194,843
New York REIT, Inc.	21,208	243,892
Omega Healthcare Investors, Inc.	41,735	1,459,890
One Liberty Properties, Inc.	2,871	61,612
Paramount Group, Inc.	18,135	328,243
Parkway Properties, Inc.	21,233	331,872
Pebblebrook Hotel Trust	17,913	501,922
Pennsylvania REIT(a)	17,475	382,178
Physicians Realty Trust	14,151	238,586
Piedmont Office Realty Trust, Inc.,
Class A	38,424	725,445
Post Properties, Inc.	13,647	807,357
Prologis, Inc.	130,940	5,619,945
PS Business Parks, Inc.	5,090	445,019
Public Storage	37,000	9,164,900
QTS Realty Trust, Inc., Class A	8,920	402,381
Ramco-Gershenson Properties Trust	19,771	328,396
Realty Income Corp.	62,059	3,204,106
Regency Centers Corp.	23,579	1,606,201
Retail Opportunity Investments Corp.	24,973	447,017
Retail Properties of America, Inc.,
Class A	59,291	875,728

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Rexford Industrial Realty, Inc.(a)	12,916	$211,306
RLJ Lodging Trust	33,043	714,720
Rouse Properties, Inc. REIT(a)	5,326	77,547
Ryman Hospitality Properties	11,533	595,564
Sabra Healthcare REIT, Inc.	16,488	333,552
Saul Centers, Inc.	3,327	170,575
Select Income REIT(a)	17,093	338,783
Senior Housing Properties Trust	58,676	870,752
Silver Bay Realty Trust Corp.	7,694	120,488
Simon Property Group, Inc.	77,198	15,010,379
SL Green Realty Corp.	24,893	2,812,411
Sotherly Hotels, Inc.	3,111	19,164
Sovran Self Storage, Inc.	8,872	952,054
Spirit Realty Capital, Inc.	110,164	1,103,843
STAG Industrial, Inc.(a)	16,666	307,488
Starwood Waypoint Residential Trust(a)	9,521	215,555
Summit Hotel Properties, Inc.	21,776	260,223
Sun Communities, Inc.	12,906	884,448
Sunstone Hotel Investors, Inc.	52,491	655,613
Tanger Factory Outlet Centers	23,867	780,451
Taubman Centers, Inc.	15,451	1,185,401
Terreno Realty Corp.	10,190	230,498
UDR, Inc.(a)	65,426	2,458,055
UMH Properties, Inc.(a)	4,469	45,226
Universal Health Realty Income Trust	3,560	178,036
Urban Edge Properties	25,045	587,305
Urstadt Biddle Properties, Inc.	1,000	17,800
Urstadt Biddle Properties, Inc., Class A	6,857	131,929
Ventas, Inc.	82,942	4,680,417
VEREIT, Inc.	226,263	1,792,003
Vornado Realty Trust	43,526	4,350,859
Washington REIT(a)	17,296	468,030
Weingarten Realty Investors	29,424	1,017,482
Welltower, Inc.	88,166	5,997,933
Whitestone REIT, Class B(a)	7,118	85,487
WP Carey, Inc.(a)	24,482	1,444,438
WP Glimcher, Inc.	46,318	491,434
Xenia Hotels & Resorts, Inc.	8,633	132,344
		172,300,665
Real Estate Management & Development — 0.0%
RMR Group, Inc. (The)*(a)	1,759	25,347

TOTAL COMMON STOCKS (Identified Cost $117,784,900)		172,326,012

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	374,000	374,000
		374,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $374,001)		374,001

COLLATERAL FOR SECURITIES ON LOAN — 7.5%
Short-Term — 7.5%
State Street Navigator Securities
Lending Prime Portfolio	12,987,730	$12,987,730

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $12,987,730)		12,987,730

Total Investments — 107.0%
(Identified Cost $131,146,631)#		185,687,743
Liabilities, Less Cash and Other Assets — (7.0%)		(12,121,647)
Net Assets — 100.0%		$173,566,096

†	See Note 1
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $12,492,971.
*	Non-income producing security
#	At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $131,146,631. Net unrealized appreciation aggregated $54,541,112 of which $58,738,144 related to appreciated investment securities and $4,197,032 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

Portfolio Sectors
(% of portfolio market value)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2015
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions(a)
Common Stocks	$12,987,730	$—	$—	$—	$12,987,730
Total Borrowings	$12,987,730	$—	$—	$—	$12,987,730
Gross amount of recognized liabilities for securities lending transactions					$12,987,730

(a)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

See notes to financial statements

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 101.0%
Other — 101.0%
SA Emerging Markets Value Fund(a)	78,077	$557,468
SA Global Fixed Income Fund(a)	75,357	723,433
SA International Value Fund(a)	107,278	1,051,324
SA Real Estate Securities Fund(a)	25,611	276,089
SA U.S. Core Market Fund(a)	52,321	992,526
SA U.S. Fixed Income Fund(a)	65,723	667,088
SA U.S. Small Company Fund(a)	22,838	495,810
SA U.S. Value Fund(a)	49,743	774,001
		5,537,739

TOTAL MUTUAL FUNDS (Identified Cost $5,746,614)		5,537,739

Total Investments — 101.0%
(Identified Cost $5,746,614)#		5,537,739
Liabilities, Less Cash and
Other Assets — (1.0%)		(54,088)
Net Assets — 100.0%		$5,483,651

†	See Note 1
(a)	Affiliated company
#	At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $5,746,614. Net unrealized depreciation aggregated $208,875 of which $5,409 related to appreciated investment securities and $214,284 related to depreciated investment securities.

Key to abbreviations:
USD — U.S. Dollar

See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2015 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value	$610,071,456	$795,916,163	$698,616,305
Investments in affiliated securities, at value	—	—	—
Cash	684	22	8,652
Foreign currency, at value	—	55,692	—
Receivable for investments sold	—	1,957,837	905,022
Dividends and interest receivable	2,240,168	4,279,760	733,069
Receivable for fund shares sold	1,045,927	1,339,894	1,855,619
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	1,196,701	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	16,580	24,285	20,822
Other assets	—	—	1,071
Total Assets	613,374,815	804,770,354	702,140,560

LIABILITIES
Payable for investments purchased	1,995,798	2,818,773	889,741
Payable for fund shares redeemed	492,521	822,618	618,181
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	59,765,648	26,112,749
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	446,142	—
Advisory fee payable (Note 2)	78,832	157,290	286,476
Sub-Advisory fee payable (Note 2)	25,878	31,458	26,573
Administration fee payable (Note 2)	51,756	62,916	57,517
Sub-Administration fee payable (Note 2)	9,035	11,671	11,948
Custody and accounting fees payable	22,943	39,922	31,985
Trustees’ fees payable (Note 2)	3,777	3,777	3,777
Shareholder servicing fee payable (Note 2)	129,391	157,290	143,794
Transfer agent fee payable	13,087	13,258	15,072
Professional fees payable	36,985	37,842	33,173
Accrued expenses and other liabilities	—	—	—
Total Liabilities	2,860,003	64,368,605	28,230,986

NET ASSETS	$610,514,812	$740,401,749	$673,909,574
NET ASSETS CONSIST OF:
Paid-in Capital	$612,811,432	$743,078,621	$384,740,970
Undistributed/(overdistributed) net investment income	(32,774)	2,782,490	1,050,667
Accumulated net realized gain/(loss)	(124,348)	(1,634,255)	1,384,801
Net unrealized appreciation/(depreciation) on:
Investments (1)	(2,139,498)	(4,576,958)	286,733,136
Foreign currency and forward currency transactions	—	751,851	—

NET ASSETS	$610,514,812	$740,401,749	$673,909,574

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	60,129,935	77,128,433	35,517,946
Net asset value per share	$10.15	$9.60	$18.97

Identified cost of unaffiliated investments	$612,210,954	$800,493,121	$411,883,169
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$53,529	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements

SA	SA	SA	SA International	SA	SA	SA Worldwide
U.S. Value	U.S. Small	International	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund

$537,078,602	$445,177,429	$690,903,245	$322,316,911	$150,807,427	$185,687,743	$—
—	—	—	—	—	—	5,537,739
20,599	35,555	247,597	—	4	660	—
—	—	1,945,085	—	386,672	—	—
—	85,431	455,568	353,000	143,387	—	—
574,704	285,602	1,019,000	—	62,614	895,134	—
1,408,927	949,757	1,991,448	762,059	758,631	439,543	5,390

—	—	—	—	—	—	—
—	45,529	—	—	68,974	30,176	18,602
—	—	635,458	—	12,258	—	—
20,509	17,979	21,133	17,509	12,653	12,355	4,558
—	—	—	—	—	—	3,722
539,103,341	446,597,282	697,218,534	323,449,479	152,252,620	187,065,611	5,570,011

101,547	894,463	1,981,286	—	763,924	149,476	5,348
293,178	262,650	784,702	217,821	196,776	165,804	—
—	—	—	352,764	—	—	—
23,138,494	81,224,879	58,763,427	—	3,160,843	12,987,730	—

—	—	—	—	—	—	—
203,465	141,133	269,226	145,920	62,177	50,520	—
43,922	109,770	107,691	—	62,177	21,652	—
43,922	31,363	53,845	27,226	12,435	14,434	—
9,309	7,049	13,681	5,701	3,116	2,524	525
22,473	30,421	49,243	9,245	58,235	11,688	19,206
3,777	3,777	3,777	3,777	3,777	3,777	39
109,804	78,407	134,613	68,066	31,089	36,086	—
14,706	14,519	15,048	14,540	12,808	13,204	7,256
33,173	40,254	40,254	48,957	47,370	41,121	41,520
—	202	—	—	46,602	1,499	12,466
24,017,770	82,838,887	62,216,793	894,017	4,461,329	13,499,515	86,360
$515,085,571	$363,758,395	$635,001,741	$322,555,462	$147,791,291	$173,566,096	$5,483,651

$391,061,617	$277,814,001	$701,358,699	$253,448,663	$200,778,236	$123,853,701	$5,619,265
257,513	(271,676)	3,508,744	120,596	(506,708)	764,370	(2,630)
612,983	2,006,164	(28,615,336)	(21,206,207)	(6,161,763)	(5,593,087)	75,891

123,153,458	84,209,906	(41,175,096)	90,192,410	(46,315,218)	54,541,112	(208,875)

—	—	(75,270)	—	(3,256)	—	—
$515,085,571	$363,758,395	$635,001,741	$322,555,462	$147,791,291	$173,566,096	$5,483,651

33,112,302	16,755,047	64,775,315	17,019,532	20,709,887	16,107,946	589,832
$15.56	$21.71	$9.80	$18.95	$7.14	$10.78	$9.30

$413,925,144	$360,967,523	$732,078,341	$232,124,501	$197,081,383	$131,146,631	$—
$—	$—	$—	$—	$—	$—	$5,746,614
$—	$—	$1,947,862	$—	$388,350	$—	$—
$—	$—	$—	$—	$41,262	$—	$—

See notes to financial statements

STATEMENTS OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2015 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$6,772,593
Affiliated dividends	—	—	—
Interest (1)	2,692,569	6,112,198	60,756
Other income	—	—	20,707
Taxes withheld	—	—	(611)
Total Income	2,692,569	6,112,198	6,853,445
Expenses:
Advisory fees (Note 2)	460,176	939,379	1,540,922
Shareholder Services fees (Note 2)	766,961	939,379	856,068
Administration fees (Note 2)	306,784	375,752	342,427
Sub-Advisory fees (Note 2)	153,392	187,876	151,781
Expense recouped by the Adviser (Note 2)	30,362	—	213,438
Sub-Administration fees (Note 2)	56,332	69,585	64,693
Trustees’ fees and expenses (Note 2)	10,063	10,063	10,063
Custody and accounting fees	45,587	67,277	63,920
Transfer agent fees	66,931	68,162	77,984
Professional fees *	38,759	38,881	39,263
Registration fees	23,278	21,641	16,876
Other expenses **	35,473	49,627	46,836
Total expenses before waivers and reimbursements:	1,994,098	2,767,622	3,424,271
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	1,994,098	2,767,622	3,424,271
Net investment income	698,471	3,344,576	3,429,174

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Realized gain/(loss) on:
Investments (2)	(30,486)	(1,624,925)	12,744,972
Foreign currency and forward currency transactions	—	10,198	—
Capital gain distributions from underlying funds	—	—	—
Increase/(decrease) in unrealized appreciation/(depreciation) on:
Investments (3)	(2,175,127)	(4,437,904)	(28,659,397)
Foreign currency and forward currency transactions	—	3,055,935	—
Net realized and unrealized gain/(loss) on investments and foreign
currency transactions	(2,205,613)	(2,996,696)	(15,914,425)

Net increase/(decrease) in net assets resulting from operations	$(1,507,142)	$347,880	$(12,485,251)
(1) Interest income includes security lending income of:	$—	$98,088	$60,746
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
(4) Fund commenced operations on July 1, 2015.
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

See notes to financial statements

SA U.S.	SA U.S.	SA International	SA International	SA	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate	Worldwide Moderate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund	Growth Fund(4)

$6,272,169	$2,752,752	$7,906,415	$5,206,150	$2,344,373	$3,649,831	$—
—	—	—	—	—	—	53,007
57,875	213,719	268,547	—	29,646	5,957	—
237,481	11,890	—	—	—	—	—
(132)	(800)	(453,649)	—	(312,759)	—	—
6,567,393	2,977,561	7,721,313	5,206,150	2,061,260	3,655,788	53,007

1,185,987	858,721	1,657,385	812,176	378,425	293,806	—
658,882	477,067	828,692	406,088	189,213	209,862	—
263,553	190,827	331,477	162,435	75,685	83,945	—
263,553	667,894	662,954	—	378,425	125,917	—
111,408	—	—	163,563	—	—	—
50,114	36,765	65,188	31,110	15,062	15,495	554
10,063	10,063	10,063	10,063	10,063	10,063	13,214
44,047	59,332	101,083	17,357	123,850	23,134	19,292
76,409	75,358	78,347	75,309	67,919	69,323	8,971
39,262	42,871	42,870	42,552	46,357	42,996	46,760
20,326	16,129	23,421	16,799	16,977	13,083	377
43,699	41,982	54,834	49,334	45,070	37,013	18,329
2,767,303	2,477,009	3,856,314	1,786,786	1,347,046	924,637	107,497
—	(187,085)	—	—	(287,456)	(85,190)	(107,497)
2,767,303	2,289,924	3,856,314	1,786,786	1,059,590	839,447	—
3,800,090	687,637	3,864,999	3,419,364	1,001,670	2,816,341	53,007

9,849,867	14,338,684	(2,078,892)	(3,661,658)	(4,157,334)	977,996	1,269
—	—	(47,213)	—	(77,653)	—	—
—	—	—	8,910,053	—	—	74,622

(39,940,848)	(48,069,893)	(86,657,922)	(21,146,273)	(31,486,124)	11,101,570	(208,875)
—	—	(36,137)	—	2,567	—	—

(30,090,981)	(33,731,209)	(88,820,164)	(15,897,878)	(35,718,544)	12,079,566	(132,984)

$(26,290,891)	$(33,043,572)	$(84,955,165)	$(12,478,514)	$(34,716,874)	$14,895,907	$(79,977)
$57,868	$213,711	$268,710	$—	$29,596	$5,954	$—
$—	$—	$—	$—	$4,579	$—	$—
$—	$—	$—	$—	$(72,902)	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	12/31/2015	Year Ended
	(Unaudited)	06/30/2015
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$698,471	$(79,486)
Net realized gain/(loss) on investments and foreign currency transactions	(30,486)	1,483,168
Net increase/(decrease) in unrealized appreciation/(depreciation)	(2,175,127)	(606,570)
Net increase/(decrease) in net assets from operations	(1,507,142)	797,112

Distributions to shareholders from:
Net investment income	(731,245)	—
Net realized gains	(848,180)	(165,210)
Total distributions	(1,579,425)	(165,210)

Share transactions
Proceeds from sale of shares	73,996,368	161,763,388
Value of distributions reinvested	1,547,836	160,985
Cost of shares redeemed	(74,072,130)	(114,631,739)
Total share transactions	1,472,074	47,292,634
Total increase/(decrease) in net assets	(1,614,493)	47,924,536
NET ASSETS
Beginning of year	612,129,305	564,204,769
End of period	$610,514,812	$612,129,305

Undistributed/(overdistributed) net investment income/(loss), end of period	$(32,774)	$—
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	7,255,001	15,867,094
Shares issued for distributions reinvested	152,238	15,814
Shares redeemed	(7,261,516)	(11,243,265)
Net increase/(decrease) in fund shares	145,723	4,639,643

See notes to financial statements

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
12/31/2015	Year Ended	12/31/2015	Year Ended
(Unaudited)	06/30/2015	(Unaudited)	06/30/2015

$3,344,576	$7,802,905	$3,429,174	$6,851,567
(1,614,727)	26,865,077	12,744,972	29,298,170
(1,381,969)	(27,666,081)	(28,659,397)	5,864,262
347,880	7,001,901	(12,485,251)	42,013,999

(1,900,048)	(11,505,689)	(5,958,815)	(5,704,448)
(521,751)	(559,293)	—	—
(2,421,799)	(12,064,982)	(5,958,815)	(5,704,448)

78,942,035	165,968,789	73,874,242	147,211,182
2,385,396	11,829,069	5,877,120	5,622,603
(92,314,678)	(143,859,335)	(87,041,746)	(151,625,494)
(10,987,247)	33,938,523	(7,290,384)	1,208,291
(13,061,166)	28,875,442	(25,734,450)	37,517,842

753,462,915	724,587,473	699,644,024	662,126,182
$740,401,749	$753,462,915	$673,909,574	$699,644,024

$2,782,490	$1,337,962	$1,050,667	$3,580,308

8,183,365	17,113,279	3,850,375	7,715,749
248,479	1,227,244	310,138	292,844
(9,568,688)	(14,834,949)	(4,568,227)	(7,898,700)
(1,136,844)	3,505,574	(407,714)	109,893
See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	12/31/2015	Year Ended
	(Unaudited)	06/30/2015
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$3,800,090	$6,309,517
Net realized gain/(loss) on investments and foreign currency transactions	9,849,867	28,043,095
Net increase/(decrease) in unrealized appreciation/ (depreciation)	(39,940,848)	(20,432,329)
Net increase/(decrease) in net assets from operations	(26,290,891)	13,920,283

Distributions to shareholders from:
Net investment income	(6,963,958)	(5,065,746)
Net realized gains	(26,041,905)	(26,595,456)
Total distributions	(33,005,863)	(31,661,202)

Share transactions
Proceeds from sale of shares	58,871,720	114,631,875
Value of distributions reinvested	32,563,861	31,194,488
Cost of shares redeemed	(63,506,496)	(108,446,545)
Total share transactions	27,929,085	37,379,818
Total increase/(decrease) in net assets	(31,367,669)	19,638,899
NET ASSETS
Beginning of year	546,453,240	526,814,341
End of period	$515,085,571	$546,453,240

Undistributed/(overdistributed) net investment income, end of period	$257,513	$3,421,381
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,509,763	6,480,930
Shares issued for distributions reinvested	2,099,539	1,828,516
Shares redeemed	(3,818,274)	(6,133,527)
Net increase in fund shares	1,791,028	2,175,919

See notes to financial statements

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
12/31/2015	Year Ended	12/31/2015	Year Ended
(Unaudited)	06/30/2015	(Unaudited)	06/30/2015

$687,637	$1,039,935	$3,864,999	$14,910,914
14,338,684	19,901,929	(2,126,105)	15,275,452
(48,069,893)	(1,504,398)	(86,694,059)	(77,908,427)
(33,043,572)	19,437,466	(84,955,165)	(47,722,061)

(1,341,015)	(393,583)	(11,905,167)	(23,676,271)
(27,243,541)	(19,591,317)	—	—
(28,584,556)	(19,984,900)	(11,905,167)	(23,676,271)

39,583,392	75,990,194	83,602,446	156,175,705
28,218,033	19,702,942	11,752,481	23,356,388
(46,814,571)	(75,839,698)	(74,202,431)	(123,335,039)
20,986,854	19,853,438	21,152,496	56,197,054
(40,641,274)	19,306,004	(75,707,836)	(15,201,278)

404,399,669	385,093,665	710,709,577	725,910,855
$363,758,395	$404,399,669	$635,001,741	$710,709,577

$(271,676)	$381,702	$3,508,744	$11,548,912

1,636,680	3,044,668	8,035,745	13,575,569
1,298,575	808,824	1,217,874	2,182,840
(1,951,522)	(3,024,081)	(7,145,278)	(10,747,480)
983,733	829,411	2,108,341	5,010,929

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	12/31/2015	Year Ended
	(Unaudited)	06/30/2015
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$3,419,364	$3,714,747
Net realized gain/(loss) on investments and foreign currency transactions	5,248,395	9,007,005
Net increase/(decrease) in unrealized appreciation/(depreciation)	(21,146,273)	(29,547,570)
Net increase/(decrease) in net assets from operations	(12,478,514)	(16,825,818)

Distributions to shareholders from:
Net investment income	(3,046,064)	(5,027,536)
Net realized gains	(8,910,053)	(1,916,305)
Total distributions	(11,956,117)	(6,943,841)

Share transactions
Proceeds from sale of shares	34,725,042	72,950,735
Value of distributions reinvested	11,806,636	6,848,891
Cost of shares redeemed	(37,200,901)	(55,704,361)
Total share transactions	9,330,777	24,095,265
Total increase/(decrease) in net assets	(15,103,854)	325,606
NET ASSETS
Beginning of year	337,659,316	337,333,710
End of period	$322,555,462	$337,659,316

Undistributed/(overdistributed) net investment income, end of period	$120,596	$(252,704)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,771,737	3,638,232
Shares issued for distributions reinvested	630,360	364,303
Shares redeemed	(1,906,620)	(2,775,158)
Net increase in fund shares	495,477	1,227,377

See notes to financial statements

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
12/31/2015	Year Ended	12/31/2015	Year Ended
(Unaudited)	06/30/2015	(Unaudited)	06/30/2015

$1,001,670	$1,924,569	$2,816,341	$3,091,468
(4,234,987)	(1,103,717)	977,996	1,233,333
(31,483,557)	(22,746,448)	11,101,570	858,715
(34,716,874)	(21,925,596)	14,895,907	5,183,516

(1,817,717)	(2,195,315)	(3,077,110)	(3,700,920)
—	(196,315)	—	—
(1,817,717)	(2,391,630)	(3,077,110)	(3,700,920)

34,145,728	57,021,002	19,586,475	39,638,961
1,793,385	2,357,432	3,031,034	3,636,384
(18,833,660)	(30,173,918)	(21,115,725)	(34,710,337)
17,105,453	29,204,516	1,501,784	8,565,008
(19,429,138)	4,887,290	13,320,581	10,047,604

167,220,429	162,333,139	160,245,515	150,197,911
$147,791,291	$167,220,429	$173,566,096	$160,245,515

$(506,708)	$309,339	$764,370	$1,025,139

4,446,725	5,915,712	1,859,811	3,771,048
251,880	263,990	285,408	339,215
(2,464,217)	(3,148,790)	(2,016,712)	(3,246,090)
2,234,388	3,030,912	128,507	864,173

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

SA Worldwide
Moderate Growth Fund
Period Ended
12/31/2015
(Unaudited)(1)
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$53,007
Net realized gain on investments and foreign currency transactions	75,891
Net decrease in unrealized appreciation/(depreciation)	(208,875)
Net decrease in net assets from operations	(79,977)

Distributions to shareholders from:
Net investment income	(55,637)
Net realized gains	—
Total distributions	(55,637)

Share transactions
Proceeds from sale of shares	5,664,521 (2)
Value of distributions reinvested	54,548
Cost of shares redeemed	(99,804)
Total share transactions	5,619,265
Total increase in net assets	5,483,651
NET ASSETS
Beginning of year	—
End of period	$5,483,651

Net investment loss, end of period	$(2,630)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	594,494 (2)
Shares issued for distributions reinvested	5,840
Shares redeemed	(10,502)
Net increase in fund shares	589,832

(1)	Fund commenced operations on July 1, 2015.
(2)	On July 1, 2015, the SA Worldwide Moderate Growth Fund purchased 10,000 shares for a total of $100,000 to act as initial seed capital for the Fund.

See notes to financial statements

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Six Months Ended
	December 31, 2015	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2015		June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011
Net asset value, beginning of period	$10.20	$10.19		$10.20		$10.24	$10.27	$10.28

Income from Investment Operations:
Net investment income/(loss)	0.01	0.00	(1)	(0.02)		(0.01)	0.01	0.02
Net realized and unrealized gain/(loss) on investments	(0.04)	0.01		0.01		—	0.01	0.06
Total from investment operations	(0.03)	0.01		(0.01)		(0.01)	0.02	0.08

Less Distributions:
Distributions from net
investment income	(0.01)	—		—		—	(0.01)	(0.02)
Distributions from capital gains	(0.01)	(0.00	)(1)	(0.00	)(1)	(0.03)	(0.04)	(0.07)
Total distributions	(0.02)	(0.00	)(1)	(0.00	)(1)	(0.03)	(0.05)	(0.09)

Net asset value, end of period	$10.15	$10.20		$10.19		$10.20	$10.24	$10.27

Total return (2)	(0.33)%	0.22%		(0.07)%		(0.10)%	0.16%	0.80%
Net assets, end of period (000s)	$610,515	$612,129		$564,205		$430,976	$368,700	$324,334
Ratio of net expenses to average net assets (3)	0.65%	0.65%		0.65%		0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets (3)(4)	0.65%	0.74%		0.75%		0.81%	0.83%	0.89%
Ratio of net investment income/(loss) to average net assets (3)	0.23%	(0.01)%		(0.23)%		(0.14)%	0.05%	0.24%
Portfolio turnover rate	104%	202%		94%		33%	95%	92%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (4)	$0.01	$(0.01)		$(0.03)		$(0.03)	$(0.01)	$(0.00	)(1)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year
(4)	Gross expenses before waivers of expenses

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2015		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		June 30, 2015	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011
Net asset value, beginning of period	$9.63		$9.69	$9.68		$9.95		$10.03		$10.24

Income from Investment
Operations:
Net investment income	0.04		0.11	0.10		0.11		0.19		0.21
Net realized and unrealized
gain/(loss) on investments	(0.04)		(0.01)	—		(0.06)		—		—
Total from investment operations	—		0.10	0.10		0.05		0.19		0.21

Less Distributions:
Distributions from net
investment income	(0.02)		(0.15)	(0.09)		(0.32)		(0.27)		(0.42)
Distributions from capital gains	(0.01)		(0.01)	—		—		—		—
Total distributions	(0.03)		(0.16)	(0.09)		(0.32)		(0.27)		(0.42)

Net asset value, end of period	$9.60		$9.63	$9.69		$9.68		$9.95		$10.03

Total return (1)	0.02%		1.00%	0.99%		0.48%		1.96%		2.12%
Net assets, end of period (000s)	$740,402		$753,463	$724,587		$603,798		$555,836		$559,666
Ratio of net expenses to
average net assets (2)	0.74%		0.79%	0.80%		0.80%		0.82%		0.85%
Ratio of gross expenses to
average net assets (2)	0.74	%(3)	0.79%	0.80	%(3)	0.80	%(3)	0.82	%(3)	1.15	%(3)
Ratio of net investment income
to average net assets (2)	0.89%		1.04%	1.00%		1.19%		1.85%		2.32%
Portfolio turnover rate	24%		72%	24%		36%		36%		15%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income/(loss) per share
would have been	$0.04		$0.11	$0.10	(3)	$0.11	(3)	$0.19	(3)	$0.18	(3)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

SA U.S. Core Market Fund
Six Months Ended December 31, 2015 (unaudited)		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$19.47	$18.49	$14.99	$12.57	$12.31	$9.48

Income from Investment Operations:
Net investment income	0.10	0.19	0.14	0.17	0.13	0.11
Net realized and unrealized
gain/(loss) on investments	(0.43)	0.95	3.50	2.44	0.21	2.85
Total from investment operations	(0.33)	1.14	3.64	2.61	0.34	2.96

Less Distributions:
Distributions from net
investment income	(0.17)	(0.16)	(0.14)	(0.19)	(0.08)	(0.13)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.17)	(0.16)	(0.14)	(0.19)	(0.08)	(0.13)

Net asset value, end of period	$18.97	$19.47	$18.49	$14.99	$12.57	$12.31

Total return (1)	(1.75)%	6.22%	24.36%	20.98%	2.80%	31.36%
Net assets, end of period (000s)	$673,910	$699,644	$662,126	$482,418	$405,579	$416,164
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.00%	1.00%	1.00%	1.07%	1.09%	1.19%
Ratio of net investment income
to average net assets (2)	1.00%	0.99%	0.89%	1.20%	1.04%	0.93%
Portfolio turnover rate	6%	10%	11%	5%	6%	9%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.10	$0.19	$0.14	$0.16	$0.12	$0.09

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2015 (unaudited)	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$17.45	$18.08	$14.63	$11.22	$11.81	$8.81

Income from Investment Operations:
Net investment income	0.12	0.20	0.14	0.15	0.13	0.12
Net realized and unrealized
gain/(loss) on investments	(0.95)	0.23	3.77	3.41	(0.62)	2.98
Total from investment operations	(0.83)	0.43	3.91	3.56	(0.49)	3.10

Less Distributions:
Distributions from net
investment income	(0.22)	(0.17)	(0.13)	(0.15)	(0.10)	(0.10)
Distributions from capital gains	(0.84)	(0.89)	(0.33)	—	—	—
Total distributions	(1.06)	(1.06)	(0.46)	(0.15)	(0.10)	(0.10)

Net asset value, end of period	$15.56	$17.45	$18.08	$14.63	$11.22	$11.81

Total return (1)	(4.72)%	2.54%	27.01%	31.92%	(4.02)%	35.33%
Net assets, end of period (000s)	$515,086	$546,453	$526,814	$383,854	$308,668	$322,289
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to
average net assets (2)(3)	1.05%	1.05%	1.06%	1.14%	1.17%	1.26%
Ratio of net investment income
to average net assets (2)	1.44%	1.17%	0.90%	1.14%	1.21%	1.09%
Portfolio turnover rate	12%	23%	20%	21%	11%	21%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.12	$0.20	$0.14	$0.14	$0.12	$0.09

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2015 (unaudited)	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$25.64	$25.77	$21.29	$16.94	$17.51	$12.54

Income from Investment Operations:
Net investment income	0.05	0.07	0.01	0.18	0.05	0.03
Net realized and unrealized
gain/(loss) on investments	(2.13)	1.11	5.12	4.40	(0.54)	4.98
Total from investment operations	(2.08)	1.18	5.13	4.58	(0.49)	5.01

Less Distributions:
Distributions from net
investment income	(0.09)	(0.03)	(0.03)	(0.21)	—	(0.04)
Distributions from capital gains	(1.76)	(1.28)	(0.62)	(0.02)	(0.08)	—
Total distributions	(1.85)	(1.31)	(0.65)	(0.23)	(0.08)	(0.04)

Net asset value, end of period	$21.71	$25.64	$25.77	$21.29	$16.94	$17.51

Total return (1)	(8.15)%	4.81%	24.29%	27.26%	(2.74)%	39.96%
Net assets, end of period (000s)	$363,758	$404,400	$385,094	$298,211	$245,839	$266,628
Ratio of net expenses to
average net assets (2)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to
average net assets (2)(3)	1.30%	1.34%	1.35%	1.43%	1.45%	1.56%
Ratio of net investment income
to average net assets (2)	0.36%	0.27%	0.05%	0.96%	0.31%	0.17%
Portfolio turnover rate	7%	11%	13%	23%	14%	16%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.04	$0.03	$(0.01)	$0.14	$0.01	$(0.03)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2015 (unaudited)	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$11.34	$12.59	$10.16	$8.96	$11.50	$8.96

Income from Investment Operations:
Net investment income	0.06	0.22	0.40	0.23	0.24	0.23
Net realized and unrealized
gain/(loss) on investments	(1.41)	(1.08)	2.25	1.25	(2.57)	2.50
Total from investment operations	(1.35)	(0.86)	2.65	1.48	(2.33)	2.73

Less Distributions:
Distributions from net
investment income	(0.19)	(0.39)	(0.22)	(0.28)	(0.21)	(0.19)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.19)	(0.39)	(0.22)	(0.28)	(0.21)	(0.19)

Net asset value, end of period	$9.80	$11.34	$12.59	$10.16	$8.96	$11.50

Total return (1)	(11.90)%	(6.62)%	26.23%	16.59%	(20.23)%	30.63%
Net assets, end of period (000s)	$635,002	$710,710	$725,911	$522,423	$442,289	$536,333
Ratio of net expenses to
average net assets (2)	1.16%	1.26%	1.26%	1.33%	1.34%	1.34%
Ratio of gross expenses to
average net assets (2)	1.16%	1.26%	1.26%	1.33%	1.34%	1.34%
Ratio of net investment income
to average net assets (2)	1.17%	2.12%	3.58%	2.32%	2.60%	2.12%
Portfolio turnover rate	12%	21%	15%	17%	22%	25%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been	$0.06	$0.22	$0.40	$0.23	$0.24	$0.23

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

SA International Small Company Fund
Six Months Ended December 31, 2015 (unaudited)		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$20.43	$22.05	$17.30	$15.07	$18.25	$13.64

Income from Investment Operations:
Net investment income	0.21	0.23	0.15	0.24	0.30	0.27
Net realized and unrealized
gain/(loss) on investments	(0.96)	(1.42)	4.95	2.39	(3.29)	4.54
Total from investment operations	(0.75)	(1.19)	5.10	2.63	(2.99)	4.81

Less Distributions:
Distributions from net
investment income	(0.19)	(0.31)	(0.35)	(0.40)	(0.19)	(0.20)
Distributions from capital gains	(0.54)	(0.12)	—	—	—	—
Total distributions	(0.73)	(0.43)	(0.35)	(0.40)	(0.19)	(0.20)

Net asset value, end of period	$18.95	$20.43	$22.05	$17.30	$15.07	$18.25

Total return (1)	(3.64)%	(5.21)%	29.68%	17.55%	(16.35)%	35.39%
Net assets, end of period (000s)	$322,555	$337,659	$337,334	$233,313	$192,472	$231,248
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to
average net assets (2)(3)†	1.10%	1.12%	1.10%	1.17%	1.18%	1.19%
Ratio of net investment income
to average net assets (2)†	2.11%	1.15%	0.75%	1.46%	1.92%	1.58%
Ratio of expenses to average
net assets for the DFA
Portfolio, (unaudited) (4)†	0.53%	0.53%	0.53%	0.56%	0.56%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (5)†	0.53%	0.53%	0.54%	0.56%	0.55%	0.56%
Portfolio turnover rate	5%	0%	0%	0%	0%	0%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.21	$0.23	$0.15	$0.23	$0.29	$0.26

†

The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses
(4)	The DFA Portfolio expense ratios are as of April 30, 2015, 2014, 2013, 2012 and 2011, respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2015, 2014, 2013, 2012, 2011 and 2010, respectively.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

SA Emerging Markets Value Fund
Six Months Ended December 31, 2015 (unaudited)		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$9.05	$10.51	$9.32	$9.28	$12.40	$10.04

Income from Investment Operations:
Net investment income	0.05	0.11	0.10	0.08	0.09	0.06
Net realized and unrealized
gain/(loss) on investments	(1.87)	(1.43)	1.26	0.03	(2.85)	2.54
Total from investment operations	(1.82)	(1.32)	1.36	0.11	(2.76)	2.60

Less Distributions:
Distributions from net
investment income	(0.09)	(0.13)	(0.08)	(0.07)	(0.09)	(0.04)
Distributions from capital gains	—	(0.01)	(0.09)	—	(0.27)	(0.20)
Total distributions	(0.09)	(0.14)	(0.17)	(0.07)	(0.36)	(0.24)

Net asset value, end of period	$7.14	$9.05	$10.51	$9.32	$9.28	$12.40

Total return (1)	(20.11)%	(12.53)%	14.70%	1.13%	(22.19)%	25.98%
Net assets, end of period (000s)	$147,791	$167,220	$162,333	$96,991	$76,901	$79,675
Ratio of net expenses to
average net assets (2)	1.40%	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)(3)	1.78%	1.83%	1.93%	2.03%	2.10%	2.08%
Ratio of net investment income
to average net assets (2)	1.32%	1.17%	1.12%	0.90%	0.99%	0.53%
Portfolio turnover rate	6%	14%	10%	7%	13%	14%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.03	$0.07	$0.06	$0.03	$0.03	$(0.01)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

SA Real Estate Securities Fund
Six Months Ended December 31, 2015 (unaudited)		Year Ended June 30, 2015	Year Ended June 30, 2014		Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
Net asset value, beginning of period	$10.03	$9.94	$9.04		$8.50	$7.68	$5.89

Income from Investment Operations:
Net investment income	0.18	0.19	0.20		0.15	0.21	0.08
Net realized and unrealized
gain on investments	0.76	0.13	0.86		0.51	0.71	1.86
Total from investment operations	0.94	0.32	1.06		0.66	0.92	1.94

Less Distributions:
Distributions from net
investment income	(0.19)	(0.23)	(0.16)		(0.12)	(0.10)	(0.15)
Distributions from capital gains	—	—	—		—	—	—
Total distributions	(0.19)	(0.23)	(0.16)		(0.12)	(0.10)	(0.15)

Net asset value, end of period	$10.78	$10.03	$9.94		$9.04	$8.50	$7.68

Total return (1)	9.45%	3.12%	12.10%		7.81%	12.19%	33.39%
Net assets, end of period (000s)	$173,566	$160,246	$150,198		$105,040	$91,427	$78,545
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.10%	1.23%	1.31%		1.38%	1.42%	1.61%
Ratio of net investment income
to average net assets (2)	3.35%	1.85%	2.43%		1.67%	2.77%	1.16%
Portfolio turnover rate	4%	3%	0	%(4)	2%	4%	7%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.17	$0.17	$0.18		$0.11	$0.18	$0.04

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year
(3)	Gross expenses before waivers of expenses
(4)	Amount rounds to less than 0.5%.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

SA Worldwide Moderate Growth Fund
Period Ended
December 31, 2015
(unaudited)(1)
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income	0.09
Net realized and unrealized gain/(loss) on investments	(0.69)
Total from investment operations	(0.60)

Less Distributions:
Distributions from net investment income	(0.10)
Distributions from capital gains	—
Total distributions	(0.10)

Net asset value, end of period	$9.30

Total return (2)	(6.01)%
Net assets, end of period (000s)	$5,484
Ratio of net expenses to average net assets (3)	—%
Ratio of gross expenses to average net assets (3)(4)	8.98%
Ratio of net investment income to average net assets (3)	4.43%
Portfolio turnover rate	2%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income/ (loss) per share would have been (3)	$(0.13)

(1)	Fund commenced operations on July 1, 2015.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year
(4)	Gross expenses before waivers of expenses

See notes to financial statements

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007, and SA Worldwide Moderate Growth Fund, which commenced operations on July 1, 2015.

SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2015, SA International Small Company Fund held approximately 3.47% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying Funds. The financial statements of the Underlying Funds are included elsewhere in the report and should be read in conjunction with the financial statements of SA Worldwide Moderate Growth Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of December 31, 2015, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	December 31, 2015
	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$607,874,455	$—	$607,874,455
Short-Term Investments	2,197,001	—	—	2,197,001
Total Investments	$2,197,001	$607,874,455	$—	$610,071,456
SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$733,505,753	$—	$733,505,753
Short-Term Investments	2,644,762	—	—	2,644,762
Collateral for Securities on Loan	59,765,648	—	—	59,765,648
Forward Foreign Currency Contracts	—	1,196,701	—	1,196,701
Total Investments	$62,410,410	$734,702,454	$—	$797,112,864
Liabilities:
Forward Foreign Currency Contracts	$—	$(446,142)	$—	$(446,142)
SA U.S. Core Market Fund (a)(b)
Common Stocks	$644,107,027	$—	$—	$644,107,027
Rights and Warrants	64	—	11,286	11,350
Mutual Funds	26,968,178	—	—	26,968,178
Short-Term Investments	1,417,001	—	—	1,417,001
Collateral for Securities on Loan	26,112,749	—	—	26,112,749
Total Investments	$698,605,019	$—	$11,286	$698,616,305
SA U.S. Value Fund (a)
Common Stocks	$512,773,107	$—	$—	$512,773,107
Short-Term Investments	1,167,001	—	—	1,167,001
Collateral for Securities on Loan	23,138,494	—	—	23,138,494
Total Investments	$537,078,602	$—	$—	$537,078,602

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	December 31, 2015
	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Small Company Fund (a)(c)
Common Stocks	$362,887,266	$— †	$—	$362,887,266
Rights and Warrants	452	—	4,914 †	5,366
Bonds and Notes	—	1,917	—	1,917
Short-Term Investments	1,058,001	—	—	1,058,001
Collateral for Securities on Loan	81,224,879	—	—	81,224,879
Total Investments	$445,170,598	$1,917	$4,914	$445,177,429
SA International Value Fund (a)
Common Stocks	$626,535,315 †	$—	$— †	$626,535,315
Preferred Stocks	5,144,546	—	—	5,144,546
Rights and Warrants	66,956	— †	—	66,956
Short-Term Investments	393,001	—	—	393,001
Collateral for Securities on Loan	58,763,427	—	—	58,763,427
Total Investments	$690,903,245	$—	$—	$690,903,245
SA International Small Company Fund (a)
Mutual Funds	$322,316,911	$—	$—	$322,316,911
Total Investments	$322,316,911	$—	$—	$322,316,911
SA Emerging Markets Value Fund
Common Stocks	$143,855,488 †	$38,064	$13,256 †	$143,906,808
Preferred Stocks	3,061,498	—	—	3,061,498
Rights and Warrants	3,947	330	—	4,277
Short-Term Investments	674,001	—	—	674,001
Collateral for Securities on Loan	3,160,843	—	—	3,160,843
Total Investments	$150,755,777	$38,394	$13,256	$150,807,427
SA Real Estate Securities Fund (a)
Common Stocks	$172,326,012	$—	$—	$172,326,012
Short-Term Investments	374,001	—	—	374,001
Collateral for Securities on Loan	12,987,730	—	—	12,987,730
Total Investments	$185,687,743	$—	$—	$185,687,743
SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$5,537,739	$—	$—	$5,537,739
Total Investments	$5,537,739	$—	$—	$5,537,739

† Includes one or more securities which are valued at zero.

* The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

(a) For the six months ended December 31, 2015, there was no transfer activity between Level 1 and Level 2.

(b) Common stocks valued at $11,286 were transferred from Level 2 to Level 3 during the six months ended December 31, 2015 due to lack of observable market prices.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

(c) Common stocks valued at $4,914 were transferred from Level 2 to Level 3 during the six months ended December 31, 2015 due to lack of observable market prices.

The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model during the six months ended December 31, 2015:

	Transfers Out of	Transfers Into
	Level 2 at	Level 1 at
	Market Value	Market Value
SA Emerging Markets Value Fund	$181,691	$181,691

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds’ policy is to recognize transfers between the levels as of the six months ended December 31, 2015. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change
									in Unrealized
									Appreciation
					Total				(Depreciation)
	Beginning				realized and			Ending	on Investments
	Balance			Accrued	unrealized	Transfers	Transfers	Balance	Held at
	June 30,			discounts	gains	in to	out of	December 31,	December 31,
	2015	Purchases	Sales	(premiums)	(losses)	Level 3	Level 3(1)	2015	2015
SA U.S. Core Market Fund
Rights and Warrants	$—	—	—	—	—	$11,286	—	$11,286	—
SA U.S. Small Company Fund
Rights and Warrants(2)	—	—	—	—	—	4,914	—	4,914	—
SA Emerging Markets Value Fund
Common Stocks*	42,082	—	—	—	(28,826)	—	(12,983)	273	(421)

(1) Financial assets were transferred from Level 3 to Level 2 as there was sufficient, reliable and observable market data to value these assets.

(2) Level 3 at December 31, 2015 included securities with a fair value of $0.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of December 31, 2015, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$82,084,438	$59,765,648	$23,999,603	$83,801,285
SA U.S. Core Market Fund	$35,350,131	$26,112,749	$10,380,569	$36,189,963
SA U.S. Value Fund	$28,728,038	$23,138,494	$6,521,695	$29,432,739
SA U.S. Small Company Fund	$82,051,042	$81,224,879	$3,930,252	$84,196,240
SA International Value Fund	$57,040,899	$58,763,427	$954,662	$59,403,572
SA Emerging Markets Fund	$3,008,846	$3,160,843	$57,642	$3,217,026
SA Real Estate Securities Fund	$12,492,971	$12,987,730	$0	$12,846,271

* The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

† Balances represent the end-of-day marked-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency and forward currency transactions in a fund’s Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency and forward currency transactions in the Fund’s Statement of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2015, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Pound Sterling (buy)	1/08/2016	17,781,696	$26,635,779	$26,214,005	$(421,774)
Pound Sterling (sell)	1/08/2016	29,268,293	$44,319,419	$43,147,695	$1,171,724
Swedish Krona (sell)	1/15/2016	44,147,973	$5,232,012	$5,231,403	$609
					$750,559

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances,

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table, grouped into appropriate risk categories, discloses the amounts related to the SA Global Fixed Income Fund’s use of derivative instruments and hedging activities at December 31, 2015, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
				Change in
	Asset Derivative	Liability Derivative	Realized	Unrealized
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign Currency	$1,196,701	$446,142	$17,523	$3,076,937

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2015:

	Gross	Financial
	Amounts of Assets	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets and Liabilities	Offset	Received	Net Amount
Bank of America, N.A.	$24,977	$(125,641)	$—	$(100,664)
State Street Bank and Trust Co.	1,171,724	(320,501)	—	851,223
	$1,196,701	$(446,142)	$—	$750,559

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2015:
	Gross
	Amounts of	Financial
	Liabilities Presented	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets and Liabilities	Offset	Pledged	Net Amount
Bank of America, N.A.	$125,641	$(125,641)	$—	$—
State Street Bank and Trust Co.	320,501	(320,501)	—	—
	$446,142	$(446,142)	$—	$—

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts held, at value.

(3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency translations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

For the six months ended December 31, 2015, the average monthly principal amount of forward foreign currency exchange contracts was $49,376,896.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2015, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date,

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Loring Ward Holdings, Inc., a U.S. company based in San Jose, California. Loring Ward Holdings, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of ten trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Loring Ward Holdings, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.45%
SA U.S. Value Fund	0.45%
SA U.S. Small Company Fund	0.45%
SA International Value Fund	0.50%
SA International Small Company Fund	0.50%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided to the Funds, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.05%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund	0.05%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund except the SA Worldwide Moderate Growth Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its Advisory fees and/or to reimburse expenses to the extent each Fund’s (with the exception of the SA Worldwide Moderate Growth Fund) operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board.

Expense
Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.20%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.40%
SA Real Estate Securities Fund	1.00%
SA Worldwide Moderate Growth Fund	0.00%

The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the six months ended December 31, 2015, the Adviser recaptured $30,362 from SA U.S. Fixed Income Fund, $213,438 from SA U.S. Core Market Fund, $111,408 from SA U.S. Value Fund, and $163,563 from SA International Small Company Fund pursuant to these conditions. As of December 31, 2015 the following amounts are subject to this recapture through June 30, 2016, June 30, 2017 and June 30, 2018, respectively.

	Expires	Expires	Expires
	June 30, 2016	June 30, 2017	June 30, 2018
SA U.S. Fixed Income Fund	$625,805	$491,987	$545,837
SA Global Fixed Income Fund	—	—	—
SA U.S. Core Market Fund	316,035	7,972	308
SA U.S. Value Fund	324,339	30,908	16,327
SA U.S. Small Company Fund	606,822	533,168	328,002
SA International Value Fund	—	—	—
SA International Small Company Fund	146,966	790	50,025
SA Emerging Markets Value Fund	534,672	610,232	623,893
SA Real Estate Securities Fund	367,738	373,830	383,400
SA Worldwide Moderate Growth Fund	—	—	—

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $85,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,500 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund and SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2015 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$489,085,303	$140,914,972	$535,004,672	$88,271,436
SA Global Fixed Income Fund	10,034,018	169,529,584	15,027,600	157,801,386
SA U.S. Core Market Fund	—	40,352,105	—	47,756,269
SA U.S. Value Fund	—	64,798,563	—	65,917,404
SA U.S. Small Company Fund	—	25,512,974	—	29,643,008
SA International Value Fund	—	89,053,790	—	75,644,509
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	—	26,442,206	—	9,407,597
SA Real Estate Securities Fund	—	7,536,351	—	6,162,868
SA Worldwide Moderate Growth Fund	—	5,805,872	—	56,804

N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2015 (Unaudited) (Continued)

4. Capital Shares and Affiliated Ownership

The Worldwide Moderate Growth Fund invest in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the year ended December 31, 2015 follows:

	Balance			Balance of
	of Shares			Shares		Realized
	Held at	Gross	Gross	Held at	Value at	Gain	Distributions
	6/30/2015	Additions	Sales	12/31/2015	12/31/2015	(Loss)	Received(a)
Affiliated Underlying Funds
SA Emerging Market Value Funds	—	78,265	(188)	78,077	$557,468	$(301)	$6,550
SA Global Fixed Income Fund	—	75,897	(540)	75,357	723,433	(27)	2,235
SA International Value Fund	—	108,174	(896)	107,278	1,051,324	(1,014)	19,131
SA Real Estate Securities Fund	—	25,949	(338)	25,611	276,089	(146)	4,743
SA U.S. Core Market Fund	—	53,001	(680)	52,321	992,526	(262)	8,458
SA U.S. Fixed Income Fund	—	66,289	(566)	65,723	667,088	(19)	1,431
SA U.S. Small Company Fund	—	23,118	(280)	22,838	495,810	(374)	37,377
SA U.S. Value Fund	—	50,413	(670)	49,743	774,001	(310)	47,704
Totals					$5,537,739	$(2,453)	$127,629

(a) Distributions received include distributions from net investment income and from capital gains from the Affiliated Underlying Funds.

5. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2015 and held for the entire period.

Actual Expenses

The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$996.70	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and LWI Financial Inc. (the “Adviser”) and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$1,000.20	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$982.50	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$952.80	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$918.50	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$881.00	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$963.60	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the Series in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2015, the total annual operating expenses of the DFA Portfolio was 0.53%.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$798.90	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$1,094.50	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Worldwide Moderate Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value**	Account Value	During Period*
	07/01/15	12/31/15	7/01/15-12/31/15
Actual	$1,000.00	$939.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

**	Fund commenced operations on July 1, 2015.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2015

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid
	Value		Expense	During
	05/01/15	10/31/15	Ratio*	Period*
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.00	0.54%	$2.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.48	0.54%	$2.75
____________________

***	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2015
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,517,810,868
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,204,948,035
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,922,382,706
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,077,170,326
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	553,529,970
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $8,523,866,159)	9,275,841,905
TOTAL INVESTMENTS — (100.0%) (Cost $8,523,866,159)^	$9,275,841,905
____________________

^ The cost for federal income tax purposes is $8,590,521,835.

Summary of the Portfolio’s investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,275,841,905	—	—	$9,275,841,905
TOTAL	$9,275,841,905	—	—	$9,275,841,905

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2015

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,357,365,041
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,167,401,455
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,026,549,001
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,027,935,040
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	604,238,668
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $8,450,924,665)	9,183,489,205
TOTAL INVESTMENTS — (100.0%) (Cost $8,450,932,574)	$9,183,489,205

Summary of the Portfolio’s investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,183,489,205	—	—	$9,183,489,205
TOTAL	$9,183,489,205	—	—	$9,183,489,205

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,275,842
Investments at Value	—
Cash	20,255
Receivables:
Fund Shares Sold	7,461
Prepaid Expenses and Other Assets	63
Total Assets	9,303,621
LIABILITIES:
Payables:
Fund Shares Redeemed	11,069
Due to Advisor	3,144
Accrued Expenses and Other Liabilities	395
Total Liabilities	14,608
NET ASSETS	$9,289,013
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,289,013 and
shares outstanding of 539,696,591	$17.21
Investments in Affiliated Investment Companies at Cost	$8,523,866
NET ASSETS CONSIST OF:
Paid-In Capital	$8,616,949
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(60,933)
Accumulated Net Realized Gain (Loss)	(18,666)
Net Unrealized Foreign Exchange Gain (Loss)	(313)
Net Unrealized Appreciation (Depreciation)	751,976
NET ASSETS	$9,289,013

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2015
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,183,489
Investments at Value	—
Cash	133
Receivables:
Fund Shares Sold	146,021
Prepaid Expenses and Other Assets	43
Total Assets	9,329,686
LIABILITIES:
Payables:
Fund Shares Redeemed	2,713
Due to Advisor	3,100
Accrued Expenses and Other Liabilities	381
Total Liabilities	6,194
NET ASSETS	$9,323,492
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,323,492 and
shares outstanding of 524,490,688	$17.78
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$8,450,933
NET ASSETS CONSIST OF:
Paid-In Capital	$8,357,634
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	34,648
Accumulated Net Realized Gain (Loss)	198,899
Net Unrealized Foreign Exchange Gain (Loss)	(245)
Net Unrealized Appreciation (Depreciation)	732,556
NET ASSETS	$9,323,492

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2015
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $17,982)	$236,159
Income from Securities Lending	20,345
Expenses Allocated from Affiliated Investment Companies	(11,146)
Total Net Investment Income Received from Affiliated Investment Companies	245,358
Fund Investment Income
Interest	17
Total Investment Income	17
Fund Expenses
Investment Advisory Services Fees	10,284
Administrative Services Fees	25,866
Accounting & Transfer Agent Fees	54
Custodian Fees	2
Filing Fees	158
Shareholders’ Reports	311
Directors’/Trustees’ Fees & Expenses	43
Professional Fees	42
Other	491
Total Expenses	37,251
Net Expenses	37,251
Net Investment Income (Loss)	208,124
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	376,613
Futures	(4,583)
Foreign Currency Transactions	(2,876)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(293,604)
Futures	(22)
Translation of Foreign Currency Denominated Amounts	344
Net Realized and Unrealized Gain (Loss)	75,872
Net Increase (Decrease) in Net Assets Resulting from Operations	$283,996
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2015	Oct. 31, 2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$208,124	$194,864
Net Realized Gain (Loss) on:
Investment Securities Sold	376,613	303,846
Futures	(4,583)	(945)
Foreign Currency Transactions	(2,876)	(909)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(293,604)	(612,635)
Futures	(22)	—
Translation of Foreign Currency Denominated Amounts	344	(606)
Net Increase (Decrease) in Net Assets Resulting from Operations	283,996	(116,385)
Distributions From:
Net Investment Income:
Institutional Class Shares	(208,535)	(190,299)
Net Short-Term Gains:
Institutional Class Shares	(27,069)	(27,834)
Net Long-Term Gains:
Institutional Class Shares	(250,320)	(211,626)
Total Distributions	(485,924)	(429,759)
Capital Share Transactions (1):
Shares Issued	1,961,417	1,513,008
Shares Issued in Lieu of Cash Distributions	472,853	418,230
Shares Redeemed	(1,753,367)	(1,061,294)
Net Increase (Decrease) from Capital Share Transactions	680,903	869,944
Total Increase (Decrease) in Net Assets	478,975	323,800
Net Assets
Beginning of Year	8,844,517	8,520,717
End of Year	$9,323,492	$8,844,517
(1) Shares Issued and Redeemed:
Shares Issued	110,551	78,077
Shares Issued in Lieu of Cash Distributions	28,178	22,420
Shares Redeemed	(99,058)	(54,917)
Net Increase (Decrease) from Shares Issued and Redeemed	39,671	45,580
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$34,648	$36,226

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$18.24	$19.40	$15.28	$15.21	$16.14
Income from Investment Operations
Net Investment Income (Loss) (A)	0.41	0.42	0.42	0.38	0.40
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.12	(0.62)	4.16	0.39	(0.83)
Total from Investment Operations	0.53	(0.20)	4.58	0.77	(0.43)
Less Distributions
Net Investment Income	(0.42)	(0.42)	(0.37)	(0.42)	(0.50)
Net Realized Gains	(0.57)	(0.54)	(0.09)	(0.28)	—
Total Distributions	(0.99)	(0.96)	(0.46)	(0.70)	(0.50)
Net Asset Value, End of Year	$17.78	$18.24	$19.40	$15.28	$15.21
Total Return	3.30%	(1.09)%	30.66%	5.63%	(2.92)%
Net Assets, End of Year (thousands)	$9,323,492	$8,844,517	$8,520,717	$6,423,160	$5,834,015
Ratio of Expenses to Average Net Assets (B)	0.54%	0.53%	0.54%	0.56%	0.55%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor) (B)	0.54%	0.53%	0.54%	0.56%	0.55%
Ratio of Net Investment Income to Average
Net Assets	2.30%	2.15%	2.47%	2.58%	2.37%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, and the International Small Company Portfolio (the “Portfolio”) is included in this Report.

The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
Fund of Funds		Ownership
International Small Company Portfolio	The Continental Small Company Series	92%
	The Japanese Small Company Series	82%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	84%
	The Canadian Small Company Series	97%

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The International Small Company Portfolio’s investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Fund, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each non-Feeder Fund’s previous investment advisory agreement, investment management agreement or investment advisory and administration agreements (i.e., with respect to the International Small Company Portfolio), with the Advisor. For the Feeder Funds, the new investment management agreement replaced each Feeder Fund’s investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund’s previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent a Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive a Feeder Fund’s investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the International Small Company Portfolio’s investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .40% of average daily net assets.

Prior to July 21, 2015, the International Small Company Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on the following effective annual rates of average daily net assets:

International Small Company Portfolio	0.40%

Effective July 21, 2015, International Small Company Portfolio’s investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

International Small Company Portfolio	0.40%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

Previously
Waived Fees/
		Recovery	Expenses
		of Previously	Assumed
	Expense	Waived Fees/	Subject to
	Limitation	Expenses	Future
Institutional Class Shares	Amount	Assumed	Recovery
International Small Company Portfolio (1)	0.45%	—	—

(1) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume other Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2015, the total liability for deferred compensation to Directors/Trustees was $227 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands).

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	162,737	(1,167)	(161,570)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2014	218,133	211,626	429,759
2015	235,604	250,320	485,924

At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	11,013	11,430	22,443

At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	94,660	205,951	—	665,626	966,237

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no utilized capital loss carryforwards to offset future realized capital gains for federal income tax purposes.

At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	8,517,618	665,871	—	665,871

The difference between book basis and tax-bas is unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities’ prices and to gain exposure to the S&P 500 Index® in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the year ended October 31, 2015 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of:
Translation of Foreign Currency Denominated Amounts
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of:
Futures

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	The Period
International Small Company Portfolio	0.88%	7,600	14	3	23,012

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio’s available line of credit was utilized.

At October 31, 2015, there were no outstanding borrowings by International Small Company Portfolio under this line of credit.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the International Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2015

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/15	10/31/15	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,014.10	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$865.80	0.13%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,011.20	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/15	10/31/15	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$981.30	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$781.10	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Services	Utilities	Total
The Japanese Small
Company Series	20.3%	9.2%	1.0%	12.1%	4.9%	28.7%	11.4%	11.7%	—	0.1%	0.6%	100%
The Asia Pacific Small
Company Series	28.7%	5.5%	2.8%	16.1%	7.6%	16.6%	5.3%	11.1%	—	3.3%	3.0%	100%
The United Kingdom Small
Company Series	28.0%	5.4%	4.1%	15.6%	2.9%	24.0%	8.5%	7.6%	—	2.1%	1.8%	100%
The Continental Small
Company Series	14.0%	6.1%	3.0%	17.6%	9.8%	27.0%	8.8%	9.4%	—	2.0%	2.3%	100%
The Canadian Small
Company Series	12.2%	4.6%	20.6%	9.2%	1.6%	14.9%	5.5%	23.3%	—	0.6%	7.5%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2015
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.3%)
Consumer Discretionary — (18.6%)
Aoyama Trading Co., Ltd.	307,000	$11,827,453	0.5%
# Autobacs Seven Co., Ltd.	398,500	7,263,259	0.3%
Calsonic Kansei Corp.	1,015,000	8,948,292	0.3%
Daiichikosho Co., Ltd.	189,100	7,503,676	0.3%
Nifco, Inc.	287,200	13,301,749	0.5%
Wacoal Holdings Corp.	675,000	8,072,010	0.3%
Zensho Holdings Co., Ltd.	674,700	8,486,918	0.3%
Other Securities		486,130,473	18.0%
Total Consumer Discretionary		551,533,830	20.5%

Consumer Staples — (8.7%)
Nichirei Corp.	1,501,000	11,059,885	0.4%
Nippon Suisan Kaisha, Ltd.	1,480,200	8,284,103	0.3%
# Sapporo Holdings, Ltd.	1,981,000	8,696,531	0.3%
Takara Holdings, Inc.	980,300	7,450,228	0.3%
# UNY Group Holdings Co., Ltd.	1,468,300	9,226,543	0.3%
Other Securities		211,877,941	8.0%
Total Consumer Staples		256,595,231	9.6%

Energy — (0.9%)
Other Securities		26,274,196	1.0%

Financials — (10.6%)
Daishi Bank, Ltd. (The)	2,003,000	8,836,581	0.3%
Hyakugo Bank, Ltd. (The)	1,491,609	7,250,594	0.3%
Juroku Bank, Ltd. (The)	2,002,000	7,921,517	0.3%
* Kyushu Financial Group, Inc.	1,826,920	12,874,090	0.5%
* Leopalace21 Corp.	1,960,700	10,612,750	0.4%
Musashino Bank, Ltd. (The)	198,700	7,246,781	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,882,041	0.3%
Relo Holdings, Inc.	62,900	7,592,352	0.3%
San-In Godo Bank, Ltd. (The)	957,000	7,783,122	0.3%
Other Securities		236,451,719	8.7%
Total Financials		314,451,547	11.7%

Health Care — (4.6%)
Asahi Intecc Co., Ltd.	171,400	7,876,514	0.3%
Nipro Corp.	702,100	7,677,486	0.3%
Rohto Pharmaceutical Co., Ltd.	499,200	9,959,367	0.4%
# Toho Holdings Co., Ltd.	321,000	7,802,759	0.3%
Tsumura & Co.	348,700	9,682,914	0.4%
Other Securities		93,646,947	3.4%
Total Health Care		136,645,987	5.1%

Industrials — (25.6%)
Daifuku Co., Ltd.	579,400	9,866,623	0.4%
Fujikura, Ltd.	1,984,000	10,716,462	0.4%
Furukawa Electric Co., Ltd.	4,806,000	10,172,907	0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (continued)
Glory, Ltd.	268,900	$8,255,680	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	8,410,690	0.3%
Nihon M&A Center, Inc.	198,100	9,537,770	0.4%
Nikkon Holdings Co., Ltd.	356,800	7,111,637	0.3%
# Nishi-Nippon Railroad Co., Ltd.	1,852,000	10,886,539	0.4%
Nisshinbo Holdings, Inc.	903,000	9,515,437	0.4%
# OSG Corp.	444,300	8,399,497	0.3%
Pilot Corp.	188,800	7,744,648	0.3%
Sankyu, Inc.	1,540,000	7,856,795	0.3%
Sanwa Holdings Corp.	1,232,600	9,748,637	0.4%
Other Securities		640,465,096	23.7%
Total Industrials		758,688,418	28.3%

Information Technology — (10.5%)
Capcom Co., Ltd.	294,600	7,103,914	0.3%
Horiba, Ltd.	212,650	8,211,051	0.3%
IT Holdings Corp.	505,101	11,540,964	0.4%
SCREEN Holdings Co., Ltd.	980,000	7,213,516	0.3%
Taiyo Yuden Co., Ltd.	642,700	8,888,368	0.3%
Ulvac, Inc.	249,600	7,064,343	0.3%
Other Securities		259,705,145	9.6%
Total Information Technology		309,727,301	11.5%

Materials — (10.3%)
ADEKA Corp.	523,000	7,437,622	0.3%
Denka Co., Ltd.	1,753,000	7,767,639	0.3%
Sumitomo Osaka Cement Co., Ltd.	2,652,000	9,726,152	0.4%
Toyobo Co., Ltd.	5,776,000	8,084,160	0.3%
Ube Industries, Ltd.	5,257,000	11,109,153	0.4%
Other Securities		262,455,282	9.7%
Total Materials		306,580,008	11.4%

Telecommunication Services — (0.0%)
Other Securities		1,177,394	0.0%

Utilities — (0.5%)
Other Securities		15,268,287	0.6%
TOTAL COMMON STOCKS		2,676,942,199	99.7%

TOTAL INVESTMENT SECURITIES		2,676,942,199

		Value†
SECURITIES LENDING COLLATERAL — (9.7%)
§@ DFA Short Term Investment Fund	24,731,072	286,138,498	10.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,712,837,207)^		$2,963,080,697	110.4%
____________________

^	The cost for federal income tax purposes is $2,739,185,450.

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$551,533,830	—	$551,533,830
Consumer Staples	—	256,595,231	—	256,595,231
Energy	—	26,274,196	—	26,274,196
Financials	$12,874,090	301,577,457	—	314,451,547
Health Care	—	136,645,987	—	136,645,987
Industrials	169,308	758,519,110	—	758,688,418
Information Technology	—	309,727,301	—	309,727,301
Materials	—	306,580,008	—	306,580,008
Telecommunication Services	—	1,177,394	—	1,177,394
Utilities	—	15,268,287	—	15,268,287
Securities Lending Collateral	—	286,138,498	—	286,138,498
TOTAL	$13,043,398	$2,950,037,299	—	$2,963,080,697

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.2%)
AUSTRALIA — (41.6%)
	Adelaide Brighton, Ltd.	3,668,074	$12,610,490	1.0%
	Ansell, Ltd.	541,558	8,392,633	0.7%
	Aristocrat Leisure, Ltd.	1,668,838	12,322,517	1.0%
#	Blackmores, Ltd.	81,784	12,931,718	1.0%
	BlueScope Steel, Ltd.	2,315,186	7,391,221	0.6%
	Boral, Ltd.	1,763,194	7,538,621	0.6%
#	carsales.com, Ltd.	1,702,940	14,422,284	1.1%
	CSR, Ltd.	3,350,138	6,992,222	0.5%
	Domino’s Pizza Enterprises, Ltd.	286,872	11,969,279	0.9%
	Downer EDI, Ltd.	2,910,872	7,572,102	0.6%
	DuluxGroup, Ltd.	3,101,823	14,924,593	1.2%
	Fairfax Media, Ltd.	14,257,034	9,482,443	0.7%
#	GrainCorp, Ltd. Class A	1,251,687	7,817,303	0.6%
#	InvoCare, Ltd.	901,024	7,838,655	0.6%
#	IOOF Holdings, Ltd.	1,900,338	13,084,960	1.0%
#	IRESS, Ltd.	1,073,207	7,770,322	0.6%
#	JB Hi-Fi, Ltd.	836,109	11,832,679	0.9%
#	M2 Group, Ltd.	1,294,182	10,713,731	0.8%
#	Magellan Financial Group, Ltd.	466,192	9,163,105	0.7%
	nib holdings, Ltd.	2,713,689	6,923,653	0.5%
#	Northern Star Resources, Ltd.	4,806,957	9,775,072	0.8%
	Nufarm, Ltd.	1,141,199	6,892,012	0.5%
	OZ Minerals, Ltd.	2,198,276	6,426,670	0.5%
#	Perpetual, Ltd.	356,426	11,997,992	0.9%
	Qantas Airways, Ltd.	3,018,519	8,947,103	0.7%
#	Sims Metal Management, Ltd.	1,382,214	7,232,638	0.6%
	Sirtex Medical, Ltd.	412,322	11,948,175	0.9%
#	Spark Infrastructure Group	11,913,246	16,570,474	1.3%
	Star Entertainment Grp, Ltd. (The)	4,207,608	15,439,555	1.2%
#	Super Retail Group, Ltd.	1,280,749	10,580,517	0.8%
	Tabcorp Holdings, Ltd.	3,586,818	12,212,490	1.0%
	Treasury Wine Estates, Ltd.	1,165,441	6,997,473	0.5%
#	Vocus Communications, Ltd.	1,634,058	8,910,025	0.7%
	Other Securities		324,047,033	25.1%
TOTAL AUSTRALIA			659,671,760	51.1%

CHINA — (0.1%)
	Other Securities		923,040	0.1%

HONG KONG — (22.2%)
#	Esprit Holdings, Ltd.	13,802,950	15,158,574	1.2%
	Hopewell Holdings, Ltd.	2,920,000	10,479,829	0.8%
#*	Kingston Financial Group, Ltd.	19,023,000	8,020,232	0.6%
	Man Wah Holdings, Ltd.	5,694,800	6,675,884	0.5%
	Pacific Textiles Holdings, Ltd.	4,820,000	7,435,964	0.6%
#	Television Broadcasts, Ltd.	1,617,200	6,645,127	0.5%
	Vitasoy International Holdings, Ltd.	4,703,000	9,633,090	0.8%
	Xinyi Glass Holdings, Ltd.	16,280,000	9,512,958	0.7%
	Other Securities		278,524,810	21.6%
TOTAL HONG KONG			352,086,468	27.3%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
NEW ZEALAND — (9.0%)
Air New Zealand, Ltd.	3,693,701	$7,449,724	0.6%
# Contact Energy, Ltd.	1,951,396	6,315,996	0.5%
# Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	25,536,341	2.0%
Infratil, Ltd.	3,201,309	7,155,676	0.6%
# Port of Tauranga, Ltd.	515,305	6,587,255	0.5%
# Ryman Healthcare, Ltd.	2,338,582	13,572,031	1.1%
# SKY Network Television, Ltd.	2,080,268	6,516,563	0.5%
# SKYCITY Entertainment Group, Ltd.	4,473,046	13,522,042	1.1%
Other Securities		55,099,421	4.1%
TOTAL NEW ZEALAND		141,755,049	11.0%
SINGAPORE — (8.3%)
Venture Corp., Ltd.	1,654,300	9,555,495	0.7%
Other Securities		122,228,954	9.5%
TOTAL SINGAPORE		131,784,449	10.2%
TOTAL COMMON STOCKS		1,286,220,766	99.7%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%
HONG KONG — (0.0%)
Other Securities		22,084	0.0%
TOTAL RIGHTS/WARRANTS		22,084	0.0%
TOTAL INVESTMENT SECURITIES		1,286,242,850

		Value†
SECURITIES LENDING COLLATERAL — (18.8%)
§@DFA Short Term Investment Fund	25,816,672	298,698,899	23.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,775,557,415)^		$1,584,941,749	122.8%
____________________

^	The cost for federal income tax purposes is $1,804,433,551.

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$274,824	$659,396,936	—	$659,671,760
China	—	923,040	—	923,040
Hong Kong	368,597	351,717,871	—	352,086,468
New Zealand	—	141,755,049	—	141,755,049
Singapore	976,519	130,807,930	—	131,784,449
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	22,084	—	22,084
Securities Lending Collateral	—	298,698,899	—	298,698,899
TOTAL	$1,619,940	$1,583,321,809	—	$1,584,941,749

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2015
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.3%)
Consumer Discretionary — (26.0%)
Bellway P.L.C.	634,613	$26,535,335	1.3%
Berkeley Group Holdings P.L.C.	664,403	36,119,269	1.8%
Betfair Group P.L.C.	337,205	19,388,302	1.0%
Daily Mail & General Trust P.L.C.	1,271,481	13,086,111	0.7%
Domino’s Pizza Group P.L.C.	845,611	13,106,124	0.7%
Greene King P.L.C.	1,786,209	24,453,251	1.2%
Howden Joinery Group P.L.C.	3,165,528	24,526,638	1.2%
Inchcape P.L.C.	2,190,976	25,278,762	1.3%
Informa P.L.C.	3,309,192	29,906,630	1.5%
Taylor Wimpey P.L.C.	5,844,186	17,470,371	0.9%
* Thomas Cook Group P.L.C.	6,943,222	12,388,736	0.6%
UBM P.L.C.	2,115,221	16,393,794	0.8%
WH Smith P.L.C.	680,498	17,681,996	0.9%
William Hill P.L.C.	4,105,574	23,960,504	1.2%
Other Securities		226,017,902	11.5%
Total Consumer Discretionary		526,313,725	26.6%

Consumer Staples — (5.3%)
Booker Group P.L.C.	7,505,064	20,030,048	1.0%
Tate & Lyle P.L.C.	2,291,490	20,184,218	1.0%
Other Securities		67,061,312	3.4%
Total Consumer Staples		107,275,578	5.4%

Energy — (3.3%)
John Wood Group P.L.C.	1,820,460	16,395,454	0.8%
Petrofac, Ltd.	1,141,776	13,392,679	0.7%
Other Securities		37,072,158	1.9%
Total Energy		66,860,291	3.4%

Financials — (15.4%)
Amlin P.L.C.	2,732,771	26,720,689	1.4%
Beazley P.L.C.	2,659,490	15,270,145	0.8%
Close Brothers Group P.L.C.	722,784	14,252,921	0.7%
Henderson Group P.L.C.	5,474,341	24,880,976	1.3%
Hiscox, Ltd.	1,480,745	22,956,441	1.2%
ICAP P.L.C.	2,606,844	19,567,171	1.0%
IG Group Holdings P.L.C.	1,792,534	21,192,263	1.1%
Man Group P.L.C.	7,936,721	20,417,271	1.0%
Phoenix Group Holdings	1,072,614	14,452,160	0.7%
Other Securities		132,102,299	6.6%
Total Financials		311,812,336	15.8%

Health Care — (3.2%)
#* BTG P.L.C.	1,335,534	13,532,841	0.7%
Other Securities		49,953,943	2.5%
Total Health Care		63,486,784	3.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.5%)
* Balfour Beatty P.L.C.	3,549,781	$14,138,682	0.7%
BBA Aviation P.L.C.	5,623,297	15,693,153	0.8%
Berendsen P.L.C.	823,219	13,050,462	0.7%
Cobham P.L.C.	5,276,532	22,034,154	1.1%
DCC P.L.C.	329,396	27,518,379	1.4%
Hays P.L.C.	6,566,676	14,102,941	0.7%
Melrose Industries P.L.C.	5,163,700	22,118,392	1.1%
QinetiQ Group P.L.C.	3,243,810	12,928,878	0.7%
Regus P.L.C.	3,349,423	16,457,626	0.8%
Rentokil Initial P.L.C.	8,861,710	20,791,694	1.1%
Spirax-Sarco Engineering P.L.C.	355,118	17,174,478	0.9%
Other Securities		279,965,314	14.1%
Total Industrials		475,974,153	24.1%

Information Technology — (10.0%)
Halma P.L.C.	1,951,180	24,845,710	1.3%
Micro Focus International P.L.C.	637,349	14,967,565	0.8%
Rightmove P.L.C.	477,301	29,005,585	1.5%
Spectris P.L.C.	573,376	15,216,733	0.8%
Telecity Group P.L.C.	1,011,062	18,684,658	0.9%
Other Securities		99,158,170	4.9%
Total Information Technology		201,878,421	10.2%

Materials — (7.0%)
Croda International P.L.C.	447,752	20,061,480	1.0%
DS Smith P.L.C.	4,938,233	28,886,490	1.4%
Essentra P.L.C.	1,251,793	15,259,487	0.8%
RPC Group P.L.C.	1,255,666	15,394,304	0.8%
Other Securities		62,089,538	3.2%
Total Materials		141,691,299	7.2%

Telecommunication Services — (1.9%)
Cable & Wireless Communications P.L.C.	17,713,479	19,378,849	1.0%
Other Securities		18,868,847	0.9%
Total Telecommunication Services		38,247,696	1.9%

Utilities — (1.7%)
Pennon Group P.L.C.	1,817,348	23,055,675	1.2%
Other Securities		11,463,507	0.5%
Total Utilities		34,519,182	1.7%
TOTAL COMMON STOCKS		1,968,059,465	99.5%
TOTAL INVESTMENT SECURITIES		1,968,059,465

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
§@ DFA Short Term Investment Fund	4,696,286	54,336,033	2.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,551,080,040)^		$2,022,395,498	102.2%
____________________

^	The cost for federal income tax purposes is $1,565,842,317.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$526,313,725	—	$526,313,725
Consumer Staples	—	107,275,578	—	107,275,578
Energy	—	66,860,291	—	66,860,291
Financials	—	311,812,336	—	311,812,336
Health Care	$9,753,105	53,733,679	—	63,486,784
Industrials	—	475,974,153	—	475,974,153
Information Technology	—	201,878,421	—	201,878,421
Materials	—	141,691,299	—	141,691,299
Telecommunication Services	—	38,247,696	—	38,247,696
Utilities	—	34,519,182	—	34,519,182
Securities Lending Collateral	—	54,336,033	—	54,336,033
TOTAL	$9,753,105	$2,012,642,393	—	$2,022,395,498

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2015
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.5%)
AUSTRIA — (2.7%)
Other Securities		$110,643,734	2.9%

BELGIUM — (4.0%)
Ackermans & van Haaren NV	134,383	19,742,116	0.5%
Umicore SA	434,045	18,202,176	0.5%
Other Securities		128,828,313	3.4%
TOTAL BELGIUM		166,772,605	4.4%

DENMARK — (4.8%)
* Genmab A.S.	217,338	28,898,133	0.8%
GN Store Nord A.S.	826,732	15,003,902	0.4%
* Topdanmark A.S.	491,266	13,957,980	0.4%
Other Securities		140,551,188	3.6%
TOTAL DENMARK		198,411,203	5.2%

FINLAND — (6.3%)
Amer Sports Oyj	641,324	18,723,988	0.5%
Elisa Oyj	734,075	27,619,458	0.7%
Huhtamaki Oyj	467,536	16,965,682	0.5%
# Nokian Renkaat Oyj	623,433	22,257,352	0.6%
# Orion Oyj Class B	420,544	14,550,094	0.4%
Other Securities		158,693,512	4.1%
TOTAL FINLAND		258,810,086	6.8%

FRANCE — (11.6%)
Arkema SA	286,183	20,032,408	0.5%
Eiffage SA	229,296	14,818,964	0.4%
Eurofins Scientific SE	47,119	16,436,054	0.4%
Lagardere SCA	619,304	18,480,909	0.5%
Rexel SA	1,044,821	13,912,593	0.4%
Rubis SCA	195,671	14,850,769	0.4%
Teleperformance	348,982	29,344,998	0.8%
* UBISOFT Entertainment	521,852	15,102,970	0.4%
Other Securities		338,024,572	8.8%
TOTAL FRANCE		481,004,237	12.6%

GERMANY — (14.5%)
Freenet AG	652,809	22,028,922	0.6%
Gerresheimer AG	201,267	15,727,349	0.4%
# Lanxess AG	467,967	21,534,540	0.6%
LEG Immobilien AG	289,571	23,600,191	0.6%
MTU Aero Engines AG	247,538	24,126,281	0.6%
Osram Licht AG	342,154	14,294,838	0.4%
Rheinmetall AG	223,411	14,850,538	0.4%
Other Securities		464,274,999	12.1%
TOTAL GERMANY		600,437,658	15.7%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (0.0%)
Other Securities		$733	0.0%

IRELAND — (1.9%)
Kingspan Group P.L.C.	580,389	15,302,335	0.4%
Paddy Power P.L.C.	157,699	21,097,510	0.6%
Smurfit Kappa Group P.L.C.	546,377	13,993,274	0.4%
Other Securities		27,607,294	0.6%
TOTAL IRELAND		78,000,413	2.0%

ISRAEL — (1.8%)
Other Securities		74,493,428	1.9%

ITALY — (9.8%)
Azimut Holding SpA	573,550	14,256,263	0.4%
Banca Popolare dell’Emilia Romagna SC	2,548,728	19,332,450	0.5%
Banca Popolare di Milano Scarl	22,383,595	22,170,067	0.6%
* Banco Popolare SC	1,297,814	17,884,277	0.5%
Mediaset SpA	3,479,950	14,420,530	0.4%
Prysmian SpA	991,595	21,665,475	0.6%
Other Securities		295,233,272	7.6%
TOTAL ITALY		404,962,334	10.6%

NETHERLANDS — (4.9%)
Aalberts Industries NV	558,677	19,249,630	0.5%
TNT Express NV	2,218,089	18,762,438	0.5%
Other Securities		166,840,900	4.4%
TOTAL NETHERLANDS		204,852,968	5.4%

NORWAY — (1.8%)
Other Securities		76,525,863	2.0%

PORTUGAL — (1.4%)
#* Banco Comercial Portugues SA Class R	315,057,219	16,695,542	0.5%
Other Securities		42,615,963	1.0%
TOTAL PORTUGAL		59,311,505	1.5%

SPAIN — (5.2%)
# Distribuidora Internacional de Alimentacion SA	2,594,077	15,300,103	0.4%
Gamesa Corp. Tecnologica SA	1,266,922	21,689,641	0.6%
# Viscofan SA	229,641	13,852,530	0.4%
Other Securities		162,994,650	4.2%
TOTAL SPAIN		213,836,924	5.6%

SWEDEN — (8.2%)
Other Securities		339,675,850	8.9%

SWITZERLAND — (12.6%)
Baloise Holding AG	153,730	19,483,478	0.5%
Clariant AG	849,328	16,104,039	0.4%
Flughafen Zuerich AG	22,078	16,565,383	0.4%
Galenica AG	10,976	17,172,491	0.5%
GAM Holding AG	925,197	15,314,423	0.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
Georg Fischer AG	22,511	$15,282,771	0.4%
Helvetia Holding AG	36,269	20,430,634	0.5%
PSP Swiss Property AG	201,709	17,687,815	0.5%
Straumann Holding AG	55,594	16,873,184	0.4%
Temenos Group AG	318,043	16,426,459	0.4%
Other Securities		348,692,514	9.2%
TOTAL SWITZERLAND		520,033,191	13.6%

UNITED STATES — (0.0%)
Other Securities		626,988	0.0%
TOTAL COMMON STOCKS		3,788,399,720	99.1%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		25,111,296	0.7%
TOTAL PREFERRED STOCKS		25,111,296	0.7%

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
Other Securities		—	0.0%

ISRAEL — (0.0%)
Other Securities		117,436	0.0%

SPAIN — (0.0%)
Other Securities		168,399	0.0%

TOTAL RIGHTS/WARRANTS		285,835	0.0%
TOTAL INVESTMENT SECURITIES		3,813,796,851

		Value†
SECURITIES LENDING COLLATERAL — (7.9%)
§@ DFA Short Term Investment Fund	28,129,742	325,461,113	8.5%

TOTAL INVESTMENTS — (100.0%) (Cost $3,519,097,625) ^		$4,139,257,964	108.3%
____________________

^	The cost for federal income tax purposes is $3,524,582,201.

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$44,910	$110,598,824	—	$110,643,734
Belgium	—	166,772,605	—	166,772,605
Denmark	—	198,411,203	—	198,411,203
Finland	—	258,810,086	—	258,810,086
France	12,614	480,991,623	—	481,004,237
Germany	—	600,437,658	—	600,437,658
Greece	—	733	—	733
Ireland	—	78,000,413	—	78,000,413
Israel	—	74,493,428	—	74,493,428
Italy	6,057,400	398,904,934	—	404,962,334
Netherlands	—	204,852,968	—	204,852,968
Norway	—	76,525,863	—	76,525,863
Portugal	—	59,311,505	—	59,311,505
Spain	—	213,836,924	—	213,836,924
Sweden	—	339,675,850	—	339,675,850
Switzerland	—	520,033,191	—	520,033,191
United States	626,988	—	—	626,988
Preferred Stocks
Germany	—	25,111,296	—	25,111,296
Rights/Warrants
Austria	—	—	—	—
Israel	—	117,436	—	117,436
Spain	—	168,399	—	168,399
Securities Lending Collateral	—	325,461,113	—	325,461,113
TOTAL	$6,741,912	$4,132,516,052	—	$4,139,257,964

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (75.7%)
Consumer Discretionary — (9.0%)
	Cineplex, Inc.	294,735	$10,128,387	1.8%
#	EnerCare, Inc.	438,600	5,058,940	0.9%
#*	IMAX Corp.	259,917	9,237,450	1.6%
#	RONA, Inc.	676,245	6,035,720	1.1%
	Uni-Select, Inc.	105,935	5,245,072	0.9%
	Other Securities		32,121,552	5.6%
Total Consumer Discretionary			67,827,121	11.9%

Consumer Staples — (3.9%)
#	Cott Corp.	509,721	5,614,041	1.0%
	Maple Leaf Foods, Inc.	317,864	5,458,155	0.9%
	North West Co., Inc. (The)	242,310	5,020,617	0.9%
	Other Securities		13,216,218	2.3%
Total Consumer Staples			29,309,031	5.1%

Energy — (14.1%)
*	Advantage Oil & Gas, Ltd.	1,100,531	5,591,337	1.0%
#	Enbridge Income Fund Holdings, Inc.	251,755	5,099,872	0.9%
#	Enerflex, Ltd.	436,563	4,193,049	0.7%
	Ensign Energy Services, Inc.	758,725	4,046,680	0.7%
#	Mullen Group, Ltd.	536,825	5,435,368	1.0%
*	Parex Resources, Inc.	586,904	4,309,420	0.8%
#	Parkland Fuel Corp.	414,677	6,979,712	1.2%
	Pason Systems, Inc.	356,252	4,992,214	0.9%
#	Precision Drilling Corp.	1,736,481	6,864,603	1.2%
	ShawCor, Ltd.	233,800	4,742,911	0.8%
	Other Securities		53,887,956	9.3%
Total Energy			106,143,122	18.5%

Financials — (6.9%)
#	Canadian Western Bank	436,532	7,375,962	1.3%
	Colliers International Group, Inc.	161,848	7,220,407	1.3%
	FirstService Corp.	150,648	6,086,018	1.1%
#	Laurentian Bank of Canada	191,320	6,678,294	1.2%
	Other Securities		24,661,398	4.2%
Total Financials			52,022,079	9.1%

Health Care — (1.2%)
	#Extendicare, Inc.	561,871	3,918,519	0.7%
	Other Securities		5,103,227	0.9%
Total Health Care			9,021,746	1.6%

Industrials — (11.1%)
#	Aecon Group, Inc.	408,101	4,539,044	0.8%
*	ATS Automation Tooling Systems, Inc.	522,530	4,297,457	0.8%
	New Flyer Industries, Inc.	254,471	5,208,223	0.9%
#	Russel Metals, Inc.	350,655	4,072,433	0.7%
#	Stantec, Inc.	453,829	11,256,350	2.0%
	Toromont Industries, Ltd.	376,225	8,578,376	1.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Transcontinental, Inc. Class A	359,276	$4,481,538	0.8%
#	TransForce, Inc.	432,009	7,371,347	1.3%
	Other Securities		33,464,240	5.8%
Total Industrials			83,269,008	14.6%

Information Technology — (4.4%)
*	Descartes Systems Group, Inc. (The)	255,838	5,147,452	0.9%
	Enghouse Systems, Ltd.	97,257	5,225,183	0.9%
	Other Securities		22,470,032	3.9%
Total Information Technology			32,842,667	5.7%

Materials — (18.4%)
	Alamos Gold, Inc. Class A	1,545,462	5,081,920	0.9%
#*	B2Gold Corp.	5,268,073	5,330,131	0.9%
	Cascades, Inc.	477,193	4,383,264	0.8%
	Centerra Gold, Inc.	999,634	4,760,850	0.8%
	Dominion Diamond Corp.	487,201	4,978,696	0.9%
#	HudBay Minerals, Inc.	1,398,004	5,364,892	0.9%
	Intertape Polymer Group, Inc.	324,227	4,379,419	0.8%
*	New Gold, Inc.	2,304,655	5,363,149	0.9%
#	Pan American Silver Corp.	990,673	6,450,794	1.1%
#*	SEMAFO, Inc.	1,595,446	4,047,131	0.7%
	Stella-Jones, Inc.	187,800	7,126,818	1.3%
	Other Securities		80,807,177	14.1%
Total Materials			138,074,241	24.1%

Telecommunication Services — (0.5%)
	Other Securities		3,892,206	0.7%

Utilities — (6.2%)
#	Algonquin Power & Utilities Corp.	1,054,815	8,316,855	1.4%
#	Capital Power Corp.	523,509	6,723,101	1.2%
#	Innergex Renewable Energy, Inc.	512,927	4,199,944	0.7%
#	Just Energy Group, Inc.	727,176	5,192,237	0.9%
#	Northland Power, Inc.	536,896	7,240,355	1.3%
#	Superior Plus Corp.	689,743	5,363,616	0.9%
	Other Securities		9,198,360	1.7%
Total Utilities			46,234,468	8.1%
TOTAL COMMON STOCKS			568,635,689	99.4%

RIGHTS/WARRANTS — (0.0%)
	Other Securities		15,785	0.0%

TOTAL INVESTMENT SECURITIES			568,651,474

			Value†
SECURITIES LENDING COLLATERAL — (24.3%)
§@	DFA Short Term Investment Fund	15,749,808	182,225,278	31.8%

TOTAL INVESTMENTS — (100.0%) (Cost $1,164,957,462)^			$750,876,752	131.2%
____________________

^	The cost for federal income tax purposes is $1,167,438,914.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$67,827,121	—	—	$67,827,121
Consumer Staples	29,309,031	—	—	29,309,031
Energy	106,143,113	$9	—	106,143,122
Financials	52,022,079	—	—	52,022,079
Health Care	9,015,200	6,546	—	9,021,746
Industrials	83,269,008	—	—	83,269,008
Information Technology	32,842,667	—	—	32,842,667
Materials	138,069,716	4,525	—	138,074,241
Telecommunication Services	3,892,206	—	—	3,892,206
Utilities	46,234,468	—	—	46,234,468
Rights/Warrants	—	15,785	—	15,785
Securities Lending Collateral	—	182,225,278	—	182,225,278
TOTAL	$568,624,609	$182,252,143	—	$750,876,752

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (18.4%)
Aoyama Trading Co., Ltd.	307,000	$11,185,037	0.4%
Calsonic Kansei Corp.	1,015,000	8,089,220	0.3%
Nifco, Inc.	287,200	11,071,328	0.4%
Wacoal Holdings Corp.	675,000	8,470,224	0.3%
Other Securities		492,737,107	18.8%
Total Consumer Discretionary		531,552,916	20.2%

Consumer Staples — (8.4%)
Nichirei Corp.	1,501,000	9,763,287	0.4%
Sapporo Holdings, Ltd.	1,981,000	8,164,430	0.3%
Takara Holdings, Inc.	980,300	7,041,270	0.3%
# UNY Group Holdings Co., Ltd.	1,468,300	8,117,716	0.3%
Other Securities		209,088,023	7.9%
Total Consumer Staples		242,174,726	9.2%

Energy — (0.9%)
Other Securities		25,382,203	0.9%

Financials — (11.0%)
Daishi Bank, Ltd. (The)	2,003,000	9,051,406	0.3%
Hyakugo Bank, Ltd. (The)	1,491,609	7,630,038	0.3%
Juroku Bank, Ltd. (The)	2,002,000	8,930,735	0.3%
Keiyo Bank, Ltd. (The)	1,418,000	7,124,460	0.3%
#* Kyushu Financial Group, Inc.	2,191,820	16,855,962	0.6%
* Leopalace21 Corp.	1,960,700	10,446,456	0.4%
Musashino Bank, Ltd. (The)	198,700	7,559,611	0.3%
North Pacific Bank, Ltd.	2,025,300	7,763,381	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,617,921	0.3%
San-In Godo Bank, Ltd. (The)	957,000	8,843,998	0.3%
# Shiga Bank, Ltd. (The)	1,328,000	7,097,991	0.3%
Other Securities		218,221,945	8.3%
Total Financials		317,143,904	12.0%

Health Care — (4.4%)
Asahi Intecc Co., Ltd.	246,000	9,502,389	0.4%
Nichi-iko Pharmaceutical Co., Ltd.	264,250	7,334,079	0.3%
Nipro Corp.	702,100	7,870,821	0.3%
Rohto Pharmaceutical Co., Ltd.	499,200	8,236,034	0.3%
# Toho Holdings Co., Ltd.	321,000	7,116,998	0.3%
# Tsumura & Co.	348,700	8,402,296	0.3%
Other Securities		79,819,292	3.0%
Total Health Care		128,281,909	4.9%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.9%)
Daifuku Co., Ltd.	579,400	$8,575,019	0.3%
Fujikura, Ltd.	1,984,000	10,197,595	0.4%
Furukawa Electric Co., Ltd.	4,806,000	8,795,085	0.3%
Japan Steel Works, Ltd. (The)	1,992,000	7,413,614	0.3%
Maeda Road Construction Co., Ltd.	387,000	7,034,679	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,865,398	0.3%
Nihon M&A Center, Inc.	198,100	8,171,293	0.3%
Nishi-Nippon Railroad Co., Ltd.	1,852,000	9,576,171	0.4%
Nishimatsu Construction Co., Ltd.	1,803,000	7,157,647	0.3%
Nisshinbo Holdings, Inc.	903,000	12,263,296	0.5%
# OSG Corp.	444,300	8,357,354	0.3%
Penta-Ocean Construction Co., Ltd.	1,684,400	7,649,195	0.3%
Pilot Corp.	188,800	7,993,821	0.3%
Sankyu, Inc.	1,540,000	8,675,182	0.3%
Sanwa Holdings Corp.	1,232,600	9,970,181	0.4%
Other Securities		620,295,391	23.5%
Total Industrials		749,990,921	28.5%

Information Technology — (10.3%)
# Horiba, Ltd.	212,650	8,367,458	0.3%
IT Holdings Corp.	505,101	12,486,557	0.5%
Oki Electric Industry Co., Ltd.	4,751,000	8,018,926	0.3%
# Taiyo Yuden Co., Ltd.	642,700	9,049,909	0.4%
Other Securities		261,448,961	9.9%
Total Information Technology		299,371,811	11.4%

Materials — (10.6%)
ADEKA Corp.	523,000	7,685,910	0.3%
Denka Co., Ltd.	1,753,000	8,134,823	0.3%
Lintec Corp.	303,800	7,116,523	0.3%
Sumitomo Osaka Cement Co., Ltd.	2,652,000	10,219,547	0.4%
Toyobo Co., Ltd.	5,776,000	8,466,741	0.3%
Ube Industries, Ltd.	5,257,000	11,038,445	0.4%
Other Securities		252,728,193	9.6%
Total Materials		305,390,182	11.6%

Telecommunication Services — (0.0%)
Other Securities		1,411,756	0.1%

Utilities — (0.5%)
Other Securities		15,060,469	0.6%
TOTAL COMMON STOCKS		2,615,760,797	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund	23,923,381	276,793,521	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,682,924,757)		$2,892,554,318	109.9%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$531,552,916	—	$531,552,916
Consumer Staples	—	242,174,726	—	242,174,726
Energy	—	25,382,203	—	25,382,203
Financials	$16,855,962	300,287,942	—	317,143,904
Health Care	—	128,281,909	—	128,281,909
Industrials	160,255	749,830,666	—	749,990,921
Information Technology	—	299,371,811	—	299,371,811
Materials	—	305,390,182	—	305,390,182
Telecommunication Services	—	1,411,756	—	1,411,756
Utilities	—	15,060,469	—	15,060,469
Securities Lending Collateral	—	276,793,521	—	276,793,521
TOTAL	$17,016,217	$2,875,538,101	—	$2,892,554,318

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.3%)
AUSTRALIA — (40.8%)
	Adelaide Brighton, Ltd.	3,668,074	$10,895,362	0.9%
	Ansell, Ltd.	528,919	7,526,506	0.6%
	Aristocrat Leisure, Ltd.	2,730,539	18,024,062	1.5%
#	Blackmores, Ltd.	81,784	9,736,025	0.8%
	BlueScope Steel, Ltd.	2,315,186	7,296,478	0.6%
#	carsales.com, Ltd.	1,702,940	11,841,536	1.0%
	CSR, Ltd.	3,350,138	6,558,528	0.5%
	Domino’s Pizza Enterprises, Ltd.	286,872	9,487,341	0.8%
	Downer EDI, Ltd.	2,910,872	7,314,747	0.6%
	DuluxGroup, Ltd.	3,101,823	12,968,193	1.1%
	Echo Entertainment Group, Ltd.	4,207,608	15,207,176	1.2%
	Fairfax Media, Ltd.	14,257,034	9,535,328	0.8%
	GrainCorp, Ltd. Class A	1,251,687	8,024,096	0.7%
#	InvoCare, Ltd.	901,024	7,092,641	0.6%
#	IOOF Holdings, Ltd.	1,900,338	12,575,892	1.0%
#	IRESS, Ltd.	1,073,207	7,147,613	0.6%
#	JB Hi-Fi, Ltd.	836,109	10,638,353	0.9%
#	M2 Group, Ltd.	1,294,182	9,057,218	0.7%
	Magellan Financial Group, Ltd.	466,192	7,424,460	0.6%
#	nib holdings, Ltd.	2,713,689	6,957,146	0.6%
#	Northern Star Resources, Ltd.	4,806,957	9,379,703	0.8%
	Nufarm, Ltd.	1,141,199	6,760,389	0.6%
	OZ Minerals, Ltd.	2,198,276	6,746,035	0.6%
#	Perpetual, Ltd.	356,426	11,333,090	0.9%
#	Primary Health Care, Ltd.	3,292,878	8,651,241	0.7%
	Qantas Airways, Ltd.	3,453,909	9,728,779	0.8%
#	Sims Metal Management, Ltd.	1,382,214	9,617,546	0.8%
	Sirtex Medical, Ltd.	412,322	11,111,408	0.9%
#	Spark Infrastructure Group	10,385,907	15,315,541	1.3%
#	Super Retail Group, Ltd.	1,280,749	8,747,020	0.7%
	Tabcorp Holdings, Ltd.	3,586,818	11,987,416	1.0%
#	Vocus Communications, Ltd.	1,634,058	7,551,430	0.6%
	Other Securities		303,631,752	24.4%
TOTAL AUSTRALIA			615,870,051	50.2%

CHINA — (0.1%)
	Other Securities		1,340,267	0.1%

HONG KONG — (23.1%)
#	Cafe de Coral Holdings, Ltd.	1,938,000	6,555,133	0.5%
#	Dah Sing Banking Group, Ltd.	3,457,116	6,551,159	0.5%
	Dah Sing Financial Holdings, Ltd.	1,184,544	6,646,674	0.6%
#	Esprit Holdings, Ltd.	13,802,950	15,382,852	1.3%
	Hopewell Holdings, Ltd.	2,920,000	10,536,375	0.9%
#*	Kingston Financial Group, Ltd.	19,023,000	7,513,039	0.6%
#	Luk Fook Holdings International, Ltd.	2,862,000	7,364,606	0.6%
	Man Wah Holdings, Ltd.	5,694,800	6,505,575	0.5%
	Pacific Textiles Holdings, Ltd.	4,820,000	6,868,128	0.6%
	Vitasoy International Holdings, Ltd.	4,703,000	7,807,201	0.6%
	Xinyi Glass Holdings, Ltd.	16,280,000	8,455,001	0.7%
	Other Securities		257,861,931	20.9%
TOTAL HONG KONG			348,047,674	28.3%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
NEW ZEALAND — (8.5%)
Air New Zealand, Ltd.	3,693,701	$7,265,664	0.6%
# Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	22,103,908	1.8%
Infratil, Ltd.	3,201,309	6,723,662	0.6%
# Ryman Healthcare, Ltd.	2,338,582	12,477,577	1.0%
# SKY Network Television, Ltd.	2,080,268	6,386,562	0.5%
SKYCITY Entertainment Group, Ltd.	4,473,046	12,134,063	1.0%
Other Securities		60,983,395	4.9%
TOTAL NEW ZEALAND		128,074,831	10.4%

SINGAPORE — (8.8%)
Venture Corp., Ltd.	1,654,300	9,749,130	0.8%
Other Securities		123,013,455	10.0%
TOTAL SINGAPORE		132,762,585	10.8%
TOTAL COMMON STOCKS		1,226,095,408	99.8%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		2,373	0.0%

HONG KONG — (0.0%)
Other Securities		23,333	0.0%
TOTAL RIGHTS/WARRANTS		25,706	0.0%
TOTAL INVESTMENT SECURITIES		1,226,121,114

		Value†
SECURITIES LENDING COLLATERAL — (18.7%)
§@ DFA Short Term Investment Fund	24,403,671	282,350,469	23.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,727,795,864)		$1,508,471,583	122.8%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,728,779	$606,141,272	—	$615,870,051
China	—	1,340,267	—	1,340,267
Hong Kong	315,879	347,731,795	—	348,047,674
New Zealand	—	128,074,831	—	128,074,831
Singapore	581,005	132,181,580	—	132,762,585
Rights/Warrants
Australia	—	2,373	—	2,373
Hong Kong	—	23,333	—	23,333
Securities Lending Collateral	—	282,350,469	—	282,350,469
TOTAL	$10,625,663	$1,497,845,920	—	$1,508,471,583

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.1%)
Consumer Discretionary — (27.2%)
Bellway P.L.C.	634,613	$25,348,219	1.2%
Berkeley Group Holdings P.L.C.	664,403	33,910,166	1.6%
Betfair Group P.L.C.	337,205	16,751,925	0.8%
Daily Mail & General Trust P.L.C.	1,406,012	16,198,309	0.8%
Domino’s Pizza Group P.L.C.	845,611	14,211,052	0.7%
Greene King P.L.C.	1,786,209	22,097,245	1.1%
Howden Joinery Group P.L.C.v	3,331,582	23,761,899	1.1%
Inchcape P.L.C.	2,234,351	27,479,055	1.3%
Informa P.L.C.	3,309,192	28,940,061	1.4%
Rightmove P.L.C.	477,301	28,190,029	1.4%
Taylor Wimpey P.L.C.	8,920,064	27,173,690	1.3%
* Thomas Cook Group P.L.C.	7,258,705	13,727,552	0.7%
UBM P.L.C.	2,265,761	17,849,269	0.9%
WH Smith P.L.C.	680,498	17,851,799	0.9%
William Hill P.L.C.	4,450,569	21,715,526	1.0%
Other Securities		244,476,363	11.6%
Total Consumer Discretionary		579,682,159	27.8%

Consumer Staples — (5.2%)
Booker Group P.L.C.	7,899,680	22,625,829	1.1%
Britvic P.L.C.	1,223,553	13,153,355	0.6%
Tate & Lyle P.L.C.	2,291,490	21,033,777	1.0%
Other Securities		54,614,683	2.7%
Total Consumer Staples		111,427,644	5.4%

Energy — (3.9%)
Amec Foster Wheeler P.L.C.	1,933,881	21,160,938	1.0%
John Wood Group P.L.C.	1,939,124	17,801,885	0.9%
Petrofac, Ltd.	1,323,447	17,172,041	0.8%
Other Securities		28,333,340	1.4%
Total Energy		84,468,204	4.1%

Financials — (15.2%)
Amlin P.L.C.	2,732,771	27,729,450	1.3%
Beazley P.L.C.	2,583,691	14,442,058	0.7%
Close Brothers Group P.L.C.	775,985	17,484,739	0.8%
Henderson Group P.L.C.	5,673,481	25,007,836	1.2%
Hiscox, Ltd.	1,480,745	22,019,824	1.1%
ICAP P.L.C.	2,825,338	19,125,468	0.9%
IG Group Holdings P.L.C.	1,862,861	21,652,988	1.0%
Jupiter Fund Management P.L.C.	1,950,736	13,530,577	0.7%
Man Group P.L.C.	9,267,447	23,786,481	1.1%
Phoenix Group Holdings	1,072,614	14,104,792	0.7%
Other Securities		125,090,160	6.0%
Total Financials		323,974,373	15.5%

Health Care — (2.8%)
Other Securities		59,295,843	2.9%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.3%)
* Balfour Beatty P.L.C.	3,705,993	$14,204,180	0.7%
BBA Aviation P.L.C.	5,822,256	17,104,109	0.8%
Berendsen P.L.C.	870,366	13,722,600	0.7%
Cobham P.L.C.	5,746,923	24,536,962	1.2%
DCC P.L.C.	392,281	31,446,253	1.5%
Hays P.L.C.	7,141,914	15,472,894	0.7%
Melrose Industries P.L.C.	5,163,700	21,125,329	1.0%
Regus P.L.C.	3,349,423	17,246,433	0.8%
Rentokil Initial P.L.C.	9,277,900	22,069,212	1.1%
Spirax-Sarco Engineering P.L.C.	372,620	17,467,332	0.8%
Other Securities		302,515,450	14.5%
Total Industrials		496,910,754	23.8%

Information Technology — (8.3%)
Halma P.L.C.	1,951,180	22,935,335	1.1%
Playtech P.L.C.	1,066,825	14,055,843	0.7%
Spectris P.L.C.	607,600	15,583,280	0.8%
Telecity Group P.L.C.	1,011,062	18,287,574	0.9%
Other Securities		106,426,042	5.0%
Total Information Technology		177,288,074	8.5%

Materials — (7.4%)
Croda International P.L.C.	447,752	19,972,880	1.0%
DS Smith P.L.C.	4,938,232	29,423,520	1.4%
Essentra P.L.C.	1,311,927	16,996,260	0.8%
Other Securities		91,750,794	4.4%
Total Materials		158,143,454	7.6%

Telecommunication Services — (2.1%)
Cable & Wireless Communications P.L.C.	17,713,479	20,055,908	0.9%
Other Securities		24,630,015	1.2%
Total Telecommunication Services		44,685,923	2.1%

Utilities — (1.7%)
Pennon Group P.L.C.	1,974,654	24,639,490	1.2%
Other Securities		12,190,545	0.6%
Total Utilities		36,830,035	1.8%
TOTAL COMMON STOCKS		2,072,706,463	99.5%
PREFERRED STOCKS — (0.0%)
Other Securities		25,210	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		125,696	0.0%
TOTAL INVESTMENT SECURITIES		2,072,857,369

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
§@ DFA Short Term Investment Fund	5,271,316	60,989,129	2.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,629,459,086)		$2,133,846,498	102.4%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$579,682,159	—	$579,682,159
Consumer Staples	—	111,427,644	—	111,427,644
Energy	—	84,468,204	—	84,468,204
Financials	—	323,974,373	—	323,974,373
Health Care	—	59,295,843	—	59,295,843
Industrials	—	496,910,754	—	496,910,754
Information Technology	—	177,288,074	—	177,288,074
Materials	—	158,143,454	—	158,143,454
Telecommunication Services	—	44,685,923	—	44,685,923
Utilities	—	36,830,035	—	36,830,035
Preferred Stocks	—	25,210	—	25,210
Rights/Warrants	—	125,696	—	125,696
Securities Lending Collateral	—	60,989,129	—	60,989,129
TOTAL	—	$2,133,846,498	—	$2,133,846,498

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.6%)
AUSTRIA — (2.5%)
Other Securities		$100,876,537	2.8%

BELGIUM — (4.1%)
Ackermans & van Haaren NV	134,383	20,449,775	0.6%
Umicore SA	434,045	18,428,703	0.5%
Other Securities		121,939,006	3.3%
TOTAL BELGIUM		160,817,484	4.4%

DENMARK — (4.6%)
* Genmab A.S.	217,338	21,447,065	0.6%
GN Store Nord A.S.	826,732	15,079,315	0.4%
Other Securities		143,585,420	3.9%
TOTAL DENMARK		180,111,800	4.9%

FINLAND — (6.5%)
Amer Sports Oyj	641,324	17,999,126	0.5%
Elisa Oyj	734,075	27,657,200	0.8%
Huhtamaki Oyj	467,536	16,494,354	0.5%
Nokian Renkaat Oyj	623,433	23,519,989	0.6%
Orion Oyj Class B	420,544	15,020,765	0.4%
Other Securities		156,297,508	4.2%
TOTAL FINLAND		256,988,942	7.0%

FRANCE — (11.6%)
Arkema SA	203,698	14,885,975	0.4%
Eiffage SA	229,296	14,285,485	0.4%
Eurofins Scientific SE	47,119	17,044,767	0.5%
Lagardere SCA	619,304	18,018,902	0.5%
Rexel SA	1,044,821	14,259,517	0.4%
Rubis SCA	195,671	15,682,855	0.4%
Teleperformance	348,982	27,388,433	0.8%
* UBISOFT Entertainment	521,852	15,635,374	0.4%
Other Securities		319,929,212	8.7%
TOTAL FRANCE		457,130,520	12.5%

GERMANY — (15.2%)
Aareal Bank AG	409,233	15,591,008	0.4%
Freenet AG	652,809	22,021,682	0.6%
Gerresheimer AG	201,267	15,693,760	0.4%
Lanxess AG	467,967	25,112,396	0.7%
LEG Immobilien AG	289,571	23,086,112	0.6%
MTU Aero Engines AG	247,538	22,899,395	0.6%
Osram Licht AG	342,154	20,106,408	0.6%
Rheinmetall AG	223,411	14,051,846	0.4%
Other Securities		443,685,211	12.2%
TOTAL GERMANY		602,247,818	16.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (0.0%)
Other Securities		$742	0.0%

IRELAND — (1.9%)
Glanbia P.L.C.	700,613	13,558,923	0.4%
Kingspan Group P.L.C.	580,389	14,039,062	0.4%
Paddy Power P.L.C.	157,699	18,373,777	0.5%
Smurfit Kappa Group P.L.C.	546,377	15,549,351	0.4%
Other Securities		14,138,142	0.4%
TOTAL IRELAND		75,659,255	2.1%

ISRAEL — (2.0%)
Other Securities		78,082,129	2.1%

ITALY — (9.5%)
Azimut Holding SpA	573,550	13,795,599	0.4%
Banca Popolare dell’Emilia Romagna SC	2,548,728	20,568,444	0.6%
Banca Popolare di Milano Scarl	22,383,595	21,002,866	0.6%
Mediaset SpA	3,022,390	15,340,452	0.4%
Prysmian SpA	991,595	21,413,784	0.6%
Other Securities		285,690,284	7.7%
TOTAL ITALY		377,811,429	10.3%

NETHERLANDS — (4.8%)
Aalberts Industries NV	558,677	18,112,490	0.5%
TNT Express NV	2,218,089	18,638,648	0.5%
Other Securities		151,518,075	4.2%
TOTAL NETHERLANDS		188,269,213	5.2%

NORWAY — (2.0%)
Other Securities		77,623,382	2.1%

PORTUGAL — (1.5%)
#* Banco Comercial Portugues SA Class R	315,057,219	18,059,890	0.5%
Other Securities		42,154,226	1.2%
TOTAL PORTUGAL		60,214,116	1.7%

SPAIN — (5.5%)
# Bolsas y Mercados Espanoles SHMSF SA	410,153	14,715,419	0.4%
Distribuidora Internacional de Alimentacion SA	2,594,077	16,481,708	0.5%
Gamesa Corp. Tecnologica SA	1,266,922	19,996,276	0.6%
Other Securities		166,329,841	4.5%
TOTAL SPAIN		217,523,244	6.0%

SWEDEN — (7.9%)
Intrum Justitia AB	385,511	13,831,068	0.4%
Other Securities		299,508,152	8.2%
TOTAL SWEDEN		313,339,220	8.6%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (12.0%)
Clariant AG	762,046	$14,012,763	0.4%
Flughafen Zuerich AG	22,078	16,710,360	0.5%
# Galenica AG	10,976	16,078,707	0.4%
GAM Holding AG	925,197	16,924,123	0.5%
Georg Fischer AG	22,511	13,830,804	0.4%
Helvetia Holding AG	35,945	18,800,020	0.5%
PSP Swiss Property AG	172,407	14,997,704	0.4%
Straumann Holding AG	55,594	15,730,952	0.4%
Temenos Group AG	318,043	14,857,171	0.4%
Other Securities		333,945,678	9.1%
TOTAL SWITZERLAND		475,888,282	13.0%

UNITED KINGDOM — (0.0%)
Other Securities		543,382	0.0%

UNITED STATES — (0.0%)
Other Securities		683,752	0.0%
TOTAL COMMON STOCKS		3,623,811,247	99.2%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		22,467,308	0.6%
TOTAL PREFERRED STOCKS		22,467,308	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		365,262	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		54,381	0.0%
TOTAL RIGHTS/WARRANTS		419,643	0.0%
TOTAL INVESTMENT SECURITIES		3,646,698,198

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	26,763,766	309,656,768	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,379,161,142)		$3,956,354,966	108.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$100,876,537	—	$100,876,537
Belgium	—	160,817,484	—	160,817,484
Denmark	—	180,111,800	—	180,111,800
Finland	—	256,988,942	—	256,988,942
France	$13,584	457,116,936	—	457,130,520
Germany	—	602,247,818	—	602,247,818
Greece	—	742	—	742
Ireland	—	75,659,255	—	75,659,255
Israel	—	78,082,129	—	78,082,129
Italy	—	377,811,429	—	377,811,429
Netherlands	—	188,269,213	—	188,269,213
Norway	—	77,623,382	—	77,623,382
Portugal	—	60,214,116	—	60,214,116
Spain	—	217,523,244	—	217,523,244
Sweden	—	313,339,220	—	313,339,220
Switzerland	—	475,888,282	—	475,888,282
United Kingdom	543,382	—	—	543,382
United States	683,736	16	—	683,752
Preferred Stocks
Germany	—	22,467,308	—	22,467,308
Rights/Warrants
Austria	—	—	—	—
France	—	365,262	—	365,262
Italy	—	—	—	—
Spain	—	54,381	—	54,381
Securities Lending Collateral	—	309,656,768	—	309,656,768
Futures Contracts**	(18,791)	—	—	(18,791)
TOTAL	$1,221,911	$3,955,114,264	—	$3,956,336,175
____________________

**      Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2015

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (76.9%)
Consumer Discretionary — (9.4%)
	Cineplex, Inc.	294,735	$11,357,981	1.8%
#	Corus Entertainment, Inc. Class B	468,941	4,472,082	0.7%
	Dorel Industries, Inc. Class B	169,797	4,317,643	0.7%
#	EnerCare, Inc.	438,600	5,121,919	0.8%
*	IMAX Corp.	259,917	9,978,214	1.6%
	RONA, Inc.	676,245	7,059,303	1.1%
	Uni-Select, Inc.	105,935	5,249,761	0.8%
	Other Securities		28,364,533	4.7%
Total Consumer Discretionary			75,921,436	12.2%

Consumer Staples — (3.6%)
	Cott Corp.	509,721	5,320,963	0.9%
	Maple Leaf Foods, Inc.	317,864	5,053,833	0.8%
	North West Co., Inc. (The)	242,310	5,373,960	0.9%
	Other Securities		12,998,040	2.0%
Total Consumer Staples			28,746,796	4.6%

Energy — (15.8%)
*	Advantage Oil & Gas, Ltd.	1,100,531	6,118,737	1.0%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,187,982	1.0%
#	Enerflex, Ltd.	436,563	4,213,387	0.7%
	Ensign Energy Services, Inc.	758,725	4,769,593	0.8%
#	Mullen Group, Ltd.	536,825	7,168,067	1.2%
*	Parex Resources, Inc.	586,904	4,407,615	0.7%
#	Parkland Fuel Corp.	414,677	7,214,669	1.2%
	Pason Systems, Inc.	356,252	5,241,885	0.8%
	Precision Drilling Corp.	1,736,481	6,905,553	1.1%
#	Secure Energy Services, Inc.	631,339	4,195,729	0.7%
	ShawCor, Ltd.	233,800	4,961,724	0.8%
	Other Securities		66,659,087	10.6%
Total Energy			128,044,028	20.6%

Financials — (7.1%)
#	Canadian Western Bank	436,532	8,389,453	1.3%
	Colliers International Group, Inc.	161,848	8,024,324	1.3%
	FirstService Corp.	150,648	5,299,639	0.9%
	Laurentian Bank of Canada	191,320	7,750,245	1.2%
	Other Securities		27,591,111	4.5%
Total Financials			57,054,772	9.2%

Health Care — (1.2%)
	Other Securities		10,141,928	1.6%

Industrials — (11.4%)
	Aecon Group, Inc.	408,101	4,715,820	0.8%
*	ATS Automation Tooling Systems, Inc.	522,530	5,502,629	0.9%
#	Russel Metals, Inc.	350,655	5,470,604	0.9%
	Stantec, Inc.	453,829	11,390,844	1.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Toromont Industries, Ltd.	376,225	$9,791,172	1.6%
Transcontinental, Inc. Class A	359,276	5,536,411	0.9%
TransForce, Inc.	432,009	8,451,201	1.4%
# Westshore Terminals Investment Corp.	318,149	5,306,538	0.8%
Other Securities		36,289,095	5.7%
Total Industrials		92,454,314	14.8%

Information Technology — (4.2%)
* Descartes Systems Group, Inc. (The)	255,838	4,476,578	0.7%
Enghouse Systems, Ltd.	97,257	4,435,175	0.7%
Other Securities		24,978,842	4.0%
Total Information Technology		33,890,595	5.4%

Materials — (17.9%)
Alamos Gold, Inc. Class A	1,545,462	5,944,994	1.0%
#* B2Gold Corp.	5,268,073	5,680,623	0.9%
Centerra Gold, Inc.	999,634	5,626,573	0.9%
Dominion Diamond Corp.	487,201	5,152,944	0.8%
HudBay Minerals, Inc.	1,398,004	7,259,443	1.2%
#* IAMGOLD Corp.	2,443,241	4,409,643	0.7%
* New Gold, Inc.	2,304,655	5,710,525	0.9%
# Pan American Silver Corp.	990,673	7,515,659	1.2%
Stella-Jones, Inc.	187,800	6,911,086	1.1%
Other Securities		90,283,382	14.5%
Total Materials		144,494,872	23.2%

Telecommunication Services — (0.5%)
Other Securities		3,980,520	0.6%

Utilities — (5.8%)
Algonquin Power & Utilities Corp.	1,054,815	8,139,403	1.3%
Capital Power Corp.	523,509	7,522,740	1.2%
# Innergex Renewable Energy, Inc.	512,927	4,150,174	0.7%
# Just Energy Group, Inc.	727,176	5,344,265	0.9%
# Northland Power, Inc.	536,896	6,939,081	1.1%
# Superior Plus Corp.	689,743	5,633,569	0.9%
Other Securities		8,948,810	1.4%
Total Utilities		46,678,042	7.5%
TOTAL COMMON STOCKS		621,407,303	99.7%

		Value†
SECURITIES LENDING COLLATERAL — (23.1%)
§@ DFA Short Term Investment Fund	16,142,002	186,762,963	30.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,175,564,629)		$808,170,266	129.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,921,436	—	—	$75,921,436
Consumer Staples	28,746,796	—	—	28,746,796
Energy	128,044,019	$9	—	128,044,028
Financials	57,054,772	—	—	57,054,772
Health Care	10,135,001	6,927	—	10,141,928
Industrials	92,454,314	—	—	92,454,314
Information Technology	33,890,595	—	—	33,890,595
Materials	144,490,019	4,853	—	144,494,872
Telecommunication Services	3,980,520	—	—	3,980,520
Utilities	46,678,042	—	—	46,678,042
Securities Lending Collateral	—	186,762,963	—	186,762,963
TOTAL	$621,395,514	$186,774,752	—	$808,170,266

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series	Series	Series*
ASSETS:
Investments at Value (including $0, $0, $0, $0
and $0 of securities on loan, respectively)	$2,676,943	$1,286,243	$1,968,059	$3,813,797	$568,652
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	286,138	298,699	54,336	325,461	182,225
Foreign Currencies at Value	3,852	1,234	3,926	1,826	864
Cash	770	4,418	185	2,974	520
Receivables:
Investment Securities Sold	1,391	902	967	667	147
Dividends, Interest and Tax Reclaims	2,727	1,028	5,793	2,525	1,864
Securities Lending Income	366	369	154	791	207
Prepaid Expenses and Other Assets	—	1	—	—	(2)
Total Assets	2,972,187	1,592,894	2,033,420	4,148,041	754,477
LIABILITIES:
Payables:
Upon Return of Securities Loaned	286,138	298,699	54,336	325,461	182,225
Investment Securities Purchased	1,975	3,005	—	—	—
Due to Advisor	226	106	171	323	48
Accrued Expenses and Other Liabilities	237	127	115	274	48
Total Liabilities	288,576	301,937	54,622	326,058	182,321
NET ASSETS	$2,683,611	$1,290,957	$1,978,798	$3,821,983	$572,156
Investments at Cost	$2,426,699	$1,476,859	$1,496,744	$3,193,637	$982,732
Foreign Currencies at Cost	$3,843	$1,228	$3,944	$1,838	$863

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2015

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series	Series	Series
ASSETS:
Investments at Value (including $257,168, $277,326,
$47,716, $291,731 and $179,848 of securities on
loan, respectively)	$2,615,760	$1,226,122	$2,072,857	$3,646,698	$621,407
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	276,794	282,350	60,989	309,657	186,763
Foreign Currencies at Value	74	1,272	4,555	7,024	276
Cash	1,047	2,067	184	4,436	1,019
Receivables:
Investment Securities Sold	2,158	211	2,554	10,288	—
Dividends, Interest and Tax Reclaims	14,430	1,517	5,617	2,413	635
Securities Lending Income	396	316	146	896	211
Unrealized Gain on Foreign Currency Contracts	—	3	—	22	2
Total Assets	2,910,659	1,513,858	2,146,902	3,981,434	810,313
LIABILITIES:
Payables:
Upon Return of Securities Loaned	276,794	282,350	60,989	309,657	186,763
Investment Securities Purchased	1,759	3,026	1,520	17,467	322
Due to Advisor	221	103	177	308	54
Futures Margin Variation	—	—	—	19	—
Unrealized Loss on Foreign Currency Contracts	2	—	—	1	—
Accrued Expenses and Other Liabilities	195	105	103	239	42
Total Liabilities	278,971	285,584	62,789	327,691	187,181
NET ASSETS	$2,631,688	$1,228,274	$2,084,113	$3,653,743	$623,132
Investments at Cost	$2,406,131	$1,445,445	$1,568,470	$3,069,504	$988,802
Foreign Currencies at Cost	$74	$1,275	$4,536	$7,038	$276
____________________

*      See Note I in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2015

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,631,
$1,080, $(16), $11,182 and $3,094, respectively)	$41,882	$52,670	$72,683	$76,800	$18,127
Income from Securities Lending	4,601	3,945	1,244	10,424	2,627
Total Investment Income	46,483	56,615	73,927	87,224	20,754
Expenses
Investment Advisory Services Fees	2,561	1,317	2,081	3,391	730
Accounting & Transfer Agent Fees	133	77	110	181	38
Custodian Fees	422	267	91	549	55
Shareholders’ Reports	6	4	6	10	2
Directors’/Trustees’ Fees & Expenses	12	7	10	15	4
Professional Fees	48	26	38	136	14
Other	41	28	36	65	11
Total Expenses	3,223	1,726	2,372	4,347	854
Fees Paid Indirectly (Note C)	(4)	(2)	—	(10)	(2)
Net Expenses	3,219	1,724	2,372	4,337	852
Net Investment Income (Loss)	43,264	54,891	71,555	82,887	19,902
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	69,828	(15,143)	82,685	115,635	(9,138)
Futures	—	—	—	(4,875)	—
Foreign Currency Transactions	(1,869)	(913)	144	(1,002)	149
In-Kind Redemptions	27,130	18,027	42,293	58,734	8,042
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,013	(224,570)	(104)	55,052	(228,267)
Futures	—	—	—	(19)	—
Translation of Foreign Currency
Denominated Amounts	382	(13)	86	(57)	11
Net Realized and Unrealized Gain (Loss)	180,484	(222,612)	125,104	223,468	(229,203)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$223,748	$(167,721)	$196,659	$306,355	$(209,301)

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small		The Asia Pacific Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,264	$40,128	$54,891	$55,094
Net Realized Gain (Loss) on:
Investment Securities Sold*	69,828	97,004	(15,143)	882
Foreign Currency Transactions	(1,869)	(567)	(913)	(18)
In-Kind Redemptions	27,130	—	18,027	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,013	(82,784)	(224,570)	(101,865)
Translation of Foreign Currency
Denominated Amounts	382	(535)	(13)	(11)
Net Increase (Decrease) in Net Assets Resulting
from Operations	223,748	53,246	(167,721)	(45,918)
Transactions in Interest:
Contributions	102,092	296,221	119,899	315,024
Withdrawals	(199,561)	(125,682)	(177,690)	(80,818)
Net Increase (Decrease) from Transactions
in Interest	(97,469)	170,539	(57,791)	234,206
Total Increase (Decrease) in Net Assets	126,279	223,785	(225,512)	188,288
Net Assets
Beginning of Year	2,505,409	2,281,624	1,453,786	1,265,498
End of Year	$2,631,688	$2,505,409	$1,228,274	$1,453,786
____________________

*       Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,555	$62,544
Net Realized Gain (Loss) on:
Investment Securities Sold*	82,685	111,297
Foreign Currency Transactions	144	(238)
In-Kind Redemptions	42,293	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(104)	(148,584)
Translation of Foreign Currency Denominated Amounts	86	(41)
Net Increase (Decrease) in Net Assets Resulting from Operations	196,659	24,978
Transactions in Interest:
Contributions	12,907	17,172
Withdrawals	(121,351)	(34,539)
Net Increase (Decrease) from Transactions in Interest	(108,444)	(17,367)
Total Increase (Decrease) in Net Assets	88,215	7,611
Net Assets
Beginning of Year	1,995,898	1,988,287
End of Year	$2,084,113	$1,995,898
____________________

*      Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,887	$81,827	$19,902	$20,745
Net Realized Gain (Loss) on:
Investment Securities Sold	115,635	116,406	(9,138)	(2,865)
Futures	(4,875)	(1,000)	—	—
Foreign Currency Transactions	(1,002)	(321)	149	86
In-Kind Redemptions	58,734	—	8,042	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	55,052	(269,561)	(228,267)	(64,673)
Futures	(19)	—	—	—
Translation of Foreign Currency
Denominated Amounts	(57)	(151)	11	5
Net Increase (Decrease) in Net Assets Resulting
from Operations	306,355	(72,800)	(209,301)	(46,702)
Transactions in Interest:
Contributions	454,912	106,051	20,480	159,436
Withdrawals	(259,801)	(98,740)	(37,476)	(4,509)
Net Increase (Decrease) from Transactions
in Interest	195,111	7,311	(16,996)	154,927
Total Increase (Decrease) in Net Assets	501,466	(65,489)	(226,297)	108,225
Net Assets
Beginning of Year	3,152,277	3,217,766	849,429	741,204
End of Year	$3,653,743	$3,152,277	$623,132	$849,429

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011
Total Return	9.04%	2.46%	30.62%	0.54%	10.07%	(11.83)%	(3.46)%	10.97%	7.48%	(5.15)%
Net Assets, End of Year (thousands)	$2,631,688	$2,505,409	$2,281,624	$1,686,731	$1,502,815	$1,228,274	$1,453,786	$1,265,498	$1,003,860	$906,734
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.14%	0.15%	0.14%	0.13%	0.13%	0.15%	0.16%	0.16%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.14%	0.15%	0.14%	0.13%	0.13%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.71%	1.87%	2.17%	2.07%	4.17%	3.96%	4.64%	4.26%	3.78%
Portfolio Turnover Rate	6%	9%	16%	7%	5%	7%	7%	9%	18%	17%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011
Total Return	9.95%	1.22%	37.42%	23.41%	0.20%	9.81%	(2.25)%	43.67%	2.29%	(10.75)%
Net Assets, End of Year (thousands)	$2,084,113	$1,995,898	$1,988,287	$1,464,838	$1,133,845	$3,653,743	$3,152,277	$3,217,766	$2,245,179	$2,001,763
Ratio of Expenses to Average
Net Assets	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.44%	2.98%	3.29%	3.37%	3.76%	2.44%	2.40%	2.67%	3.15%	2.72%
Portfolio Turnover Rate	10%	8%	17%	6%	7%	14%	13%	13%	9%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2015	2014	2013	2012	2011
Total Return	(25.00)%	(3.83)%	5.71%	(2.51)%	0.27%
Net Assets, End of Year (thousands)	$623,132	$849,429	$741,204	$689,086	$736,262
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.15%	0.14%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.42%	2.99%	2.29%	1.72%
Portfolio Turnover Rate	18%	5%	14%	22%	24%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports.

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $17,780 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

1. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series’ previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series’ investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$4
The Asia Pacific Small Company Series	2
The United Kingdom Small Company Series	—
The Continental Small Company Series	10
The Canadian Small Company Series	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$66
The Asia Pacific Small Company Series	35
The United Kingdom Small Company Series	45
The Continental Small Company Series	82
The Canadian Small Company Series	21

E. Purchases and Sales of Securities:

For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$198,581	$159,333
The Asia Pacific Small Company Series	102,735	88,864
The United Kingdom Small Company Series	276,034	206,995
The Continental Small Company Series	867,842	463,002
The Canadian Small Company Series	164,506	133,407

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,709,273	$491,340	$(286,920)	$204,420
The Asia Pacific Small Company Series	1,756,672	212,258	(316,853)	(104,595)
The United Kingdom Small Company Series	1,644,221	677,996	(141,289)	536,707
The Continental Small Company Series	3,384,646	1,044,611	(434,069)	610,542
The Canadian Small Company Series	1,178,046	63,334	(279,097)	(215,763)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At October 31, 2015, the following Series had outstanding futures contracts (dollar amounts in thousands):

		Expiration	Number of	Contract	Unrealized
	Description	Date	Contracts*	Value	Gain (Loss)
The Continental Small Company Series	S&P 500 Emini Index®	12/18/15	1,165	$120,793	$(19)

*During the year ended October 31, 2015, The Continental Small Company Series’ average notional contract amount of outstanding futures contracts was $10,068 (amount in thousands).

The following is a summary of the location of derivatives on the Series’ Statements of Assets and Liabilities as of October 31, 2015:

Location on the Statements of
Assets and Liabilities
Derivative Type	Liability Derivatives
Equity contracts	Payables: Futures Margin Variation

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2015	Contracts
The Continental Small Company Series	$(19)	$(19)*

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and value of derivative instrument holdings on the Series’ Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Location of Gain (Loss) on Derivatives
Derivative Type	Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
The Continental Small Company Series	$(4,875)	—	$(4,875)

	Change in Unrealized Appreciation (Depreciation) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
The Continental Small Company Series	$(19)	—	$(19)

* During the year ended October 31, 2015, the U.S. Large Cap Value Series’ average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

** As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.87%	$5,552	10	$1	$17,597
The Asia Pacific Small Company Series	0.86%	2,621	26	2	10,948
The United Kingdom Small Company Series	0.85%	4,186	11	1	23,419
The Continental Small Company Series	0.86%	247	7	—	630

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series’ available line of credit was utilized.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
The Canadian Small Company Series	$11,242	$211
The Continental Small Company Series	39,639	27,329
The Asia Pacific Small Company Series	10,200	48
The Japanese Small Company Series	4,576	365

J. Securities Lending:

As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

Market Value
The Japanese Small Company Series	$8,228
The Asia Pacific Small Company Series	17,196
The Canadian Small Company Series	3,527

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

In accordance with guidelines described in the Series’ registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes.

During the year ended October 31, 2015, the Series realized net gains (losses) on in-kind redemptions as follows:

The Japanese Small Company Series	$27,130
The Asia Pacific Small Company Series	18,027
The United Kingdom Small Company Series	42,293
The Continental Small Company Series	58,734
The Canadian Small Company Series	8,042

M. Other:

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, and The Canadian Small Company Series, (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board’s Nominating Committee is composed of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board’s Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	DFAIDG-Since 1986 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Trustee, Harbor Fund (registered investment company) (29 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520- 8200 1943	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Consultant to Morningstar Inc. (since 2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).

Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	122 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005)

Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance Emeritus, Graduate School of Business, Stanford University (since 1981). Chairman, Ruapay Inc. (since 2013). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	122 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (33 portfolios) (since 2009). Formerly, Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (2008-2011).

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director/ Trustee, President and Co-Chief Executive Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1946	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Co-Chief Executive Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC (collectively, the “DFA Entities”). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Advisors Ltd., Dimensional Funds plc and Dimensional Funds II plc. Formerly, President, Dimensional SmartNest (US) LLC (2009-2014). Formerly, Limited Partner, Oak Hill Partners (2001- 2010). Limited Partner, VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co- Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director and President (since 2012) of Dimensional Japan Ltd. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010).

Eduardo A. Repetto Director/Trustee, Co-Chief Executive Officer and Co- Chief Investment Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1967	DFAIDG-Since 2009 DIG-Since 2009 DFAITC-Since 2009 DEM-Since 2009	122 portfolios in 4 investment companies

Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director/Trustee, and formerly, Chief Investment Officer (March 2007-June 2014) of the DFA Entities. Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd. Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director and Chief Investment Officer (since December 2012) of Dimensional Japan Ltd.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the “Advisor”), Dimensional Fund Advisors Canada ULC.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013).
Peter Bergan 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Infrastructure Manager for Dimensional Fund Advisors LP (January 2011-January 2014); Partner at Stonehouse Consulting (2010).
Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (February 2008-January 2014).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Research Associate (January 2012-January 2014) and Research Associate (2006-2011) for Dimensional Fund Advisors LP.
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2008-January 2014).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services for Dimensional Fund Advisors LP (since 2008).
Douglas M. Byrkit 1970	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010-January 2012); Regional Director at Russell Investments (April 2006-December 2010).
Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2010-January 2014) and Senior Associate (July 2008-December 2009) for Dimensional Fund Advisors LP.
Dennis M. Chamberlain 1972	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2015) for Dimensional Fund Advisors LP; Principal for Chamberlain Financial Group (October 2010-December 2011); Wealth Management Consultant for Saybrus Partners (May 2008-October 2010).
Ryan J. Chaplinski 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (June 2011-January 2015) for Dimensional Fund Advisors LP; Sales Executive for Vanguard (2004-June 2011).
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph H. Chi 1966	Vice President	Since 2009	Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).
Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (April 2012-January 2014); Vice President and Counsel for AllianceBernstein L.P. (2006-2012).
Stephen A. Clark 1972	Vice President	Since 2004	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Global Institutional Services for Dimensional Fund Advisors LP (since January 2014). Formerly, Head of Institutional, North America (March 2012 to December 2013) and Head of Portfolio Management (January 2006 to March 2012) for Dimensional Fund Advisors LP.
Matt B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011-March 2013); Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2010-March 2014); Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009-2010); Vice President at Credit Suisse (2007-2009).
Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2003-March 2014).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002-January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane 1955	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Vice President, Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Formerly, Vice President and Global Chief Compliance Officer for Dimensional SmartNest (US) LLC (October 2010-2014).
John Dashtara 1980	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (July 2013-January 2015) for Dimensional Fund Advisors LP; Relationship Manager for Blackrock, Inc. (July 2011-July 2013);Vice President for Towers Watson (formerly, WellsCanning) (June 2009-July 2011).
James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Johnathon K. DeKinder 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2014) and Senior Associate (August 2010-December 2011) for Dimensional Fund Advisors LP; MBA and MPA at the University of Texas at Austin (August 2007-May 2010).
Mark J. Dennis 1976	Vice President	Since 2015	Vice President of all DFA Entities. Formerly, Regional Director (May 2011-January 2015) for Dimensional Fund Advisors LP; Vice President, Portfolio Specialist (January 2007-May 2011) for Morgan Stanley Investment Management.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Massimiliano DeSantis 1971	Vice President	Since 2015	Vice President of all DFA Entities. Formerly, Senior Associate, Research (November 2012-January 2015) for Dimensional Fund Advisors LP; Senior Consultant, NERA Economic Consulting, New York (May 2010-November 2012).
Peter F. Dillard 1972	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Research Associate (August 2008-March 2010) and Research Assistant (April 2006-August 2008) for Dimensional Fund Advisors LP.
Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Head of Marketing for Dimensional Fund Advisors LP (since February 2013). Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012-January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008-May 2012).
L. Todd Erskine 1959	Vice President	Since 2015	Vice President of all DFA Entities. Formerly, Regional Director (May 2008-January 2015) for Dimensional Fund Advisors LP.
Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer for Dimensional Fund Advisors Pte. Ltd. (since April 2013). Formerly, Chief Operating Officer for Dimensional Fund Advisors Ltd. (July 2008-March 2013).
Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall 1974	Vice President	Since 2008	Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) of Dimensional Fund Advisors LP. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (September 2004-January 2012).
Edward A. Foley 1976	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2011-January 2014); Senior Vice President of First Trust Advisors L.P. (2007-July 2011).
Deborah J.G. Foster 1959	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Associate (May 2011-January 2015) and Marketing Officer (April 2002-April 2011) for Dimensional Fund Advisors LP.
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities.
Kimberly A. Ginsburg 1970	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Vice President for Dimensional SmartNest (US) LLC (January 2012-November 2014); Senior Vice President for Morningstar (July 2004-July 2011).
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader (2009-2012).
Robert W. Hawkins 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President and Senior Counsel for State Street Global Advisors (November 2008-January 2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Gregory K. Hinkle 1958	Vice President and Controller	Since 2015	Vice President and Controller of all the DFA Entities. Formerly, Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008-July 2015).
Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Mark A. Hunter 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (November 2010- January 2015) for Dimensional Fund Advisors LP; Senior Compliance Manager for Janus Capital Group, Inc. (March 2004-November 2010).
Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Manager of Sales and Marketing Systems (January 2011-January 2014) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Stephen W. Jones 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008-January 2012).
Scott P. Kaup 1975	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Manager, Investment Operations (January 2014-January 2015) and Investment Operations Manager (May 2008-January 2014) for Dimensional Fund Advisors LP.
David M. Kavanaugh 1978	Vice President	Since 2014	Vice President of all the DFA Entities. Head of Operations for Financial Advisor Services for Dimensional Fund Advisors LP (since July 2014). Formerly, Counsel of Dimensional Fund Advisors LP (August 2011-January 2014); Associate at Andrews Kurth LLP (2006-2011).
Patrick M. Keating 1954	Vice President	Since 2003	Vice President of DFAIDG, DIG, DFAITC, DEM, Dimensional Holdings Inc., Dimensional Fund Advisors LP. Formerly, Vice President of DFA Securities LLC, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Advisors Ltd (until February 2015); Chief Operating Officer of Dimensional Holdings Inc., DFA Securities LLC, Dimensional Fund Advisors LP, Dimensional Cayman Commodity Fund I Ltd., Dimensional Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (until February 2015); Director of DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Advisors Ltd. (until February 2015); Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd. (until February 2015); and Director, Vice President and Chief Operating Officer of Dimensional Japan Ltd. (until May 2015).
Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (October 2004-January 2013).
Glenn E. Kemp 1948	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kimberly L. Kiser 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Creative Director for Dimensional Fund Advisors LP (September 2012-January 2014); Vice President and Global Creative Director at Morgan Stanley (2007-2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004-2012).
Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001-January 2012).
Mark D. Krasniewski 1981	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Associate, Investment Analytics and Data (January 2012-December 2012) and Systems Developer (June 2007-December 2011) for Dimensional Fund Advisors LP.
Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (May 2010-January 2014) for Dimensional Fund Advisors LP.
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Chief Executive Officer for Dimensional SmartNest (US) LLC (July 2012-November 2014).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President-Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader (January 2010-December 2012) and Trader (2000-2009) for Dimensional Fund Advisors LP.
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
Paul A. Lehman 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (July 2013-January 2015) for Dimensional Fund Advisors LP; Chief Investment Officer (April 2005-April 2013) for First Citizens Bancorporation.
John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2013).
Joy L. Lopez 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Tax Manager (February 2013-January 2015) for Dimensional Fund Advisors LP; Vice President and Tax Manager, North America (August 2006-April 2012) for Pacific Investment Management Company.
Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities.
Timothy P. Luyet 1972	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Manager, Marketing Operations (January 2014-January 2015), Manager, Client Systems (October 2011-January 2014) and RFP Manager (April 2010-October 2011) for Dimensional Fund Advisors LP.
Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at Columbia Management (2004-2010).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Formerly, Counsel for Dimensional Fund Advisors LP (September 2006-January 2010).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources for Dimensional Fund Advisors LP.
David R. Martin 1956	Vice President, Chief Financial Officer and Treasurer	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Pte. Ltd., Dimensional Hong Kong Limited, and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Funds II plc. Statutory Auditor of Dimensional Japan Ltd. Formerly, Chief Financial Officer, Treasurer and Vice President of Dimensional SmartNest (US) LLC (October 2010- November 2014).

Duane R. Mattson 1965	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (May 2012-January 2015) for Dimensional Fund Advisors LP; Chief Compliance Officer (April 2010-April 2012) for Al Frank Asset Management.

Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2009-January 2014).
Philip P. McInnis 1984	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director (January 2009-January 2014) and Senior Associate (2011) for Dimensional Fund Advisors LP; Investment Consultant (March 2010-December 2010) and Investment Analyst (December 2007-March 2010) at Towers Watson.

Travis A. Meldau 1981	Vice President	Since 2015

Vice President of all the DFA Entities. Portfolio Manager (since September 2011) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Wells Capital Management (October 2004- September 2011).

Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Systems (2011-January 2013) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary of Dimensional SmartNest (US) LLC (October 2010-November 2014).

John R. Nicholson 1977	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (June 2011-January 2015) for Dimensional Fund Advisors LP; Sales Executive for Vanguard (July 2008-May 2011).
Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2008—2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013

Vice President of all the DFA Entities. Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012). Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004-2011).

Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Formerly, Counsel for Dimensional Fund Advisors LP (2007-2010).
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Vice President since 2007 and Co-Chief Investment Officer since 2014	Vice President and Co-Chief Investment Officer of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Fund II plc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki 1978	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (January 2008-January 2010) and Compliance Officer (February 2006- December 2007) for Dimensional Fund Advisors LP.
Matthew A. Pawlak 1977	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2012-January 2013); Senior Consultant (June 2011-December 2011) and Senior Investment Analyst and Consultant (July 2008-June 2011) at Hewitt EnnisKnupp.

Jeffrey L. Pierce 1984	Vice President	Since 2015

Vice President of all the DFA Entities. Senior Manager, Advisor Benchmarking (since January 2015) for Dimensional Fund Advisors LP. Formerly, Manager, Advisor Benchmarking (April 2012-December 2014) for Dimensional Fund Advisors LP; Senior Manager, Research and Consulting (October 2010-April 2012) for Crain Communications Inc.; Senior Manager, Revenue Planning and Strategy (April 2007-October 2010) for T-Mobile.

Olivian T. Pitis 1974	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (May 2011-January 2015) for Dimensional Fund Advisors LP; Investment Counselor/Regional Director for Halbert Hargrove (2008-May 2011).

Brian P. Pitre 1976	Vice President	Since 2015

Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since February 2015). Formerly, Chief Financial Officer and General Counsel for Relentless (March 2014- January 2015); Vice President of all the DFA Entities (January 2013-March 2014); Counsel for Dimensional Fund Advisors LP (January 2009- March 2014).

David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2006-January 2015).

David J. Rapozo 1967	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at BlackRock (2009-2010).
Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Planning and Analysis Manager for Dimensional Fund Advisors LP (July 2007-January 2014).
Cory T. Riedberger 1979	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (March 2011-January 2015) for Dimensional Fund Advisors LP; Regional Vice President (2003-March 2011) for Invesco PowerShares.
Savina B. Rizova 1981	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011-January 2012) for Dimensional Fund Advisors LP.
Michael F. Rocque 1968	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Fund Accounting Manager (July 2013- January 2015) for Dimensional Fund Advisors LP; Senior Financial Consultant and Chief Accounting Officer (July 2002-July 2013) for MFS Investment Management.

L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Austin S. Rosenthal 1978	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Vice President for Dimensional SmartNest (US) LLC (September 2010-November 2014).
Oliver J. Rowe 1960	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Senior Manager, Human Resources for Dimensional Fund Advisors LP (January 2012- January 2014); Director of Human Resources at Spansion, Inc. (March 2009-December 2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph S. Ruzicka 1987	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Manager Investment Analytics and Data (January 2014-January 2015), Senior Associate, Investment Analytics and Data (January 2013- January 2014), Associate, Investment Analytics and Data (January 2012-January 2013), and Investment Data Analyst (April 2010-January 2012) for Dimensional Fund Advisors LP.

Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Client Systems Manager for Dimensional Fund Advisors LP (July 2008-January 2010); Senior Manager at Vanguard (November 1997-July 2008).
Joel P. Schneider 1980	Vice President	Since 2015

Vice President of all the DFA Entities. Portfolio Manager (since 2013) for Dimensional Fund Advisors LP. Formerly, Investment Associate (April 2011-January 2013) for Dimensional Fund Advisors LP; Associate Consultant for ZS Associates (April 2008-November 2010).

Ashish Shrestha 1978	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (September 2009-January 2015) and Senior Associate (September 2008- September 2009) for Dimensional Fund Advisors LP.
Bruce A. Simmons 1965	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Investment Operations Manager for Dimensional Fund Advisors LP (May 2007-January 2009).
Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Bhanu P. Singh 1981	Vice President	Since 2014

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager (January 2012-January 2015) and Investment Associate for Dimensional Fund Advisors LP (August 2010-December 2011).

Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since January 2010).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2010-January 2013).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Analytics and Data (2012- January 2013) and Research Assistant (2002- 2011) for Dimensional Fund Advisors LP.
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director (2010-January 2013) and Senior Associate (2007-2009) for Dimensional Fund Advisors LP.
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008—January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities.
Dave C. Twardowski 1982	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011-January 2015) for Dimensional Fund Advisors LP; Research Assistant at Dartmouth College (2009-2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2008-January 2014).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Jessica Walton 1974	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2015) for Dimensional Fund Advisors LP; Director of Marketing and Investor Relations for Treaty Oak Capital Management (July 2011-October 2011); Vice President for Rockspring Capital (October 2010-July 2011); Program Director for RêvEurope Payments (November 2008-October 2010).

Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Stacey E. Winning 1981	Vice President	Since 2015

Vice President of all the DFA Entities. Head of Global Recruiting and Development (since June 2014) for Dimensional Fund Advisors LP. Formerly, Senior Manager, Recruiting (December 2012-June 2014) for Dimensional Fund Advisors LP; Co-Head of Global Recruiting (May 2009- November 2012) for Two Sigma Investments.

Paul E. Wise 1955	Vice President	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2005-2010).

1      Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND
SA WORLDWIDE MODERATE GROWTH FUND

LWI FINANCIAL INC.
10 ALMADEN BLVD., 15TH FLOOR | SAN JOSE, CA 95113
800.366.7266 | SA-FUNDS.NET

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC, THIS REPORT IS PREPARED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT
AN OFFER OF SHARES OF THE SA FUNDS. SHARES ARE SOLD
ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS,
WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 3.1%
BE Aerospace, Inc.	4,563	$193,334
Boeing Co. (The)	31,168	4,506,581
BWX Technologies, Inc.	5,045	160,280
Cubic Corp.	500	23,625
Curtiss-Wright Corp.	2,053	140,631
DigitalGlobe, Inc.*	1,509	23,631
Engility Holdings, Inc.	495	16,078
Esterline Technologies Corp.*	600	48,600
General Dynamics Corp.	10,584	1,453,818
HEICO Corp.	677	36,802
HEICO Corp., Class A	1,226	60,319
Hexcel Corp.	3,100	143,995
Honeywell International, Inc.	29,098	3,013,680
Huntington Ingalls Industries, Inc.	1,972	250,148
KLX, Inc.*	1,200	36,948
L-3 Communications Holdings, Inc.	1,226	146,519
Lockheed Martin Corp.	12,639	2,744,559
Moog, Inc., Class A*	1,100	66,660
Northrop Grumman Corp.	7,467	1,409,844
Orbital ATK, Inc.	1,499	133,921
Precision Castparts Corp.	3,224	748,000
Raytheon Co.	9,666	1,203,707
Rockwell Collins, Inc.	5,848	539,770
Spirit Aerosystems Holdings, Inc., Class A*	3,517	176,096
Teledyne Technologies, Inc.(a)*	800	70,960
Textron, Inc.	8,122	341,205
TransDigm Group, Inc.*	1,820	415,779
Triumph Group, Inc.	1,120	44,520
United Technologies Corp.	29,180	2,803,323
Vectrus, Inc.*	366	7,646
		20,960,979
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	6,400	396,928
Expeditors International of Washington, Inc.	7,407	334,056
FedEx Corp.	8,538	1,272,077
Forward Air Corp.	536	23,053
HUB Group, Inc., Class A*	982	32,357
United Parcel Service, Inc., Class B	33,744	3,247,185
UTi Worldwide, Inc.*	2,400	16,872
XPO Logistics, Inc.(a)*	1,686	45,943
		5,368,471
Airlines — 1.0%
Alaska Air Group, Inc.	5,828	469,212
Allegiant Travel Co.	800	134,264
American Airlines Group, Inc.	31,460	1,332,331
Copa Holdings SA, Class A(a)	1,041	50,239
Delta Air Lines, Inc.	38,017	1,927,082
Hawaiian Holdings, Inc.*	866	30,596
JetBlue Airways Corp.*	9,449	214,020
Southwest Airlines Co.	27,522	1,185,097
Spirit Airlines, Inc.*	2,600	103,610
United Continental Holdings, Inc.*	16,772	961,035
		6,407,486
Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.*	4,031	76,347
Autoliv, Inc.	2,700	336,879
BorgWarner, Inc.	7,568	327,165
Cooper Tire & Rubber Co.	2,400	90,840
Dana Holding Corp.	6,712	92,626
Delphi Automotive PLC	13,800	1,183,074
Dorman Products, Inc.(a)*	1,109	52,644
Federal-Mogul Holdings Corp.*	1,249	8,556
Gentex Corp.	7,900	126,479
Gentherm, Inc.*	1,000	47,400
Goodyear Tire & Rubber Co. (The)	12,112	395,699
Horizon Global Corp.*	587	6,087
Johnson Controls, Inc.	21,276	840,189
Lear Corp.	2,724	334,589
Tenneco, Inc.*	2,500	114,775
Visteon Corp.*	1,205	137,972
		4,171,321
Automobiles — 0.6%
Ford Motor Co.	139,693	1,968,274
General Motors Co.	40,217	1,367,780
Harley-Davidson, Inc.(a)	8,822	400,431
Tesla Motors, Inc.(a)*	751	180,248
Thor Industries, Inc.	1,600	89,840
		4,006,573
Beverages — 2.7%
Boston Beer Co., Inc. (The), Class A*	422	85,206
Brown-Forman Corp., Class B	5,720	567,882
Brown-Forman Corp., Class A(a)	951	104,715
Coca-Cola Bottling Co., Consolidated	200	36,502
Coca-Cola Co. (The)	172,150	7,395,564
Coca-Cola Enterprises, Inc.	10,637	523,766
Constellation Brands, Inc., Class A	5,552	790,827
Dr Pepper Snapple Group, Inc.	8,222	766,290
Molson Coors Brewing Co., Class B	1,984	186,337
Monster Beverage Corp.*	2,202	328,010
PepsiCo, Inc.	71,569	7,151,174
		17,936,273
Biotechnology — 4.1%
AbbVie, Inc.	78,389	4,643,764
Acadia Pharmaceuticals, Inc.(a)*	1,311	46,737
Alexion Pharmaceuticals, Inc.*	2,971	566,718
Alkermes PLC*	1,979	157,093
Alnylam Pharmaceuticals, Inc.(a)*	810	76,253
Amgen, Inc.	24,566	3,987,799
Anacor Pharmaceuticals, Inc.*	538	60,778
Baxalta, Inc.	21,484	838,521
Biogen, Inc.*	9,350	2,864,372
BioMarin Pharmaceutical, Inc.*	1,350	141,426
Celgene Corp.*	31,506	3,773,159
Dyax Corp.*	1,858	69,898
Gilead Sciences, Inc.	72,302	7,316,239
Incyte Corp.*	1,667	180,786
Insys Therapeutics, Inc.(a)*	201	5,755
Intercept Pharmaceuticals, Inc.(a)*	257	38,383
Intrexon Corp.(a)*	800	24,120
Ionis Pharmaceuticals, Inc.(a)*	822	50,906
Ligand Pharmaceuticals, Inc.*	774	83,917
Medivation, Inc.*	7,582	366,514
Myriad Genetics, Inc.*	2,380	102,721
Neurocrine Biosciences, Inc.*	1,008	57,023
Opko Health, Inc.(a)*	3,300	33,165
Regeneron Pharmaceuticals, Inc.*	3,000	1,628,610
Seattle Genetics, Inc.(a)*	1,502	67,410
Ultragenyx Pharmaceutical, Inc.*	305	34,215
United Therapeutics Corp.(a)*	1,427	223,482
Vertex Pharmaceuticals, Inc.*	2,900	364,907
		27,804,671
Building Products — 0.3%
A.O. Smith Corp.	2,350	180,034
Allegion PLC	4,647	306,330
Apogee Enterprises, Inc.	400	17,404
Armstrong World Industries, Inc.*	1,422	65,028

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Builders FirstSource, Inc.(a)*	1,300	$14,404
Fortune Brands Home & Security, Inc.	3,330	184,815
Lennox International, Inc.	1,992	248,801
Masco Corp.	15,358	434,631
Owens Corning	2,500	117,575
Simpson Manufacturing Co., Inc.	1,080	36,882
Trex Co., Inc.*	800	30,432
USG Corp.(a)*	2,828	68,692
		1,705,028
Capital Markets — 1.4%
Affiliated Managers Group, Inc.*	1,930	308,337
Ameriprise Financial, Inc.	6,214	661,294
Artisan Partners Asset Management, Inc., Class A	1,440	51,926
Associated Capital Group, Inc., Class A*	200	6,100
Bank of New York Mellon Corp. (The)	24,396	1,005,603
BGC Partners, Inc., Class A	2,800	27,468
BlackRock, Inc.	1,652	562,539
Charles Schwab Corp. (The)	27,134	893,523
E*Trade Financial Corp.*	2,700	80,028
Eaton Vance Corp.	5,845	189,553
Evercore Partners, Inc., Class A	1,380	74,617
Federated Investors, Inc., Class B	3,100	88,815
Financial Engines, Inc.(a)	700	23,569
Franklin Resources, Inc.	12,000	441,840
GAMCO Investors, Inc., Class A	200	6,208
Goldman Sachs Group, Inc. (The)	5,607	1,010,550
HFF, Inc., Class A	799	24,825
Interactive Brokers Group, Inc., Class A	1,400	61,040
Invesco Ltd.	10,025	335,637
Janus Capital Group, Inc.(a)	4,300	60,587
Legg Mason, Inc.	1,900	74,537
LPL Financial Holdings, Inc.(a)	2,967	126,543
Morgan Stanley	19,096	607,444
Northern Trust Corp.	4,994	360,017
NorthStar Asset Management Group, Inc.	4,587	55,686
Raymond James Financial, Inc.	2,600	150,722
SEI Investments Co.	4,110	215,364
State Street Corp.	5,201	345,138
Stifel Financial Corp.*	1,686	71,419
T. Rowe Price Group, Inc.	10,102	722,192
TD Ameritrade Holding Corp.	7,939	275,563
Virtus Investment Partners, Inc.(a)	300	35,238
Waddell & Reed Financial, Inc., Class A	3,561	102,058
WisdomTree Investments, Inc.(a)	5,031	78,886
		9,134,866
Chemicals — 2.6%
Air Products & Chemicals, Inc.	6,347	825,808
Airgas, Inc.	2,287	316,338
Albemarle Corp.(a)	1,576	88,272
Ashland, Inc.	1,318	135,359
Axiall Corp.	1,512	23,285
Balchem Corp.	1,093	66,454
Cabot Corp.	1,800	73,584
Celanese Corp., Series A	4,872	328,032
CF Industries Holdings, Inc.	10,154	414,385
Chemours Co. (The)	7,052	37,799
Chemtura Corp.*	2,756	75,156
Dow Chemical Co. (The)	35,427	1,823,782
Eastman Chemical Co.	6,348	428,554
Ecolab, Inc.	9,393	1,074,371
EI Du Pont de Nemours & Co.	28,819	1,919,345
Flotek Industries, Inc.(a)*	1,026	11,737
FMC Corp.(a)	2,319	90,743
H.B. Fuller Co.	1,077	39,278
Huntsman Corp.	6,809	77,418
International Flavors & Fragrances, Inc.	3,158	377,823
LyondellBasell Industries NV, Class A	19,142	1,663,440
Minerals Technologies, Inc.	1,316	60,352
Monsanto Co.	19,039	1,875,722
Mosaic Co. (The)	6,087	167,940
NewMarket Corp.(a)	462	175,897
Olin Corp.	26,258	453,213
Platform Specialty Products Corp.*	1,155	14,819
PolyOne Corp.	2,800	88,928
PPG Industries, Inc.	10,610	1,048,480
Praxair, Inc.	14,061	1,439,846
RPM International, Inc.	4,928	217,128
Scotts Miracle-Gro Co. (The), Class A	2,064	133,149
Sensient Technologies Corp.	1,000	62,820
Sherwin Williams Co. (The)	3,887	1,009,065
Tronox Ltd., Class A(a)	771	3,015
Valspar Corp.	3,512	291,320
W.R. Grace & Co.*	3,212	319,883
Westlake Chemical Corp.	1,930	104,838
		17,357,378
Commercial Banks — 3.7%
Associated Banc-Corp.	4,819	90,356
Bancorpsouth, Inc.	2,260	54,217
Bank of America Corp.	145,669	2,451,609
Bank of Hawaii Corp.(a)	1,300	81,770
Bank of the Ozarks, Inc.	2,978	147,292
BankUnited, Inc.	2,100	75,726
BB&T Corp.	8,760	331,216
BOK Financial Corp.(a)	696	41,614
Cathay General Bancorp	2,343	73,406
CIT Group, Inc.	2,083	82,695
Citigroup, Inc.	47,658	2,466,302
Columbia Banking System, Inc.	1,612	52,406
Comerica, Inc.	1,900	79,477
Commerce Bancshares, Inc.	2,118	90,100
Community Bank System, Inc.	1,047	41,817
Cullen/Frost Bankers, Inc.(a)	1,300	78,000
CVB Financial Corp.	2,712	45,887
East West Bancorp, Inc.	3,500	145,460
Fifth Third Bancorp	9,260	186,126
First Citizens Bancshares, Inc., Class A	46	11,876
First Horizon National Corp.	5,445	79,062
First Niagara Financial Group, Inc.	9,560	103,726
First Republic Bank	2,906	191,970
FirstMerit Corp.	3,655	68,166
FNB Corp.	4,446	59,310
Fulton Financial Corp.	4,067	52,912
Glacier Bancorp, Inc.	1,534	40,697
Hancock Holding Co.	2,100	52,857
Hilltop Holdings, Inc.*	1,633	31,386
Home Bancshares, Inc.	923	37,400
Huntington Bancshares, Inc.	17,092	189,038
Iberiabank Corp.	891	49,067
International Bancshares Corp.	1,350	34,695
Investors Bancorp, Inc.	5,282	65,708
JPMorgan Chase & Co.	88,268	5,828,336
KeyCorp	7,704	101,616
M&T Bank Corp.	1,564	189,526
MB Financial, Inc.	1,600	51,792
National Penn Bancshares, Inc.	3,400	41,922
Old National Bancorp	2,800	37,968
PacWest Bancorp	1,900	81,890

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
People's United Financial, Inc.	6,618	$106,881
Pinnacle Financial Partners, Inc.	241	12,378
PNC Financial Services Group, Inc. (The)	7,001	667,265
Popular, Inc.	2,182	61,838
Private Bancorp, Inc.	2,000	82,040
Prosperity Bancshares, Inc.	1,226	58,676
Regions Financial Corp.	12,708	121,997
Signature Bank*	1,100	168,707
South State Corp.	99	7,123
Sterling Bancorp	1,055	17,112
SunTrust Banks, Inc.	4,704	201,519
SVB Financial Group*	1,100	130,790
Synovus Financial Corp.	3,279	106,174
TCF Financial Corp.	4,700	66,364
Texas Capital Bancshares, Inc.*	827	40,870
Trustmark Corp.(a)	1,900	43,776
UMB Financial Corp.	900	41,895
Umpqua Holdings Corp.	3,100	49,290
United Bankshares, Inc.(a)	1,262	46,681
US Bancorp	40,496	1,727,964
Valley National Bancorp(a)	5,707	56,214
Webster Financial Corp.	2,510	93,347
Wells Fargo & Co.	120,573	6,554,348
Westamerica Bancorp(a)	500	23,375
Western Alliance Bancorp*	2,242	80,398
Wintrust Financial Corp.	1,100	53,372
Zions Bancorp	2,466	67,322
		24,704,112
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	34,164
ADT Corp. (The)(a)	8,345	275,218
Brady Corp., Class A	1,200	27,576
Brink's Co. (The)	1,230	35,498
Cintas Corp.	3,947	359,374
Civeo Corp.	3,200	4,544
Clean Harbors, Inc.(a)*	1,735	72,263
Copart, Inc.*	4,171	158,540
Covanta Holding Corp.(a)	3,570	55,299
Deluxe Corp.(a)	2,000	109,080
Essendant, Inc.	900	29,259
Healthcare Services Group, Inc.(a)	2,053	71,588
Herman Miller, Inc.	2,059	59,093
HNI Corp.	1,066	38,440
Interface, Inc.	1,200	22,968
KAR Auction Services, Inc.	3,950	146,269
Mobile Mini, Inc.(a)	1,083	33,714
MSA Safety, Inc.	1,100	47,817
Pitney Bowes, Inc.(a)	9,123	188,390
R.R. Donnelley & Sons Co.(a)	8,595	126,518
Republic Services, Inc.	7,222	317,696
Rollins, Inc.	4,221	109,324
Steelcase, Inc., Class A	3,679	54,817
Stericycle, Inc.*	1,894	228,417
Tetra Tech, Inc.	1,092	28,414
Tyco International PLC	9,051	288,636
UniFirst Corp.	477	49,703
Waste Connections, Inc.	3,537	199,204
Waste Management, Inc.	18,787	1,002,662
West Corp.	700	15,099
		4,189,584
Communications Equipment — 1.0%
ADTRAN, Inc.	1,300	22,386
Arista Networks, Inc.(a)*	864	67,254
ARRIS Group, Inc.*	4,250	129,922
Brocade Communications Systems, Inc.	11,672	107,149
Ciena Corp.(a)*	6,311	130,575
Cisco Systems, Inc.	113,113	3,071,584
CommScope Holding Co., Inc.*	4,927	127,560
EchoStar Corp., Class A*	1,040	40,674
F5 Networks, Inc.*	2,800	271,488
Finisar Corp.*	2,900	42,166
Harris Corp.	4,240	368,456
InterDigital, Inc.(a)	1,772	86,899
Juniper Networks, Inc.	4,904	135,350
Lumentum Holdings, Inc.*	1,020	22,460
Motorola Solutions, Inc.	2,888	197,684
NetScout Systems, Inc.*	2,150	66,005
Palo Alto Networks, Inc.*	755	132,986
Plantronics, Inc.	1,300	61,646
Polycom, Inc.*	2,400	30,216
QUALCOMM, Inc.	34,750	1,736,979
Ubiquiti Networks, Inc.*	932	29,535
Viasat, Inc.(a)*	931	56,800
Viavi Solutions, Inc.*	5,100	31,059
		6,966,833
Computers & Peripherals — 4.6%
3D Systems Corp.(a)*	1,421	12,348
Apple, Inc.	240,102	25,273,137
Diebold, Inc.(a)	1,908	57,412
Electronics for Imaging, Inc.*	1,399	65,389
EMC Corp.	54,932	1,410,654
Hewlett Packard Enterprise Co.	74,283	1,129,102
HP, Inc.	64,031	758,127
Lexmark International, Inc., Class A	2,372	76,971
NCR Corp.*	3,427	83,824
NetApp, Inc.	9,674	256,651
SanDisk Corp.	6,700	509,133
Seagate Technology PLC(a)	15,309	561,228
Stratasys Ltd.(a)*	981	23,034
Western Digital Corp.	7,591	455,840
		30,672,850
Construction & Engineering — 0.1%
AECOM(a)*	1,905	57,207
Chicago Bridge & Iron Co. NV	2,347	91,510
Dycom Industries, Inc.*	1,788	125,088
EMCOR Group, Inc.	1,700	81,668
Fluor Corp.	5,766	272,270
Granite Construction, Inc.	245	10,513
Jacobs Engineering Group, Inc.*	1,903	79,831
KBR, Inc.	2,987	50,540
MasTec, Inc.*	2,200	38,236
Primoris Services Corp.(a)	1,000	22,030
Quanta Services, Inc.*	3,524	71,361
		900,254
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	88,893
Martin Marietta Materials, Inc.	664	90,689
Vulcan Materials Co.	1,884	178,923
		358,505
Consumer Finance — 0.9%
Ally Financial, Inc.*	11,880	221,443
American Express Co.	36,564	2,543,026
Capital One Financial Corp.	11,668	842,196
Credit Acceptance Corp.(a)*	284	60,782
Discover Financial Services	17,294	927,304
First Cash Financial Services, Inc.*	800	29,944
Navient Corp.	13,453	154,037

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Nelnet, Inc., Class A	156	$5,237
OneMain Holdings, Inc.*	2,093	86,943
PRA Group, Inc.(a)*	1,500	52,035
Santander Consumer USA Holdings, Inc.*	3,992	63,273
SLM Corp.*	15,724	102,521
Synchrony Financial*	38,509	1,171,059
		6,259,800
Containers & Packaging — 0.5%
Aptargroup, Inc.	2,799	203,347
Avery Dennison Corp.	4,556	285,479
Ball Corp.	6,474	470,854
Bemis Co., Inc.	3,733	166,828
Berry Plastics Group, Inc.*	4,152	150,219
Crown Holdings, Inc.*	6,068	307,648
Graphic Packaging Holding Co.	13,226	169,689
Greif, Inc., Class A(a)	1,000	30,810
International Paper Co.	14,819	558,676
Owens-Illinois, Inc.*	6,988	121,731
Packaging Corp. of America	4,365	275,213
Sealed Air Corp.	9,671	431,327
Silgan Holdings, Inc.	1,968	105,721
Sonoco Products Co.	3,106	126,942
WestRock Co.	3,180	145,072
		3,549,556
Distributors — 0.1%
Core-Mark Holding Co., Inc.(a)	362	29,662
Genuine Parts Co.	5,605	481,414
LKQ Corp.*	9,191	272,329
Pool Corp.	1,885	152,270
		935,675
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	34,231
Bright Horizons Family Solutions, Inc.*	1,252	83,634
DeVry Education Group, Inc.(a)	1,600	40,496
Graham Holdings Co., Class B	100	48,497
Grand Canyon Education, Inc.*	2,002	80,320
H&R Block, Inc.	10,571	352,120
Houghton Mifflin Harcourt Co.*	2,049	44,627
Service Corp. International	9,025	234,831
ServiceMaster Global Holdings, Inc.*	997	39,122
Sotheby's, Class A(a)	1,900	48,944
		1,006,822
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	61,998	8,186,216
CBOE Holdings, Inc.	3,888	252,331
CME Group, Inc.	3,650	330,690
Factset Research Systems, Inc.	1,947	316,524
FNFV Group*	2,320	26,054
Intercontinental Exchange, Inc.	1,725	442,048
Leucadia National Corp.	4,626	80,446
MarketAxess Holdings, Inc.	1,300	145,067
McGraw-Hill Financial, Inc.	12,709	1,252,853
Moody's Corp.	5,690	570,935
Morningstar, Inc.	700	56,287
MSCI, Inc., Class A	3,286	237,019
Nasdaq, Inc.	1,536	89,349
Voya Financial, Inc.	1,793	66,180
		12,051,999
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	196,897	6,775,226
CenturyLink, Inc.	13,499	339,635
Cogent Communications Holdings, Inc.	1,148	39,824
Frontier Communications Corp.(a)	29,000	135,430
Level 3 Communications, Inc.*	6,445	350,350
Verizon Communications, Inc.	203,302	9,396,618
Windstream Holdings, Inc.(a)	4,665	30,043
		17,067,126
Electric Utilities — 1.5%
Allete, Inc.	1,400	71,162
American Electric Power Co., Inc.	15,236	887,802
Avangrid, Inc.*	1,433	55,027
Cleco Corp.	1,800	93,978
Duke Energy Corp.	19,841	1,416,449
Edison International	10,408	616,258
El Paso Electric Co.	1,200	46,200
Entergy Corp.	3,523	240,832
Eversource Energy	9,311	475,513
Exelon Corp.	25,031	695,111
FirstEnergy Corp.	10,563	335,164
Great Plains Energy, Inc.	4,084	111,534
Hawaiian Electric Industries, Inc.	3,245	93,943
IDACORP, Inc.	1,576	107,168
ITC Holdings Corp.	5,154	202,294
NextEra Energy, Inc.	14,277	1,483,237
OGE Energy Corp.	5,840	153,534
Pepco Holdings, Inc.	7,200	187,272
Pinnacle West Capital Corp.	3,190	205,691
PNM Resources, Inc.	2,600	79,482
Portland General Electric Co.	2,100	76,377
PPL Corp.	20,485	699,153
Southern Co. (The)	27,333	1,278,911
Westar Energy, Inc.	4,860	206,113
Xcel Energy, Inc.	13,894	498,933
		10,317,138
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,579	369,170
AMETEK, Inc.	7,303	391,368
Babcock & Wilcox Enterprises, Inc.*	1,486	31,013
Eaton Corp. PLC	6,371	331,547
Emerson Electric Co.	31,803	1,521,137
EnerSys	1,200	67,116
Franklin Electric Co., Inc.	1,200	32,436
Generac Holdings, Inc.(a)*	3,000	89,310
Hubbell, Inc.	1,694	171,162
Regal Beloit Corp.	967	56,589
Rockwell Automation, Inc.	5,603	574,924
Sensata Technologies Holding NV*	5,879	270,786
SolarCity Corp.(a)*	600	30,612
		3,937,170
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	12,606	658,411
Anixter International, Inc.*	800	48,312
Arrow Electronics, Inc.*	2,485	134,637
Avnet, Inc.	3,000	128,520
Belden, Inc.	1,290	61,507
CDW Corp.	6,754	283,938
Cognex Corp.	1,853	62,576
Coherent, Inc.*	580	37,764
Corning, Inc.	16,902	308,969
Daktronics, Inc.	100	872
Dolby Laboratories, Inc., Class A(a)	1,100	37,015
FEI Co.	1,098	87,609
Flextronics International Ltd.*	8,428	94,478
FLIR Systems, Inc.	2,777	77,950
Ingram Micro, Inc., Class A	4,200	127,596
IPG Photonics Corp.(a)*	763	68,029

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Itron, Inc.*	545	$19,718
Jabil Circuit, Inc.	5,400	125,766
Keysight Technologies, Inc.*	7,363	208,594
Knowles Corp.(a)*	1,850	24,661
Littelfuse, Inc.	380	40,664
Methode Electronics, Inc.	400	12,732
National Instruments Corp.	1,558	44,699
OSI Systems, Inc.*	572	50,714
Plexus Corp.*	900	31,428
Sanmina Corp.*	900	18,522
SYNNEX Corp.	735	66,099
TE Connectivity Ltd.	8,298	536,134
Tech Data Corp.*	1,300	86,294
Trimble Navigation Ltd.*	5,941	127,434
Vishay Intertechnology, Inc.(a)	4,130	49,766
Zebra Technologies Corp., Class A*	674	46,944
		3,708,352
Energy Equipment & Services — 0.8%
Archrock, Inc.	1,688	12,694
Atwood Oceanics, Inc.(a)	1,100	11,253
Baker Hughes, Inc.	10,910	503,497
Bristow Group, Inc.	1,083	28,050
Cameron International Corp.*	6,292	397,654
CARBO Ceramics, Inc.(a)	300	5,160
Core Laboratories NV(a)	1,566	170,287
Diamond Offshore Drilling, Inc.	1,386	29,245
Dril-Quip, Inc.*	900	53,307
Era Group, Inc.*	400	4,460
Exterran Corp.*	844	13,546
FMC Technologies, Inc.*	8,904	258,305
Forum Energy Technologies, Inc.*	1,368	17,045
Gulfmark Offshore, Inc., Class A(a)	600	2,802
Halliburton Co.	20,053	682,604
Helix Energy Solutions Group, Inc.*	2,643	13,902
Helmerich & Payne, Inc.(a)	3,200	171,360
Hornbeck Offshore Services, Inc.(a)*	900	8,946
McDermott International, Inc.*	6,400	21,440
Nabors Industries Ltd.	8,800	74,888
National Oilwell Varco, Inc.(a)	3,190	106,833
Noble Corp. PLC(a)	5,783	61,011
Oceaneering International, Inc.	3,600	135,072
Oil States International, Inc.*	1,400	38,150
Pacific Drilling SA*	27	23
Patterson-UTI Energy, Inc.	4,300	64,844
Rowan Cos. PLC, Class A	2,805	47,545
RPC, Inc.(a)	2,914	34,822
Schlumberger Ltd.	30,367	2,118,098
SEACOR Holdings, Inc.(a)*	500	26,280
Seventy Seven Energy, Inc.(a)*	1,342	1,409
Superior Energy Services, Inc.	2,568	34,591
Tidewater, Inc.(a)	1,400	9,744
Transocean Ltd.(a)	7,035	87,093
Unit Corp.(a)*	1,300	15,860
US Silica Holdings, Inc.	1,912	35,812
Weatherford International PLC*	13,472	113,030
		5,410,662
Food & Staples Retailing — 2.3%
Andersons, Inc. (The)(a)	486	15,372
Casey's General Stores, Inc.	1,701	204,885
Costco Wholesale Corp.	17,536	2,832,064
CVS Health Corp.	35,418	3,462,818
Fresh Market, Inc. (The)*	1,100	25,762
Kroger Co. (The)	43,800	1,832,154
PriceSmart, Inc.(a)	600	49,794
Rite Aid Corp.*	44,924	352,204
Sprouts Farmers Market, Inc.(a)*	3,616	96,149
SUPERVALU, Inc.*	5,600	37,968
Sysco Corp.	19,568	802,288
United Natural Foods, Inc.(a)*	1,400	55,104
Wal-Mart Stores, Inc.	64,795	3,971,934
Walgreens Boots Alliance, Inc.	19,856	1,690,838
Weis Markets, Inc.	600	26,580
Whole Foods Market, Inc.(a)	11,307	378,785
		15,834,699
Food Products — 1.5%
Archer-Daniels-Midland Co.	12,421	455,602
B&G Foods, Inc.	2,070	72,491
Bunge Ltd.	2,811	191,935
Cal-Maine Foods, Inc.(a)	1,089	50,464
Campbell Soup Co.(a)	8,657	454,925
ConAgra Foods, Inc.	4,627	195,074
Darling Ingredients, Inc.*	3,337	35,105
Dean Foods Co.(a)	2,592	44,453
Flowers Foods, Inc.	5,407	116,197
Fresh Del Monte Produce, Inc.	1,100	42,768
General Mills, Inc.	25,922	1,494,663
Hain Celestial Group, Inc. (The)(a)*	2,595	104,812
Hershey Co. (The)	7,200	642,744
Hormel Foods Corp.	4,595	363,373
Ingredion, Inc.	2,264	216,982
J&J Snack Foods Corp.	457	53,318
J.M. Smucker Co. (The)	1,960	241,746
Kellogg Co.	10,539	761,654
Keurig Green Mountain, Inc.	3,900	350,922
Kraft Heinz Co. (The)	8,434	613,658
Lancaster Colony Corp.	722	83,362
McCormick & Co., Inc.(a)	4,223	361,320
Mead Johnson Nutrition Co.(a)	9,381	740,630
Mondelez International, Inc., Class A	33,865	1,518,507
Pilgrim's Pride Corp.(a)	1,700	37,553
Pinnacle Foods, Inc.	2,813	119,440
Post Holdings, Inc.*	943	58,183
Sanderson Farms, Inc.(a)	839	65,039
Snyders-Lance, Inc.	1,354	46,442
Tootsie Roll Industries, Inc.(a)	330	10,425
TreeHouse Foods, Inc.*	1,116	87,561
Tyson Foods, Inc., Class A	7,102	378,750
WhiteWave Foods Co., Class A*	5,574	216,880
		10,226,978
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	214,210
Atmos Energy Corp.	3,300	208,032
Laclede Group, Inc. (The)(a)	963	57,212
National Fuel Gas Co.(a)	2,000	85,500
New Jersey Resources Corp.	2,300	75,808
ONE Gas, Inc.(a)	1,600	80,272
Piedmont Natural Gas Co., Inc.	2,300	131,146
Questar Corp.(a)	5,200	101,296
South Jersey Industries, Inc.	1,600	37,632
Southwest Gas Corp.	1,343	74,080
UGI Corp.	5,299	178,894
WGL Holdings, Inc.	1,400	88,186
		1,332,268
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	30,948	1,389,875
ABIOMED, Inc.*	957	86,398
Alere, Inc.*	2,200	85,998

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Align Technology, Inc.*	2,300	$151,455
Baxter International, Inc.	18,859	719,471
Becton Dickinson & Co.	4,472	689,090
Boston Scientific Corp.*	15,099	278,426
Cantel Medical Corp.	1,074	66,738
Cooper Companies, Inc. (The)	670	89,914
CR Bard, Inc.	3,279	621,174
DENTSPLY International, Inc.	3,375	205,369
DexCom, Inc.*	1,483	121,458
Edwards Lifesciences Corp.*	6,748	532,957
Globus Medical, Inc., Class A(a)*	1,500	41,730
Haemonetics Corp.*	1,000	32,240
Halyard Health, Inc.(a)*	1,856	62,009
Hill-Rom Holdings, Inc.	1,206	57,960
Hologic, Inc.*	6,826	264,098
Idexx Laboratories, Inc.(a)*	4,366	318,369
Integra LifeSciences Holdings Corp.*	800	54,224
Intuitive Surgical, Inc.*	800	436,928
LivaNova PLC*	1,115	66,197
Masimo Corp.*	1,500	62,265
Medtronic PLC	19,501	1,500,017
Neogen Corp.*	167	9,439
NuVasive, Inc.*	1,369	74,077
ResMed, Inc.(a)	4,096	219,914
SeaSpine Holdings Corp.*	266	4,570
Sirona Dental Systems, Inc.*	1,700	186,269
St. Jude Medical, Inc.	10,312	636,972
STERIS PLC	1,900	143,146
Stryker Corp.	9,724	903,748
Teleflex, Inc.(a)	764	100,428
Varian Medical Systems, Inc.(a)*	3,805	307,444
West Pharmaceutical Services, Inc.	1,773	106,770
Zimmer Biomet Holdings, Inc.	1,786	183,226
		10,810,363
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)*	872	54,465
Aetna, Inc.	10,865	1,174,724
Air Methods Corp.(a)*	1,200	50,316
AmerisourceBergen Corp.	2,652	275,039
AMN Healthcare Services, Inc.*	1,200	37,260
Amsurg Corp.*	1,696	128,896
Anthem, Inc.	6,765	943,312
Brookdale Senior Living, Inc.*	3,601	66,474
Cardinal Health, Inc.	13,412	1,197,289
Centene Corp.*	4,100	269,821
Chemed Corp.(a)	540	80,892
CIGNA Corp.	8,271	1,210,295
Community Health Systems, Inc.*	4,567	121,162
DaVita HealthCare Partners, Inc.*	5,442	379,362
Envision Healthcare Holdings, Inc.*	4,964	128,915
ExamWorks Group, Inc.(a)*	300	7,980
Express Scripts Holding Co.*	21,531	1,882,025
HCA Holdings, Inc.*	10,531	712,212
Health Net, Inc.*	2,200	150,612
Healthsouth Corp.	3,958	137,778
Henry Schein, Inc.*	2,586	409,079
Humana, Inc.	3,785	675,660
Kindred Healthcare, Inc.	1,371	16,329
Laboratory Corp. of America Holdings*	2,418	298,961
LifePoint Health, Inc.*	1,533	112,522
Magellan Health, Inc.*	708	43,655
McKesson Corp.	8,759	1,727,538
Mednax, Inc.*	2,900	207,814
Molina Healthcare, Inc.(a)*	1,439	86,527
Owens & Minor, Inc.(a)	1,695	60,986
Patterson Cos., Inc.(a)	2,215	100,140
Premier, Inc., Class A*	455	16,048
Quest Diagnostics, Inc.	4,415	314,083
Select Medical Holdings Corp.(a)	2,804	33,396
Team Health Holdings, Inc.*	3,194	140,185
Tenet Healthcare Corp.*	4,329	131,169
UnitedHealth Group, Inc.	38,690	4,551,492
Universal Health Services, Inc., Class B	3,403	406,624
VCA, Inc.*	2,228	122,540
WellCare Health Plans, Inc.*	1,103	86,266
		18,549,843
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*	5,500	84,590
athenahealth, Inc.(a)*	1,248	200,891
Cerner Corp.*	9,114	548,389
HMS Holdings Corp.*	549	6,775
IMS Health Holdings, Inc.*	4,116	104,834
MedAssets, Inc.*	1,584	49,009
Veeva Systems, Inc., Class A(a)*	1,900	54,815
		1,049,303
Hotels, Restaurants & Leisure — 2.7%
Aramark	8,191	264,160
Belmond Ltd., Class A*	1,547	14,697
Bloomin' Brands, Inc.	4,402	74,350
Bob Evans Farms, Inc.	800	31,080
Brinker International, Inc.	2,399	115,032
Buffalo Wild Wings, Inc.*	843	134,585
Carnival Corp.	4,100	223,368
Cheesecake Factory, Inc. (The)(a)	1,877	86,548
Chipotle Mexican Grill, Inc.(a)*	1,200	575,820
Choice Hotels International, Inc.	1,000	50,410
Churchill Downs, Inc.	115	16,271
ClubCorp Holdings, Inc.	110	2,010
Cracker Barrel Old Country Store, Inc.(a)	1,060	134,440
Darden Restaurants, Inc.	2,462	156,682
Diamond Resorts International, Inc.(a)*	1,666	42,500
DineEquity, Inc.	590	49,955
Domino's Pizza, Inc.(a)	1,990	221,388
Dunkin' Brands Group, Inc.(a)	2,994	127,514
Fiesta Restaurant Group, Inc.*	484	16,262
Hilton Worldwide Holdings, Inc.	11,091	237,347
Hyatt Hotels Corp., Class A*	300	14,106
International Game Technology PLC	1,437	23,251
Interval Leisure Group, Inc.(a)	974	15,204
J Alexander S Holdings, Inc.*	400	4,368
Jack in the Box, Inc.	1,879	144,138
Krispy Kreme Doughnuts, Inc.*	1,700	25,619
La Quinta Holdings, Inc.*	615	8,370
Las Vegas Sands Corp.	18,663	818,186
Marriott International, Inc., Class A(a)	6,366	426,777
Marriott Vacations Worldwide Corp.	295	16,800
McDonald's Corp.	45,687	5,397,462
MGM Resorts International*	11,853	269,300
Norwegian Cruise Line Holdings Ltd.*	4,276	250,574
Panera Bread Co., Class A*	1,166	227,114
Papa John's International, Inc.(a)	1,461	81,626
Pinnacle Entertainment, Inc.*	112	3,485
Restaurant Brands International, Inc.	2,848	106,401
Royal Caribbean Cruises Ltd.	3,973	402,107
Scientific Games Corp., Class A(a)*	1,400	12,558
SeaWorld Entertainment, Inc.(a)	2,000	39,380
Six Flags Entertainment Corp.	2,952	162,183
Sonic Corp.	1,700	54,927

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Starbucks Corp.	70,918	$4,257,208
Starwood Hotels & Resorts Worldwide, Inc.	7,200	498,816
Texas Roadhouse, Inc.	1,857	66,425
Vail Resorts, Inc.	1,332	170,483
Wendy's Co. (The)	7,777	83,758
Wyndham Worldwide Corp.	4,979	361,724
Wynn Resorts Ltd.(a)	2,638	182,523
Yum! Brands, Inc.	20,879	1,525,211
		18,224,503
Household Durables — 0.5%
CalAtlantic Group, Inc.	1,929	73,148
DR Horton, Inc.	6,639	212,647
Garmin Ltd.(a)	2,389	88,799
GoPro, Inc.(a)*	3,045	54,840
Harman International Industries, Inc.	2,025	190,775
Helen of Troy Ltd.*	818	77,097
Jarden Corp.*	1,513	86,423
KB Home(a)	922	11,368
La-Z-Boy, Inc.	1,500	36,630
Leggett & Platt, Inc.	4,900	205,898
Lennar Corp., Class A	3,700	180,967
Lennar Corp., Class B	329	13,219
Meritage Homes Corp.*	900	30,591
Mohawk Industries, Inc.*	1,413	267,608
Newell Rubbermaid, Inc.	10,190	449,175
NVR, Inc.*	159	261,237
PulteGroup, Inc.	7,896	140,707
Taylor Morrison Home Corp., Class A*	469	7,504
Tempur Sealy International, Inc.*	2,741	193,131
Toll Brothers, Inc.*	2,700	89,910
TopBuild Corp.*	1,706	52,494
Tupperware Brands Corp.(a)	2,245	124,934
Whirlpool Corp.	2,639	387,590
		3,236,692
Household Products — 2.0%
Church & Dwight Co., Inc.	5,394	457,843
Clorox Co. (The)(a)	5,655	717,224
Colgate-Palmolive Co.	42,125	2,806,367
Energizer Holdings, Inc.	1,400	47,684
HRG Group, Inc.*	742	10,061
Kimberly-Clark Corp.	17,248	2,195,670
Procter & Gamble Co. (The)	88,756	7,048,114
Spectrum Brands Holdings, Inc.	817	83,171
		13,366,134
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	223,431
Calpine Corp.*	10,394	150,401
Dynegy, Inc.*	1,700	22,780
NRG Energy, Inc.	5,265	61,969
NRG Yield, Inc., Class A(a)	475	6,607
NRG Yield, Inc., Class C(a)	475	7,011
Pattern Energy Group, Inc.(a)	560	11,710
Talen Energy Corp.(a)*	2,558	15,936
		499,845
Industrial Conglomerates — 1.7%
3M Co.	30,008	4,520,405
Carlisle Cos., Inc.	1,404	124,521
Danaher Corp.	19,089	1,772,986
General Electric Co.	146,955	4,577,648
Raven Industries, Inc.(a)	939	14,649
Roper Technologies, Inc.	2,300	436,517
		11,446,726
Insurance — 2.0%
ACE Ltd.(a)	4,392	513,205
Aflac, Inc.	9,055	542,395
Alleghany Corp.*	225	107,534
Allied World Assurance Co., Holdings Ltd.	2,343	87,136
Allstate Corp. (The)	8,035	498,893
American Equity Investment Life Holding Co.(a)	3,500	84,105
American Financial Group, Inc.	1,500	108,120
American International Group, Inc.	18,488	1,145,701
American National Insurance Co.	317	32,420
Amtrust Financial Services, Inc.(a)	990	60,964
Aon PLC	8,957	825,925
Arch Capital Group Ltd.*	1,505	104,974
Arthur J Gallagher & Co.	3,180	130,189
Aspen Insurance Holdings Ltd.	2,100	101,430
Assurant, Inc.	1,504	121,132
Assured Guaranty Ltd.	4,900	129,507
Axis Capital Holdings Ltd.	1,600	89,952
Brown & Brown, Inc.	3,200	102,720
Chubb Corp. (The)	4,027	534,141
Cincinnati Financial Corp.	2,315	136,979
CNA Financial Corp.	559	19,649
CNO Financial Group, Inc.	5,300	101,177
Endurance Specialty Holdings Ltd.	2,000	127,980
Enstar Group Ltd.(a)*	300	45,012
Erie Indemnity Co., Class A	830	79,381
Everest Re Group Ltd.	325	59,504
First American Financial Corp.	3,409	122,383
FNF Group	3,562	123,495
Genworth Financial, Inc., Class A*	9,167	34,193
Hanover Insurance Group, Inc. (The)	1,273	103,546
Hartford Financial Services Group, Inc.	10,192	442,944
Kemper Corp.	1,200	44,700
Lincoln National Corp.	2,358	118,513
Loews Corp.	4,214	161,818
Markel Corp.*	100	88,335
Marsh & McLennan Cos., Inc.	20,018	1,109,998
MBIA, Inc.*	3,900	25,272
Mercury General Corp.(a)	800	37,256
MetLife, Inc.	12,686	611,592
Old Republic International Corp.	5,675	105,725
PartnerRe Ltd.	1,300	181,662
Primerica, Inc.(a)	1,400	66,122
Principal Financial Group, Inc.	6,395	287,647
ProAssurance Corp.	1,800	87,354
Progressive Corp. (The)	17,568	558,663
Prudential Financial, Inc.	5,501	447,837
Reinsurance Group of America, Inc.	777	66,472
RenaissanceRe Holdings Ltd.	923	104,474
RLI Corp.	1,000	61,750
Selective Insurance Group, Inc.	100	3,358
StanCorp Financial Group, Inc.	1,400	159,432
Symetra Financial Corp.	1,029	32,691
Torchmark Corp.	1,147	65,563
Travelers Companies, Inc. (The)	13,042	1,471,920
Unum Group	1,700	56,593
Validus Holdings Ltd.	1,687	78,091
Willis Group Holdings PLC	2,943	142,942
WR Berkley Corp.	2,531	138,572
XL Group PLC	3,220	126,160
		13,157,198
Internet & Catalog Retail — 2.7%
Amazon.com, Inc.*	19,686	13,305,571
Expedia, Inc.	4,474	556,118

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
Groupon, Inc.(a)*	7,600	$23,332
HSN, Inc.	1,490	75,498
Lands' End, Inc.(a)*	357	8,368
Liberty Interactive Corp. QVC Group, Class A*	9,939	271,533
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	65,595
Liberty Ventures, Series A*	3,575	161,268
Netflix, Inc.(a)*	9,100	1,040,858
Priceline Group, Inc. (The)*	2,084	2,656,996
Shutterfly, Inc.(a)*	562	25,043
TripAdvisor, Inc.(a)*	3,815	325,229
		18,515,409
Internet Software & Services — 3.0%
Akamai Technologies, Inc.*	5,452	286,939
Alphabet, Inc., Class A*	7,345	5,714,483
Alphabet, Inc., Class C*	7,759	5,888,150
Bankrate, Inc.*	1,027	13,659
Cimpress NV*	1,180	95,745
CoStar Group, Inc.*	401	82,883
eBay, Inc.*	45,834	1,259,518
Envestnet, Inc.(a)*	90	2,686
Facebook, Inc., Class A*	52,977	5,544,573
IAC/InterActiveCorp	2,053	123,283
j2 Global, Inc.	1,413	116,318
LinkedIn Corp., Class A*	1,505	338,745
NIC, Inc.	1,910	37,589
Rackspace Hosting, Inc.*	4,221	106,876
Shutterstock, Inc.(a)*	191	6,177
Twitter, Inc.(a)*	5,571	128,913
VeriSign, Inc.(a)*	3,800	331,968
Web.com Group, Inc.*	1,185	23,712
WebMD Health Corp.*	1,117	53,951
Yahoo!, Inc.*	9,604	319,429
Zillow Group, Inc.*	872	20,475
Zillow Group, Inc., Class A(a)*	436	11,353
		20,507,425
IT Services — 4.5%
Accenture PLC, Class A	30,618	3,199,581
Acxiom Corp.*	2,292	47,949
Alliance Data Systems Corp.*	2,927	809,520
Amdocs Ltd.	2,698	147,230
Automatic Data Processing, Inc.	18,744	1,587,992
Blackhawk Network Holdings, Inc.*	1,743	77,058
Booz Allen Hamilton Holding Corp.	5,575	171,989
Broadridge Financial Solutions, Inc.	5,758	309,377
CACI International, Inc., Class A*	756	70,142
Cardtronics, Inc.(a)*	1,505	50,643
Cognizant Technology Solutions Corp., Class A*	18,484	1,109,410
Computer Sciences Corp.	4,262	139,282
Convergys Corp.	3,200	79,648
CoreLogic, Inc.*	3,207	108,589
CSRA, Inc.	2,749	82,470
DST Systems, Inc.	1,106	126,150
EPAM Systems, Inc.*	1,405	110,461
Euronet Worldwide, Inc.*	1,400	101,402
Fidelity National Information Services, Inc.	8,383	508,010
Fiserv, Inc.*	9,400	859,724
FleetCor Technologies, Inc.*	2,330	333,027
Gartner, Inc., Class A*	2,845	258,042
Genpact Ltd.*	4,492	112,210
Global Payments, Inc.	6,458	416,606
Heartland Payment Systems, Inc.	1,360	128,955
International Business Machines Corp.	45,615	6,277,536
Jack Henry & Associates, Inc.	3,000	234,180
Leidos Holdings, Inc.	1,490	83,827
Mastercard, Inc., Class A	48,636	4,735,201
MAXIMUS, Inc.	3,001	168,806
NeuStar, Inc., Class A(a)*	1,900	45,543
Paychex, Inc.(a)	14,712	778,118
PayPal Holdings, Inc.*	13,656	494,347
Sabre Corp.	5,211	145,752
Science Applications International Corp.	1,571	71,920
Syntel, Inc.*	1,200	54,300
Teradata Corp.(a)*	3,371	89,062
Total System Services, Inc.	6,258	311,648
Unisys Corp.(a)*	917	10,133
Vantiv, Inc., Class A*	6,385	302,777
VeriFone Systems, Inc.*	2,891	81,006
Visa, Inc., Class A(a)	63,679	4,938,306
Western Union Co. (The)(a)	23,670	423,930
WEX, Inc.*	1,363	120,489
Xerox Corp.	20,792	221,019
		30,533,367
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	139,711
Hasbro, Inc.(a)	4,346	292,746
Mattel, Inc.(a)	10,566	287,078
Polaris Industries, Inc.(a)	2,893	248,653
Vista Outdoor, Inc.*	2,160	96,142
		1,064,330
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,000	292,670
Bio-Rad Laboratories, Inc., Class A*	400	55,464
Bio-Techne Corp.	886	79,740
Bruker Corp.*	2,422	58,782
Charles River Laboratories International, Inc.*	1,850	148,721
Illumina, Inc.*	4,674	897,151
Mettler-Toledo International, Inc.*	1,316	446,295
Parexel International Corp.*	2,045	139,305
PerkinElmer, Inc.	1,112	59,570
Quintiles Transnational Holdings, Inc.*	2,421	166,226
Thermo Fisher Scientific, Inc.	8,283	1,174,944
Waters Corp.*	2,500	336,450
		3,855,318
Machinery — 1.7%
Actuant Corp., Class A	1,508	36,132
AGCO Corp.(a)	2,207	100,176
Allison Transmission Holdings, Inc.	6,306	163,262
Barnes Group, Inc.	800	28,312
Caterpillar, Inc.(a)	23,611	1,604,603
Chart Industries, Inc.*	663	11,907
CLARCOR, Inc.	1,500	74,520
Colfax Corp.(a)*	1,602	37,407
Crane Co.	1,500	71,760
Cummins, Inc.	6,062	533,517
Deere & Co.(a)	15,657	1,194,159
Donaldson Co., Inc.(a)	5,304	152,013
Dover Corp.	6,626	406,240
EnPro Industries, Inc.	200	8,768
Flowserve Corp.	5,932	249,619
Graco, Inc.	2,723	196,247
Greenbrier Cos., Inc. (The)(a)	500	16,310
Harsco Corp.	2,911	22,939
Hillenbrand, Inc.	1,890	56,001

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Hyster-Yale Materials Handling, Inc.	300	$15,735
IDEX Corp.	2,500	191,525
Illinois Tool Works, Inc.	15,000	1,390,200
Ingersoll-Rand PLC	7,939	438,947
ITT Corp.	2,181	79,214
Joy Global, Inc.(a)	2,250	28,372
Kennametal, Inc.	2,100	40,320
Lincoln Electric Holdings, Inc.	2,291	118,880
Manitowoc Co., Inc. (The)	5,372	82,460
Middleby Corp.*	1,500	161,805
Mueller Industries, Inc.	1,390	37,669
Mueller Water Products, Inc., Class A	5,028	43,241
Nordson Corp.	2,147	137,730
Oshkosh Corp.(a)	2,000	78,080
PACCAR, Inc.	13,736	651,086
Parker Hannifin Corp.	4,653	451,248
Pentair PLC(a)	3,417	169,244
Proto Labs, Inc.(a)*	473	30,125
RBC Bearings, Inc.*	421	27,192
Rexnord Corp.*	3,100	56,172
Snap-On, Inc.	1,800	308,574
SPX Corp.	700	6,531
SPX FLOW, Inc.*	700	19,537
Stanley Black & Decker, Inc.	4,505	480,819
Terex Corp.	2,693	49,767
Timken Co., (The)	1,644	47,002
Toro Co. (The)	2,327	170,034
Trimas Corp.*	1,468	27,378
Trinity Industries, Inc.	4,800	115,296
Valmont Industries, Inc.	771	81,741
WABCO Holdings, Inc.*	2,200	224,972
Wabtec Corp.(a)	3,000	213,360
Watts Water Technologies, Inc., Class A	400	19,868
Woodward, Inc.	1,750	86,905
Xylem, Inc.	5,878	214,547
		11,259,468
Marine — 0.0%
Kirby Corp.*	1,600	84,192
Matson, Inc.	1,600	68,208
		152,400
Media — 3.3%
AMC Networks, Inc., Class A(a)*	1,925	143,759
Cable One, Inc.	211	91,502
Cablevision Systems Corp., Class A	8,100	258,390
CBS Corp., Class A	1,116	58,166
CBS Corp., Class B	17,252	813,087
Charter Communications, Inc., Class A(a)*	2,744	502,426
Cinemark Holdings, Inc.	4,417	147,660
Clear Channel Outdoor Holdings, Inc., Class A*	1,565	8,748
Comcast Corp., Class A	99,616	5,621,331
Cumulus Media, Inc., Class A*	2,209	729
Discovery Communications, Inc., Class A(a)*	5,911	157,705
Discovery Communications, Inc., Class C*	10,813	272,704
DISH Network Corp., Class A*	10,182	582,207
DreamWorks Animation SKG, Inc., Class A*	1,400	36,078
Gannett Co., Inc.	3,120	50,825
Interpublic Group of Cos., Inc. (The)	14,910	347,105
John Wiley & Sons, Inc., Class A	1,300	58,539
Liberty Broadband Corp., Class A*	315	16,270
Liberty Broadband Corp., Class C*	1,091	56,579
Liberty Media Corp.*	1,263	49,573
Liberty Media Corp. Series C*	1,178	44,858
Lions Gate Entertainment Corp.(a)	2,200	71,258
Live Nation Entertainment, Inc.*	3,494	85,848
Loral Space & Communications, Inc.*	365	14,859
Madison Square Garden Co. (The), Class A*	547	88,505
Meredith Corp.	900	38,925
MSG Networks, Inc., Class A*	1,643	34,174
New York Times Co. (The), Class A	4,200	56,364
News Corp., Class A	6,361	84,983
News Corp., Class B	1,525	21,289
Nexstar Broadcasting Group, Inc., Class A	900	52,830
Omnicom Group, Inc.	11,518	871,452
Regal Entertainment Group, Class A(a)	2,586	48,798
Scripps Networks Interactive, Inc., Class A(a)	3,567	196,934
Sinclair Broadcast Group, Inc., Class A(a)	2,200	71,588
Sirius XM Holdings, Inc.(a)*	127,671	519,621
Starz - Liberty Capital, Class A*	3,657	122,510
TEGNA, Inc.	6,240	159,245
Time Warner Cable, Inc.	8,458	1,569,720
Time Warner, Inc.	18,297	1,183,267
Time, Inc.	2,965	46,462
Twenty-First Century Fox, Inc.	39,844	1,082,163
Twenty-First Century Fox, Inc., Class B	13,319	362,676
Viacom, Inc., Class A	294	12,933
Viacom, Inc., Class B	17,372	715,032
Walt Disney Co. (The)	51,592	5,421,287
		22,250,964
Metals & Mining — 0.2%
Alcoa, Inc.	26,762	264,141
Allegheny Technologies, Inc.	3,100	34,875
Carpenter Technology Corp.	1,500	45,405
Commercial Metals Co.	3,500	47,915
Compass Minerals International, Inc.(a)	1,484	111,701
Freeport-McMoRan, Inc.(a)	13,294	90,000
Newmont Mining Corp.	11,078	199,293
Nucor Corp.	7,600	306,280
Reliance Steel & Aluminum Co.	2,000	115,820
Royal Gold, Inc.(a)	1,700	61,999
Southern Copper Corp.(a)	6,389	166,881
Steel Dynamics, Inc.	5,800	103,646
Stillwater Mining Co.(a)*	1,623	13,909
SunCoke Energy, Inc.	1,575	5,465
TimkenSteel Corp.	1,300	10,894
United States Steel Corp.(a)	2,823	22,528
Worthington Industries, Inc.	1,249	37,645
		1,638,397
Multi-Utilities — 1.0%
Alliant Energy Corp.	4,546	283,898
Ameren Corp.	6,985	301,961
Avista Corp.	1,800	63,666
Black Hills Corp.	1,300	60,359
Centerpoint Energy, Inc.	11,464	210,479
CMS Energy Corp.	9,645	347,992
Consolidated Edison, Inc.	8,255	530,549
Dominion Resources, Inc.	18,287	1,236,933
DTE Energy Co.	5,100	408,969
MDU Resources Group, Inc.	5,825	106,714
NiSource, Inc.	9,152	178,555
NorthWestern Corp.	1,200	65,100
PG&E Corp.	13,632	725,086
Public Service Enterprise Group, Inc.	16,470	637,224
SCANA Corp.	3,636	219,942
Sempra Energy	7,154	672,547
See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
TECO Energy, Inc.	6,551	$174,584
Vectren Corp.	2,300	97,566
WEC Energy Group, Inc.	6,954	356,810
		6,678,934
Multiline Retail — 0.7%
Big Lots, Inc.(a)	1,950	75,153
Burlington Stores, Inc.*	3,757	161,175
Dillard's, Inc., Class A(a)	915	60,125
Dollar General Corp.	11,236	807,531
Dollar Tree, Inc.*	4,767	368,108
J.C. Penney Co., Inc.(a)*	4,700	31,302
Kohl's Corp.(a)	8,612	410,189
Macy's, Inc.	16,408	573,952
Nordstrom, Inc.(a)	6,801	338,758
Target Corp.	24,848	1,804,213
		4,630,506
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	6,266	304,402
Apache Corp.	3,885	172,766
Bonanza Creek Energy, Inc.(a)*	1,179	6,213
Cabot Oil & Gas Corp.	6,638	117,426
California Resources Corp.(a)	11,858	27,629
Carrizo Oil & Gas, Inc.*	700	20,706
Cheniere Energy, Inc.*	6,794	253,077
Chesapeake Energy Corp.(a)	13,417	60,377
Chevron Corp.	30,617	2,754,305
Cimarex Energy Co.	1,115	99,659
Cobalt International Energy, Inc.*	7,771	41,963
Columbia Pipeline Group, Inc.	8,652	173,040
Concho Resources, Inc.*	1,061	98,524
ConocoPhillips	18,678	872,076
CONSOL Energy, Inc.(a)	3,600	28,440
Continental Resources, Inc.*	3,942	90,587
CVR Energy, Inc.(a)	600	23,610
Delek US Holdings, Inc.	1,900	46,740
Denbury Resources, Inc.(a)	5,421	10,950
Devon Energy Corp.	3,642	116,544
Diamondback Energy, Inc.(a)*	1,025	68,573
Energen Corp.	1,542	63,207
Energy XXI Ltd.(a)	1,891	1,910
EnLink Midstream LLC(a)	1,100	16,599
EOG Resources, Inc.	18,020	1,275,636
EQT Corp.	4,577	238,599
Exxon Mobil Corp.	104,690	8,160,586
GasLog Ltd.(a)	343	2,847
Green Plains, Inc.	300	6,870
Gulfport Energy Corp.*	1,629	40,025
Hess Corp.(a)	2,498	121,103
HollyFrontier Corp.	4,261	169,971
Kinder Morgan, Inc.	40,589	605,588
Kosmos Energy Ltd.*	3,400	17,680
Laredo Petroleum, Inc.(a)*	1,900	15,181
LinnCo LLC(a)	2,688	2,742
Marathon Oil Corp.	9,800	123,382
Marathon Petroleum Corp.	25,223	1,307,560
Matador Resources Co.(a)*	1,661	32,838
Memorial Resource Development Corp.(a)*	381	6,153
Murphy Oil Corp.(a)	5,421	121,701
Newfield Exploration Co.*	4,182	136,166
Noble Energy, Inc.	5,241	172,586
Oasis Petroleum, Inc.(a)*	3,512	25,883
Occidental Petroleum Corp.	10,484	708,823
ONEOK, Inc.	9,360	230,818
PBF Energy, Inc., Class A(a)	2,220	81,718
PDC Energy, Inc.*	1,026	54,768
Peabody Energy Corp.(a)	373	2,865
Phillips 66	15,042	1,230,436
Pioneer Natural Resources Co.	2,925	366,737
QEP Resources, Inc.	4,300	57,620
Range Resources Corp.(a)	3,745	92,164
Scorpio Tankers, Inc.	5,186	41,592
SemGroup Corp., Class A	841	24,271
SM Energy Co.(a)	2,100	41,286
Southwestern Energy Co.(a)*	5,064	36,005
Spectra Energy Corp.	20,331	486,724
Stone Energy Corp.(a)*	1,499	6,431
Targa Resources Corp.	1,708	46,218
Teekay Corp.(a)	2,035	20,085
Tesoro Corp.	5,481	577,533
Ultra Petroleum Corp.(a)*	4,500	11,250
Valero Energy Corp.	19,589	1,385,138
W&T Offshore, Inc.	1,700	3,927
Western Refining, Inc.	3,200	113,984
Whiting Petroleum Corp.*	5,395	50,929
Williams Companies, Inc. (The)	21,318	547,873
World Fuel Services Corp.	1,600	61,536
WPX Energy, Inc.*	5,710	32,775
		24,365,926
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	73,900
KapStone Paper & Packaging Corp.	2,832	63,975
Louisiana-Pacific Corp.(a)*	3,743	67,411
Resolute Forest Products, Inc.*	1,425	10,787
Schweitzer-Mauduit International, Inc.	933	39,177
		255,250
Personal Products — 0.2%
Avon Products, Inc.(a)	11,100	44,955
Coty, Inc., Class A(a)	3,900	99,957
Edgewell Personal Care Co.	1,211	94,906
Estee Lauder Companies, Inc. (The), Class A	10,497	924,366
Herbalife Ltd.(a)*	1,791	96,034
Nu Skin Enterprises, Inc., Class A(a)	1,688	63,958
Revlon, Inc., Class A*	344	9,577
		1,333,753
Pharmaceuticals — 4.3%
Akorn, Inc.(a)*	2,127	79,358
Allergan PLC*	5,559	1,737,187
Bristol-Myers Squibb Co.	38,934	2,678,270
Catalent, Inc.*	115	2,878
Eli Lilly & Co.	29,999	2,527,716
Endo International PLC*	2,756	168,722
Horizon Pharma PLC*	2,542	55,085
Impax Laboratories, Inc.*	1,887	80,688
Jazz Pharmaceuticals PLC*	1,878	263,972
Johnson & Johnson	92,348	9,485,986
Lannett Co., Inc.(a)*	997	40,000
Mallinckrodt PLC*	1,529	114,109
Medicines Co. (The)*	1,632	60,939
Merck & Co., Inc.	90,641	4,787,658
Mylan NV*	8,927	482,683
Nektar Therapeutics(a)*	635	10,700
Perrigo Co. PLC	1,701	246,135
Pfizer, Inc.	150,557	4,859,980
Prestige Brands Holdings, Inc.*	1,608	82,780
Taro Pharmaceutical Industries Ltd.*	475	73,411

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Zoetis, Inc.	22,643	$1,085,053
		28,923,310
Professional Services — 0.4%
Advisory Board Co. (The)*	800	39,688
CEB, Inc.	1,546	94,909
Dun & Bradstreet Corp.	1,200	124,716
Equifax, Inc.	4,110	457,731
FTI Consulting, Inc.*	1,200	41,592
Huron Consulting Group, Inc.*	334	19,839
IHS, Inc., Class A*	1,300	153,959
Korn/Ferry International	800	26,544
Manpowergroup, Inc.	2,190	184,595
Nielsen Holdings PLC	9,430	439,438
On Assignment, Inc.*	1,277	57,401
Robert Half International, Inc.	6,151	289,958
Towers Watson & Co., Class A	1,500	192,690
TriNet Group, Inc.(a)*	165	3,193
Verisk Analytics, Inc., Class A*	6,676	513,251
		2,639,504
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	44,914
Altisource Asset Management Corp.*	40	687
Altisource Portfolio Solutions SA(a)*	400	11,124
CBRE Group, Inc.*	11,902	411,571
Forest City Enterprises, Inc., Class A*	4,153	91,075
Howard Hughes Corp. (The)*	589	66,651
Jones Lang LaSalle, Inc.	1,300	207,818
Kennedy-Wilson Holdings, Inc.	1,369	32,966
Realogy Holdings Corp.*	5,446	199,705
		1,066,511
Road & Rail — 0.8%
AMERCO	500	194,750
Avis Budget Group, Inc.*	4,512	163,740
CSX Corp.	37,922	984,076
Genesee & Wyoming, Inc., Class A*	900	48,321
Heartland Express, Inc.(a)	1,283	21,837
Hertz Global Holdings, Inc.*	19,741	280,914
JB Hunt Transport Services, Inc.	4,393	322,271
Kansas City Southern	2,976	222,218
Knight Transportation, Inc.	1,500	36,345
Landstar System, Inc.	1,847	108,327
Norfolk Southern Corp.	9,542	807,158
Old Dominion Freight Line, Inc.*	2,371	140,055
Ryder System, Inc.	2,122	120,593
Swift Transportation Co.(a)*	3,554	49,116
Union Pacific Corp.	27,490	2,149,718
Werner Enterprises, Inc.	1,200	28,068
		5,677,507
Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc.*	246	1,496
Analog Devices, Inc.	5,896	326,167
Applied Materials, Inc.	27,400	511,558
Atmel Corp.	6,868	59,134
Avago Technologies Ltd.	9,876	1,433,501
Broadcom Corp., Class A	11,349	656,199
Cavium, Inc.*	704	46,260
Cirrus Logic, Inc.*	1,900	56,107
Cree, Inc.(a)*	3,245	86,544
Cypress Semiconductor Corp.*	9,157	89,830
Entegris, Inc.*	4,137	54,898
Fairchild Semiconductor International, Inc.*	3,875	80,251
First Solar, Inc.*	1,200	79,188
Integrated Device Technology, Inc.*	3,400	89,590
Intel Corp.	196,036	6,753,440
Intersil Corp., Class A	2,035	25,967
Kla-Tencor Corp.	6,527	452,647
Lam Research Corp.	3,562	282,894
Linear Technology Corp.	9,378	398,284
Marvell Technology Group Ltd.	4,100	36,162
Maxim Integrated Products, Inc.	6,609	251,142
Microchip Technology, Inc.(a)	6,165	286,919
Micron Technology, Inc.*	41,549	588,334
Microsemi Corp.*	1,700	55,403
MKS Instruments, Inc.	1,183	42,588
NVIDIA Corp.	13,300	438,368
NXP Semiconductors NV*	1,054	88,800
ON Semiconductor Corp.*	13,130	128,674
PMC - Sierra, Inc.*	1,900	22,078
Power Integrations, Inc.	73	3,550
Qorvo, Inc.*	1,548	78,793
Rambus, Inc.(a)*	825	9,562
Semtech Corp.*	600	11,352
Silicon Laboratories, Inc.*	600	29,124
Skyworks Solutions, Inc.	7,317	562,165
Synaptics, Inc.(a)*	821	65,959
Teradyne, Inc.	4,278	88,426
Tessera Technologies, Inc.	1,797	53,928
Texas Instruments, Inc.	48,972	2,684,155
Veeco Instruments, Inc.(a)*	312	6,415
Xilinx, Inc.	7,467	350,725
		17,366,577
Software — 4.5%
ACI Worldwide, Inc.*	4,317	92,384
Activision Blizzard, Inc.(a)	16,143	624,896
Adobe Systems, Inc.*	6,533	613,710
ANSYS, Inc.*	2,016	186,480
Aspen Technology, Inc.*	3,599	135,898
Autodesk, Inc.*	3,349	204,055
Blackbaud, Inc.	1,688	111,172
CA, Inc.	9,776	279,203
Cadence Design Systems, Inc.*	10,300	214,343
CDK Global, Inc.	3,937	186,889
Citrix Systems, Inc.*	4,687	354,572
Commvault Systems, Inc.*	604	23,767
Covisint Corp.*	785	1,963
Electronic Arts, Inc.*	10,474	719,773
Fair Isaac Corp.	1,150	108,307
FireEye, Inc.*	1,314	27,252
Fortinet, Inc.*	2,008	62,589
Guidewire Software, Inc.*	539	32,426
Intuit, Inc.	11,110	1,072,115
Manhattan Associates, Inc.*	3,523	233,117
Mentor Graphics Corp.	3,300	60,786
Microsoft Corp.	315,137	17,483,801
MicroStrategy, Inc., Class A*	297	53,249
NetSuite, Inc.(a)*	461	39,010
Nuance Communications, Inc.*	6,700	133,263
Oracle Corp.	110,285	4,028,711
Paycom Software, Inc.*	932	35,071
Pegasystems, Inc.	704	19,360
PTC, Inc.*	1,940	67,182
Red Hat, Inc.*	5,521	457,194
Rovi Corp.(a)*	1,378	22,957
Salesforce.com, Inc.*	9,044	709,050
ServiceNow, Inc.*	1,883	162,992
SolarWinds, Inc.*	2,054	120,981
Solera Holdings, Inc.	2,558	140,255

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Splunk, Inc.(a)*	1,016	$59,751
SS&C Technologies Holdings, Inc.	1,858	126,846
Symantec Corp.	14,903	312,963
Synchronoss Technologies, Inc.(a)*	800	28,184
Synopsys, Inc.*	1,900	86,659
Tableau Software, Inc., Class A(a)*	700	65,954
Take-Two Interactive Software, Inc.*	2,962	103,196
Tyler Technologies, Inc.*	1,062	185,128
Ultimate Software Group, Inc.*	650	127,081
Verint Systems, Inc.*	1,038	42,101
VMware, Inc.(a)*	1,425	80,612
Workday, Inc. Class A*	873	69,561
Zynga, Inc., Class A*	18,104	48,519
		30,155,328
Specialty Retail — 3.6%
Aaron's, Inc.	2,250	50,378
Abercrombie & Fitch Co., Class A(a)	2,500	67,500
Advance Auto Parts, Inc.	3,281	493,823
American Eagle Outfitters, Inc.(a)	7,250	112,375
Asbury Automotive Group, Inc.*	1,176	79,310
Ascena Retail Group, Inc.*	5,534	54,510
AutoNation, Inc.*	3,240	193,298
AutoZone, Inc.*	1,160	860,616
Bed Bath & Beyond, Inc.(a)*	8,946	431,645
Best Buy Co., Inc.	10,525	320,486
Buckle, Inc. (The)(a)	900	27,702
Cabela's, Inc.(a)*	1,580	73,833
Carmax, Inc.(a)*	6,946	374,876
Chico's FAS, Inc.	2,500	26,675
Conn's, Inc.(a)*	600	14,082
CST Brands, Inc.	3,093	121,060
Dick's Sporting Goods, Inc.	4,100	144,935
DSW, Inc., Class A	2,490	59,411
Express, Inc.*	2,600	44,928
Five Below, Inc.(a)*	2,400	77,040
Foot Locker, Inc.	5,009	326,036
GameStop Corp., Class A(a)	3,588	100,608
Gap, Inc. (The)(a)	11,172	275,948
Genesco, Inc.*	700	39,781
GNC Holdings, Inc., Class A	3,256	101,001
Group 1 Automotive, Inc.	680	51,476
Guess?, Inc.(a)	1,900	35,872
Hibbett Sports, Inc.*	557	16,844
Home Depot, Inc. (The)	62,784	8,303,184
L Brands, Inc.	7,995	766,081
Lithia Motors, Inc., Class A	900	96,003
Lowe's Cos., Inc.	45,660	3,471,986
Lumber Liquidators Holdings, Inc.(a)*	853	14,808
Men's Wearhouse, Inc. (The)	1,168	17,146
Monro Muffler Brake, Inc.(a)	783	51,850
Murphy USA, Inc.*	2,086	126,704
O'Reilly Automotive, Inc.*	4,697	1,190,314
Office Depot, Inc.*	14,200	80,088
Outerwall, Inc.(a)	1,000	36,540
Penske Auto Group, Inc.	1,318	55,804
Pier 1 Imports, Inc.(a)	3,200	16,288
Rent-A-Center, Inc.	1,700	25,449
Restoration Hardware Holdings, Inc.(a)*	1,047	83,184
Ross Stores, Inc.	18,898	1,016,901
Sally Beauty Holdings, Inc.*	5,102	142,295
Select Comfort Corp.*	1,700	36,397
Signet Jewelers Ltd.	2,400	296,856
Staples, Inc.	5,300	50,191
Tiffany & Co.(a)	4,018	306,533
TJX Cos., Inc.	32,277	2,288,762
Tractor Supply Co.	6,137	524,714
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	388,500
Urban Outfitters, Inc.*	3,400	77,350
Vitamin Shoppe, Inc.(a)*	676	22,105
Williams-Sonoma, Inc.	4,000	233,640
		24,295,722
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	2,255	200,763
Coach, Inc.	7,810	255,621
Columbia Sportswear Co.(a)	258	12,580
Deckers Outdoor Corp.*	977	46,114
Fossil Group, Inc.(a)*	2,139	78,202
G-III Apparel Group Ltd.*	1,271	56,254
Hanesbrands, Inc.	17,125	503,989
Iconix Brand Group, Inc.(a)*	1,972	13,469
Kate Spade & Co.*	3,274	58,179
Lululemon Athletica, Inc.(a)*	3,400	178,398
Michael Kors Holdings Ltd.*	8,573	343,434
NIKE, Inc., Class B	54,656	3,416,000
PVH Corp.	1,650	121,523
Ralph Lauren Corp.	1,600	178,368
Skechers U.S.A., Inc., Class A*	3,300	99,693
Steven Madden Ltd.*	1,944	58,748
Tumi Holdings, Inc.(a)*	423	7,034
Under Armour, Inc., Class A(a)*	5,400	435,294
VF Corp.	10,695	665,764
Wolverine World Wide, Inc.	3,200	53,472
		6,782,899
Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	741	11,745
BofI Holding, Inc.(a)*	2,800	58,940
Capitol Federal Financial, Inc.	4,009	50,353
EverBank Financial Corp.	41	655
New York Community Bancorp, Inc.	5,639	92,029
Ocwen Financial Corp.*	3,425	23,872
PHH Corp.*	405	6,561
TFS Financial Corp.(a)	2,631	49,542
Washington Federal, Inc.	2,947	70,227
		363,924
Tobacco — 1.7%
Altria Group, Inc.	96,309	5,606,147
Philip Morris International, Inc.	50,318	4,423,455
Reynolds American, Inc.	35,960	1,659,554
Vector Group Ltd.(a)	1,544	36,423
		11,725,579
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	2,350	78,678
Applied Industrial Technologies, Inc.	1,164	47,130
Beacon Roofing Supply, Inc.*	1,400	57,652
DXP Enterprises, Inc.*	295	6,726
Fastenal Co.(a)	11,794	481,431
GATX Corp.(a)	1,100	46,805
HD Supply Holdings, Inc.*	5,545	166,516
MRC Global, Inc.(a)*	3,000	38,700
MSC Industrial Direct Co., Class A(a)	1,509	84,911
NOW, Inc.(a)*	2,249	35,579
TAL International Group, Inc.*	773	12,291
Textainer Group Holdings Ltd.(a)	52	734
United Rentals, Inc.*	4,687	339,995
Veritiv Corp.(a)*	226	8,186
Watsco, Inc.	800	93,704
WESCO International, Inc.*	1,300	56,784

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
WW Grainger, Inc.(a)	2,476	$501,613
		2,057,435
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.(a)*	844	10,103
Water Utilities — 0.1%
American States Water Co.	180	7,551
American Water Works Co., Inc.	4,991	298,212
Aqua America, Inc.	5,762	171,708
		477,471
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	3,900	409,773
Sprint Corp.(a)*	8,715	31,548
T-Mobile US, Inc.*	9,570	374,378
Telephone & Data Systems, Inc.	2,613	67,651
United States Cellular Corp.*	400	16,324
		899,674
TOTAL COMMON STOCKS
(Identified Cost $364,069,932)		644,107,027

RIGHTS AND WARRANTS — 0.0%
Consumer Discretionary — 0.0%
Safeway Casa Ley Contingent
Value§(a)(b)(c)*	10,610	10,768
Safeway PDC, LLC Contingent
Value§(b)(c)*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	7,172	64
TOTAL RIGHTS AND WARRANTS
(Identified Cost $11,752)		11,350

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,540,159	26,968,178
TOTAL MUTUAL FUNDS
(Identified Cost $20,271,735)		26,968,178

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,417,000	1,417,000
		1,417,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,417,001)		1,417,001

COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities Lending
Prime Portfolio	26,112,749	26,112,749
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $26,112,749)		26,112,749

Total Investments — 103.7%
(Identified Cost $411,883,169)#		698,616,305

Liabilities, Less Cash and Other Assets — (3.7%)		(24,706,731)
Net Assets — 100.0%		$673,909,574

†	See Note 1
*	Non-income producing security
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $35,350,131.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
(b)	Bankrupt/delisted security
(c)	Contingent value rights based on future performance.
#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $411,883,169. Net unrealized appreciation aggregated $286,733,136 of which $296,492,811 related to appreciated investment securities and $9,759,675 related to depreciated investment securities.

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.9%
AAR Corp.	10,684	$280,882
Aerojet Rocketdyne Holdings, Inc.*	15,048	235,652
Aerovironment, Inc.*	6,017	177,321
American Science & Engineering, Inc.(a)	2,000	82,760
Astronics Corp.*	3,988	162,352
Astronics Corp., Class B(a)*	1,473	59,877
BWX Technologies, Inc.	27,558	875,518
CPI Aerostructures, Inc.*	1,342	13,058
Cubic Corp.	6,500	307,125
Curtiss-Wright Corp.	9,320	638,420
DigitalGlobe, Inc.*	19,621	307,265
Ducommun, Inc.*	2,055	33,332
Engility Holdings, Inc.	4,166	135,312
Esterline Technologies Corp.*	7,884	638,604
HEICO Corp.	5,746	312,353
HEICO Corp., Class A	8,735	429,762
Innovative Solutions & Support, Inc.(a)*	3,248	8,964
KEYW Holding Corp. (The)*	2,370	14,267
KLX, Inc.*	4,586	141,203
Kratos Defense & Security Solutions, Inc.(a)*	13,598	55,752
LMI Aerospace, Inc.*	2,400	24,168
Moog, Inc., Class A*	8,996	545,158
National Presto Industries, Inc.	918	76,065
Orbital ATK, Inc.	5,251	469,124
SIFCO Industries, Inc.	1,187	11,277
Sparton Corp.*	1,324	26,467
Taser International, Inc.(a)*	13,491	233,259
Teledyne Technologies, Inc.*	2,804	248,715
Triumph Group, Inc.	4,483	178,199
Vectrus, Inc.*	1,715	35,826
		6,758,037
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	141,019
Atlas Air Worldwide Holdings, Inc.*	6,303	260,566
Echo Global Logistics, Inc.(a)*	5,706	116,345
Forward Air Corp.	6,951	298,963
HUB Group, Inc., Class A*	11,481	378,299
Park-Ohio Holdings Corp.	3,058	112,473
Radiant Logistics, Inc.*	5,730	19,654
UTi Worldwide, Inc.*	27,967	196,608
XPO Logistics, Inc.*	7,252	197,617
		1,721,544
Airlines — 0.7%
Allegiant Travel Co.	4,500	755,235
ATA Holdings Corp.§(b)*	600	—
Hawaiian Holdings, Inc.*	12,656	447,136
JetBlue Airways Corp.*	46,520	1,053,678
Republic Airways Holdings, Inc.(a)*	13,740	53,998
Skywest, Inc.	12,976	246,804
		2,556,851
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	20,704	392,134
Cooper Tire & Rubber Co.	15,551	588,605
Cooper-Standard Holding, Inc.*	1,166	90,470
Dana Holding Corp.	32,214	444,553
Dorman Products, Inc.(a)*	8,380	397,799
Drew Industries, Inc.	5,572	339,279
Federal-Mogul Holdings Corp.*	13,611	93,235
Fox Factory Holding Corp.(a)*	1,032	17,059
Fuel Systems Solutions, Inc.(a)*	4,600	22,494
Gentherm, Inc.*	9,644	457,126
Horizon Global Corp.*	4,893	50,740
Modine Manufacturing Co.*	11,514	104,202
Motorcar Parts of America, Inc.*	4,392	148,493
Shiloh Industries, Inc.*	3,600	18,864
Spartan Motors, Inc.(a)	6,900	21,459
Standard Motor Products, Inc.	8,131	309,385
Stoneridge, Inc.*	7,998	118,370
Strattec Security Corp.(a)	700	39,543
Superior Industries International, Inc.	6,600	121,572
Sypris Solutions, Inc.	4,000	4,360
Tenneco, Inc.*	12,771	586,317
Tower International, Inc.	4,282	122,337
		4,488,396
Automobiles — 0.2%
Thor Industries, Inc.	13,300	746,795
Winnebago Industries, Inc.(a)	6,500	129,350
		876,145
Beverages — 0.3%
Coca-Cola Bottling Co., Consolidated	1,262	230,328
Craft Brew Alliance, Inc.(a)*	3,511	29,387
MGP Ingredients, Inc.	5,072	131,618
National Beverage Corp.(a)*	10,920	496,205
Primo Water Corp.*	5,910	47,280
		934,818
Biotechnology — 1.0%
Acorda Therapeutics, Inc.*	12,403	530,600
Adamas Pharmaceuticals, Inc.(a)*	3,192	90,397
AMAG Pharmaceuticals, Inc.*	2,638	79,641
Anacor Pharmaceuticals, Inc.*	843	95,234
BioSpecifics Technologies Corp.*	718	30,853
Biota Pharmaceuticals, Inc.*	1,516	2,941
Catalyst Biosciences, Inc.	251	786
Concert Pharmaceuticals, Inc.*	3,010	57,100
Emergent Biosolutions, Inc.*	9,812	392,578
Insys Therapeutics, Inc.(a)*	11,096	317,679
Ligand Pharmaceuticals, Inc.(a)*	4,746	514,561
Molecular Insight Pharmaceuticals, Inc.§(b)*	3,500	—
Myriad Genetics, Inc.*	19,349	835,103
PDL BioPharma, Inc.	18,702	66,205
Repligen Corp.(a)*	9,894	279,901
Rigel Pharmaceuticals, Inc.(a)*	9,661	29,273
Spectrum Pharmaceuticals, Inc.*	12,000	72,360
Tonix Pharmaceuticals Holding Corp.(a)*	1,845	14,151
Vitae Pharmaceuticals, Inc.(a)*	1,720	31,132
Zafgen, Inc.*	470	2,956
		3,443,451
Building Products — 1.3%
AAON, Inc.	14,109	327,611
Advanced Drainage Systems, Inc.(a)	7,681	184,574
American Woodmark Corp.*	4,423	353,752
Apogee Enterprises, Inc.	9,100	395,941
Armstrong World Industries, Inc.*	13,987	639,625
Builders FirstSource, Inc.(a)*	24,352	269,820
Continental Building Products, Inc.*	9,323	162,780
Gibraltar Industries, Inc.*	8,000	203,520
Griffon Corp.(a)	12,945	230,421
Insteel Industries, Inc.	4,000	83,680
NCI Building Systems, Inc.*	4,717	58,538
Patrick Industries, Inc.*	3,786	164,691
PGT, Inc.*	12,843	146,282
Ply Gem Holdings, Inc.*	7,805	97,875
Quanex Building Products Corp.	9,211	192,049
Simpson Manufacturing Co., Inc.	12,600	430,290
Trex Co., Inc.(a)*	8,162	310,482

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Universal Forest Products, Inc.	5,500	$376,035
		4,627,966
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A(a)	8,204	295,836
Associated Capital Group, Inc., Class A(a)*	1,700	51,850
BGC Partners, Inc., Class A	48,664	477,394
Calamos Asset Management, Inc., Series A	5,037	48,758
Cohen & Steers, Inc.	3,207	97,749
Cowen Group, Inc., Class A(a)*	24,525	93,931
Evercore Partners, Inc., Class A	9,789	529,291
Federated Investors, Inc., Class B(a)	15,654	448,487
Financial Engines, Inc.(a)	1,509	50,808
GAMCO Investors, Inc., Class A	1,700	52,768
Greenhill & Co., Inc.(a)	7,133	204,075
HFF, Inc., Class A	9,968	309,706
Interactive Brokers Group, Inc., Class A	16,151	704,184
Intl. FCStone, Inc.*	3,859	129,122
Investment Technology Group, Inc.	9,700	165,094
Janus Capital Group, Inc.(a)	44,921	632,937
KCG Holdings, Inc., Class A*	10,460	128,763
Ladenburg Thalmann Financial Services, Inc.(a)*	16,604	45,827
Manning & Napier, Inc.	2,524	21,429
Moelis & Co., Class A(a)	2,786	81,295
Oppenheimer Holdings, Inc., Class A	2,133	37,072
Piper Jaffray Cos.*	4,324	174,690
Pzena Investment Management, Inc., Class A	1,895	16,297
Safeguard Scientifics, Inc.(a)*	4,701	68,211
Silvercrest Asset Management Group, Inc., Class A	759	9,024
Stifel Financial Corp.*	12,616	534,414
Teton Advisors, Inc.(a)	25	1,249
Virtus Investment Partners, Inc.(a)	1,071	125,800
Waddell & Reed Financial, Inc., Class A(a)	442	12,668
Westwood Holdings Group, Inc.	713	37,140
WisdomTree Investments, Inc.(a)	35,719	560,074
		6,145,943
Chemicals — 2.2%
A. Schulman, Inc.	6,827	209,179
American Vanguard Corp.	6,233	87,324
Axiall Corp.	12,232	188,373
Balchem Corp.	7,283	442,806
Cabot Corp.	8,127	332,232
Calgon Carbon Corp.	17,075	294,544
Chase Corp.	1,800	73,314
Chemtura Corp.*	28,509	777,440
Core Molding Technologies, Inc.*	1,500	19,245
Ferro Corp.*	33,688	374,611
Flotek Industries, Inc.(a)*	15,037	172,023
FutureFuel Corp.	10,473	141,386
H.B. Fuller Co.	13,753	501,572
Hawkins, Inc.	1,824	65,245
Innophos Holdings, Inc.	5,400	156,492
Innospec, Inc.	5,850	317,714
Intrepid Potash, Inc.*	10,268	30,291
KMG Chemicals, Inc.	2,500	57,550
Koppers Holdings, Inc.	4,597	83,895
Kraton Performance Polymers, Inc.*	6,776	112,549
Kronos Worldwide, Inc.(a)	10,857	61,233
LSB Industries, Inc.*	5,556	40,281
Minerals Technologies, Inc.	10,165	466,167
Northern Technologies International Corp.*	800	11,096
Olin Corp.	18,956	327,181
Omnova Solutions, Inc.*	11,640	71,353
PolyOne Corp.	32,103	1,019,591
Quaker Chemical Corp.	3,387	261,680
Rayonier Advanced Materials, Inc.	1,113	10,896
Sensient Technologies Corp.	15,305	961,460
Stepan Co.	3,600	178,884
Trecora Resources*	3,438	42,597
Tredegar Corp.	8,700	118,494
Tronox Ltd., Class A(a)	11,384	44,511
Valhi, Inc.(a)	1,644	2,203
		8,055,412
Commercial Banks — 10.4%
1st Source Corp.	7,264	224,240
Access National Corp.(a)	1,032	21,115
American National Bankshares, Inc.	1,452	37,186
Ameris Bancorp(a)	8,213	279,160
AmeriServ Financial, Inc.	4,400	14,080
Arrow Financial Corp.(a)	2,750	74,718
Associated Banc-Corp.	38,953	730,369
Banc of California, Inc.	5,566	81,375
Bancfirst Corp.	3,000	175,860
Bancorp, Inc. (The)(a)*	8,408	53,559
Bancorpsouth, Inc.(a)	29,895	717,181
Bank of Hawaii Corp.(a)	13,708	862,233
Bank of the Ozarks, Inc.	23,278	1,151,330
BankUnited, Inc.	15,180	547,391
Banner Corp.	6,700	307,262
Bar Harbor Bankshares(a)	678	23,337
BBCN Bancorp, Inc.	19,638	338,166
Berkshire Hills Bancorp, Inc.	6,399	186,275
BNC Bancorp	2,203	55,912
Boston Private Financial Holdings, Inc.	21,569	244,592
Bridge Bancorp, Inc.	400	12,172
Bryn Mawr Bank Corp.	2,508	72,030
Camden National Corp.	2,000	88,180
Capital Bank Financial Corp., Class A	6,376	203,905
Capital City Bank Group, Inc.(a)	664	10,192
Cardinal Financial Corp.	8,280	188,370
Cascade Bancorp*	9,720	59,000
Cathay General Bancorp	21,914	686,566
Centerstate Banks, Inc.	9,586	150,021
Central Pacific Financial Corp.	7,849	172,835
Century Bancorp, Inc., Class A	200	8,692
Chemical Financial Corp.	7,629	261,446
Citizens & Northern Corp.	852	17,892
City Holding Co.	6,502	296,751
CNB Financial Corp.	1,780	32,093
CoBiz Financial, Inc.	8,151	109,386
Columbia Banking System, Inc.	14,910	484,724
Community Bank System, Inc.	9,634	384,782
Community Trust Bancorp, Inc.	4,947	172,947
Connectone Bancorp, Inc.	3,802	71,059
CU Bancorp*	600	15,216
Customers Bancorp, Inc.*	5,348	145,573
CVB Financial Corp.	28,201	477,161
Eagle Bancorp, Inc.(a)*	6,777	342,035
Enterprise Bancorp, Inc.(a)	300	6,855
Enterprise Financial Services Corp.	3,156	89,473
FCB Financial Holdings, Inc., Class A*	5,732	205,148
Fidelity Southern Corp.	4,616	102,983
Financial Institutions, Inc.	3,105	86,940
First Bancorp*	35,131	114,176
First Bancorp	3,400	63,716

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Bancorp, Inc.(a)	1,683	$34,451
First Busey Corp.	6,311	130,196
First Business Financial Services, Inc.	551	13,781
First Citizens Bancshares, Inc., Class A	295	76,160
First Commonwealth Financial Corp.	23,740	215,322
First Community Bancshares, Inc.	3,962	73,812
First Financial Bancorp	15,133	273,453
First Financial Bankshares, Inc.(a)	13,804	416,467
First Financial Corp.	2,698	91,651
First Horizon National Corp.	49,621	720,497
First Interstate Bancsystem, Inc.	5,224	151,862
First Merchants Corp.	8,330	211,749
First Midwest Bancorp, Inc.	18,632	343,388
First NBC Bank Holding Co.*	4,253	159,020
First Niagara Financial Group, Inc.	80,008	868,087
First of Long Island Corp. (The)(a)	136	4,080
FirstMerit Corp.	25,834	481,804
Flushing Financial Corp.	7,140	154,510
FNB Corp.	44,837	598,126
Fulton Financial Corp.	46,623	606,565
German American Bancorp, Inc.(a)	2,400	79,968
Glacier Bancorp, Inc.	19,481	516,831
Great Southern Bancorp, Inc.	3,025	136,912
Guaranty Bancorp	1,560	25,802
Hancock Holding Co.	16,638	418,778
Hanmi Financial Corp.	8,053	191,017
Heartland Financial USA, Inc.	5,400	169,344
Heritage Commerce Corp.	4,640	55,494
Heritage Financial Corp/WA	4,068	76,641
Heritage Oaks Bancorp	467	3,741
Hilltop Holdings, Inc.*	25,969	499,124
Home Bancshares, Inc.	18,138	734,952
HomeTrust Bancshares, Inc.*	701	14,195
Horizon Bancorp(a)	466	13,029
Iberiabank Corp.	9,378	516,447
Independent Bank Corp.	4,840	225,157
International Bancshares Corp.	15,750	404,775
Lakeland Bancorp, Inc.	6,732	79,370
Lakeland Financial Corp.	3,370	157,109
LegacyTexas Financial Group, Inc.	11,096	277,622
Macatawa Bank Corp.(a)	3,307	20,007
MainSource Financial Group, Inc.	4,530	103,646
MB Financial, Inc.(a)	19,316	625,259
MBT Financial Corp.*	5,012	34,232
Mercantile Bank Corp.	1,265	31,043
Merchants Bancshares, Inc.	1,081	34,041
Metro Bancorp, Inc.	4,280	134,306
Midsouth Bancorp, Inc.(a)	2,100	19,068
Monarch Financial Holdings, Inc.	921	16,569
National Bank Holdings Corp., Class A	5,759	123,070
National Penn Bancshares, Inc.	38,870	479,267
NBT Bancorp, Inc.	10,025	279,497
NewBridge Bancorp	3,549	43,227
Northrim Bancorp, Inc.	664	17,662
OFG Bancorp	12,417	90,892
Old National Bancorp	29,051	393,932
Opus Bank	2,152	79,559
Pacific Continental Corp.	3,047	45,339
Pacific Mercantile Bancorp*	2,500	17,775
Pacific Premier Bancorp, Inc.*	3,182	67,618
Park National Corp.	3,450	312,156
Park Sterling Corp.	6,835	50,032
Peapack Gladstone Financial Corp.(a)	1,668	34,394
Penns Woods Bancorp, Inc.(a)	476	20,211
Peoples Bancorp, Inc.(a)	2,300	43,332
Pinnacle Financial Partners, Inc.	9,240	474,566
Popular, Inc.	16,479	467,015
Preferred Bank/Los Angeles CA	1,791	59,139
Premier Financial Bancorp, Inc.	1,256	20,649
Private Bancorp, Inc.	19,760	810,555
Renasant Corp.	8,712	299,780
Republic Bancorp, Inc., Class A	7,344	193,955
S&T Bancorp, Inc.	8,302	255,868
Sandy Spring Bancorp, Inc.	6,300	169,848
Seacoast Banking Corp. of Florida*	5,291	79,259
Select Bancorp, Inc.*	200	1,618
ServisFirst Bancshares, Inc.(a)	2,300	109,319
Sierra Bancorp	2,405	42,448
Simmons First National Corp., Class A	5,764	296,039
South State Corp.	4,420	318,019
Southside Bancshares, Inc.	5,708	137,106
Southwest Bancorp, Inc.	3,700	64,676
State Bank Financial Corp.	4,771	100,334
Sterling Bancorp	32,230	522,771
Stock Yards Bancorp, Inc.	2,891	109,251
Suffolk Bancorp	3,195	90,578
Sun Bancorp, Inc.(a)*	1,133	23,385
Synovus Financial Corp.	15,759	510,276
Talmer Bancorp, Inc., Class A	12,496	226,303
TCF Financial Corp.	44,758	631,983
Texas Capital Bancshares, Inc.*	11,663	576,386
Tompkins Financial Corp.	2,420	135,907
TowneBank	5,769	120,399
Trico Bancshares	4,164	114,260
Trustmark Corp.(a)	17,352	399,790
UMB Financial Corp.(a)	11,656	542,587
Umpqua Holdings Corp.	11,276	179,288
Union Bankshares Corp.	9,688	244,525
United Bankshares, Inc.(a)	17,021	629,607
United Community Banks, Inc/GA	15,888	309,657
Univest Corp. of Pennsylvania	3,100	64,666
Valley National Bancorp(a)	51,071	503,049
Washington Trust Bancorp, Inc.(a)	3,000	118,560
Webster Financial Corp.	20,599	766,077
WesBanco, Inc.	8,410	252,468
West Bancorp, Inc.	4,412	87,137
Westamerica Bancorp(a)	6,329	295,881
Western Alliance Bancorp*	26,478	949,501
Wilshire Bancorp, Inc.	21,279	245,772
Wintrust Financial Corp.	11,283	547,451
Yadkin Financial Corp.(a)	4,325	108,860
		37,801,651
Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	13,762	391,804
ACCO Brands Corp.*	26,340	187,804
ARC Document Solutions, Inc.*	11,111	49,111
Brady Corp., Class A	11,602	266,614
Brink's Co. (The)	11,715	338,095
Casella Waste Systems, Inc., Class A*	12,740	76,185
Ceco Environmental Corp.	5,528	42,455
Civeo Corp.	7,095	10,075
Clean Harbors, Inc.(a)*	12,167	506,756
Command Security Corp.*	4,300	9,933
Covanta Holding Corp.(a)	31,607	489,592
Deluxe Corp.(a)	15,391	839,425
Ennis, Inc.	5,800	111,650
Essendant, Inc.	12,825	416,941
Fuel Tech, Inc.*	4,500	8,505
G&K Services, Inc., Class A	4,600	289,340

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Healthcare Services Group, Inc.(a)	9,349	$326,000
Heritage-Crystal Clean, Inc.*	712	7,547
Herman Miller, Inc.	14,286	410,008
HNI Corp.	11,460	413,248
Innerworkings, Inc.(a)*	6,281	47,108
Interface, Inc.	19,482	372,885
Intersections, Inc.(a)*	3,104	8,908
Kimball International, Inc., Class B	6,956	67,960
Knoll, Inc.	12,851	241,599
Matthews International Corp., Class A	8,044	429,952
Mcgrath Rentcorp	5,300	133,507
Mobile Mini, Inc.(a)	14,147	440,396
MSA Safety, Inc.	8,900	386,883
Multi-Color Corp.	4,321	258,439
NL Industries, Inc.*	5,586	16,981
Performant Financial Corp.*	11,831	21,177
Quad/Graphics, Inc.	2,944	27,379
R.R. Donnelley & Sons Co.(a)	15,923	234,387
SP Plus Corp.*	4,000	95,600
Steelcase, Inc., Class A	26,730	398,277
Team, Inc.*	5,800	185,368
Tetra Tech, Inc.	15,976	415,696
TRC Cos., Inc.*	7,000	64,750
UniFirst Corp.	3,000	312,600
US Ecology, Inc.	5,445	198,416
Versar, Inc.*	2,000	6,180
Viad Corp.	4,500	127,035
Virco Manufacturing Corp.*	2,494	8,305
West Corp.	17,056	367,898
		10,058,774
Communications Equipment — 1.9%
ADTRAN, Inc.	14,713	253,358
Alliance Fiber Optic Products, Inc.(a)	3,620	54,879
Bel Fuse, Inc., Class B	1,890	32,678
Black Box Corp.	3,700	35,261
CalAmp Corp.*	8,909	177,556
Calix, Inc.*	13,728	108,039
Ciena Corp.(a)*	22,629	468,194
Clearfield, Inc.(a)*	1,600	21,456
Communications Systems, Inc.	1,418	11,018
Comtech Telecommunications Corp.	4,325	86,889
Digi International, Inc.*	7,600	86,488
EMCORE Corp.*	4,428	27,144
Extreme Networks, Inc.*	21,668	88,406
Finisar Corp.*	25,900	376,586
Harmonic, Inc.(a)*	24,420	99,389
Infinera Corp.(a)*	20,851	377,820
InterDigital, Inc.(a)	9,322	457,151
Ixia*	18,986	235,996
KVH Industries, Inc.*	5,534	52,130
Lumentum Holdings, Inc.*	9,511	209,432
Netgear, Inc.*	8,512	356,738
NetScout Systems, Inc.*	9,870	303,009
Numerex Corp., Class A(a)*	2,359	15,145
Oclaro, Inc.*	3,313	11,529
Optical Cable Corp.	374	1,066
PC-Tel, Inc.	4,100	18,655
Plantronics, Inc.	13,293	630,354
Polycom, Inc.*	35,376	445,384
Relm Wireless Corp.*	2,000	7,880
Ruckus Wireless, Inc.*	4,264	45,668
ShoreTel, Inc.*	13,722	121,440
Sonus Networks, Inc.*	12,780	91,121
Tessco Technologies, Inc.	1,000	19,470
Ubiquiti Networks, Inc.(a)*	15,189	481,340
Viasat, Inc.(a)*	11,938	728,337
Viavi Solutions, Inc.(a)*	47,559	289,634
		6,826,640
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	22,715
Avid Technology, Inc.*	6,775	49,390
Concurrent Computer Corp.	1,362	6,742
Cray, Inc.*	9,970	323,526
Diebold, Inc.(a)	14,553	437,900
Electronics for Imaging, Inc.*	13,592	635,290
Imation Corp.(a)*	2,788	3,820
Immersion Corp.*	3,781	44,086
Intevac, Inc.*	4,883	22,999
Lexmark International, Inc., Class A	16,040	520,498
QLogic Corp.*	22,113	269,779
Super Micro Computer, Inc.*	11,510	282,110
Transact Technologies, Inc.	1,515	12,999
USA Technologies, Inc.(a)*	1,931	5,947
		2,637,801
Construction & Engineering — 1.2%
Aegion Corp.*	10,061	194,278
Ameresco, Inc., Class A*	4,779	29,869
Argan, Inc.	3,618	117,223
Comfort Systems USA, Inc.	8,930	253,791
Dycom Industries, Inc.*	9,800	685,608
EMCOR Group, Inc.	15,815	759,753
Furmanite Corp.*	10,379	69,124
Granite Construction, Inc.	9,422	404,298
Great Lakes Dredge & Dock Corp.*	15,377	60,893
KBR, Inc.	27,114	458,769
Layne Christensen Co.*	1,221	6,422
MasTec, Inc.*	22,810	396,438
MYR Group, Inc.*	6,488	133,718
Northwest Pipe Co.*	1,895	21,205
NV5 Global, Inc.*	426	9,363
Orion Marine Group, Inc.(a)*	5,671	23,648
Primoris Services Corp.(a)	16,878	371,822
Sterling Construction Co., Inc.*	3,741	22,745
Tutor Perini Corp.*	11,189	187,304
		4,206,271
Construction Materials — 0.2%
Eagle Materials, Inc.	4,039	244,077
Headwaters, Inc.*	19,917	336,000
United States Lime & Minerals, Inc.	1,679	92,278
US Concrete, Inc.(a)*	3,055	160,876
		833,231
Consumer Finance — 0.5%
Asta Funding, Inc.*	2,600	20,670
Atlanticus Holdings Corp.*	5,476	17,523
Cash America International, Inc.	7,015	210,099
Consumer Portfolio Services, Inc.*	7,272	37,742
Encore Capital Group, Inc.(a)*	6,224	180,994
Enova International, Inc.*	6,418	42,423
Ezcorp, Inc., Class A*	9,217	45,993
First Cash Financial Services, Inc.*	7,967	298,205
First Marblehead Corp. (The)*	1,803	7,591
Green Dot Corp., Class A*	12,631	207,401
Nelnet, Inc., Class A	10,109	339,359
PRA Group, Inc.(a)*	12,540	435,012
QC Holdings, Inc.	5,600	8,176
World Acceptance Corp.(a)*	3,636	134,896
		1,986,084

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.2%
AEP Industries, Inc.*	1,000	$77,150
Graphic Packaging Holding Co.	6,882	88,296
Greif, Inc., Class A(a)	4,826	148,689
Greif, Inc., Class B(a)	42	1,796
Myers Industries, Inc.	8,017	106,787
Silgan Holdings, Inc.	4,144	222,616
		645,334
Distributors — 0.4%
Core-Mark Holding Co., Inc.(a)	5,749	471,073
Pool Corp.	13,286	1,073,243
VOXX International Corp.*	4,800	25,248
Weyco Group, Inc.(a)	690	18,465
		1,588,029
Diversified Consumer Services — 1.0%
American Public Education, Inc.*	3,569	66,419
Apollo Education Group, Inc.*	24,712	189,541
Ascent Capital Group, Inc., Class A(a)*	2,620	43,806
Bridgepoint Education, Inc.*	11,558	87,956
Bright Horizons Family Solutions, Inc.*	5,552	370,874
Cambium Learning Group, Inc.*	1,370	6,644
Capella Education Co.	2,200	101,684
Career Education Corp.(a)*	17,065	61,946
Carriage Services, Inc.(a)	5,101	122,934
Collectors Universe, Inc.(a)	1,242	19,251
DeVry Education Group, Inc.(a)	15,913	402,758
Grand Canyon Education, Inc.*	13,673	548,561
Houghton Mifflin Harcourt Co.*	29,496	642,423
K12, Inc.*	7,149	62,911
Regis Corp.*	12,373	175,078
Sotheby's, Class A(a)	16,704	430,295
Spectrum Group International, Inc.*	7	4,358
Strayer Education, Inc.(a)*	2,275	136,773
Universal Technical Institute, Inc.	5,900	27,494
		3,501,706
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.(a)	650	12,480
Gain Capital Holdings, Inc.	8,775	71,165
MarketAxess Holdings, Inc.	11,093	1,237,868
Marlin Business Services Corp.	2,800	44,968
Morningstar, Inc.	164	13,187
NewStar Financial, Inc.*	13,144	118,033
Pico Holdings, Inc.*	2,982	30,774
Resource America, Inc., Class A	5,298	32,477
		1,560,952
Diversified Telecommunication Services — 0.6%
8x8, Inc.*	3,573	40,911
Alaska Communications Systems Group, Inc.*	2,448	4,284
Atlantic Tele-Network, Inc.	3,600	281,628
Cincinnati Bell, Inc.*	51,900	186,840
Cogent Communications Holdings, Inc.(a)	11,951	414,580
Consolidated Communications Holdings, Inc.(a)	13,459	281,966
FairPoint Communications, Inc.*	2,220	35,675
General Communication, Inc., Class A*	14,261	282,083
Hawaiian Telcom Holdco, Inc.*	187	4,649
IDT Corp., Class B	7,234	84,348
Inteliquent, Inc.	8,954	159,113
Intelsat SA(a)*	9,141	38,027
Lumos Networks Corp.	5,326	59,651
Orbcomm, Inc.(a)*	15,007	108,651
Straight Path Communications, Inc., Class B(a)*	3,617	61,995
Vonage Holdings Corp.*	52,898	303,634
		2,348,035
Electric Utilities — 1.6%
Allete, Inc.	11,617	590,492
Avangrid, Inc.*	14,522	557,645
Cleco Corp.	10,695	558,386
El Paso Electric Co.	11,005	423,692
Empire District Electric Co. (The)	11,448	321,345
Genie Energy Ltd., Class B(a)	4,900	54,635
Hawaiian Electric Industries, Inc.	18,884	546,692
IDACORP, Inc.(a)	11,549	785,332
MGE Energy, Inc.	7,073	328,187
Otter Tail Corp.	8,077	215,091
PNM Resources, Inc.	21,371	653,311
Portland General Electric Co.	18,737	681,465
Unitil Corp.	2,375	85,215
		5,801,488
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	1,600	41,888
AZZ, Inc.	6,246	347,090
Babcock & Wilcox Enterprises, Inc.*	2,894	60,398
Encore Wire Corp.	5,600	207,704
EnerSys	12,221	683,520
Espey Manufacturing & Electronics Corp.	565	14,701
Franklin Electric Co., Inc.(a)	13,269	358,661
Generac Holdings, Inc.(a)*	15,486	461,018
General Cable Corp.	11,120	149,342
Global Power Equipment Group, Inc.	3,290	11,449
LSI Industries, Inc.	4,900	59,731
Orion Energy Systems, Inc.*	3,100	6,727
Powell Industries, Inc.	2,600	67,678
PowerSecure International, Inc.*	5,500	82,775
Preformed Line Products Co.(a)	850	35,785
Regal Beloit Corp.	1,419	83,040
SL Industries, Inc.*	986	31,434
Thermon Group Holdings, Inc.*	8,204	138,812
Ultralife Corp.*	3,600	23,256
Vicor Corp.*	7,856	71,647
		2,936,656
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	4,296
Agilysys, Inc.*	6,358	63,516
Anixter International, Inc.*	8,951	540,551
AVX Corp.	8,383	101,770
Badger Meter, Inc.(a)	3,000	175,770
Belden, Inc.	13,079	623,607
Benchmark Electronics, Inc.*	6,901	142,644
Checkpoint Systems, Inc.	9,937	62,305
Cognex Corp.	9,624	325,002
Coherent, Inc.*	6,500	423,215
CTS Corp.	9,329	164,564
Daktronics, Inc.	10,992	95,850
DTS, Inc.*	4,196	94,746
Electro Rent Corp.	6,482	59,634
Electro Scientific Industries, Inc.	7,067	36,678
ePlus, Inc.*	1,200	111,912
Fabrinet*	9,194	219,001
FARO Technologies, Inc.(a)*	3,877	114,449
FEI Co.	3,142	250,700
Frequency Electronics, Inc.*	1,400	14,868
GSI Group, Inc.*	4,922	67,038
I.D. Systems, Inc.(a)*	2,750	12,650

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
IEC Electronics Corp.*	800	$2,608
II-VI, Inc.*	21,222	393,880
Insight Enterprises, Inc.*	10,250	257,480
IntriCon Corp.*	1,000	7,580
Itron, Inc.(a)*	9,844	356,156
Kemet Corp.*	8,936	21,178
Key Tronic Corp.*	1,700	12,920
Kimball Electronics, Inc.*	5,216	57,324
Knowles Corp.(a)*	11,920	158,894
Littelfuse, Inc.	6,629	709,369
LoJack Corp.*	3,166	17,603
Maxwell Technologies, Inc.*	7,005	50,016
Mercury Systems, Inc.*	8,267	151,782
Mesa Laboratories, Inc.(a)	860	85,570
Methode Electronics, Inc.	11,077	352,581
MOCON, Inc.	600	8,724
MTS Systems Corp.	3,800	240,958
Multi-Fineline Electronix, Inc.*	6,500	134,420
NAPCO Security Technologies, Inc.*	4,850	28,615
Newport Corp.*	11,000	174,570
OSI Systems, Inc.*	5,346	473,976
PAR Technology Corp.*	3,000	20,190
Park Electrochemical Corp.	4,194	63,162
PC Connection, Inc.	6,200	140,368
PCM, Inc.*	2,200	21,846
Perceptron, Inc.(a)*	1,100	8,569
Plexus Corp.*	9,556	333,695
Radisys Corp.*	8,500	23,545
RealD, Inc.*	9,651	101,818
Richardson Electronics Ltd.	2,700	15,309
Rofin-Sinar Technologies, Inc.*	6,296	168,607
Rogers Corp.*	3,742	192,975
Sanmina Corp.*	21,944	451,607
Scansource, Inc.*	6,290	202,664
SYNNEX Corp.	9,728	874,839
Tech Data Corp.*	9,625	638,907
TTM Technologies, Inc.*	20,635	134,334
Universal Display Corp.(a)*	1,034	56,291
Vishay Intertechnology, Inc.(a)	36,811	443,573
Vishay Precision Group, Inc.*	4,187	47,397
Wayside Technology Group, Inc.	315	5,777
		11,346,443
Energy Equipment & Services — 1.4%
Archrock, Inc.	20,013	150,498
Atwood Oceanics, Inc.(a)	9,099	93,083
Basic Energy Services, Inc.(a)*	11,847	31,750
Bristow Group, Inc.(a)	9,706	251,386
C&J Energy Services Ltd.(a)*	12,147	57,820
CARBO Ceramics, Inc.(a)	4,505	77,486
Dawson Geophysical Co.*	4,211	14,570
Diamond Offshore Drilling, Inc.	2,494	52,623
Dril-Quip, Inc.*	8,636	511,510
ENGlobal Corp.*	2,100	2,037
Era Group, Inc.*	5,219	58,192
Exterran Corp.*	10,006	160,596
Forum Energy Technologies, Inc.*	11,257	140,262
Geospace Technologies Corp.(a)*	2,574	36,216
Gulf Island Fabrication, Inc.	3,600	37,656
Gulfmark Offshore, Inc., Class A(a)	6,282	29,337
Helix Energy Solutions Group, Inc.*	29,507	155,207
Hornbeck Offshore Services, Inc.(a)*	9,178	91,229
ION Geophysical Corp.*	43,775	22,023
Matrix Service Co.*	7,238	148,669
McDermott International, Inc.(a)*	51,671	173,098
Mitcham Industries, Inc.(a)*	2,601	7,829
Natural Gas Services Group, Inc.*	2,500	55,750
Newpark Resources, Inc.*	23,432	123,721
Noble Corp. PLC(a)	13,137	138,595
Oil States International, Inc.*	4,777	130,173
Pacific Drilling SA*	5,084	4,271
Parker Drilling Co.*	28,864	52,533
Patterson-UTI Energy, Inc.	21,554	325,034
PHI, Inc.*	2,300	37,743
Pioneer Energy Services Corp.*	14,380	31,205
RigNet, Inc.*	3,277	67,801
Rowan Cos. PLC, Class A(a)	20,417	346,068
RPC, Inc.(a)	28,654	342,415
SEACOR Holdings, Inc.(a)*	5,019	263,799
Seventy Seven Energy, Inc.(a)*	4,979	5,228
Steel Excel, Inc.*	2,972	43,718
Superior Energy Services, Inc.	9,040	121,769
Tesco Corp.	7,514	54,401
Tetra Technologies, Inc.*	17,573	132,149
Tidewater, Inc.(a)	7,841	54,573
Unit Corp.(a)*	6,472	78,958
US Silica Holdings, Inc.	13,049	244,408
		4,957,389
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)(a)	8,373	264,838
Casey's General Stores, Inc.	9,878	1,189,805
Chefs' Warehouse Inc. (The)(a)*	4,274	71,290
Fresh Market, Inc. (The)(a)*	11,040	258,557
Ingles Markets, Inc., Class A	2,846	125,452
Liberator Medical Holdings, Inc.(a)	2,420	8,083
Natural Grocers by Vitamin Cottage, Inc.(a)*	2,050	41,759
PriceSmart, Inc.(a)	7,615	631,969
SpartanNash Co.	9,360	202,550
SUPERVALU, Inc.*	70,022	474,749
United Natural Foods, Inc.(a)*	5,073	199,673
Village Super Market, Inc., Class A	1,118	29,459
Weis Markets, Inc.	6,390	283,077
		3,781,261
Food Products — 2.2%
B&G Foods, Inc.	14,705	514,969
Boulder Brands, Inc.*	16,615	182,433
Cal-Maine Foods, Inc.(a)	10,494	486,292
Calavo Growers, Inc.	5,041	247,009
Coffee Holding Co., Inc.*	600	2,310
Darling Ingredients, Inc.*	37,935	399,076
Dean Foods Co.(a)	24,914	427,275
Diamond Foods, Inc.*	6,580	253,659
Farmer Bros. Co.*	3,200	103,264
Fresh Del Monte Produce, Inc.(a)	17,012	661,427
Inventure Foods, Inc.(a)*	3,661	25,993
J&J Snack Foods Corp.	4,900	571,683
John B. Sanfilippo & Son, Inc.	2,650	143,180
Lancaster Colony Corp.	7,094	819,073
Landec Corp.*	9,074	107,345
Lifeway Foods, Inc.*	3,800	42,180
Omega Protein Corp.*	5,237	116,261
Post Holdings, Inc.(a)*	12,146	749,408
Rocky Mountain Chocolate Factory, Inc.	1,260	13,545
Sanderson Farms, Inc.(a)	6,880	533,338
Scheid Vineyards, Inc., Class A*	20	643
Seneca Foods Corp., Class A*	1,249	36,196
Snyders-Lance, Inc.	16,939	581,008
Tootsie Roll Industries, Inc.(a)	7,511	237,272

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
TreeHouse Foods, Inc.*	7,856	$616,382
		7,871,221
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	3,064	173,882
Delta Natural Gas Co., Inc.	400	8,396
Gas Natural, Inc.	836	6,228
Laclede Group, Inc. (The)	11,344	673,947
New Jersey Resources Corp.	21,532	709,695
Northwest Natural Gas Co.(a)	6,553	331,647
ONE Gas, Inc.(a)	13,428	673,683
Piedmont Natural Gas Co., Inc.	19,982	1,139,374
RGC Resources, Inc.	400	8,420
South Jersey Industries, Inc.	17,084	401,816
Southwest Gas Corp.	11,874	654,970
WGL Holdings, Inc.	12,554	790,776
		5,572,834
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.(a)	5,104	284,191
Alere, Inc.*	13,837	540,888
Analogic Corp.(a)	3,627	299,590
Angiodynamics, Inc.*	8,705	105,679
Anika Therapeutics, Inc.*	4,100	156,456
Atrion Corp.(a)	566	215,759
Bovie Medical Corp.*	4,900	10,290
Cantel Medical Corp.	10,310	640,663
Conmed Corp.	7,150	314,958
CryoLife, Inc.	7,199	77,605
Cutera, Inc.*	2,299	29,404
Cynosure, Inc., Class A*	6,160	275,167
Exactech, Inc.*	2,535	46,010
Globus Medical, Inc., Class A(a)*	18,325	509,801
Greatbatch, Inc.*	7,181	377,002
Haemonetics Corp.*	12,126	390,942
Halyard Health, Inc.(a)*	2,435	81,353
Hill-Rom Holdings, Inc.	15,133	727,292
ICU Medical, Inc.*	4,198	473,450
Inogen, Inc.*	3,628	145,447
Integra LifeSciences Holdings Corp.*	8,892	602,700
Invacare Corp.	7,217	125,504
Iridex Corp.*	671	6,234
LeMaitre Vascular, Inc.	6,218	107,261
LivaNova PLC*	6,138	364,413
Masimo Corp.*	13,405	556,442
Meridian Bioscience, Inc.(a)	9,934	203,846
Merit Medical Systems, Inc.*	11,860	220,477
Misonix, Inc.*	2,200	20,658
Natus Medical, Inc.*	8,702	418,131
Neogen Corp.*	8,095	457,529
NuVasive, Inc.*	11,981	648,292
OraSure Technologies, Inc.(a)*	9,164	59,016
Orthofix International NV*	3,915	153,507
Quidel Corp.(a)*	8,803	186,624
RTI Surgical, Inc.*	13,049	51,805
SeaSpine Holdings Corp.*	2,964	50,922
Span-America Medical Systems, Inc.(a)	500	9,925
SurModics, Inc.*	3,700	74,999
Symmetry Surgical, Inc.*	2,210	20,332
Utah Medical Products, Inc.(a)	831	48,647
Vascular Solutions, Inc.*	6,160	211,842
West Pharmaceutical Services, Inc.	839	50,525
Wright Medical Group NV*	7,301	176,538
		10,528,116
Health Care Providers & Services — 3.2%
Aceto Corp.(a)	8,918	240,608
Addus HomeCare Corp.*	1,435	33,407
Adeptus Health, Inc., Class A(a)*	2,200	119,944
Air Methods Corp.(a)*	10,444	437,917
Alliance HealthCare Services, Inc.*	190	1,744
Almost Family, Inc.*	1,325	50,655
Amedisys, Inc.(a)*	7,641	300,444
AMN Healthcare Services, Inc.*	12,834	398,496
Amsurg Corp.*	11,477	872,252
BioScrip, Inc.(a)*	18,019	31,533
BioTelemetry, Inc.*	8,270	96,594
Capital Senior Living Corp.*	9,398	196,042
Chemed Corp.(a)	6,067	908,837
Corvel Corp.*	5,100	223,992
Cross Country Healthcare, Inc.*	3,500	57,365
Digirad Corp.	2,100	12,159
Ensign Group, Inc. (The)	12,996	294,100
ExamWorks Group, Inc.(a)*	9,694	257,860
Five Star Quality Care, Inc.*	6,584	20,937
Genesis Healthcare, Inc.*	4,555	15,806
Hanger, Inc.*	9,832	161,736
Health Net, Inc.*	21,649	1,482,091
HealthSouth Corp.	1,767	61,509
Healthways, Inc.(a)*	9,735	125,289
Kindred Healthcare, Inc.	17,194	204,781
Landauer, Inc.(a)	300	9,876
LHC Group, Inc.*	3,800	172,102
LifePoint Health, Inc.*	11,638	854,229
Magellan Health, Inc.*	10,302	635,221
Medcath Corp.§(b)*	3,122	—
Molina Healthcare, Inc.(a)*	10,975	659,927
National Healthcare Corp.(a)	3,000	185,100
National Research Corp., Class A(a)	4,425	70,977
National Research Corp., Class B	737	26,399
Nobilis Health Corp.(a)*	1,318	3,717
Owens & Minor, Inc.(a)	19,632	706,359
PharMerica Corp.*	7,236	253,260
Providence Service Corp. (The)*	4,498	211,046
RadNet, Inc.*	9,750	60,255
Select Medical Holdings Corp.(a)	35,178	418,970
Surgical Care Affiliates, Inc.*	8,633	343,680
Triple-S Management Corp., Class B*	5,369	128,373
U.S. Physical Therapy, Inc.(a)	2,650	142,252
Universal American Corp.(a)	17,673	123,711
WellCare Health Plans, Inc.*	2,463	192,631
		11,804,183
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	46,150	709,787
Arrhythmia Research Technology, Inc.*	200	1,096
Computer Programs & Systems, Inc.(a)	2,670	132,832
HealthStream, Inc.*	6,062	133,364
HMS Holdings Corp.*	23,852	294,334
MedAssets, Inc.*	15,666	484,706
Omnicell, Inc.*	8,824	274,250
Quality Systems, Inc.	15,913	256,518
Simulations Plus, Inc.	902	8,939
		2,295,826
Hotels, Restaurants & Leisure — 4.7%
Belmond Ltd., Class A*	24,303	230,879
Biglari Holdings, Inc.*	1	326
BJ's Restaurants, Inc.(a)*	7,283	316,592
Bloomin' Brands, Inc.	29,363	495,941
Bob Evans Farms, Inc.	8,100	314,685
Boyd Gaming Corp.(a)*	12,218	242,772

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Bravo Brio Restaurant Group, Inc.*	4,343	$39,087
Brinker International, Inc.	14,448	692,782
Buffalo Wild Wings, Inc.(a)*	5,278	842,633
Carrols Restaurant Group, Inc.*	8,600	100,964
Cheesecake Factory, Inc. (The)(a)	15,557	717,333
Choice Hotels International, Inc.	13,792	695,255
Churchill Downs, Inc.	3,476	491,819
Chuy's Holdings, Inc.(a)*	3,442	107,872
ClubCorp Holdings, Inc.	13,876	253,515
Cracker Barrel Old Country Store, Inc.(a)	6,008	761,995
Del Frisco's Restaurant Group, Inc.*	5,669	90,817
Denny's Corp.*	20,830	204,759
Diamond Resorts International, Inc.(a)*	17,046	434,843
DineEquity, Inc.(a)	5,483	464,246
Dover Motorsports, Inc.(a)	4,000	9,320
Famous Dave's of America, Inc.(a)*	2,145	14,886
Fiesta Restaurant Group, Inc.(a)*	8,023	269,573
Gaming Partners International Corp.*	1,300	11,544
International Speedway Corp., Class A	7,848	264,635
Interval Leisure Group, Inc.(a)	19,489	304,223
Intrawest Resorts Holdings, Inc.*	831	6,498
Isle of Capri Casinos, Inc.*	5,718	79,652
Jack in the Box, Inc.	11,878	911,161
Jamba, Inc.(a)*	4,407	59,450
Kona Grill, Inc.(a)*	1,540	24,424
Krispy Kreme Doughnuts, Inc.*	17,981	270,974
La Quinta Holdings, Inc.*	25,321	344,619
Luby's, Inc.*	7,260	32,452
Marcus Corp. (The)	4,500	85,365
Marriott Vacations Worldwide Corp.	8,070	459,586
Monarch Casino & Resort, Inc.*	3,784	85,972
Nathan's Famous, Inc.	1,385	71,411
Papa John's International, Inc.(a)	12,658	707,202
Papa Murphy's Holdings, Inc.(a)*	672	7,567
Penn National Gaming, Inc.(a)*	8,352	133,799
Pinnacle Entertainment, Inc.*	15,578	484,787
Popeyes Louisiana Kitchen, Inc.*	7,361	430,618
Potbelly Corp.(a)*	932	10,914
RCI Hospitality Holdings, Inc.*	2,209	22,068
Red Lion Hotels Corp.*	4,500	31,545
Red Robin Gourmet Burgers, Inc.(a)*	4,100	253,134
Ruby Tuesday, Inc.*	16,960	93,450
Ruth's Hospitality Group, Inc.	9,943	158,293
Scientific Games Corp., Class A(a)*	11,235	100,778
SeaWorld Entertainment, Inc.(a)	18,699	368,183
Sonic Corp.	13,946	450,595
Speedway Motorsports, Inc.	10,200	211,344
Texas Roadhouse, Inc.	20,624	737,720
Town Sports International Holdings, Inc.(a)*	8,000	9,520
Vail Resorts, Inc.	8,794	1,125,544
Wendy's Co. (The)(a)	71,093	765,672
		16,907,593
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	2,600	65,208
Beazer Homes USA, Inc.(a)*	1,643	18,878
CalAtlantic Group, Inc.	11,317	429,141
California Coastal Communities, Inc.§(b)*	1,800	—
Cavco Industries, Inc.*	1,100	91,641
Century Communities, Inc.*	614	10,874
CSS Industries, Inc.	2,100	59,598
Dixie Group, Inc. (The)*	1,200	6,276
Ethan Allen Interiors, Inc.(a)	6,796	189,065
Flexsteel Industries, Inc.	1,013	44,754
Green Brick Partners, Inc.*	2,837	20,426
Helen of Troy Ltd.(a)*	7,429	700,183
Hooker Furniture Corp.	2,500	63,100
Installed Building Products, Inc.(a)*	6,010	149,228
iRobot Corp.(a)*	6,627	234,596
KB Home(a)	22,962	283,121
La-Z-Boy, Inc.	12,996	317,362
Libbey, Inc.	8,262	176,146
Lifetime Brands, Inc.	3,200	42,432
M.D.C. Holdings, Inc.(a)	11,822	301,816
M/I Homes, Inc.*	5,641	123,651
Meritage Homes Corp.*	10,796	366,956
NACCO Industries, Inc., Class A	1,000	42,200
Orleans Homebuilders, Inc.§(a)(b)*	4,953	—
Skullcandy, Inc.*	6,327	29,927
Stanley Furniture Co., Inc.*	927	2,586
Taylor Morrison Home Corp., Class A*	7,918	126,688
Tempur Sealy International, Inc.*	10,591	746,242
TRI Pointe Group, Inc.*	30,763	389,767
Tupperware Brands Corp.(a)	10,626	591,337
Universal Electronics, Inc.*	3,832	196,773
WCI Communities, Inc.*	1,041	23,194
William Lyon Homes, Class A(a)*	4,109	67,799
ZAGG, Inc.*	6,699	73,287
		5,984,252
Household Products — 0.3%
Central Garden & Pet Co.*	3,317	44,846
Central Garden & Pet Co., Class A*	7,899	107,426
HRG Group, Inc.*	31,309	424,550
Orchids Paper Products Co.(a)	1,716	53,059
WD-40 Co.	5,000	493,250
		1,123,131
Independent Power Producers & Energy Traders — 0.2%
Ormat Technologies, Inc.	6,513	237,529
Pattern Energy Group, Inc.(a)	15,022	314,110
		551,639
Industrial Conglomerates — 0.0%
Raven Industries, Inc.(a)	10,531	164,284
Insurance — 4.7%
Ambac Financial Group, Inc.*	11,615	163,655
American Equity Investment Life Holding Co.(a)	20,884	501,843
American National Insurance Co.	63	6,443
AMERISAFE, Inc.	4,900	249,410
Amtrust Financial Services, Inc.	258	15,888
Argo Group International Holdings Ltd.	8,419	503,793
Aspen Insurance Holdings Ltd.	19,284	931,417
Baldwin & Lyons, Inc., Class B	1,818	43,687
Citizens, Inc., Class A(a)*	11,958	88,848
CNO Financial Group, Inc.(a)	53,833	1,027,672
Crawford & Co., Class A	10,528	53,377
Crawford & Co., Class B	3,991	21,192
Donegal Group, Inc., Class A	4,648	65,444
eHealth, Inc.*	2,142	21,377
EMC Insurance Group, Inc.	5,700	144,210
Employers Holdings, Inc.	8,660	236,418
Endurance Specialty Holdings Ltd.	16,133	1,032,351
Enstar Group Ltd.(a)*	2,624	393,705
FBL Financial Group, Inc., Class A	6,600	420,024
Federated National Holding Co.	2,784	82,295
Fidelity & Guaranty Life	263	6,672
First Acceptance Corp.*	15,539	36,983
First American Financial Corp.(a)	14,418	517,606
See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Global Indemnity PLC*	3,524	$102,266
Greenlight Capital Re Ltd., Class A*	7,410	138,641
Hallmark Financial Services, Inc.*	5,700	66,633
Hanover Insurance Group, Inc. (The)	11,305	919,549
HCI Group, Inc.(a)	3,748	130,618
Heritage Insurance Holdings, Inc.(a)	1,904	41,545
Horace Mann Educators Corp.	12,678	420,656
Independence Holding Co.(a)	3,520	48,752
Infinity Property & Casualty Corp.	4,300	353,589
Investors Title Co.	292	28,266
Kemper Corp.	15,116	563,071
Maiden Holdings Ltd.(a)	18,753	279,607
MBIA, Inc.(a)*	50,611	327,959
Mercury General Corp.(a)	14,040	653,843
National General Holdings Corp.	11,869	259,456
National Interstate Corp.(a)	5,293	141,323
Navigators Group, Inc. (The)*	3,600	308,844
OneBeacon Insurance Group Ltd., Class A	6,225	77,252
Primerica, Inc.(a)	13,776	650,641
ProAssurance Corp.	11,624	564,113
RLI Corp.	13,400	827,450
Safety Insurance Group, Inc.	4,269	240,686
Selective Insurance Group, Inc.	13,673	459,139
StanCorp Financial Group, Inc.	10,152	1,156,110
State Auto Financial Corp.	9,900	203,841
Stewart Information Services Corp.	5,055	188,703
Symetra Financial Corp.	28,069	891,752
Unico American Corp.*	1,700	16,864
United Fire Group, Inc.	6,100	233,691
United Insurance Holdings Corp.(a)	4,721	80,729
Universal Insurance Holdings, Inc.(a)	12,620	292,532
		17,232,431
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A(a)*	8,837	64,333
Blue Nile, Inc.*	2,642	98,097
CafePress, Inc.(a)*	2,322	8,917
EVINE Live, Inc.(a)*	11,608	20,662
Expedia, Inc.	448	55,686
FTD Cos., Inc.*	5,417	141,763
Gaiam, Inc., Class A*	2,400	14,976
HSN, Inc.	13,151	666,361
Liberty TripAdvisor Holdings, Inc., Class A*	7,455	226,185
NutriSystem, Inc.	7,768	168,100
Overstock.com, Inc.*	4,154	51,011
PetMed Express, Inc.(a)	5,572	95,504
Shutterfly, Inc.(a)*	10,368	461,998
US Auto Parts Network, Inc.*	6,100	17,934
		2,091,527
Internet Software & Services — 1.6%
Actua Corp.*	9,386	107,470
Angie's List, Inc.*	4,421	41,336
Bankrate, Inc.*	5,707	75,903
Benefitfocus, Inc.(a)*	283	10,298
Blucora, Inc.*	9,571	93,796
Cimpress NV(a)*	6,915	561,083
Constant Contact, Inc.*	7,178	209,885
Demand Media, Inc.(a)*	803	4,416
DHI Group, Inc.*	15,328	140,558
EarthLink Holdings Corp.	26,274	195,216
Endurance International Group Holdings, Inc.(a)*	2,033	22,221
Envestnet, Inc.*	8,051	240,322
GrubHub, Inc.(a)*	7,146	172,933
GTT Communications, Inc.(a)*	7,000	119,420
Internap Corp.(a)*	14,992	95,949
IntraLinks Holdings, Inc.*	13,169	119,443
Inuvo, Inc.*	3,400	9,180
j2 Global, Inc.(a)	15,473	1,273,737
Limelight Networks, Inc.*	19,837	28,962
Liquidity Services, Inc.*	2,394	15,561
Monster Worldwide, Inc.(a)*	23,472	134,495
NIC, Inc.	16,603	326,747
QuinStreet, Inc.*	9,301	39,901
Qumu Corp.*	3,400	9,214
RealNetworks, Inc.*	11,295	48,004
Reis, Inc.	2,638	62,600
RetailMeNot, Inc.*	7,590	75,293
SciQuest, Inc.*	865	11,219
Shutterstock, Inc.(a)*	8,258	267,064
Stamps.com, Inc.*	4,466	489,518
support.com, Inc.*	1,350	1,364
TechTarget, Inc.*	3,038	24,395
Travelzoo, Inc.(a)*	2,482	20,774
United Online, Inc.*	3,293	38,824
Web.com Group, Inc.*	14,150	283,141
WebMD Health Corp.*	9,769	471,843
XO Group, Inc.*	6,500	104,390
		5,946,475
IT Services — 3.0%
Acxiom Corp.*	21,239	444,320
Blackhawk Network Holdings, Inc.*	13,958	617,083
CACI International, Inc., Class A*	6,200	575,236
Cardtronics, Inc.(a)*	13,035	438,628
Cass Information Systems, Inc.(a)	1,793	92,268
Ciber, Inc.*	17,360	60,934
Computer Task Group, Inc.	4,027	26,659
Convergys Corp.(a)	26,518	660,033
CoreLogic, Inc.*	22,522	762,595
CSG Systems International, Inc.(a)	9,625	346,308
Datalink Corp.*	7,595	51,646
Edgewater Technology, Inc.*	2,300	18,423
EPAM Systems, Inc.*	11,870	933,219
Euronet Worldwide, Inc.*	13,882	1,005,473
Everi Holdings, Inc.*	16,896	74,173
ExlService Holdings, Inc.*	9,262	416,142
Forrester Research, Inc.	8,761	249,513
Hackett Group, Inc. (The)	8,900	143,023
Heartland Payment Systems, Inc.	9,697	919,470
Higher One Holdings, Inc.*	5,757	18,653
Innodata, Inc.*	5,684	16,199
Leidos Holdings, Inc.	10,580	595,231
Lionbridge Technologies, Inc.*	14,462	71,008
Mantech International Corp., Class A	5,860	177,206
ModusLink Global Solutions, Inc.(a)*	6,850	16,988
MoneyGram International, Inc.*	8,862	55,565
NCI, Inc., Class A	134	1,829
Perficient, Inc.*	7,956	136,207
PFSweb, Inc.*	4,255	54,762
Planet Payment, Inc.*	4,383	13,368
PRGX Global, Inc.*	4,649	17,294
Science Applications International Corp.	11,148	510,355
SYKES Enterprises, Inc.*	11,744	361,480
TeleTech Holdings, Inc.	17,188	479,717
Unisys Corp.(a)*	13,257	146,490
VeriFone Systems, Inc.*	522	14,626
Virtusa Corp.(a)*	8,976	371,068
		10,893,192

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products — 0.5%
Arctic Cat, Inc.(a)	3,625	$59,377
Black Diamond, Inc.(a)*	1,900	8,398
Callaway Golf Co.	19,865	187,128
Escalade, Inc.(a)	1,950	25,837
Jakks Pacific, Inc.(a)*	5,129	40,827
Johnson Outdoors, Inc., Class A	1,000	21,890
Marine Products Corp.	8,414	50,821
Nautilus, Inc.*	8,479	141,769
Smith & Wesson Holding Corp.*	11,555	253,979
Sturm Ruger & Co., Inc.	6,113	364,396
Vista Outdoor, Inc.*	12,035	535,678
		1,690,100
Life Sciences Tools & Services — 0.9%
Affymetrix, Inc.*	18,347	185,121
Albany Molecular Research, Inc.(a)*	8,825	175,176
Bruker Corp.*	27,505	667,546
Cambrex Corp.*	7,454	351,009
Charles River Laboratories International, Inc.*	13,644	1,096,841
Enzo Biochem, Inc.*	3,616	16,272
Harvard Bioscience, Inc.(a)*	10,123	35,127
Luminex Corp.*	10,896	233,066
Parexel International Corp.*	7,008	477,385
Sequenom, Inc.(a)*	3,181	5,217
		3,242,760
Machinery — 3.9%
Accuride Corp.*	9,955	16,525
Actuant Corp., Class A	16,593	397,568
Alamo Group, Inc.	2,600	135,460
Albany International Corp., Class A	7,900	288,745
Altra Industrial Motion Corp.	9,567	239,940
American Railcar Industries, Inc.(a)	5,900	273,052
Astec Industries, Inc.	4,561	185,633
Barnes Group, Inc.	17,454	617,697
Blount International, Inc.*	13,651	133,916
Briggs & Stratton Corp.(a)	11,874	205,420
Chart Industries, Inc.*	6,257	112,376
CIRCOR International, Inc.	4,348	183,268
CLARCOR, Inc.	11,968	594,570
Columbus McKinnon Corp.	4,066	76,847
Commercial Vehicle Group, Inc.*	5,920	16,339
Crane Co.	7,187	343,826
Douglas Dynamics, Inc.(a)	5,987	126,146
Dynamic Materials Corp.	2,800	19,572
Eastern Co. (The)	500	9,375
Energy Recovery, Inc.(a)*	3,627	25,643
EnPro Industries, Inc.	6,545	286,933
ESCO Technologies, Inc.	5,761	208,203
Federal Signal Corp.	16,169	256,279
FreightCar America, Inc.	2,400	46,632
Global Brass & Copper Holdings, Inc.	5,467	116,447
Gorman-Rupp Co. (The)(a)	5,455	145,812
Graham Corp.	1,900	31,958
Greenbrier Cos., Inc. (The)(a)	6,690	218,228
Hardinge, Inc.	1,500	13,980
Harsco Corp.	19,401	152,880
Hillenbrand, Inc.	18,458	546,911
Hurco Cos., Inc.	1,000	26,560
Hyster-Yale Materials Handling, Inc.	2,000	104,900
ITT Corp.	6,173	224,203
John Bean Technologies Corp.	8,769	436,959
Kadant, Inc.	3,400	138,074
Kennametal, Inc.	14,118	271,066
Key Technology, Inc.*	1,100	11,407
LB Foster Co., Class A(a)	1,776	24,260
Lindsay Corp.(a)	2,399	173,688
Lydall, Inc.*	3,767	133,653
Manitex International, Inc.(a)*	1,300	7,735
Manitowoc Co., Inc. (The)	32,658	501,300
Meritor, Inc.*	26,078	217,751
Mfri, Inc.*	1,900	12,426
Miller Industries, Inc.	2,958	64,425
Mueller Industries, Inc.	17,150	464,765
Mueller Water Products, Inc., Class A	43,155	371,133
NN, Inc.(a)	4,300	68,542
Omega Flex, Inc.(a)	488	16,109
Oshkosh Corp.(a)	1,831	71,482
Proto Labs, Inc.(a)*	5,527	352,015
RBC Bearings, Inc.(a)*	5,604	361,962
Rexnord Corp.*	26,695	483,714
Standex International Corp.	3,825	318,049
Sun Hydraulics Corp.	6,200	196,726
Supreme Industries, Inc., Class A	1,256	8,604
Tennant Co.	4,939	277,868
Terex Corp.	8,034	148,468
Timken Co. (The)	15,026	429,593
Titan International, Inc.	14,568	57,398
Toro Co. (The)	1,669	121,954
Trimas Corp.*	12,810	238,907
Twin Disc, Inc.	2,200	23,144
Valmont Industries, Inc.	5,127	543,565
Wabash National Corp.(a)*	20,517	242,716
Watts Water Technologies, Inc., Class A	8,038	399,248
Woodward, Inc.	11,273	559,817
Xerium Technologies, Inc.*	813	9,634
		14,140,001
Marine — 0.1%
Genco Shipping & Trading Ltd.(a)*	2,196	3,272
Matson, Inc.	10,731	457,463
		460,735
Media — 1.9%
AH Belo Corp., Class A	3,878	19,390
AMC Entertainment Holdings, Inc., Class A(a)	4,524	108,576
Ballantyne Strong, Inc.*	3,464	15,796
Beasley Broadcast Group, Inc., Class A	1,657	5,949
Carmike Cinemas, Inc.*	6,134	140,714
Clear Channel Outdoor Holdings, Inc., Class A(a)*	3,398	18,995
Crown Media Holdings, Inc., Class A(a)*	14,388	80,717
Cumulus Media, Inc., Class A*	41,094	13,565
DreamWorks Animation SKG, Inc., Class A*	17,125	441,311
Entercom Communications Corp., Class A*	2,672	30,006
Entravision Communications Corp., Class A	16,829	129,752
EW Scripps Co. (The), Class A	22,625	429,875
Gannett Co., Inc.	17,163	279,585
Global Eagle Entertainment, Inc.*	2,123	20,954
Gray Television, Inc.*	14,160	230,808
Harte-Hanks, Inc.	17,183	55,673
Here Media, Inc.§*	499	—
Here Media, Inc., Special Shares§*	499	—
John Wiley & Sons, Inc., Class A	10,023	451,336
Journal Media Group, Inc.	6,652	79,957
Live Nation Entertainment, Inc.*	5,291	130,000
Loral Space & Communications, Inc.(a)*	1,410	57,401
Media General, Inc.(a)*	3,965	64,035
Meredith Corp.	8,903	385,055

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
MSG Networks, Inc., Class A*	11,315	$235,352
National CineMedia, Inc.	15,891	249,648
New York Times Co. (The), Class A	38,149	511,960
Nexstar Broadcasting Group, Inc., Class A(a)	9,289	545,264
Radio One, Inc.(a)*	6,700	11,524
Reading International, Inc., Class A*	2,200	28,842
Regal Entertainment Group, Class A(a)	28,173	531,624
Rentrak Corp.*	1,593	75,715
Saga Communications, Inc., Class A(a)	1,116	42,910
Salem Media Group, Inc., Class A	1,041	5,184
Scholastic Corp.(a)	7,171	276,514
Sinclair Broadcast Group, Inc., Class A	18,743	609,897
Sizmek, Inc.*	4,823	17,604
Starz - Liberty Capital, Class A*	8,448	283,008
Time, Inc.(a)	16,233	254,371
		6,868,867
Metals & Mining — 1.0%
A.M. Castle & Co.(a)*	2,487	3,954
AK Steel Holding Corp.(a)*	9,644	21,603
Ampco-Pittsburgh Corp.	2,200	22,572
Carpenter Technology Corp.(a)	6,889	208,530
Century Aluminum Co.(a)*	24,258	107,220
Coeur Mining, Inc.(a)*	22,496	55,790
Commercial Metals Co.	31,042	424,965
Compass Minerals International, Inc.(a)	7,742	582,740
Contango ORE, Inc.(a)*	350	1,584
Ferroglobe PLC	20,087	215,935
Friedman Industries, Inc.	700	3,864
Haynes International, Inc.	2,200	80,718
Hecla Mining Co.(a)	39,239	74,162
Horsehead Holding Corp.(a)*	13,607	27,894
Kaiser Aluminum Corp.	4,533	379,231
Materion Corp.	5,300	148,400
McEwen Mining, Inc.(a)	21,736	23,040
Olympic Steel, Inc.	1,900	22,002
Real Industry, Inc.*	1,320	10,600
Schnitzer Steel Industries, Inc., Class A	6,589	94,684
Stillwater Mining Co.(a)*	32,208	276,023
SunCoke Energy, Inc.	17,109	59,368
TimkenSteel Corp.	6,247	52,350
Universal Stainless & Alloy Products, Inc.*	1,400	13,006
Worthington Industries, Inc.	17,754	535,105
		3,445,340
Multi-Utilities — 0.5%
Avista Corp.	16,200	572,994
Black Hills Corp.	12,049	559,435
NorthWestern Corp.	11,897	645,412
		1,777,841
Multiline Retail — 0.3%
Big Lots, Inc.(a)	14,719	567,270
Bon-Ton Stores, Inc. (The)(a)	2,700	5,670
Burlington Stores, Inc.*	899	38,567
Fred's, Inc., Class A(a)	9,237	151,210
Gordmans Stores, Inc.(a)*	2,170	6,836
J.C. Penney Co., Inc.(a)*	37,504	249,777
Tuesday Morning Corp.*	9,803	63,719
		1,083,049
Oil, Gas & Consumable Fuels — 2.0%
Abraxas Petroleum Corp.(a)*	14,400	15,264
Adams Resources & Energy, Inc.	900	34,560
Alon USA Energy, Inc.(a)	16,621	246,656
Approach Resources, Inc.(a)*	5,197	9,562
Barnwell Industries, Inc.*	2,159	4,059
Bill Barrett Corp.(a)*	11,138	43,772
Bonanza Creek Energy, Inc.(a)*	11,086	58,423
California Resources Corp.(a)	39,990	93,177
Callon Petroleum Co.*	13,793	115,034
Carrizo Oil & Gas, Inc.*	11,355	335,881
Clayton Williams Energy, Inc.(a)*	2,100	62,097
Clean Energy Fuels Corp.(a)*	13,545	48,762
Cloud Peak Energy, Inc.(a)*	14,607	30,383
Comstock Resources, Inc.(a)	11,580	21,655
Contango Oil & Gas Co.*	3,897	24,980
Delek US Holdings, Inc.	18,060	444,276
DHT Holdings, Inc.(a)	19,547	158,135
Emerald Oil, Inc.*	608	687
Energy XXI Ltd.(a)	5,811	5,869
EnLink Midstream LLC(a)	4,723	71,270
EP Energy Corp., Class A(a)*	9,937	43,524
Evolution Petroleum Corp.	1,923	9,250
GasLog Ltd.(a)	18,166	150,778
Gastar Exploration, Inc.(a)*	14,783	19,366
Green Plains, Inc.	9,194	210,543
Jones Energy, Inc., Class A*	1,074	4,135
Kosmos Energy Ltd.(a)*	30,371	157,929
Laredo Petroleum, Inc.(a)*	8,750	69,912
Matador Resources Co.(a)*	20,111	397,594
Memorial Resource Development Corp.(a)*	5,089	82,187
Northern Oil & Gas, Inc.(a)*	13,680	52,805
Overseas Shipholding Group, Inc. Class B*	2,209	7,312
Overseas Shipholding Group, Inc., Class A*	220	623
Panhandle Oil & Gas, Inc., Class A	3,073	49,660
Par Pacific Holdings, Inc.(a)*	1,589	37,405
Parsley Energy, Inc., Class A*	31,710	585,049
PBF Energy, Inc., Class A(a)	20,151	741,758
PDC Energy, Inc.(a)*	9,518	508,071
Petroquest Energy, Inc.*	14,106	7,053
Renewable Energy Group, Inc.*	10,144	94,238
Rex American Resources Corp.(a)*	1,575	85,160
Rex Energy Corp.(a)*	16,655	17,488
Rice Energy, Inc.*	13,476	146,888
Ring Energy, Inc.*	553	3,899
RSP Permian, Inc.*	10,396	253,558
Scorpio Tankers, Inc.	45,324	363,498
SemGroup Corp., Class A	11,286	325,714
Ship Finance International Ltd.(a)	20,026	331,831
SM Energy Co.(a)	9,500	186,770
Stone Energy Corp.(a)*	12,863	55,182
Synergy Resources Corp.(a)*	24,403	207,914
Teekay Corp.(a)	5,035	49,695
Teekay Tankers Ltd., Class A	11,294	77,703
Triangle Petroleum Corp.*	21,302	16,402
Vaalco Energy, Inc.(a)*	14,113	22,581
W&T Offshore, Inc.	16,273	37,591
World Fuel Services Corp.	549	21,114
WPX Energy, Inc.*	23,874	137,037
		7,393,719
Paper & Forest Products — 1.0%
Boise Cascade Co.*	9,706	247,794
Clearwater Paper Corp.*	5,859	266,760
Deltic Timber Corp.	2,800	164,836
Domtar Corp.	12,050	445,248
KapStone Paper & Packaging Corp.	25,673	579,953
Louisiana-Pacific Corp.(a)*	38,019	684,722
Mercer International, Inc.	13,909	125,876
Neenah Paper, Inc.	3,300	206,019

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
P. H. Glatfelter Co.	12,047	$222,147
Resolute Forest Products, Inc.(a)*	8,572	64,890
Schweitzer-Mauduit International, Inc.	8,407	353,010
Wausau Paper Corp.	10,438	106,781
		3,468,036
Personal Products — 0.4%
CCA Industries, Inc.*	556	1,735
Elizabeth Arden, Inc.*	1,033	10,226
Inter Parfums, Inc.	10,446	248,824
Medifast, Inc.	3,300	100,254
Natural Alternatives International, Inc.*	1,000	10,340
Natural Health Trends Corp.(a)	1,100	36,883
Natures Sunshine Products, Inc.(a)	1,700	17,204
Nu Skin Enterprises, Inc., Class A(a)	5,773	218,739
Nutraceutical International Corp.*	2,300	59,386
Revlon, Inc., Class A(a)*	11,462	319,102
United-Guardian, Inc.	600	11,490
USANA Health Sciences, Inc.*	3,400	434,350
		1,468,533
Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc.(a)*	734	10,445
Catalent, Inc.*	1,899	47,532
Cumberland Pharmaceuticals, Inc.*	5,912	31,097
Depomed, Inc.*	13,269	240,567
Impax Laboratories, Inc.*	18,471	789,820
Juniper Pharmaceuticals, Inc.*	1,500	15,450
Lannett Co., Inc.(a)*	9,754	391,330
Lipocine, Inc.(a)*	4,394	56,814
Medicines Co. (The)*	19,864	741,722
Nektar Therapeutics(a)*	28,410	478,709
Pernix Therapeutics Holdings, Inc.*	8,297	24,476
Phibro Animal Health Corp., Class A(a)	3,593	108,257
Pozen, Inc.(a)*	7,573	51,724
Prestige Brands Holdings, Inc.*	15,321	788,725
Sagent Pharmaceuticals, Inc.*	7,745	123,223
Sciclone Pharmaceuticals, Inc.*	14,555	133,906
Sucampo Pharmaceuticals, Inc., Class A*	11,576	200,149
Supernus Pharmaceuticals, Inc.(a)*	12,411	166,804
Theravance Biopharma, Inc.(a)*	1,600	26,224
		4,426,974
Professional Services — 1.6%
Acacia Research Corp.	7,978	34,226
Advisory Board Co. (The)*	9,942	493,223
Barrett Business Services, Inc.	967	42,103
CBIZ, Inc.(a)*	15,700	154,802
CDI Corp.	4,800	32,448
CEB, Inc.	9,267	568,901
CRA International, Inc.*	2,200	41,030
Exponent, Inc.	6,651	332,217
Franklin Covey Co.*	5,596	93,677
FTI Consulting, Inc.*	10,148	351,730
GP Strategies Corp.*	3,999	100,415
Heidrick & Struggles International, Inc.	3,700	100,714
Hill International, Inc.*	9,200	35,696
Hudson Global, Inc.*	2,471	7,215
Huron Consulting Group, Inc.*	5,494	326,344
ICF International, Inc.*	4,955	176,200
Insperity, Inc.	5,700	274,455
Kelly Services, Inc., Class A	7,420	119,833
Kforce, Inc.	10,079	254,797
Korn/Ferry International	13,550	449,589
Mastech Holdings, Inc.*	1,061	7,756
Mistras Group, Inc.*	6,408	122,329
Navigant Consulting, Inc.*	11,322	181,831
On Assignment, Inc.*	15,403	692,365
Pendrell Corp.*	22,664	11,357
RCM Technologies, Inc.	2,995	16,472
Resources Connection, Inc.	10,115	165,279
RPX Corp.*	13,370	147,070
TriNet Group, Inc.(a)*	5,257	101,723
TrueBlue, Inc.*	10,021	258,141
Volt Information Sciences, Inc.*	2,024	16,475
VSE Corp.	850	52,853
Willdan Group, Inc.(a)*	1,445	12,109
		5,775,375
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	12,945	457,088
Altisource Asset Management Corp.*	596	10,227
Altisource Portfolio Solutions SA(a)*	6,194	172,255
AV Homes, Inc.(a)*	2,349	30,091
Consolidated-Tomoka Land Co.(a)	995	52,446
Forestar Group, Inc.(a)*	9,636	105,418
Griffin Industrial Realty, Inc.	420	10,958
Kennedy-Wilson Holdings, Inc.	22,178	534,046
Marcus & Millichap, Inc.(a)*	7,383	215,141
RE/MAX Holdings, Inc., Class A	940	35,062
Tejon Ranch Co.(a)*	5,756	110,227
		1,732,959
Road & Rail — 1.1%
AMERCO	2,735	1,065,282
ArcBest Corp.	6,929	148,211
Celadon Group, Inc.	5,488	54,276
Covenant Transportation Group, Inc., Class A*	3,731	70,479
Heartland Express, Inc.(a)	23,643	402,404
Knight Transportation, Inc.	21,744	526,857
Landstar System, Inc.(a)	11,395	668,317
Marten Transport Ltd.	8,967	158,716
P.A.M. Transportation Services, Inc.(a)*	2,540	70,079
Roadrunner Transportation Systems, Inc.*	8,254	77,835
Saia, Inc.*	7,875	175,219
Swift Transportation Co.(a)*	255	3,524
Universal Truckload Services, Inc.	3,300	46,332
USA Truck, Inc.*	1,900	33,155
Werner Enterprises, Inc.(a)	23,004	538,064
YRC Worldwide, Inc.*	7,450	105,641
		4,144,391
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	9,980	281,735
Alpha & Omega Semiconductor Ltd.*	1,356	12,462
Amkor Technology, Inc.*	54,677	332,436
Amtech Systems, Inc.(a)*	2,200	13,772
Atmel Corp.	8,527	73,417
Axcelis Technologies, Inc.*	22,434	58,104
AXT, Inc.*	12,200	30,256
Brooks Automation, Inc.	16,972	181,261
Cabot Microelectronics Corp.*	5,995	262,461
Cascade Microtech, Inc.*	3,500	56,875
Ceva, Inc.*	4,958	115,819
Cirrus Logic, Inc.*	15,545	459,044
Cohu, Inc.	4,866	58,733
Cyberoptics Corp.*	1,700	13,005
Cypress Semiconductor Corp.(a)*	30,127	295,546
Diodes, Inc.*	11,325	260,248
DSP Group, Inc.*	2,800	26,432
Entegris, Inc.*	35,823	475,371

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Exar Corp.*	11,669	$71,531
Fairchild Semiconductor International, Inc.*	30,782	637,495
FormFactor, Inc.*	14,521	130,689
GSI Technology, Inc.*	4,125	15,345
Inphi Corp.*	3,832	103,541
Integrated Device Technology, Inc.*	38,007	1,001,484
Intersil Corp., Class A	35,197	449,114
IXYS Corp.	7,000	88,410
Kopin Corp.(a)*	16,230	44,146
Kulicke & Soffa Industries, Inc.*	19,369	226,036
Lattice Semiconductor Corp.(a)*	28,018	181,276
M/A-COM Technology Solutions Holdings, Inc.(a)*	12,163	497,345
Magnachip Semiconductor Corp.(a)*	1,932	10,220
Mattson Technology, Inc.*	13,411	47,341
MaxLinear, Inc., Class A*	2,230	32,848
Microsemi Corp.*	24,192	788,417
MKS Instruments, Inc.	14,567	524,412
Monolithic Power Systems, Inc.	9,630	613,527
Nanometrics, Inc.*	5,436	82,301
NeoPhotonics Corp.*	5,045	54,789
Omnivision Technologies, Inc.*	12,916	374,822
PDF Solutions, Inc.*	8,956	97,083
Photronics, Inc.*	16,333	203,346
PMC - Sierra, Inc.*	52,723	612,641
Power Integrations, Inc.	8,577	417,100
Rambus, Inc.(a)*	28,336	328,414
Rudolph Technologies, Inc.*	8,906	126,643
Semtech Corp.*	18,554	351,042
Sigma Designs, Inc.*	8,372	52,911
Silicon Laboratories, Inc.*	10,644	516,660
Synaptics, Inc.(a)*	11,978	962,313
Tessera Technologies, Inc.	14,056	421,821
Ultra Clean Holdings, Inc.*	5,728	29,327
Ultratech, Inc.(a)*	6,800	134,776
Veeco Instruments, Inc.(a)*	9,575	196,862
Xcerra Corp.*	12,391	74,966
		13,507,971
Software — 3.5%
ACI Worldwide, Inc.*	30,969	662,737
American Software, Inc., Class A	5,100	51,918
AVG Technologies NV*	12,954	259,728
Aware, Inc.*	4,900	15,974
Barracuda Networks, Inc.*	7,232	135,094
Blackbaud, Inc.	12,444	819,562
Bottomline Technologies de, Inc.(a)*	7,935	235,908
Bsquare Corp.*	2,300	14,007
Commvault Systems, Inc.*	886	34,864
Covisint Corp.*	7,419	18,547
Digimarc Corp.(a)*	1,256	45,857
Ebix, Inc.(a)	2,155	70,662
Ellie Mae, Inc.(a)*	3,576	215,382
EnerNOC, Inc.(a)*	6,500	25,025
EPIQ Systems, Inc.	9,077	118,636
Fair Isaac Corp.	10,964	1,032,590
Gerber Scientific Contingent Value§(a)(c)*	5,000	—
Glu Mobile, Inc.(a)*	14,543	35,339
GSE Systems, Inc.(a)*	2,896	6,950
Manhattan Associates, Inc.*	24,248	1,604,490
Mentor Graphics Corp.	32,443	597,600
MicroStrategy, Inc., Class A*	1,426	255,668
Monotype Imaging Holdings, Inc.	10,597	250,513
Paycom Software, Inc.(a)*	15,172	570,922
Pegasystems, Inc.	18,834	517,935
Progress Software Corp.*	14,110	338,640
QAD, Inc., Class A(a)	4,909	100,733
QAD, Inc., Class B	1,219	22,478
Qualys, Inc.*	1,629	53,904
Rosetta Stone, Inc.*	772	5,165
Rovi Corp.(a)*	24,632	410,369
Seachange International, Inc.(a)*	7,100	47,854
Silver Spring Networks, Inc.*	1,512	21,788
SolarWinds, Inc.*	7,219	425,199
Solera Holdings, Inc.	9,531	522,585
Synchronoss Technologies, Inc.(a)*	11,475	404,264
Take-Two Interactive Software, Inc.*	17,999	627,085
Tangoe, Inc.(a)*	3,351	28,115
TeleCommunication Systems, Inc., Class A*	10,596	52,662
TeleNav, Inc.*	8,331	47,403
TiVo, Inc.*	26,597	229,532
Tyler Technologies, Inc.*	3,050	531,676
VASCO Data Security International, Inc.(a)*	7,796	130,427
Verint Systems, Inc.*	12,694	514,869
Zix Corp.*	13,353	67,833
Zynga, Inc., Class A*	155,342	416,317
		12,594,806
Specialty Retail — 4.2%
Aaron's, Inc.	18,376	411,439
Abercrombie & Fitch Co., Class A(a)	14,044	379,188
America's Car-Mart, Inc.(a)*	2,516	67,152
American Eagle Outfitters, Inc.(a)	52,550	814,525
Asbury Automotive Group, Inc.*	8,045	542,555
Ascena Retail Group, Inc.(a)*	43,780	431,233
Barnes & Noble Education, Inc.*	10,227	101,759
Barnes & Noble, Inc.(a)	15,776	137,409
Bebe Stores, Inc.(a)	19,210	10,854
Big 5 Sporting Goods Corp.	6,183	61,768
Buckle, Inc. (The)(a)	13,044	401,494
Build-A-Bear Workshop, Inc.*	3,739	45,765
Caleres, Inc.	12,112	324,844
Cato Corp. (The), Class A	7,100	261,422
Chico's FAS, Inc.(a)	38,937	415,458
Children's Place, Inc. (The)(a)	4,800	264,960
Christopher & Banks Corp.(a)*	7,704	12,712
Citi Trends, Inc.	3,643	77,414
Conn's, Inc.(a)*	8,299	194,778
CST Brands, Inc.(a)	18,803	735,949
Destination Maternity Corp.	2,800	24,416
Destination XL Group, Inc.*	7,225	39,882
DSW, Inc., Class A(a)	19,115	456,084
Express, Inc.*	22,878	395,332
Finish Line Inc. (The), Class A	14,724	266,210
Five Below, Inc.(a)*	13,253	425,421
Francesca's Holdings Corp.*	8,973	156,220
Genesco, Inc.*	7,025	399,231
Group 1 Automotive, Inc.	6,400	484,480
Guess?, Inc.(a)	19,715	372,219
Haverty Furniture Cos., Inc.	4,500	96,480
hhgregg, Inc.(a)*	7,855	28,749
Hibbett Sports, Inc.(a)*	7,148	216,155
Kirkland's, Inc.	5,977	86,666
Lithia Motors, Inc., Class A	7,255	773,891
Lumber Liquidators Holdings, Inc.(a)*	6,687	116,086
MarineMax, Inc.*	5,699	104,976
Men's Wearhouse, Inc. (The)	12,139	178,201
Monro Muffler Brake, Inc.(a)	9,650	639,023
Murphy USA, Inc.*	11,781	715,578

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
New York & Co., Inc.*	17,542	$40,171
Office Depot, Inc.*	129,524	730,515
Outerwall, Inc.(a)	7,107	259,690
Penske Auto Group, Inc.	9,585	405,829
PEP Boys-Manny Moe & Jack (The)*	13,235	243,656
Perfumania Holdings, Inc.*	1,156	2,786
Pier 1 Imports, Inc.	25,113	127,825
Rent-A-Center, Inc.(a)	14,262	213,502
Select Comfort Corp.*	14,669	314,063
Shoe Carnival, Inc.	3,860	89,552
Sonic Automotive, Inc., Class A	10,445	237,728
Sportsman's Warehouse Holdings, Inc.*	7,232	93,293
Stage Stores, Inc.(a)	8,747	79,685
Stein Mart, Inc.	11,157	75,087
Systemax, Inc.*	7,400	63,640
Tandy Leather Factory, Inc.*	3,611	26,505
Tile Shop Holdings, Inc.*	4,471	73,324
Tilly's, Inc., Class A(a)*	1,093	7,247
Trans World Entertainment Corp.*	5,400	19,332
Vitamin Shoppe, Inc.(a)*	7,763	253,850
West Marine, Inc.*	4,005	34,002
Winmark Corp.	1,162	108,078
Zumiez, Inc.(a)*	7,876	119,085
		15,286,423
Textiles, Apparel & Luxury Goods — 1.1%
Cherokee, Inc.*	1,700	29,325
Columbia Sportswear Co.(a)	11,058	539,188
Crocs, Inc.(a)*	21,200	217,088
Culp, Inc.	2,400	61,128
Deckers Outdoor Corp.(a)*	8,952	422,534
Delta Apparel, Inc.*	1,153	16,188
G-III Apparel Group Ltd.*	12,918	571,751
Iconix Brand Group, Inc.(a)*	15,698	107,217
Kate Spade & Co.(a)*	4,929	87,588
Lakeland Industries, Inc.*	440	5,253
Movado Group, Inc.	4,970	127,779
Oxford Industries, Inc.	4,794	305,953
Perry Ellis International, Inc.*	3,333	61,394
Rocky Brands, Inc.	1,000	11,560
Sequential Brands Group, Inc.(a)*	333	2,634
Steven Madden Ltd.*	19,785	597,903
Superior Uniform Group, Inc.	2,200	37,356
Tumi Holdings, Inc.(a)*	17,582	292,389
Unifi, Inc.*	4,533	127,604
Vera Bradley, Inc.*	4,554	71,771
Wolverine World Wide, Inc.	26,959	450,485
		4,144,088
Thrifts & Mortgage Finance — 2.2%
Astoria Financial Corp.	26,701	423,211
Atlantic Coast Financial Corp.*	1,765	10,343
Bank Mutual Corp.	8,663	67,571
BankFinancial Corp.	4,900	61,887
Bear State Financial, Inc.(a)*	1,232	13,343
Beneficial Bancorp, Inc.*	19,038	253,586
BofI Holding, Inc.(a)*	18,088	380,752
Brookline Bancorp, Inc.	18,706	215,119
Cape Bancorp, Inc.	1,636	20,336
Capitol Federal Financial, Inc.(a)	38,288	480,897
Charter Financial Corp.	307	4,055
Citizens Community Bancorp, Inc.	400	3,776
Clifton Bancorp, Inc.(a)	4,918	70,524
Dime Community Bancshares, Inc.	9,230	161,433
ESSA Bancorp, Inc.	1,900	25,992
EverBank Financial Corp.	25,050	400,299
Federal Agricultural Mortgage Corp., Class C	1,400	44,198
First Defiance Financial Corp.	1,100	41,558
First Financial Northwest, Inc.	2,239	31,256
Flagstar Bancorp, Inc.*	13,420	310,136
Fox Chase Bancorp, Inc.	3,230	65,537
HF Financial Corp.	110	2,078
Hingham Institution for Savings(a)	213	25,517
Home Bancorp, Inc.	994	25,824
HomeStreet, Inc.*	4,321	93,809
HopFed Bancorp, Inc.	415	4,976
Kearny Financial Corp.	23,771	301,179
Lake Sunapee Bank Group	200	2,806
LendingTree, Inc.(a)*	2,115	188,827
Meridian Bancorp, Inc.(a)	11,660	164,406
Meta Financial Group, Inc.	256	11,758
MGIC Investment Corp.*	38,605	340,882
Nationstar Mortgage Holdings, Inc.(a)*	4,024	53,801
NMI Holdings, Inc., Class A*	4,062	27,500
Northeast Community Bancorp, Inc.	2,200	15,664
Northfield Bancorp, Inc.	14,040	223,517
Northwest Bancshares, Inc.	25,789	345,315
OceanFirst Financial Corp.	3,912	78,357
Oritani Financial Corp.	13,840	228,360
PennyMac Financial Services, Inc., Class A*	917	14,085
PHH Corp.*	14,258	230,980
Provident Financial Holdings, Inc.	600	11,334
Provident Financial Services, Inc.	15,994	322,279
Pulaski Financial Corp.	2,040	32,558
Radian Group, Inc.(a)	22,936	307,113
SI Financial Group, Inc.	2,065	28,187
Territorial Bancorp, Inc.	2,302	63,858
Timberland Bancorp, Inc.	2,600	32,266
Trustco Bank Corp. NY	24,992	153,451
United Community Financial Corp.	6,165	36,374
United Financial Bancorp, Inc.	13,701	176,469
Walker & Dunlop, Inc.*	7,823	225,381
Washington Federal, Inc.(a)	25,804	614,909
Waterstone Financial, Inc.(a)	8,664	122,162
Westfield Financial, Inc.	5,000	42,000
WSFS Financial Corp.	5,561	179,954
		7,813,745
Tobacco — 0.3%
Alliance One International, Inc.*	1,792	20,554
Universal Corp.(a)	5,600	314,048
Vector Group Ltd.	33,090	780,593
		1,115,195
Trading Companies & Distributors — 0.9%
Aircastle Ltd.	15,000	313,350
Applied Industrial Technologies, Inc.	10,907	441,624
Beacon Roofing Supply, Inc.*	14,009	576,891
BMC Stock Holdings, Inc.(a)*	2,429	40,686
CAI International, Inc.*	4,585	46,217
DXP Enterprises, Inc.*	2,600	59,280
GATX Corp.(a)	12,621	537,024
H&E Equipment Services, Inc.	10,384	181,512
Houston Wire & Cable Co.	5,746	30,339
Kaman Corp., Class A(a)	7,224	294,811
Lawson Products, Inc.*	1,575	36,776
MRC Global, Inc.(a)*	13,627	175,788
Rush Enterprises, Inc., Class A*	8,947	195,850
TAL International Group, Inc.	9,264	147,298
Textainer Group Holdings Ltd.(a)	13,035	183,924

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Titan Machinery, Inc.*	3,710	$40,550
WESCO International, Inc.(a)*	2,747	119,989
Willis Lease Finance Corp.*	900	18,090
		3,439,999
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.(a)*	23,396	280,050
Water Utilities — 0.3%
American States Water Co.	9,573	401,587
Artesian Resources Corp., Class A(a)	1,300	36,010
California Water Service Group	11,688	271,980
Connecticut Water Service, Inc.	1,900	72,219
Consolidated Water Co., Ltd.(a)	2,822	34,541
Middlesex Water Co.(a)	2,337	62,024
Pure Cycle Corp.*	1,000	4,800
SJW Corp.	4,400	130,460
York Water Co.(a)	1,271	31,699
		1,045,320
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	7,749	51,298
NTELOS Holdings Corp.(a)*	3,570	32,630
Shenandoah Telecommunications Co.	9,912	426,712
Spok Holdings, Inc.	4,000	73,280
Telephone & Data Systems, Inc.	20,316	525,981
United States Cellular Corp.*	933	38,076
		1,147,977
TOTAL COMMON STOCKS
(Identified Cost $278,660,164)		362,887,266

RIGHTS AND WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	50,175	452
Pharmaceuticals — 0.0%
Contra Furiex Pharmaceuticals§*	1,484	—
FRD Acquisition Co.§(b)*	656	—
Fresenius Kabi Pharmaceuticals Holding,
Inc., Contingent Value§(b)(c)*	13,728	—
		—
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires
3/31/17§*	2,600	4,914
TOTAL RIGHTS AND WARRANTS
(Identified Cost $22,580)		5,366

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Pharmaceuticals — 0.0%
Catalyst Biosciences, Inc.§, 0.000%,
2/19/18(d)	$1,898	1,917
TOTAL BONDS AND NOTES
(Identified Cost $1,899)		1,917

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	1,058,000	1,058,000
		1,058,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,058,001)		1,058,001

COLLATERAL FOR SECURITIES ON LOAN — 22.3%
State Street Navigator Securities
Lending Prime Portfolio	81,224,879	81,224,879
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $81,224,879)		81,224,879

Total Investments — 122.4%
(Identified Cost $360,967,523)#		445,177,429

Liabilities, Less Cash and Other Assets — (22.4%)		(81,419,034)
Net Assets — 100.0%		$363,758,395

†	See Note 1
*	Non-income producing security
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $82,051,042.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
(b)	Bankrupt/delisted security
(c)	Contingent value rights based on future performance.
(d)	Zero coupon bond
#	At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $360,967,523. Net unrealized appreciation aggregated $84,209,906 of which $121,046,477 related to appreciated investment securities and $36,836,571 related to depreciated investment securities.

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.7%
Australia — 5.3%
Alumina Ltd.(a)	331,073	$278,647
Asciano Ltd.	327,641	2,086,692
Aurizon Holdings Ltd.	128,637	410,571
Australia & New Zealand Banking Group Ltd.	25,628	521,596
Bank of Queensland Ltd.	46,292	470,238
Bendigo & Adelaide Bank Ltd.	54,144	471,484
BHP Billiton Ltd.	395,678	5,149,583
BHP Billiton Ltd., ADR(a)	84,621	2,179,837
Boral Ltd.	112,395	484,042
Fortescue Metals Group Ltd.(a)	291,754	397,564
Harvey Norman Holdings Ltd.(a)	43,937	133,831
Incitec Pivot Ltd.	253,567	731,706
LendLease Group	36,469	378,959
Macquarie Group Ltd.	25,185	1,519,021
National Australia Bank Ltd.	19,340	425,610
Newcrest Mining Ltd.*	188,552	1,782,050
Oil Search Ltd.	8,529	41,641
Orica Ltd.(a)	19,661	222,068
Origin Energy Ltd.	261,406	895,287
Qantas Airways Ltd.*	194,338	579,202
QBE Insurance Group Ltd.	190,746	1,749,967
Rio Tinto Ltd.	74,556	2,429,047
Santos Ltd.(a)	275,714	739,359
South32 Ltd.*	231,746	179,850
South32 Ltd., ADR(a)*	27,785	106,000
Star Entertainment Group Ltd. (The)	124,269	460,018
Suncorp Group Ltd.	111,763	988,702
TABCORP Holdings Ltd.	123,836	425,027
Tatts Group Ltd.	233,311	746,360
Treasury Wine Estates Ltd.	71,536	432,665
Wesfarmers Ltd.	88,149	2,672,784
Woodside Petroleum Ltd.	166,822	3,491,295
		33,580,703
Austria — 0.1%
OMV AG	13,071	371,174
Raiffeisen Bank International AG(a)*	8,878	131,263
		502,437
Belgium — 1.6%
Ageas	30,178	1,403,666
Colruyt SA	2,466	127,149
Delhaize Group SA	27,093	2,643,715
KBC Groep NV	26,454	1,657,948
Proximus	9,095	296,520
Solvay SA(a)	21,530	2,303,038
UCB SA	9,679	875,467
Umicore SA	20,552	863,578
		10,171,081
Canada — 6.6%
Agnico Eagle Mines Ltd.	36,358	955,488
AltaGas Ltd.(a)	5,195	116,012
Bank of Montreal	79,764	4,500,285
Barrick Gold Corp.	195,961	1,446,192
Blackberry Ltd.(a)*	25,370	235,434
Blackberry Ltd.(a)(b)*	29,515	273,883
Cameco Corp.	36,048	444,706
Cameco Corp.(a)	20,557	253,468
Canadian Natural Resources Ltd.	121,797	2,660,046
Canadian Natural Resources Ltd.(a)	110,725	2,417,127
Canadian Oil Sands Ltd.	26,275	157,039
Cenovus Energy, Inc.	85,947	1,084,651
Crescent Point Energy Corp.(a)	46,074	536,759
Crescent Point Energy Corp.(a)(b)	71,115	828,490
Eldorado Gold Corp.(a)	49,079	145,765
Eldorado Gold Corp.	9,675	28,668
Empire Co., Ltd., Class A	57,934	1,077,706
Encana Corp.	262,917	1,338,248
Fairfax Financial Holdings Ltd.	5,850	2,777,281
Finning International, Inc.	36,672	495,073
First Quantum Minerals Ltd.	116,246	435,177
Genworth MI Canada, Inc.(a)	7,768	149,331
George Weston Ltd.	2,648	204,652
Goldcorp, Inc.	67,857	784,427
Goldcorp, Inc.(b)	8,798	101,669
Hudson's Bay Co.	3,036	39,713
Husky Energy, Inc.	84,063	869,370
Industrial Alliance Insurance & Financial
Services, Inc.(a)	20,367	649,560
Kinross Gold Corp.*	224,454	407,154
Lundin Mining Corp.*	51,775	142,188
Manulife Financial Corp.	10,781	161,499
Manulife Financial Corp.(b)	243,493	3,649,667
Maple Leaf Foods, Inc.(a)	7,763	133,301
MEG Energy Corp.*	18,574	107,656
Pacific Exploration & Production Corp.(a)	60,633	74,931
Precision Drilling Corp.(a)	40,259	159,151
Precision Drilling Corp.(a)(b)	32,732	128,964
Silver Wheaton Corp.	40,575	503,941
Sun Life Financial, Inc.	7,942	247,790
Sun Life Financial, Inc.(a)	30,213	942,177
Suncor Energy, Inc.	259,369	6,695,570
Suncor Energy, Inc.(b)	65,644	1,693,615
Teck Resources Ltd., Class B(a)	75,600	291,757
Tourmaline Oil Corp.*	37,629	607,797
TransAlta Corp.	10,189	36,069
Turquoise Hill Resources Ltd.*	106,042	268,994
Whitecap Resources, Inc.(a)	39,218	257,070
WSP Global, Inc.(a)	6,682	205,284
Yamana Gold, Inc.	126,739	235,397
		41,956,192
Denmark — 1.7%
AP Moeller - Maersk A.S., Class A	508	656,527
AP Moeller - Maersk A.S., Class B	1,365	1,783,969
Carlsberg A/S, Class B	22,119	1,972,840
Danske Bank A/S	38,336	1,033,875
DSV A/S	22,272	881,189
H Lundbeck A/S*	6,315	216,471
ISS A/S	8,452	306,095
Jyske Bank A/S*	5,904	268,325
Rockwool International A/S, B Shares	570	80,430
TDC A/S	215,022	1,076,801
Vestas Wind Systems A/S	35,470	2,498,891
		10,775,413
Finland — 0.7%
Fortum Oyj	53,783	813,605
Kesko Oyj, B Shares	6,878	241,955
Neste Oil Oyj	19,097	573,424
Stora Enso Oyj, R Shares	140,861	1,284,347
UPM-Kymmene Oyj	63,634	1,191,527
		4,104,858
France — 9.9%
AXA SA	318,289	8,727,070
BNP Paribas SA	68,966	3,914,575
Bollore SA	71,863	335,583
Bouygues SA	54,784	2,175,761
Casino Guichard Perrachon SA(a)	14,968	689,942
CGG, ADR(a)*	6,001	16,623
Cie de Saint-Gobain	123,697	5,356,943

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Cie Generale des Etablissements Michelin	23,216	$2,217,716
CNP Assurances	38,017	513,958
Credit Agricole SA	54,399	643,205
Eiffage SA	1,943	125,701
Electricite de France SA	35,074	517,434
Engie	296,273	5,256,236
Lagardere SCA	14,096	421,421
Natixis SA	175,915	997,363
Orange SA	358,763	6,037,379
Peugeot SA*	112,504	1,981,283
Renault SA	50,745	5,108,278
Rexel SA	37,944	506,374
SCOR SE	20,302	761,401
Societe Generale SA	134,518	6,223,198
STMicroelectronics NV	153,924	1,033,938
Total SA	210,982	9,461,431
		63,022,813
Germany — 8.0%
Allianz SE	75,950	13,499,196
Bayerische Motoren Werke AG	60,683	6,438,429
Commerzbank AG*	126,955	1,320,633
Daimler AG	169,178	14,263,406
Deutsche Bank AG(a)	132,089	3,189,949
Deutsche Bank AG	7,033	172,161
Deutsche Lufthansa AG*	54,903	869,033
E.On AG	182,553	1,771,816
Fraport AG Frankfurt Airport Services Worldwide	5,611	359,402
Hannover Rueck SE	5,624	645,720
HeidelbergCement AG	24,461	2,010,205
K+S AG	38,493	988,078
Metro AG	28,102	902,758
Muenchener Rueckversicherungs AG	12,274	2,461,669
OSRAM Licht AG	6,193	261,066
RWE AG(a)	2,033	25,872
Talanx AG*	13,218	410,039
Telefonica Deutschland Holding AG(a)	72,027	382,845
Volkswagen AG	5,200	804,151
		50,776,428
Hong Kong — 2.4%
Bank of East Asia Ltd. (The)(a)	31,000	115,399
Cathay Pacific Airways Ltd.	343,000	593,939
CK Hutchison Holdings Ltd.	114,124	1,537,351
FIH Mobile Ltd.	240,000	91,664
Guoco Group Ltd.(a)	5,000	54,709
Hang Lung Group Ltd.	123,000	399,152
Hang Lung Properties Ltd.	391,000	889,961
Henderson Land Development Co., Ltd.	66,859	409,778
Hongkong & Shanghai Hotels Ltd. (The)	56,995	63,540
Hopewell Holdings Ltd.	70,000	251,998
Kerry Logistics Network Ltd.	30,250	44,106
Kerry Properties Ltd.	135,000	369,288
MTR Corp. Ltd.	119,361	592,181
New World Development Co., Ltd.	1,656,168	1,639,062
NWS Holdings Ltd.	121,792	181,037
Orient Overseas International Ltd.	45,000	216,289
Shangri-La Asia Ltd.	307,143	300,800
Sino Land Co., Ltd.	566,904	832,429
Sun Hung Kai Properties Ltd.	230,677	2,790,430
Swire Pacific Ltd., Series A	117,000	1,321,714
Swire Pacific Ltd., Series B	140,000	286,140
Tsim Sha Tsui Properties	60,907	168,967
Wharf Holdings Ltd. (The)	146,000	812,885
Wheelock & Co., Ltd.	251,000	1,062,290
Yue Yuen Industrial Holdings Ltd.	11,000	37,329
		15,062,438
Ireland — 0.2%
Bank of Ireland*	2,785,283	1,023,094
Bank of Ireland ADR*	8,152	120,079
CRH PLC, ADR	12,757	367,657
		1,510,830
Israel — 0.5%
Azrieli Group	1,926	71,773
Bank Hapoalim B.M.	243,823	1,259,533
Bank Leumi Le-Israel*	194,826	675,957
Israel Discount Bank Ltd., Series A*	1	1
Mizrahi Tefahot Bank Ltd.	21,829	260,871
Teva Pharmaceutical Industries Ltd., ADR	15,615	1,024,969
		3,293,104
Italy — 1.7%
Banca Monte dei Paschi di Siena SpA*	67,067	89,794
Banco Popolare SC(a)*	38,974	542,567
Eni SpA	235,897	3,537,782
Mediobanca SpA	32,919	317,858
Telecom Italia SpA(a)*	317,538	405,474
UniCredit SpA	774,571	4,322,463
Unione di Banche Italiane SCPA	266,024	1,792,430
		11,008,368
Japan — 23.4%
77 Bank Ltd. (The)	41,000	223,429
Aeon Co., Ltd.(a)	171,100	2,659,136
Aisin Seiki Co., Ltd.	36,200	1,578,169
Amada Holdings Co., Ltd.	39,400	381,560
Aoyama Trading Co., Ltd.	4,500	175,402
Asahi Glass Co., Ltd.(a)	153,000	885,960
Asahi Kasei Corp.	244,000	1,670,515
Bank of Kyoto Ltd. (The)	40,000	376,056
Bank of Yokohama Ltd. (The)	144,000	893,867
Brother Industries Ltd.	35,400	412,919
Canon Marketing Japan, Inc.	8,000	126,195
Chiba Bank Ltd. (The)	79,000	567,877
Chugoku Bank Ltd. (The)	19,700	266,174
Citizen Holdings Co., Ltd.(a)	64,400	468,286
Coca-Cola East Japan Co., Ltd.(a)	4,500	73,119
Coca-Cola West Co., Ltd.	15,200	310,715
COMSYS Holdings Corp.(a)	2,500	35,546
Cosmo Energy Holdings Co., Ltd.*	5,900	79,963
Dai Nippon Printing Co., Ltd.	60,000	601,523
Dai-ichi Life Insurance Co., Ltd. (The)	77,800	1,317,218
Daido Steel Co., Ltd.	66,000	266,866
Daihatsu Motor Co., Ltd.(a)	36,500	498,328
Daishi Bank Ltd. (The)	26,000	115,945
Denka Co., Ltd.	67,000	301,011
DIC Corp.	133,000	365,157
Ebara Corp.(a)	34,000	163,784
Fuji Media Holdings, Inc.	3,800	45,273
FUJIFILM Holdings Corp.	53,900	2,278,065
Fujikura Ltd.	65,000	356,379
Fukuoka Financial Group, Inc.	90,000	453,014
Fukuyama Transporting Co., Ltd.(a)	10,000	49,919
Furukawa Electric Co., Ltd.	52,000	111,186
Glory Ltd.	11,200	348,034
Gunma Bank Ltd. (The)	47,000	276,459
H2O Retailing Corp.	14,000	276,634
Hachijuni Bank Ltd. (The)	48,000	297,517
Hankyu Hanshin Holdings, Inc.	168,000	1,102,808
Hiroshima Bank Ltd. (The)(a)	48,000	276,750

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hitachi Capital Corp.	7,000	$190,732
Hitachi Chemical Co., Ltd.	24,000	386,572
Hitachi Construction Machinery Co., Ltd.(a)	29,600	467,414
Hitachi High-Technologies Corp.	4,700	128,649
Hitachi Ltd.	621,000	3,572,707
Hitachi Metals Ltd.	18,100	226,636
Hitachi Transport System Ltd.	7,700	135,941
Hokuhoku Financial Group, Inc.	200,000	412,663
Honda Motor Co., Ltd.	235,200	7,651,167
Ibiden Co., Ltd.(a)	32,600	472,747
Idemitsu Kosan Co., Ltd.(a)	11,500	185,424
Iida Group Holdings Co., Ltd.	7,800	146,662
ITOCHU Corp.	281,200	3,373,605
Iyo Bank Ltd. (The)	29,500	290,594
J Front Retailing Co., Ltd.	69,600	1,022,618
JFE Holdings, Inc.(a)	92,200	1,472,807
Joyo Bank Ltd. (The)	71,000	339,656
Juroku Bank Ltd. (The)	33,000	132,060
JX Holdings, Inc.	243,400	1,029,532
K's Holdings Corp.	3,900	134,007
Kamigumi Co., Ltd.	25,000	217,979
Kaneka Corp.(a)	80,000	841,965
Kawasaki Kisen Kaisha Ltd.	266,000	575,398
Keiyo Bank (The)	13,000	62,299
Kinden Corp.	3,000	38,687
Kobe Steel Ltd.	914,000	1,011,373
Komatsu Ltd.	91,500	1,516,436
Konica Minolta, Inc.	142,000	1,443,687
Kuraray Co., Ltd.	76,400	935,653
Kurita Water Industries Ltd.	3,100	65,536
Kyocera Corp.	13,700	644,451
Kyushu Financial Group, Inc.*	44,870	316,194
Lintec Corp.	2,100	44,710
LIXIL Group Corp.(a)	32,900	739,049
Marubeni Corp.	292,800	1,522,769
Marui Group Co., Ltd.(a)	5,000	82,283
Medipal Holdings Corp.	12,400	213,966
Mitsubishi Chemical Holdings Corp.	429,900	2,769,429
Mitsubishi Corp.	62,600	1,056,224
Mitsubishi Gas Chemical Co., Inc.	45,000	232,872
Mitsubishi Heavy Industries Ltd.	441,000	1,956,698
Mitsubishi Materials Corp.(a)	355,000	1,134,157
Mitsubishi UFJ Financial Group, Inc.	935,500	5,892,650
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,031,340	6,414,935
Mitsui & Co., Ltd.	27,500	330,723
Mitsui & Co., Ltd., ADR	2,885	686,918
Mitsui Chemicals, Inc.	236,000	1,064,204
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	134,781
Mitsui OSK Lines Ltd.(a)	145,000	370,357
Mizuho Financial Group, Inc.	4,432,400	8,979,487
MS&AD Insurance Group Holdings, Inc.	32,400	962,336
Nagase & Co., Ltd.	13,100	167,517
NEC Corp.	734,000	2,351,096
NH Foods Ltd.	16,067	317,878
NHK Spring Co., Ltd.	30,800	313,138
Nikon Corp.(a)	53,700	726,008
Nippo Corp.(a)	11,000	180,473
Nippon Electric Glass Co., Ltd.(a)	44,000	224,402
Nippon Express Co., Ltd.	246,000	1,170,698
Nippon Paper Industries Co., Ltd.(a)	30,700	501,641
Nippon Shokubai Co., Ltd.(a)	3,600	253,688
Nippon Steel Sumitomo Metal Corp.	134,827	2,710,113
Nippon Yusen KK	501,000	1,229,627
Nishi-Nippon City Bank Ltd. (The)	89,000	237,689
Nissan Motor Co., Ltd.	426,800	4,543,372
Nisshinbo Holdings, Inc.(a)	23,000	245,318
NOK Corp.	17,600	418,493
Nomura Holdings, Inc.	222,400	1,256,557
Nomura Real Estate Holdings, Inc.	16,600	311,436
North Pacific Bank Ltd.	17,600	61,646
NTN Corp.	145,000	623,695
NTT DOCOMO, Inc.	13,200	272,797
Obayashi Corp.	17,000	158,268
Oji Holdings Corp.	226,000	919,456
Otsuka Holdings Co., Ltd.	17,500	628,541
Resona Holdings, Inc.	296,000	1,455,927
Ricoh Co., Ltd.	230,800	2,402,186
Rohm Co., Ltd.	5,700	293,074
San-In Godo Bank Ltd. (The)	9,000	74,130
Sankyo Co., Ltd.	5,400	203,295
SBI Holdings, Inc.(a)	35,300	387,964
Seino Holdings Co., Ltd.	18,400	193,805
Sekisui Chemical Co., Ltd.	40,000	529,473
Sekisui House Ltd.	106,000	1,804,809
Shiga Bank Ltd. (The)(a)	27,000	136,353
Shinsei Bank Ltd.	185,000	344,773
Shizuoka Bank Ltd. (The)	58,000	570,373
Showa Denko KK(a)	459,000	542,269
Showa Shell Sekiyu KK(a)	25,400	208,787
SKY Perfect JSAT Holdings, Inc.	36,000	204,867
Sojitz Corp.	145,400	309,683
Sompo Japan Nipponkoa Holdings, Inc.	24,700	824,258
Sony Corp., ADR	39,068	961,463
Sumitomo Chemical Co., Ltd.	491,000	2,863,605
Sumitomo Corp.	55,600	573,833
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,300	122,628
Sumitomo Electric Industries Ltd.	166,400	2,386,735
Sumitomo Forestry Co., Ltd.	38,000	519,439
Sumitomo Heavy Industries Ltd.	111,000	506,078
Sumitomo Metal Mining Co., Ltd.	93,000	1,144,752
Sumitomo Mitsui Financial Group, Inc.	225,900	8,656,728
Sumitomo Mitsui Trust Holdings, Inc.(a)	316,000	1,211,997
Sumitomo Rubber Industries Ltd.	42,800	562,975
Suzuken Co., Ltd.	9,240	355,547
Suzuki Motor Corp.	38,200	1,176,876
T&D Holdings, Inc.	165,100	2,210,124
Takashimaya Co., Ltd.	47,000	427,788
TDK Corp.	26,700	1,737,127
Teijin Ltd.	266,000	918,424
THK Co., Ltd.	6,700	125,867
TOKAI RIKA Co., Ltd.	11,500	287,990
Toppan Printing Co., Ltd.	60,000	558,592
Toshiba Corp.(a)*	505,000	1,049,956
Tosoh Corp.	128,000	667,715
Toyo Seikan Group Holdings Ltd.(a)	18,400	346,277
Toyobo Co., Ltd.	39,000	55,160
Toyoda Gosei Co., Ltd.	14,500	333,924
Toyota Tsusho Corp.	65,600	1,554,927
Ube Industries Ltd.(a)	247,000	528,133
UNY Group Holdings Co., Ltd.	39,000	247,573
Ushio, Inc.	8,800	122,854
Wacoal Holdings Corp.	14,000	168,892
Yamada Denki Co., Ltd.(a)	72,700	316,337
Yamaguchi Financial Group, Inc.(a)	23,000	275,552
Yamaha Corp.	6,500	159,478
Yamato Kogyo Co., Ltd.	3,600	92,849
Yokohama Rubber Co., Ltd. (The)(a)	24,000	373,593
		148,628,518

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands — 2.8%
Aegon NV	196,914	$1,119,200
Akzo Nobel NV	2,473	165,767
ArcelorMittal(a)	179,320	759,432
ArcelorMittal-NY Registered(a)	140,956	594,834
Boskalis Westminster NV	14,308	585,117
ING Groep NV	513,355	6,945,711
Koninklijke DSM NV	50,692	2,549,543
Koninklijke KPN NV(a)	84,575	320,956
Koninklijke Philips NV	81,597	2,076,644
Koninklijke Philips NV(c)	95,690	2,450,030
NN Group NV	12,355	437,042
TNT Express NV	2,208	18,693
		18,022,969
New Zealand — 0.1%
Auckland International Airport Ltd.	53,757	211,411
Fletcher Building Ltd.	62,679	315,089
		526,500
Norway — 0.7%
DNB ASA	51,404	637,639
Norsk Hydro ASA	239,708	897,180
Seadrill Ltd.(a)*	81,654	276,807
SpareBank 1 SR-Bank ASA	20,527	91,137
Statoil ASA	122,024	1,705,261
Storebrand ASA*	56,200	221,901
Subsea 7 SA(a)*	29,227	208,183
Yara International ASA	2,486	107,538
		4,145,646
Portugal — 0.0%
Banco Espirito Santo SA§*	414,564	—
EDP Renovaveis SA(a)	24,994	196,926
		196,926
Singapore — 0.9%
CapitaLand Ltd.	136,000	321,320
City Developments Ltd.	74,000	399,252
DBS Group Holdings Ltd.	6,400	75,334
Frasers Centrepoint Ltd.	31,500	37,323
Golden Agri-Resources Ltd.(a)	876,000	210,057
Hutchison Port Holdings Trust(a)	1,160,800	615,224
Keppel Corp. Ltd.(a)	28,300	129,934
Noble Group Ltd.(a)	1,239,000	349,531
Olam International Ltd.	105,000	134,777
Oversea-Chinese Banking Corp. Ltd.	79,406	492,822
Sembcorp Industries Ltd.(a)	241,700	519,913
Singapore Airlines Ltd.	168,340	1,329,719
United Industrial Corp. Ltd.	96,043	195,080
UOL Group Ltd.	36,418	160,271
Wilmar International Ltd.(a)	255,800	530,399
		5,500,956
Spain — 3.1%
Acciona SA	5,102	438,467
Banco Bilbao Vizcaya Argentaria SA, ADR(a)	37,797	277,052
Banco de Sabadell SA(a)	658,032	1,169,215
Banco Popular Espanol SA(a)	276,647	914,866
Banco Santander SA	1,598,744	7,919,227
Iberdrola SA	1,020,501	7,264,142
Mapfre SA	110,695	278,128
Repsol SA	134,230	1,476,249
		19,737,346
Sweden — 3.2%
Boliden AB	77,171	1,306,379
Holmen AB, B Shares	6,858	212,529
Meda AB, A Shares	13,267	168,324
Nordea Bank AB	251,312	2,777,652
SSAB AB, A Shares(a)*	22,180	59,408
SSAB AB, B Shares	283,451	3,001,916
SSAB AB, Series B(a)*	16,138	36,323
Svenska Cellulosa AB, Series A	3,447	100,330
Svenska Cellulosa AB, Series B	158,011	4,614,102
Svenska Handelsbanken AB, A Shares	32,980	441,090
Swedbank AB, A Shares	48,681	1,078,987
Tele2 AB, B Shares	57,402	576,301
Telefonaktiebolaget LM Ericsson	392,300	3,824,733
Telefonaktiebolaget LM Ericsson, A Shares	698	6,561
TeliaSonera AB	396,003	1,979,206
		20,183,841
Switzerland — 9.2%
ABB Ltd.(a)*	419,141	7,515,747
Adecco SA*	49,724	3,420,511
Aryzta AG*	14,782	752,678
Baloise Holding AG	10,052	1,280,586
Cie Financiere Richemont SA	84,646	6,093,227
Clariant AG(a)*	72,927	1,384,128
Credit Suisse Group AG(a)*	155,541	3,368,295
Dufry AG(a)*	1,466	175,639
Julius Baer Group Ltd.*	10,070	489,223
LafargeHolcim Ltd.(d)*	37,003	1,878,751
LafargeHolcim Ltd.(e)*	67,099	3,369,688
Lonza Group AG*	9,743	1,586,545
Novartis AG	24,898	2,157,694
Sulzer AG	3,546	334,031
Swatch Group AG (The)	8,435	572,664
Swatch Group AG (The)(a)	8,156	2,851,669
Swiss Life Holding AG*	3,536	957,784
Swiss Re AG	72,191	7,074,228
Syngenta AG	3,257	1,275,680
UBS Group AG	263,220	5,129,847
Zurich Insurance Group AG*	25,793	6,654,264
		58,322,879
United Kingdom — 16.6%
Anglo American PLC	245,068	1,081,851
Aviva PLC	122,471	931,621
Barclays PLC, ADR(a)	408,403	5,292,903
Barratt Developments PLC	61,728	569,656
BP PLC, ADR	609,585	19,055,627
Carnival PLC(a)	12,809	729,088
Carnival PLC, ADR	7,555	430,579
Glencore PLC	724,967	967,002
HSBC Holdings PLC	376,505	2,976,144
HSBC Holdings PLC, ADR(a)	401,795	15,858,849
Investec PLC	11,836	83,649
J Sainsbury PLC(a)	365,982	1,396,305
Kingfisher PLC	485,140	2,356,562
Lloyds Banking Group PLC, ADR(a)	120,812	526,740
Old Mutual PLC	674,385	1,778,585
Pearson PLC, ADR	27,747	299,113
Royal Bank of Scotland Group PLC*	242,221	1,078,388
Royal Bank of Scotland Group PLC, ADR(a)*	81,693	724,617
Royal Dutch Shell PLC, A Shares	16,866	379,423
Royal Dutch Shell PLC, ADR	232,020	10,624,196
Royal Dutch Shell PLC, ADR(a)	253,794	11,684,676
Royal Mail PLC	85,590	560,225
Standard Chartered PLC	257,458	2,139,493
Vodafone Group PLC	7,028,749	22,899,538

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
WM Morrison Supermarkets PLC(a)	494,442	$1,080,239
		105,505,069
TOTAL COMMON STOCKS
(Identified Cost $664,415,735)		626,535,315

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 2.920%	4,716	396,735
Porsche Automobil Holding SE, 2.010%	9,211	500,603
Volkswagen AG, 4.860%	29,220	4,247,208
		5,144,546
TOTAL PREFERRED STOCKS
(Identified Cost $8,438,178)		5,144,546

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA, expires 1/14/16*	134,230	66,956

Italy — 0.0%
UBI Banca, expires 1/12/16*	266,024	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $68,000)		66,956

SHORT-TERM INVESTMENTS — 0.1%
United States — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	393,000	393,000
		393,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $393,001)		393,001

COLLATERAL FOR SECURITIES ON LOAN — 9.2%
Short-Term — 9.2%
State Street Navigator Securities Lending
Prime Portfolio	58,763,427	58,763,427
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $58,763,427)		58,763,427

Total Investments — 108.8%
(Identified Cost $732,078,341)#		690,903,245

Liabilities, Less Cash and Other Assets — (8.8%)		(55,901,504)
Net Assets — 100.0%		$635,001,741
†	See Note 1
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $57,040,899.
*	Non-income producing security
(b)	Traded on the Canada, Toronto Stock Exchange.
(c)	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
(d)	Traded on the France, Euronext Paris Exchange.
(e)	Traded on the Switzerland, Swiss Exchange.
#

At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $732,078,341. Net unrealized depreciation aggregated $41,175,096 of which $75,441,145 related to appreciated investment securities and $116,616,241 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.4%
Brazil — 4.4%
Aliansce Shopping Centers SA	13,558	$37,287
Banco Bradesco SA	13,600	70,471
Banco do Brasil SA	127,369	474,545
Banco Santander Brasil SA	30,493	123,629
BM&F BOVESPA SA	248,131	683,007
Cia Siderurgica Nacional SA	101,942	103,069
Cosan SA Industria e Comercio	15,000	95,545
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,900	68,057
Duratex SA	25,081	37,405
Embraer SA, ADR	11,177	330,169
Ez Tec Empreendimentos e Participacoes SA	8,242	26,583
Fibria Celulose SA	11,200	146,899
Fibria Celulose SA, ADR	42,916	544,604
Fleury SA	5,300	21,434
Gerdau SA	17,300	15,217
Gerdau SA, ADR(a)	75,210	90,252
Guararapes Confeccoes SA	1,200	13,953
Hypermarcas SA*	50,700	278,217
Iochpe Maxion SA	10,397	32,324
JBS SA	106,763	333,276
Kroton Educacional SA	194,254	467,928
Magnesita Refratarios SA*	7,500	5,498
Mahle-Metal Leve SA	3,100	19,393
MRV Engenharia e Participacoes SA	58,421	128,175
PDG Realty SA Empreendimentos e Participacoes*	76	31
Petroleo Brasileiro SA*	332,443	720,136
Petroleo Brasileiro SA, ADR(a)*	154,811	665,687
Porto Seguro SA	8,300	60,400
Rumo Logistica Operadora Multimodal SA*	16,100	25,394
Sao Martinho SA	5,100	59,028
SLC Agricola SA	8,505	35,364
Sul America SA	27,000	127,007
Usinas Siderurgicas de Minas Gerais SA	8,500	8,637
Vale SA	206,795	681,084
		6,529,705
Chile — 1.4%
CAP SA	6,379	15,396
Cencosud SA	37,491	74,235
Cencosud SA, ADR	28,050	173,349
Empresas CMPC SA	112,729	241,046
Empresas COPEC SA	56,080	477,253
Enersis SA, ADR	45,932	558,074
ENTEL Chile SA	16,548	148,261
Gasco SA	200	1,454
Grupo Security SA	133,299	35,876
Inversiones Aguas Metropolitanas SA	36,299	51,127
Latam Airlines Group SA, ADR(a)*	49,283	265,635
Ripley Corp. SA	107,262	44,487
Sigdo Koppers SA	10,144	12,026
Sociedad Matriz SAAM SA	240,287	15,209
		2,113,428
China — 14.9%
Agile Property Holdings Ltd.	227,091	126,584
Agricultural Bank of China Ltd., H Shares	1,683,000	688,397
Angang Steel Co., Ltd., H Shares(a)	116,000	46,998
Bank of China Ltd., H Shares	4,632,902	2,068,353
Bank of Chongqing Co. Ltd., H Shares	46,500	42,000
Bank of Communications Co., Ltd., H Shares	443,400	312,380
Beijing Enterprises Holdings Ltd.	2,500	15,161
BYD Electronic International Co., Ltd.*	47,500	25,497
Chaoda Modern Agriculture Holdings Ltd.*	62,354	1,987
China Aerospace International Holdings Ltd.	318,000	43,084
China Agri-Industries Holdings Ltd.(a)*	167,700	57,559
China BlueChemical Ltd., H Shares	192,000	52,273
China Citic Bank Corp. Ltd., H Shares*	449,000	290,834
China Coal Energy Co., Ltd., H Shares(a)	218,000	83,261
China Communication Services Corp. Ltd., H Shares	303,600	114,388
China Communications Construction Co., Ltd., H Shares	166,000	169,426
China Construction Bank Corp., H Shares	6,509,810	4,460,241
China Everbright Bank Co. Ltd., H Shares	116,000	56,578
China Everbright Ltd.	42,000	96,681
China Galaxy Securities Co., Ltd., H Shares	40,500	37,155
China High Speed Transmission Equipment Group Co., Ltd.*	79,000	63,607
China Hongqiao Group Ltd.(a)	162,500	96,661
China Jinmao Holdings Group Ltd.	380,000	129,935
China Lumena New Materials Corp.§(b)*	224,000	—
China Merchants Bank Co., Ltd., H Shares	156,500	369,943
China Merchants Holdings International Co., Ltd.	38,353	121,987
China Minsheng Banking Corp. Ltd., H Shares	232,400	230,899
China National Building Material Co., Ltd., H Shares	394,000	189,627
China National Materials Co., Ltd., H Shares	121,000	23,107
China Overseas Grand Oceans Group Ltd.(a)	77,000	32,787
China Petroleum & Chemical Corp., ADR	11,017	660,800
China Petroleum & Chemical Corp., H Shares	460,400	278,614
China Resources Cement Holdings Ltd.	166,000	51,192
China Resources Enterprise Ltd.	80,593	172,832
China Shanshui Cement Group Ltd.§(a)*	125,000	38,064
China Shenhua Energy Co., Ltd.	191,500	301,456
China Shipping Container Lines Co., Ltd., H Shares(a)*	70,200	19,565
China Singyes Solar Technologies Holdings Ltd.	30,000	21,561
China South City Holdings Ltd.(a)	204,000	45,538
China Southern Airlines Co., Ltd., H Shares	98,000	75,618
China Travel International Investment Hong Kong Ltd.	208,000	87,494
China Unicom Hong Kong Ltd.	132,000	161,124
China Unicom Hong Kong Ltd., ADR	55,304	666,966
China Yurun Food Group Ltd.*	23,000	4,897
China ZhengTong Auto Services Holdings Ltd.	91,500	42,031
China Zhongwang Holdings Ltd.(a)	154,000	79,086
Chongqing Rural Commercial Bank Co., Ltd., H Shares(a)	226,000	137,057
CIFI Holdings Group Co., Ltd.	46,000	10,268
CITIC Ltd.	471,000	835,032
Citic Resources Holdings Ltd.(a)*	150,000	15,677
CNOOC Ltd.	890,000	926,742
Coolpad Group Ltd.*	108,000	21,600
COSCO Pacific Ltd.	142,680	157,223
Country Garden Holdings Co., Ltd.	544,000	223,214
Dah Chong Hong Holdings Ltd.	35,000	17,613
Dongfeng Motor Group Co., Ltd., H Shares	168,000	225,444
Evergrande Real Estate Group Ltd.(a)	519,000	456,717
Glorious Property Holdings Ltd.*	228,000	26,477

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
GOME Electrical Appliances Holding Ltd.	337,000	$56,094
Greentown China Holdings Ltd.*	76,000	75,215
Guangshen Railway Co., Ltd., ADR	3,500	86,520
Guangzhou R&F Properties Co., Ltd.(a)	144,800	178,430
Harbin Electric Co., Ltd., H Shares(a)	54,000	25,571
Hengdeli Holdings Ltd.	44,000	6,415
Hopson Development Holdings Ltd.*	58,000	57,775
Huishang Bank Corp. Ltd., H Shares	64,000	28,986
Industrial & Commercial Bank of China
Ltd., H Shares	4,653,000	2,809,794
Intime Retail Group Co. Ltd.(a)	3,500	3,450
Jiangxi Copper Co., Ltd., H Shares	92,000	109,094
Ju Teng International Holdings Ltd.	56,000	26,663
Kaisa Group Holdings Ltd.§(a)*	172,000	12,983
Kingboard Chemical Holdings Ltd.	75,000	119,612
Kingboard Laminates Holdings Ltd.	50,000	22,710
Kunlun Energy Co., Ltd.	296,000	263,534
KWG Property Holding Ltd.	147,500	109,244
Longfor Properties Co. Ltd.	103,500	154,381
Maanshan Iron & Steel Co., Ltd., H Shares(a)*	116,000	24,846
Maoye International Holdings Ltd.	82,000	9,628
Metallurgical Corp. of China Ltd., H Shares	76,000	22,947
Mingfa Group International Co., Ltd.*	91,000	23,366
MMG Ltd.*	88,000	16,578
New World China Land Ltd.	272,800	218,943
Nine Dragons Paper Holdings Ltd.	197,000	116,674
Poly Property Group Co., Ltd.(a)	229,000	74,461
Renhe Commercial Holdings Co., Ltd.(a)*	726,000	33,724
Semiconductor Manufacturing International Corp.*	1,275,000	129,967
Shandong Chenming Paper Holdings Ltd., H Shares	45,000	32,168
Shanghai Industrial Holdings Ltd.	45,000	118,451
Shanghai Industrial Urban Development Group Ltd.	262,000	51,386
Shenzhen International Holdings Ltd.	31,001	57,042
Shenzhen Investment Ltd.	156,072	72,900
Shimao Property Holdings Ltd.	147,500	263,024
Shougang Fushan Resources Group Ltd.	176,000	22,710
Sino-Ocean Land Holdings Ltd.	206,212	132,241
Sinopec Engineering Group Co., Ltd., H Shares	43,000	36,730
Sinotrans Ltd., H Shares	122,000	65,643
Sinotrans Shipping Ltd.	51,573	10,181
Sinotruk Hong Kong Ltd.	60,000	23,768
Skyworth Digital Holdings Ltd.	129,591	84,610
Soho China Ltd.(a)	205,000	99,722
Sunac China Holdings Ltd.	32,000	24,774
TCC International Holdings Ltd.	96,000	17,713
Tian An China Investment Co., Ltd.	10,000	5,652
Tianjin Port Development Holdings Ltd.	70,000	11,652
Yanzhou Coal Mining Co., Ltd., H Shares(a)	66,000	30,828
Yingde Gases Group Co., Ltd.	101,500	46,886
Yuexiu Property Co., Ltd.	863,033	149,220
Zhongsheng Group Holdings Ltd.(a)	15,500	9,380
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares	57,000	21,255
		22,012,833
Colombia — 0.5%
Almacenes Exito SA	10,065	42,803
Cementos Argos SA	10,173	31,149
Ecopetrol SA, ADR(a)	19,193	134,543
Grupo Argos SA	31,119	158,805
Grupo de Inversiones Suramericana SA	22,514	253,190
Grupo Nutresa SA	8,773	62,512
		683,002
Czech Republic — 0.3%
CEZ AS	18,401	328,805
Unipetrol, AS*	10,432	67,128
		395,933
Greece — 0.1%
Alpha Bank AE*	927	2,509
Ellaktor SA*	11,652	18,361
GEK Terna Holding Real Estate Construction SA*	8,282	13,681
Hellenic Petroleum SA*	9,036	39,672
Marfin Investment Group Holdings SA*	45,244	3,491
Mytilineos Holdings SA	16,096	64,197
Piraeus Bank SA*	524	158
Titan Cement Co. SA	299	5,722
		147,791
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,816	187,447
OTP Bank PLC	17,316	358,015
		545,462
India — 15.1%
ACC Ltd.	6,589	136,249
Adani Enterprises Ltd.	48,033	60,734
Adani Ports & Special Economic Zone Ltd.	67,837	267,323
Adani Power Ltd.*	220,211	107,848
Adani Transmissions Ltd.*	48,033	26,791
Aditya Birla Nuvo Ltd.	11,029	359,596
Allahabad Bank Ltd.	1,836	1,926
Ambuja Cements Ltd.	85,169	261,984
Apollo Tyres Ltd.	62,493	147,315
Arvind Infrastructure Limited*	3,581	4,604
Arvind Ltd.	35,814	194,509
Ashoka Buildcon Ltd.	4,899	14,736
Axis Bank Ltd.	148,673	1,010,724
Bajaj Finserv Ltd.	7,006	211,802
Bajaj Holdings & Investment Ltd.	6,231	157,102
Balkrishna Industries Ltd.	4,079	39,892
Bank of Baroda	48,545	114,729
Bank of India	22,041	38,331
Bharat Electronics Ltd.	2,973	61,405
Bharat Heavy Electricals Ltd.	157,393	403,259
Bharti Airtel Ltd.	158,016	807,322
Biocon Ltd.	7,792	61,070
Cairn India Ltd.	81,823	170,619
Canara Bank	23,213	81,931
Ceat Ltd.	3,536	56,335
Central Bank of India	6,316	6,788
Century Textiles & Industries Ltd.	4,065	36,744
Cholamandalam Investment & Finance Co., Ltd.	1,380	13,246
Container Corp. of India Ltd.	2,946	58,491
Coromandel International Ltd.	7,470	21,414
Corporation Bank	735	470
Cox & Kings Ltd.	11,953	44,465
Crompton Greaves Ltd.	49,779	145,072
Cyient Ltd.	3,587	26,080
Dewan Housing Finance Corp. Ltd.	35,252	125,702
DLF Ltd.	114,495	200,758
EID Parry India Ltd.	7,288	21,829
EIH Ltd.	13,530	26,648
Engineers India Ltd.	11,771	42,898

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Exide Industries Ltd.	41,825	$92,367
Federal Bank Ltd.	155,672	131,891
GAIL India Ltd.	69,440	394,611
GAIL India Ltd., GDR	155	5,239
Great Eastern Shipping Co., Ltd. (The)	11,618	64,802
Gujarat Fluorochemicals Ltd.	5,933	48,607
Gujarat State Petronet Ltd.	33,607	68,884
Himachal Futuristic Communications Ltd.*	111,266	34,562
Hindalco Industries Ltd.	209,488	268,208
ICICI Bank Ltd.	297,224	1,172,610
ICICI Bank Ltd., ADR	74,950	586,859
IDBI Bank Ltd.	16,131	21,823
Idea Cellular Ltd.	194,607	421,829
IDFC Bank Ltd.*	28,677	26,290
IDFC Ltd.	28,677	20,850
IFCI Ltd.	131,851	55,107
IIFL Holdings Ltd.*	33,668	107,992
Indiabulls Housing Finance Ltd.	22,594	249,996
Indian Bank	12,173	21,317
Indian Hotels Co., Ltd.*	47,733	83,985
Jain Irrigation Systems Ltd.	44,473	46,654
Jaiprakash Associates Ltd.*	179,807	32,751
Jammu & Kashmir Bank Ltd. (The)	24,690	30,696
Jaypee Infratech Ltd.*	42,410	8,206
Jindal Steel & Power Ltd.*	85,132	124,179
JSW Energy Ltd.	116,585	150,057
JSW Steel Ltd.	18,080	281,450
Jubilant Life Sciences Ltd.	13,390	83,358
Karnataka Bank Ltd. (The)	17,217	31,841
Karur Vysya Bank Ltd. (The)	4,383	32,457
Kotak Mahindra Bank Ltd.	1,116	12,075
KPIT Technologies Ltd.	2,494	6,354
L&T Finance Holdings Ltd.	78,014	76,768
Larsen & Toubro Ltd.	43,594	841,486
LIC Housing Finance Ltd.	63,253	487,045
Mahindra & Mahindra Financial Services Ltd.	53,402	194,538
Mahindra & Mahindra Ltd.	44,944	859,392
Mphasis Ltd.	17,602	131,969
MRF Ltd.	160	96,818
Muthoot Finance Ltd.	10,896	29,407
National Aluminium Co., Ltd.	84,641	51,176
NCC Ltd.	58,777	67,390
NIIT Technologies Ltd.	6,690	58,652
Oberoi Realty Ltd.	10,184	41,294
Oriental Bank of Commerce	14,300	30,478
PC Jeweller Ltd.	3,805	22,546
Persistent Systems Ltd.	1,559	15,129
Petronet LNG Ltd.	28,705	110,991
Piramal Enterprises Ltd.	6,642	101,016
Power Finance Corp., Ltd.	64,690	196,447
Prestige Estates Projects Ltd.	5,865	17,159
PTC India Ltd.	28,037	28,077
Redington India Ltd.	15,533	27,001
Reliance Capital Ltd.	8,971	59,394
Reliance Communications Ltd.*	167,238	223,469
Reliance Industries Ltd.	212,082	3,239,114
Reliance Industries Ltd., GDR(c)	9,730	297,738
Reliance Power Ltd.	33,743	28,971
Rural Electrification Corp. Ltd.	58,727	201,020
Shriram City Union Finance Ltd.	837	20,116
Shriram Transport Finance Co. Ltd.	20,056	260,719
Sintex Industries Ltd.	51,588	79,305
Sobha Ltd.	6,105	28,612
South Indian Bank Ltd. (The)	67,916	19,865
SRF Ltd.	2,665	50,812
State Bank of India	142,518	484,171
State Bank of India Ltd., GDR	2,800	94,500
Syndicate Bank	19,381	25,722
Tata Chemicals Ltd.	12,834	79,926
Tata Global Beverages Ltd.	75,341	166,839
Tata Motors Ltd.*	162,943	964,512
Tata Steel Ltd.	75,355	295,070
Tube Investments of India Ltd.	8,913	57,798
TV18 Broadcast Ltd.*	108,396	77,500
Union Bank of India	37,465	83,814
UPL Ltd.	67,047	442,985
Vardhman Textiles Ltd.	1,516	19,020
Vedanta Ltd.	201,797	276,663
Vedanta Ltd. ADR(a)	14,869	82,672
Videocon Industries Ltd.	3,464	6,351
Wipro Ltd.	56,435	480,612
Wockhardt Ltd.	4,111	95,200
Yes Bank Ltd.	31,195	342,311
		22,356,228
Indonesia — 2.9%
Adaro Energy Tbk PT	3,548,500	132,570
Agung Podomoro Land Tbk PT*	1,262,900	30,599
Alam Sutera Realty Tbk PT	2,593,800	64,539
Aneka Tambang Tbk PT*	2,436,216	55,493
Astra International Tbk PT	208,000	90,533
Bank Bukopin Tbk PT	428,300	21,749
Bank Danamon Indonesia Tbk PT	378,773	87,927
Bank Mandiri Tbk PT	1,116,800	749,394
Bank Negara Indonesia Persero Tbk PT	1,027,766	372,039
Bank Pan Indonesia Tbk PT*	967,400	57,546
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	649,700	35,584
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	12,775
Bank Tabungan Negara Tbk PT	967,790	90,917
Bumi Serpong Damai Tbk PT	805,600	105,193
Ciputra Development Tbk PT	1,841,298	195,016
Eagle High Plantations Tbk PT	1,380,100	13,816
Gajah Tunggal Tbk PT	517,400	19,893
Garuda Indonesia Persero Tbk PT*	400,470	8,977
Global Mediacom Tbk PT	1,084,300	86,524
Gudang Garam Tbk PT	23,400	93,362
Hanson International Tbk PT*	198,800	9,158
Holcim Indonesia Tbk PT	308,000	22,231
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	23,866
Indo Tambangraya Megah Tbk PT	64,900	26,953
Indofood Sukses Makmur Tbk PT	987,900	370,866
Intiland Development Tbk PT	1,370,300	48,609
Japfa Comfeed Indonesia Tbk PT*	565,400	26,045
Lippo Cikarang Tbk PT*	74,400	39,129
Lippo Karawaci Tbk PT	3,218,075	241,618
Medco Energi Internasional Tbk PT	379,700	21,898
MNC Investama Tbk PT	4,910,300	61,980
Modernland Realty Tbk PT	1,013,700	34,341
Multipolar Tbk PT	1,293,500	24,115
Panin Financial Tbk PT*	539,300	7,238
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	844,800	80,895
Salim Ivomas Pratama Tbk PT	964,200	23,222
Semen Indonesia Persero Tbk PT	362,500	299,782
Sinar Mas Multiartha Tbk PT	7,500	2,747
Sri Rejeki Isman Tbk PT	996,900	28,132

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Tambang Batubara Bukit Asam Persero Tbk PT	127,900	$41,984
Timah Tbk PT	762,382	27,929
United Tractors Tbk PT	316,000	388,553
Vale Indonesia Tbk PT	362,800	43,031
XL Axiata Tbk PT*	322,500	85,392
		4,304,160
Korea — 14.8%
Asiana Airlines, Inc.*	12,488	49,311
BNK Financial Group, Inc.	22,030	158,196
CJ E&M Corp.*	1,328	91,285
Daeduck Electronics Co.	3,845	24,955
Daelim Industrial Co., Ltd.	2,608	149,245
Daewoo Engineering & Construction Co., Ltd.*	9,082	43,375
Daewoo International Corp.	2,068	28,836
Daewoo Securities Co., Ltd.	7,379	59,596
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.	12,811	55,394
Daishin Securities Co., Ltd.	3,000	30,319
Daou Technology, Inc.	2,100	39,043
DGB Financial Group, Inc.	14,167	121,426
Dong Ah Tire & Rubber Co., Ltd.	1,550	31,461
Dongbu Insurance Co., Ltd.	3,424	205,285
Dongkuk Steel Mill Co., Ltd.*	5,154	25,274
Doosan Corp.	1,027	77,514
Doosan Heavy Industries & Construction Co., Ltd.	6,939	121,908
Doosan Infracore Co., Ltd.*	19,039	76,234
E-Mart Co., Ltd.	1,863	300,292
Global & Yuasa Battery Co., Ltd.	589	20,520
GS Engineering & Construction Corp.*	5,034	84,791
GS Holdings Corp.	5,365	231,978
Halla Holdings Corp.	445	24,441
Hana Financial Group, Inc.	24,268	488,444
Handsome Co., Ltd.	1,970	68,212
Hanil Cement Co., Ltd.	309	27,802
Hanjin Kal Corp.	2,970	49,392
Hanjin Transportation Co., Ltd.	384	15,196
Hankook Tire Co., Ltd.	3,921	157,335
Hansol Holdings Co., Ltd.*	1,844	10,883
Hansol Paper Co., Ltd.*	1,125	19,765
Hanwha Chem Corp.	8,620	199,961
Hanwha Corp.	5,740	192,875
Hanwha Life Insurance Co., Ltd.	31,650	199,474
Hanwha Techwin Co., Ltd.*	2,249	68,186
Humax Co., Ltd.	1,390	20,153
Hyosung Corp.	2,379	238,397
Hyundai Department Store Co., Ltd.	956	103,138
Hyundai Engineering & Construction Co., Ltd.	8,648	210,567
Hyundai Heavy Industries Co., Ltd.*	3,494	261,629
Hyundai Home Shopping Network Corp.	351	34,575
Hyundai Hy Communications & Networks Co., Ltd.	3,997	11,863
Hyundai Marine & Fire Insurance Co., Ltd.	2,703	83,104
Hyundai Mobis Co., Ltd.	2,645	556,047
Hyundai Motor Co.	21,169	2,690,018
Hyundai Rotem Co., Ltd.*	2,813	35,146
Hyundai Securities Co.	13,773	76,233
Hyundai Steel Co.	9,413	400,989
Hyundai Wia Corp.	1,652	157,796
Industrial Bank of Korea	31,915	336,148
JB Financial Group Co., Ltd.	6,059	28,421
KB Financial Group, Inc.	205	5,796
KB Financial Group, Inc., ADR*	31,479	877,320
KB Insurance Co., Ltd.	4,390	109,324
KCC Corp.	336	119,637
Kia Motors Corp.	24,973	1,120,276
KISWIRE Ltd.	840	27,294
Kolon Industries, Inc.	1,927	103,207
Korea Investment Holdings Co., Ltd.	4,098	173,175
Korea Line Corp.*	3,081	49,924
Korean Air Lines Co., Ltd.*	2,219	52,421
Korean Reinsurance Co.	6,869	82,893
Kumho Tire Co., Inc.*	5,182	29,743
Kwangju Bank*	1,074	7,016
LF Corp.	2,480	57,106
LG Chem Ltd.	384	107,581
LG Corp.	9,285	560,640
LG Display Co., Ltd.	4,160	87,099
LG Display Co., Ltd., ADR*	55,508	579,503
LG Electronics, Inc.	16,524	758,169
LG International Corp.	3,030	87,343
LG Uplus Corp.	23,635	209,632
Lotte Chemical Corp.	1,077	223,657
Lotte Chilsung Beverage Co., Ltd.	56	105,978
Lotte Confectionery Co., Ltd.	64	124,392
LOTTE Himart Co., Ltd.	487	24,505
Lotte Shopping Co., Ltd.	1,154	228,822
LS Corp.	2,043	70,304
Mando Corp.	264	37,262
Mirae Asset Securities Co., Ltd.	6,038	111,228
Namyang Dairy Products Co., Ltd.	26	16,364
NH Investment & Securities Co., Ltd.	7,560	65,120
Nong Shim Co., Ltd.	100	37,482
OCI Co., Ltd.	2,081	133,107
Poongsan Corp.	2,070	48,636
POSCO	1,197	169,972
POSCO, ADR	30,823	1,089,901
S-Oil Corp.	2,353	159,335
Samsung C&T Corp.*	2,530	302,077
Samsung Card Co., Ltd.	2,356	61,987
Samsung Electro-Mechanics Co., Ltd.	5,032	269,935
Samsung Electronics Co., Ltd.	284	305,181
Samsung Fine Chemicals Co., Ltd.	1,321	40,107
Samsung Heavy Industries Co., Ltd.	14,688	135,913
Samsung Life Insurance Co., Ltd.	6,916	648,808
Samsung SDI Co., Ltd.	4,111	399,688
Samsung Securities Co., Ltd.	841	29,945
Samyang Holdings Corp.	471	63,868
Seah Besteel Corp.	1,570	36,955
SeAH Steel Corp.	130	5,954
Shinhan Financial Group Co., Ltd.	11,620	391,941
Shinhan Financial Group Co., Ltd., ADR*	24,410	819,932
Shinsegae Co., Ltd.	895	175,558
SK Gas Co., Ltd.	594	36,981
SK Holdings Co., Ltd.	1,914	392,578
SK Innovation Co., Ltd.*	5,551	615,436
SK Networks Co., Ltd.	13,860	64,894
SKC Co., Ltd.	1,467	42,288
SL Corp.	532	7,827
Ssangyong Cement Industrial Co., Ltd.*	2,750	38,463
Sungwoo Hitech Co., Ltd.	5,817	44,599
Taekwang Industrial Co., Ltd.	36	33,465
Taeyoung Engineering & Construction Co., Ltd.*	5,008	22,124
Tongyang Life Insurance Co., Ltd.	3,790	37,656
Unid Co., Ltd.	227	8,847

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Woori Bank	14,154	$106,467
Woori Bank, ADR	3,083	69,676
Young Poong Corp.	19	17,776
		21,870,518
Malaysia — 4.0%
Affin Holdings Berhad	97,370	53,068
AirAsia Bhd	307,900	92,510
Alliance Financial Group Berhad	127,100	105,386
AMMB Holdings Berhad	305,987	322,842
Batu Kawan Berhad	18,800	76,628
Berjaya Corp. Berhad	442,500	38,649
Berjaya Land Berhad	215,200	37,592
Boustead Holdings Berhad	58,184	58,272
Boustead Plantations Bhd	11,600	4,026
Bumi Armada Bhd*	491,700	116,812
Cahya Mata Sarawak Bhd	22,500	26,884
CIMB Group Holdings Bhd	382,880	404,862
Coastal Contracts Bhd	55,400	23,742
DRB-Hicom Berhad	191,500	55,307
Felda Global Ventures Holdings Bhd	258,800	103,074
Genting Bhd	348,300	595,440
Genting Malaysia Bhd	417,900	426,319
HAP Seng Consolidated Berhad	83,900	126,627
Hap Seng Plantations Holdings Berhad	19,600	10,956
Hong Leong Financial Group Berhad	35,521	115,494
Hong Leong Industries Bhd	9,900	13,673
IJM Corp. Berhad	470,460	370,363
IOI Properties Group Bhd	129,200	67,707
Jaya Tiasa Holdings Bhd	54,200	16,790
KNM Group Bhd*	258,360	30,689
KSL Holdings Bhd	91,419	28,319
Kulim Malaysia Berhad	70,100	61,553
Mah Sing Group Bhd	205,885	69,531
Malayan Banking Bhd	33,469	65,480
Malaysia Airports Holdings Bhd	102,400	133,799
Malaysia Building Society Bhd	39,100	12,841
Malaysian Resources Corp. Bhd	168,400	50,204
Media Prima Bhd	105,700	31,266
MISC Berhad	135,120	294,882
MMC Corp. Berhad	173,500	79,203
Multi-Purpose Holdings Bhd	86,100	50,334
Oriental Holdings Berhad	23,560	38,137
OSK Holdings Berhad	49,637	18,844
Parkson Holdings Bhd*	83,001	19,525
Pos Malaysia Berhad	21,200	13,727
PPB Group Berhad	63,300	234,417
Press Metal Bhd	75,200	36,606
RHB Capital Berhad	100,268	132,414
SapuraKencana Petroleum Bhd	564,500	265,585
Selangor Properties Bhd	6,500	8,629
SP Setia Bhd Group	87,502	65,216
Star Publications Malaysia Bhd	2,200	1,199
Sunway Bhd	136,600	97,992
Sunway Construction Group Bhd*	15,860	5,172
Supermax Corp. Bhd	71,200	53,730
Ta Ann Holdings Bhd	27,800	32,504
TA Enterprise Bhd	140,200	19,429
TA Global Berhad	55,560	3,494
TAN Chong Motor Holdings Bhd	9,600	5,791
Time dotCom Bhd	57,980	102,631
Tropicana Corp. Bhd	61,489	14,321
UEM Sunrise Bhd	225,600	58,850
UMW Holdings Bhd	14,800	27,128
UMW Oil & Gas Corp. Bhd	110,500	27,538
Unisem M Bhd	81,900	45,399
UOA Development Bhd	91,900	44,093
Wah Seong Corp. Bhd	3,573	795
WCT Holdings Bhd	158,992	59,620
YTL Corp. Berhad	970,009	354,702
		5,958,612
Mexico — 6.1%
Alfa SAB de CV, Class A	261,044	516,953
Alpek SA de CV	61,784	86,396
Axtel SAB de CV*	27,500	13,882
Cemex SAB de CV*	670,743	365,835
Cemex SAB de CV, ADR*	52,030	289,807
Coca-Cola Femsa SAB de CV, ADR	2,331	165,058
Coca-Cola Femsa SAB de CV, Series L	44,671	319,588
Controladora Comercial Mexicana SAB de CV	37,216	102,398
Empresas ICA SAB de CV, ADR(a)*	1,800	1,425
Fomento Economico Mexicano SAB de CV	46,223	431,213
Fomento Economico Mexicano SAB de CV, ADR	15,689	1,448,879
Genomma Lab Internacional SAB de CV, Series B*	8,859	7,140
Grupo Aeromexico SAB de CV*	5,400	12,442
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,400	388,432
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,460	205,378
Grupo Carso SAB de CV, Series A	47,917	200,181
Grupo Comercial Chedraui SA de CV	54,670	144,744
Grupo Elektra SAB de CV	4,550	98,677
Grupo Financiero Banorte SAB de CV	250,787	1,379,478
Grupo Financiero Inbursa SA	121,118	219,333
Grupo Financiero Interacciones SA de CV	7,000	42,022
Grupo Financiero Santander Mexico SAB
de CV, Class B	230,955	404,434
Grupo Mexico SAB de CV, Series B	527,996	1,127,098
Grupo Sanborns SAB de CV	49,041	74,695
Grupo Simec SAB de CV, Series B*	9,186	20,377
Industrias Bachoco SAB de CV, ADR	1,639	80,688
Industrias Bachoco SAB de CV, Series B	3,309	13,449
Industrias CH SAB de CV, Series B*	19,400	63,374
Industrias Penoles SAB de CV	11,514	118,437
Megacable Holdings SAB de CV	1,300	4,827
Mexichem SAB de CV	118,938	267,006
OHL Mexico SAB de CV*	97,166	102,271
Organizacion Soriana SAB de CV, Class B*	112,979	258,938
TV Azteca SAB de CV	104,814	14,718
		8,989,573
Netherlands — 1.2%
Steinhoff International Holdings NV	350,306	1,778,372
Philippines — 1.6%
Alliance Global Group, Inc.	479,100	163,925
Bank of the Philippine Islands	20,150	35,906
BDO Unibank, Inc.	145,950	325,677
Cebu Air, Inc.	23,560	41,232
China Banking Corp.	8,800	6,957
Cosco Capital, Inc.	170,500	29,712
Filinvest Development Corp.	53,300	4,984
Filinvest Land, Inc.	1,435,000	55,198
First Philippine Holdings Corp.	33,750	46,657
JG Summit Holdings, Inc.	408,960	637,058
Lopez Holdings Corp.	5,600	786

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
LT Group, Inc.	220,200	$69,165
Megaworld Corp.	1,655,700	149,543
Metropolitan Bank & Trust	38,258	65,450
Petron Corp.	306,300	45,501
Philippine National Bank*	30,748	33,979
Rizal Commercial Banking Corp.	51,380	36,033
Robinsons Land Corp.	319,900	186,957
Robinsons Retail Holdings, Inc.	16,320	21,850
San Miguel Corp.	96,820	102,674
Security Bank Corp.	54,470	164,377
Top Frontier Investment Holdings, Inc.*	8,630	12,398
Travellers International Hotel Group, Inc.	183,800	17,187
Union Bank of the Philippines	2,590	3,140
Vista Land & Lifescapes, Inc.	739,500	81,407
		2,337,753
Poland — 1.7%
Asseco Poland SA	11,788	170,690
Bank Millennium SA*	32,328	45,822
Enea SA	25,464	73,354
Grupa Azoty SA*	4,814	122,110
Grupa Lotos SA*	4,432	30,506
Kernel Holding SA	8,100	99,323
KGHM Polska Miedz SA	25,961	420,191
Lubelski Wegiel Bogdanka SA	963	8,153
Netia SA	36,890	50,784
Orbis SA	1,581	24,747
PGE SA	157,586	513,817
PKP Cargo SA	770	13,435
Polski Koncern Naftowy Orlen SA	45,585	788,483
Powszechna Kasa Oszczednosci Bank Polski SA*	11,348	79,064
Tauron Polska Energia SA	171,778	126,119
		2,566,598
Russia — 1.7%
Gazprom PAO, ADR	460,017	1,698,613
Lukoil PJSC, ADR	22,554	726,239
Magnitogorsk Iron & Steel Works, GDR	14,581	48,627
RusHydro PJSC, ADR	111,906	106,982
		2,580,461
South Africa — 6.4%
Aeci Ltd.	13,642	78,209
African Bank Investments Ltd.§*	72,611	273
African Rainbow Minerals Ltd.	16,931	47,569
Anglo American Platinum Ltd.(a)*	6,935	83,112
AngloGold Ashanti Ltd.*	7,732	53,126
AngloGold Ashanti Ltd., ADR*	70,629	501,466
ArcelorMittal South Africa Ltd.(a)*	23,974	6,976
Aveng Ltd.(a)*	43,063	6,293
Barclays Africa Group Ltd.	48,640	451,300
Barloworld Ltd.	39,661	158,926
Bidvest Group Ltd. (The)	5,021	106,559
Blue Label Telecoms Ltd.	3,193	2,509
Caxton & CTP Publishers & Printers Ltd.	18,814	20,256
DataTec Ltd.(a)	33,031	109,996
Exxaro Resources Ltd.(a)	19,718	56,151
Gold Fields Ltd.	3,156	8,612
Gold Fields Ltd., ADR	163,422	452,679
Grindrod Ltd.(a)	77,312	56,440
Harmony Gold Mining Co., Ltd., ADR*	35,368	32,857
Illovo Sugar Ltd.	17,142	18,733
Impala Platinum Holdings Ltd.(a)*	53,426	86,504
Imperial Holdings Ltd.	38,000	293,287
Investec Ltd.	27,847	197,171
KAP Industrial Holdings Ltd.	93,894	41,893
Kumba Iron Ore Ltd.(a)	2,357	6,279
Liberty Holdings Ltd.	27,805	207,086
Mediclinic International Ltd.	23,652	181,997
Metair Investments Ltd.	9,021	15,825
Mmi Holdings Ltd.	199,027	283,129
Mondi Ltd.	19,251	382,493
Mpact Ltd.	8,603	26,112
MTN Group Ltd.	39,047	335,529
Murray & Roberts Holdings Ltd.	41,444	21,439
Nedbank Group Ltd.	19,461	237,345
Northam Platinum Ltd.*	41,788	71,308
Omnia Holdings Ltd.	4,910	42,268
RCL Foods Ltd.	15,951	14,956
Royal Bafokeng Platinum Ltd.*	4,240	7,307
Sanlam Ltd.	24,759	96,923
Sappi Ltd.*	68,728	290,022
Sappi Ltd., ADR(a)*	44,800	181,440
Sasol Ltd.	35,153	953,325
Sasol Ltd., ADR	56,889	1,525,763
Sibanye Gold Ltd.	101,669	150,219
Sibanye Gold Ltd., ADR	15,156	92,300
Standard Bank Group Ltd.	135,433	993,963
Telkom SA SOC Ltd.	56,725	235,960
Tongaat Hulett Ltd.	20,152	121,290
Trencor Ltd.	16,086	46,287
Wilson Bayly Holmes-Ovcon Ltd.	1,806	13,226
		9,404,688
Taiwan — 15.0%
A-DATA Technology Co., Ltd.	20,000	20,276
Ability Enterprise Co., Ltd.	25,195	17,949
AcBel Polytech, Inc.	46,000	32,560
Acer, Inc.*	332,884	122,626
Alpha Networks, Inc.	25,200	13,119
Altek Corp.	23,905	19,504
Ambassador Hotel (The)	20,000	16,836
AmTRAN Technology Co., Ltd.	99,360	47,643
Ardentec Corp.	60,487	43,919
Asia Cement Corp.	264,269	220,445
Asia Optical Co., Inc.*	41,000	36,385
Asia Polymer Corp.	26,250	13,786
Asustek Computer, Inc.	115,000	952,294
AU Optronics Corp.	868,000	257,121
AU Optronics Corp., ADR	73,574	214,100
BES Engineering Corp.	229,000	49,918
Capital Securities Corp.	239,661	72,306
Career Technology MFG. Co., Ltd.	39,000	29,327
Cathay Financial Holding Co., Ltd.	124,000	174,786
Cathay Real Estate Development Co., Ltd.	100,000	40,795
Chang Hwa Commercial Bank Ltd.	536,627	256,494
Cheng Loong Corp.	114,000	39,392
Cheng Uei Precision Industry Co., Ltd.	62,543	86,635
Chia Hsin Cement Corp.	22,000	6,376
Chin-Poon Industrial Co., Ltd.	55,000	88,577
China Airlines Ltd.*	422,111	154,210
China Bills Finance Corp.	110,000	38,344
China Development Financial Holding Corp.	1,191,468	298,529
China Life Insurance Co., Ltd.	513,950	395,081
China Motor Corp.	71,195	47,034
China Steel Corp.	1,933,800	1,056,770
China Synthetic Rubber Corp.	61,261	43,082
Chipbond Technology Corp.	68,000	98,438
Chung Hung Steel Corp.*	105,000	15,184

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Chung Hwa Pulp Corp.	79,367	$23,534
Clevo Co.	71,000	68,197
CMC Magnetics Corp.*	288,337	30,373
Compal Electronics, Inc.	648,000	364,965
Compeq Manufacturing Co., Ltd.	118,000	79,213
Continental Holdings Corp.*	42,000	12,492
Coretronic Corp.	81,000	67,321
CSBC Corp.	67,240	29,375
CTBC Financial Holding Co., Ltd.	1,124,149	578,382
D-Link Corp.*	77,112	24,180
E.Sun Financial Holding Co., Ltd.	677,675	395,089
Elitegroup Computer Systems Co., Ltd.	58,877	36,297
Entie Commercial Bank Co., Ltd.	45,000	25,756
Epistar Corp.	128,828	100,013
Eternal Materials Co., Ltd.	37,080	35,729
Eva Airways Corp.*	171,170	96,927
Evergreen International Storage & Transport Corp.	54,000	22,769
Evergreen Marine Corp. Taiwan Ltd.	299,794	120,933
Everlight Electronics Co., Ltd.	41,000	59,602
Far Eastern Department Stores Ltd.	134,220	74,573
Far Eastern International Bank	201,269	59,988
Far Eastern New Century Corp.	481,338	377,339
Farglory Land Development Co., Ltd.	51,721	53,930
Federal Corp.	5,481	2,520
Feng Hsin Iron & Steel Co.	63,000	73,555
First Financial Holding Co., Ltd.	883,966	411,748
Formosa Chemicals & Fibre Corp.	87,000	196,000
Formosa Taffeta Co., Ltd.	67,000	61,193
Formosan Rubber Group, Inc.	68,000	34,262
Foxconn Technology Co., Ltd.	19,998	42,374
Fubon Financial Holding Co., Ltd.	897,211	1,229,168
Gemtek Technology Corp.	47,000	26,614
Genius Electronic Optical Co., Ltd.*	9,000	16,248
Getac Technology Corp.	45,000	27,468
Gigabyte Technology Co., Ltd.	52,000	57,704
Gintech Energy Corp.*	51,762	50,506
Gloria Material Technology Corp.	27,300	14,919
Goldsun Building Materials Co., Ltd.	193,953	52,788
Grand Pacific Petrochemical	168,000	79,277
Great Wall Enterprise Co., Ltd.	66,300	41,782
Greatek Electronics, Inc.	33,000	36,017
Green Energy Technology, Inc.*	40,149	28,541
HannStar Display Corp.*	443,770	52,555
Hey Song Corp.	19,750	18,850
Ho Tung Chemical Corp.*	101,955	22,721
Holy Stone Enterprise Co., Ltd.	18,200	18,506
Hon Hai Precision Industry Co., Ltd.	226,850	558,026
HTC Corp.	64,000	151,977
Hua Nan Financial Holdings Co., Ltd.	549,992	255,347
Huaku Development Co., Ltd.	27,000	48,415
Hung Sheng Construction Co., Ltd.	47,000	26,471
Ichia Technologies, Inc.	25,000	11,759
Innolux Corp.	1,455,757	440,534
Inotera Memories, Inc.*	434,000	369,297
Inventec Co., Ltd.	364,282	238,995
Jih Sun Financial Holdings Co., Ltd.	226,099	49,010
Kindom Construction Corp.	42,000	21,034
King Yuan Electronics Co., Ltd.	185,100	121,439
King's Town Bank Co., Ltd.	103,000	73,377
Kinpo Electronics*	230,000	67,291
Kinsus Interconnect Technology Corp.	44,000	89,616
LCY Chemical Corp.*	61,000	61,748
Lealea Enterprise Co., Ltd.	58,406	16,803
Lextar Electronics Corp.	40,000	20,946
Li Peng Enterprise Co., Ltd.*	91,245	23,112
Lien Hwa Industrial Corp.	65,342	37,796
Lite-On Technology Corp.	375,370	363,976
Long Chen Paper Co., Ltd.	77,000	24,966
Macronix International*	577,044	83,973
Masterlink Securities Corp.	116,643	33,274
Mega Financial Holding Co., Ltd.	974,850	630,668
Mercuries & Associates Holdings Ltd.	27,000	17,303
Mercuries Life Insurance Co., Ltd.	73,625	40,346
Micro-Star International Co., Ltd.	91,374	130,606
Mitac Holdings Corp.	46,219	34,966
Motech Industries, Inc.*	34,000	46,787
Nan Ya Printed Circuit Board Corp.	24,200	24,718
Neo Solar Power Corp.	79,928	59,130
Nien Hsing Textile Co., Ltd.	19,358	13,349
Oriental Union Chemical Corp.	58,000	36,993
Pan-International Industrial	34,380	13,607
Pegatron Corp.	258,249	566,077
POU Chen Corp.	146,133	191,748
Powertech Technology, Inc.	107,000	212,391
President Securities Corp.	101,653	41,315
Prince Housing & Development Corp.	148,970	42,632
Qisda Corp.	315,400	105,143
Radium Life Tech Co., Ltd.	99,488	35,740
Realtek Semiconductor Corp.	19,000	45,523
Rich Development Co., Ltd.	32,978	9,337
Ritek Corp.*	173,399	15,309
Ruentex Development Co., Ltd.	43,097	56,221
Sanyang Industry Co., Ltd.*	573	384
Shihlin Electric & Engineering Corp.	27,000	34,113
Shin Kong Financial Holding Co., Ltd.	1,377,813	299,917
Shin Zu Shing Co., Ltd.	16,000	61,619
Shining Building Business Co., Ltd.*	64,900	21,240
Shinkong Synthetic Fibers Corp.	186,151	54,292
Sigurd Microelectronics Corp.	53,000	35,901
Sincere Navigation Corp.	27,000	16,563
Sino-American Silicon Products, Inc.	93,000	132,364
SinoPac Financial Holdings Co., Ltd.	843,973	240,753
Solar Applied Materials Technology Co.	25,000	14,423
Synnex Technology International Corp.	154,000	150,263
TA Chen Stainless Pipe	82,445	35,140
Ta Chong Bank Co., Ltd.*	175,031	71,404
Taichung Commercial Bank Co., Ltd.	175,620	50,044
Tainan Spinning Co., Ltd.	142,427	61,572
Taishin Financial Holding Co., Ltd.	957,234	332,221
Taiwan Business Bank*	444,073	110,589
Taiwan Cement Corp.	521,772	433,658
Taiwan Cooperative Financial Holding	528,488	221,229
Taiwan Fertilizer Co., Ltd.	87,000	114,024
Taiwan Glass Industrial Corp.*	150,164	58,745
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	53,060
Taiwan PCB Techvest Co., Ltd.	7,000	6,969
Taiwan Surface Mounting Technology Co., Ltd.	27,518	24,421
Taiwan Tea Corp.	80,000	35,924
Tatung Co., Ltd.*	323,784	55,004
Teco Electric & Machinery Co., Ltd.	247,000	197,768
Test Rite International Co., Ltd.	36,000	22,906
Ton Yi Industrial Corp.	120,000	57,722
Tong Hsing Electronic Industries Ltd.	17,000	39,696
Tong Yang Industry Co., Ltd.	84,921	104,707
TPK Holding Co., Ltd.	35,000	87,908
Tripod Technology Corp.	57,000	97,178
TSRC Corp.	90,000	55,348
Tung Ho Steel Enterprise Corp.	119,000	61,589

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
TXC Corp.	18,000	$19,646
U-Ming Marine Transport Corp.	47,000	38,133
Unimicron Technology Corp.	197,000	83,665
Union Bank of Taiwan	147,593	41,923
United Microelectronics Corp.	2,099,513	773,407
Universal Cement Corp.	45,022	30,840
UPC Technology Corp.	127,125	36,728
USI Corp.	127,000	50,263
Wah Lee Industrial Corp.	25,000	33,945
Walsin Lihwa Corp.*	401,000	89,608
Wan Hai Lines Ltd.	41,650	23,141
Wei Chuan Foods Corp.*	41,000	21,844
Win Semiconductors Corp.	52,813	79,669
Winbond Electronics Corp.*	389,000	93,440
Wisdom Marine Lines Co., Ltd.	50,067	55,178
Wistron Corp.	395,763	224,105
WPG Holdings Ltd.	231,000	221,175
WT Microelectronics Co., Ltd.	60,716	65,620
Yageo Corp.	83,176	134,714
Yang Ming Marine Transport Corp.*	189,365	50,098
YFY, Inc.	150,385	48,759
Yieh Phui Enterprise Co., Ltd.	143,105	32,283
Yuanta Financial Holding Co., Ltd.	1,196,131	442,445
Yulon Motor Co., Ltd.	111,272	102,305
		22,154,817
Thailand — 3.1%
AP Thailand PCL	308,500	45,866
Asia Aviation PCL	299,900	43,754
Bangchak Petroleum PCL	74,000	51,924
Bangkok Bank PCL, ADR	61,300	259,782
Bangkok Expressway & Metro PCL*	553,079	41,343
Bangkok Insurance PCL	2,100	20,950
Bangkokland PCL	1,494,000	59,785
Banpu PCL	193,700	86,125
Charoen Pokphand Foods PCL	472,600	214,072
Hana Microelectronics PCL	43,900	43,613
Indorama Ventures PCL	383,200	226,821
IRPC PCL	1,153,000	137,777
Kiatnakin Bank PCL	55,900	56,312
Krung Thai Bank PCL	759,175	352,320
MBK PCL	15,500	6,116
Precious Shipping PCL*	87,600	13,510
PTT Exploration & Production PCL	339,700	540,442
PTT Global Chemical PCL	186,028	258,480
PTT PCL	238,200	1,615,140
Quality Houses PCL	280,800	17,947
Sansiri PCL	950,800	40,162
Thai Airways International PCL*	164,800	42,133
Thai Oil PCL	82,900	152,047
Thanachart Capital PCL	81,200	82,362
Thoresen Thai Agencies PCL	166,348	35,826
Tisco Financial Group PCL	22,000	24,608
TPI Polene PCL	1,068,700	62,367
Vinythai PCL	42,500	10,925
		4,542,509
Turkey — 1.8%
Akbank TAS	207,357	476,372
Aksa Akrilik Kimya Sanayii	9,237	33,129
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,559	55,438
Dogan Sirketler Grubu Holding AS*	220,612	43,118
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	6,870	6,242
Eregli Demir ve Celik Fabrikalari TAS	165,564	172,581
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	46,924	17,538
KOC Holding AS	37,195	139,398
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	5,716
Sekerbank TAS*	54,778	31,555
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	9,617
Tekfen Holding AS	26,275	36,398
Trakya Cam Sanayi AS	54,831	34,030
Turk Hava Yollari*	102,444	259,587
Turk Sise ve Cam Fabrikalari AS	126,536	138,407
Turkiye Garanti Bankasi AS	94,962	231,837
Turkiye Halk Bankasi AS	92,878	330,888
Turkiye Is Bankasi	213,035	336,017
Turkiye Vakiflar Bankasi TAO	124,310	163,252
Yapi ve Kredi Bankasi AS	100,385	113,245
		2,634,365
TOTAL COMMON STOCKS (Identified Cost $183,173,560)		143,906,808

PREFERRED STOCKS — 2.0%
Brazil — 1.9%
Alpargatas SA, 0.975	5,400	9,718
Banco Bradesco SA, 1.381	19,260	93,860
Banco do Estado do Rio Grande do Sul SA, PF B, 0.901	22,800	33,771
Braskem SA, ADR, 0.401(a)	11,570	156,658
Cia Brasileira de Distribuicao, 1.208	18,243	193,024
Petroleo Brasileiro SA, 0.998*	373,407	632,373
Petroleo Brasileiro SA, ADR, 0.890*	192,885	655,809
Suzano Papel e Celulose SA, PF A, 0.256	71,100	335,889
Usinas Siderurgicas de Minas Gerais SA, PF
A, 0.033	40,930	16,036
Vale SA, 0.975	291,719	755,797
		2,882,935
Colombia — 0.1%
Avianca Holdings SA, 198.501%	29,539	15,772
Grupo Argos SA, 67.000%	8,921	42,940
Grupo de Inversiones Suramericana SA, 105.500%	10,933	119,851
		178,563
TOTAL PREFERRED STOCKS (Identified Cost $10,072,979)		3,061,498

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA, expires 2/5/16*	630	330
Rumo Logistica Operadora Multimodal SA,
expires 2/1/16*	5,785	219
		549
Korea — 0.0%
BNK Financial Group, Inc., expires
1/14/16*	3,264	3,702
South Africa — 0.0%
Arcelormittal South Africa Ltd., expires 1/15/16*	39,302	26
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		4,277

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	1

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
United States (Continued)
SSgA Money Market Fund	674,000	$674,000
		674,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $674,001)		674,001

COLLATERAL FOR SECURITIES ON LOAN — 2.1%
Short-Term — 2.1%
State Street Navigator Securities Lending
Prime Portfolio	3,160,843	3,160,843
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $3,160,843)		3,160,843

Total Investments — 102.0% (Identified Cost $197,081,383)#		150,807,427

Liabilities, Less Cash and Other Assets — (2.0%)		(3,016,136)
Net Assets — 100.0%		$147,791,291

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2015, the market value of the securities on loan was $3,008,846.
(b)	Bankrupt/delisted security.
(c)	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2015 amounted to $297,738 or 0.20% of the net assets of the Fund.
*	Non-income producing security.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1.
#	At December 31, 2015, the aggregate cost of investment securities for U.S. federal income tax purposes was $197,081,383. Net unrealized depreciation aggregated $46,273,956 of which $9,506,064 related to appreciated investment securities and $55,780,020 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
MTN — Medium Term Note

See notes to financial statements

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.3%)
Consumer Discretionary — (18.6%)
	Accordia Golf Co., Ltd.	350,289	$3,359,167	0.1%
	Adastria Co., Ltd.	97,320	5,445,828	0.2%
#	Aeon Fantasy Co., Ltd.	54,232	958,375	0.0%
*	AGORA Hospitality Group Co., Ltd.	591,000	190,894	0.0%
	Ahresty Corp.	123,400	733,622	0.0%
#*	Aigan Co., Ltd.	95,200	192,100	0.0%
	Aisan Industry Co., Ltd.	201,800	2,072,237	0.1%
#	Akebono Brake Industry Co., Ltd.	436,100	1,086,283	0.1%
#	Alpen Co., Ltd.	109,300	1,821,332	0.1%
	Alpha Corp.	30,400	334,850	0.0%
	Alpine Electronics, Inc.	277,500	4,313,088	0.2%
	Amiyaki Tei Co., Ltd.	23,800	921,722	0.0%
	Amuse, Inc.	25,799	1,176,710	0.1%
*	Anrakutei Co., Ltd.	22,000	83,269	0.0%
	AOI Pro, Inc.	44,800	375,185	0.0%
	AOKI Holdings, Inc.	268,400	3,501,364	0.1%
	Aoyama Trading Co., Ltd.	307,000	11,827,453	0.5%
	Arata Corp.	20,400	438,471	0.0%
	Arcland Sakamoto Co., Ltd.	88,100	2,036,964	0.1%
#	ARCLAND SERVICE Co., Ltd.	8,400	201,686	0.0%
	Asahi Broadcasting Corp.	21,200	146,915	0.0%
	Asahi Co., Ltd.	92,300	983,249	0.0%
	Asante, Inc.	6,900	87,194	0.0%
	Asatsu-DK, Inc.	198,500	4,803,638	0.2%
	Ashimori Industry Co., Ltd.	310,000	512,568	0.0%
#	Atom Corp.	251,000	1,440,437	0.1%
	Atsugi Co., Ltd.	743,000	708,588	0.0%
#	Autobacs Seven Co., Ltd.	398,500	7,263,259	0.3%
#	Avex Group Holdings, Inc.	237,300	2,815,119	0.1%
	Belluna Co., Ltd.	246,500	1,358,882	0.1%
#	Best Denki Co., Ltd.	370,800	386,521	0.0%
#	Bic Camera, Inc.	483,600	4,141,212	0.2%
	Bookoff Corp.	63,300	480,307	0.0%
#	Broccoli Co., Ltd.	28,000	77,452	0.0%
#	BRONCO BILLY Co., Ltd.	42,500	829,101	0.0%
	Calsonic Kansei Corp.	1,015,000	8,948,292	0.3%
#	Can Do Co., Ltd.	63,500	832,408	0.0%
	Central Sports Co., Ltd.	31,800	615,670	0.0%
	CHIMNEY Co., Ltd.	26,600	664,454	0.0%
#	Chiyoda Co., Ltd.	76,600	2,383,449	0.1%
	Chofu Seisakusho Co., Ltd.	83,800	1,987,275	0.1%
#	Chori Co., Ltd.	71,800	999,479	0.1%
	Chuo Spring Co., Ltd.	196,000	478,690	0.0%
#	Clarion Co., Ltd.	782,000	2,824,795	0.1%
	Cleanup Corp.	129,700	804,017	0.0%
#	Colowide Co., Ltd.	347,000	5,279,005	0.2%
	Corona Corp.	80,100	765,123	0.0%
	Cross Plus, Inc.	22,000	128,707	0.0%
	DA Consortium, Inc.	144,000	743,152	0.0%
	Daido Metal Co., Ltd.	184,600	1,696,551	0.1%
#	Daidoh, Ltd.	137,200	572,075	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daiichikosho Co., Ltd.	189,100	$7,503,676	0.3%
	Daikoku Denki Co., Ltd.	43,400	564,410	0.0%
	Dainichi Co., Ltd.	49,300	289,919	0.0%
	Daisyo Corp.	47,200	594,215	0.0%
	DCM Holdings Co., Ltd.	530,600	3,848,276	0.2%
	Descente, Ltd.	247,000	3,132,502	0.1%
	Doshisha Co., Ltd.	141,100	2,846,058	0.1%
	Doutor Nichires Holdings Co., Ltd.	184,486	2,853,529	0.1%
	Dunlop Sports Co., Ltd.	75,300	583,469	0.0%
	Dynic Corp.	174,000	245,846	0.0%
	Eagle Industry Co., Ltd.	147,200	2,687,756	0.1%
#	EDION Corp.	513,900	3,880,253	0.2%
	Exedy Corp.	193,000	4,664,533	0.2%
#	F-Tech, Inc.	32,100	324,309	0.0%
	FCC Co., Ltd.	209,700	4,460,351	0.2%
#	Fields Corp.	67,800	1,169,804	0.1%
	Fine Sinter Co., Ltd.	49,000	147,995	0.0%
	First Juken Co., Ltd.	19,600	221,133	0.0%
	Foster Electric Co., Ltd.	130,500	2,838,042	0.1%
	France Bed Holdings Co., Ltd.	138,200	1,145,857	0.1%
#	FTGroup Co., Ltd.	56,700	325,464	0.0%
	Fuji Co., Ltd.	109,900	2,230,702	0.1%
#	Fuji Corp., Ltd.	131,000	839,615	0.0%
	Fuji Kiko Co., Ltd.	144,000	573,500	0.0%
	Fuji Kyuko Co., Ltd.	214,000	2,057,584	0.1%
	Fuji Oozx, Inc.	6,000	24,285	0.0%
	Fujibo Holdings, Inc.	742,000	1,376,472	0.1%
#	Fujikura Rubber, Ltd.	80,200	386,938	0.0%
	Fujishoji Co., Ltd.	34,400	318,744	0.0%
#	Fujita Kanko, Inc.	134,000	672,281	0.0%
	Fujitsu General, Ltd.	370,000	4,705,853	0.2%
	FuKoKu Co., Ltd.	40,800	352,629	0.0%
#	Funai Electric Co., Ltd.	39,800	333,846	0.0%
#	Furukawa Battery Co., Ltd. (The)	95,000	630,417	0.0%
#	Futaba Industrial Co., Ltd.	320,000	1,527,244	0.1%
	G-7 Holdings, Inc.	29,200	370,977	0.0%
	G-Tekt Corp.	100,000	1,401,994	0.1%
	Gakken Holdings Co., Ltd.	313,000	698,073	0.0%
#	Genki Sushi Co., Ltd.	9,700	180,477	0.0%
#	Geo Holdings Corp.	213,200	3,355,218	0.1%
#	GLOBERIDE, Inc.	62,299	821,937	0.0%
	Gourmet Kineya Co., Ltd.	85,000	721,879	0.0%
	GSI Creos Corp.	335,000	330,204	0.0%
#	Gulliver International Co., Ltd.	387,900	3,866,444	0.2%
	Gunze, Ltd.	1,080,000	3,163,354	0.1%
#	H-One Co., Ltd.	67,500	360,777	0.0%
	Hagihara Industries, Inc.	26,600	474,456	0.0%
	Hakuyosha Co., Ltd.	65,000	144,902	0.0%
	Happinet Corp.	93,800	914,701	0.0%
	Hard Off Corp. Co., Ltd.	55,700	700,166	0.0%
	Haruyama Trading Co., Ltd.	47,900	302,914	0.0%
	Heiwa Corp.	85,300	1,596,132	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	HI-LEX Corp.	56,000	$1,618,350	0.1%
	Hiday Hidaka Corp.	74,956	2,153,040	0.1%
#	Himaraya Co., Ltd.	35,900	322,023	0.0%
#	Hiramatsu, Inc.	160,700	971,523	0.0%
	Honeys Co., Ltd.	106,040	915,259	0.0%
#	Hoosiers Holdings	181,100	807,978	0.0%
#	Ichibanya Co., Ltd.	11,229	551,595	0.0%
#	Ichikoh Industries, Ltd.	286,000	558,330	0.0%
#	IJT Technology Holdings Co., Ltd.	124,680	370,909	0.0%
#	Ikyu Corp.	118,800	3,333,446	0.1%
#	Imasen Electric Industrial	89,600	920,162	0.0%
#	Imperial Hotel, Ltd.	13,000	260,505	0.0%
	Intage Holdings, Inc.	84,800	1,200,105	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
#*	Izutsuya Co., Ltd.	617,000	305,972	0.0%
#*	Janome Sewing Machine Co., Ltd.	106,400	692,713	0.0%
	Japan Wool Textile Co., Ltd. (The)	343,000	2,520,036	0.1%
#	Jin Co., Ltd.	80,000	2,950,730	0.1%
#	Joban Kosan Co., Ltd.	342,000	431,225	0.0%
	Joshin Denki Co., Ltd.	205,000	1,830,349	0.1%
#	JP-Holdings, Inc.	298,800	852,453	0.0%
#	JVC Kenwood Corp.	932,030	2,549,473	0.1%
#	K's Holdings Corp.	182,200	6,204,230	0.2%
*	Kadokawa Dwango	246,233	3,698,176	0.2%
#*	Kappa Create Co., Ltd.	37,800	377,443	0.0%
	Kasai Kogyo Co., Ltd.	138,300	1,997,358	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	845,157	0.0%
	Keihin Corp.	267,500	4,690,441	0.2%
#	Keiyo Co., Ltd.	176,200	742,318	0.0%
#	KFC Holdings Japan, Ltd.	75,000	1,276,997	0.1%
#*	Kintetsu Department Store Co., Ltd.	169,000	461,129	0.0%
	Kinugawa Rubber Industrial Co., Ltd.	282,000	1,499,393	0.1%
	Kitamura Co., Ltd.	2,000	13,617	0.0%
*	KNT-CT Holdings Co., Ltd.	643,000	1,243,178	0.1%
#	Kohnan Shoji Co., Ltd.	188,500	2,644,036	0.1%
#*	Kojima Co., Ltd.	162,600	373,996	0.0%
#	Komatsu Seiren Co., Ltd.	134,400	774,936	0.0%
	Komehyo Co., Ltd.	15,700	308,160	0.0%
	Komeri Co., Ltd.	191,400	3,946,253	0.2%
#	Konaka Co., Ltd.	122,460	690,995	0.0%
#	Koshidaka Holdings Co., Ltd.	50,000	904,637	0.0%
	Kourakuen Holdings Corp.	39,800	520,957	0.0%
	KU Holdings Co., Ltd.	132,600	901,213	0.0%
	Kura Corp.	69,200	2,778,586	0.1%
	Kurabo Industries, Ltd.	1,276,000	2,175,072	0.1%
#	KYB Corp.	1,140,000	3,449,226	0.1%
#	Kyoritsu Maintenance Co., Ltd.	70,831	6,074,435	0.2%
#	Kyoto Kimono Yuzen Co., Ltd.	10,700	80,804	0.0%
	LEC, Inc.	41,600	462,809	0.0%
	Look, Inc.	228,000	317,137	0.0%
#	Mamiya-Op Co., Ltd.	322,000	517,115	0.0%
#	Mars Engineering Corp.	49,100	830,266	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#*	Maruei Department Store Co., Ltd.	17,000	$15,149	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	87,993	0.0%
#	Matsuya Co., Ltd.	58,400	598,307	0.0%
	Matsuya Foods Co., Ltd.	48,000	1,140,459	0.1%
	Meiko Network Japan Co., Ltd.	126,400	1,466,526	0.1%
	Meiwa Estate Co., Ltd.	56,900	244,797	0.0%
	Mikuni Corp.	118,000	407,351	0.0%
#	Misawa Homes Co., Ltd.	164,000	1,203,110	0.1%
	Mitsuba Corp.	208,690	3,226,345	0.1%
	Mitsui Home Co., Ltd.	165,000	757,427	0.0%
#	Mizuno Corp.	582,000	2,785,315	0.1%
	Monogatari Corp. (The)	25,700	1,169,503	0.1%
#*	Mr Max Corp.	119,000	354,726	0.0%
	Murakami Corp.	11,000	183,478	0.0%
	Musashi Seimitsu Industry Co., Ltd.	129,900	2,649,187	0.1%
	Nafco Co., Ltd.	33,300	537,910	0.0%
	Nagawa Co., Ltd.	9,700	351,252	0.0%
#*	Naigai Co., Ltd.	1,409,000	629,376	0.0%
	Nakayamafuku Co., Ltd.	9,500	66,736	0.0%
#	Next Co., Ltd.	282,000	3,456,046	0.1%
	Nice Holdings, Inc.	447,000	640,173	0.0%
	Nifco, Inc.	287,200	13,301,749	0.5%
	Nihon Eslead Corp.	33,900	324,951	0.0%
#	Nihon House Holdings Co., Ltd.	229,200	873,831	0.0%
#	Nihon Plast Co., Ltd.	39,000	359,452	0.0%
	Nihon Tokushu Toryo Co., Ltd.	60,000	535,005	0.0%
	Nippon Felt Co., Ltd.	58,200	246,557	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	820,040	0.0%
	Nippon Seiki Co., Ltd.	218,400	5,016,915	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	241,759	0.0%
	Nishimatsuya Chain Co., Ltd.	244,500	2,116,240	0.1%
	Nissan Shatai Co., Ltd.	53,100	571,408	0.0%
	Nissan Tokyo Sales Holdings Co., Ltd.	216,800	552,879	0.0%
#	Nissei Build Kogyo Co., Ltd.	329,000	1,067,105	0.1%
#*	Nissen Holdings Co., Ltd.	59,900	89,906	0.0%
	Nissin Kogyo Co., Ltd.	223,700	3,244,885	0.1%
#	Nittan Valve Co., Ltd.	82,800	256,802	0.0%
#	Nojima Corp.	120,500	1,455,283	0.1%
	Ohashi Technica, Inc.	35,700	393,853	0.0%
#	Ohsho Food Service Corp.	70,500	2,435,442	0.1%
#	Onward Holdings Co., Ltd.	736,000	4,525,597	0.2%
	Ootoya Holdings Co., Ltd.	1,400	24,974	0.0%
#	OPT Holding, Inc.	79,200	399,621	0.0%
#	Otsuka Kagu, Ltd.	38,600	490,841	0.0%
	Pacific Industrial Co., Ltd.	239,600	2,645,560	0.1%
	Pal Co., Ltd.	70,200	1,684,869	0.1%
	PALTAC Corp.	195,534	3,474,858	0.1%
	PanaHome Corp.	496,200	3,748,687	0.2%
	Parco Co., Ltd.	114,700	1,052,142	0.1%
	Paris Miki Holdings, Inc.	151,200	587,784	0.0%
#	PC Depot Corp.	12,300	94,030	0.0%
	PIA Corp.	11,600	226,766	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Piolax, Inc.	56,700	$3,204,785	0.1%
#*	Pioneer Corp.	1,926,100	5,302,383	0.2%
	Plenus Co., Ltd.	133,800	2,236,048	0.1%
	Press Kogyo Co., Ltd.	598,000	2,596,210	0.1%
#	Pressance Corp.	39,600	1,312,264	0.1%
#	Proto Corp.	63,000	866,709	0.0%
#	Renaissance, Inc.	58,600	631,068	0.0%
#*	Renown, Inc.	336,200	335,655	0.0%
#	Resort Solution Co., Ltd.	175,000	482,674	0.0%
	Rhythm Watch Co., Ltd.	578,000	752,438	0.0%
#	Riberesute Corp.	17,900	105,738	0.0%
	Right On Co., Ltd.	87,425	1,022,411	0.1%
	Riken Corp.	522,000	1,835,900	0.1%
	Ringer Hut Co., Ltd.	84,600	1,954,447	0.1%
#*	Riso Kyoiku Co., Ltd.	77,400	227,233	0.0%
	Round One Corp.	433,400	1,957,134	0.1%
#	Royal Holdings Co., Ltd.	179,200	3,328,034	0.1%
	Sac's Bar Holdings, Inc.	101,450	1,479,940	0.1%
	Saizeriya Co., Ltd.	189,400	4,753,340	0.2%
#	Sakai Ovex Co., Ltd.	367,000	686,200	0.0%
	San Holdings, Inc.	15,400	193,607	0.0%
	Sanden Holdings Corp.	686,000	2,187,379	0.1%
	Sanei Architecture Planning Co., Ltd.	52,200	590,977	0.0%
	Sangetsu Co., Ltd.	346,050	6,316,284	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	213,791	0.0%
#	Sankyo Seiko Co., Ltd.	183,400	709,453	0.0%
	Sanoh Industrial Co., Ltd.	136,500	842,165	0.0%
	Sanrio Co., Ltd.	50,300	1,181,717	0.1%
	Sanyo Electric Railway Co., Ltd.	201,000	787,664	0.0%
	Sanyo Housing Nagoya Co., Ltd.	37,500	373,868	0.0%
#	Sanyo Shokai, Ltd.	669,000	1,596,152	0.1%
	Sato Restaurant Systems Co., Ltd.	85,100	634,390	0.0%
#	Scroll Corp.	166,300	585,707	0.0%
#	Seiko Holdings Corp.	1,031,407	5,823,351	0.2%
	Seiren Co., Ltd.	292,400	3,157,971	0.1%
#	Senshukai Co., Ltd.	182,900	1,212,458	0.1%
#	Septeni Holdings Co., Ltd.	75,800	1,681,594	0.1%
	Seria Co., Ltd.	118,300	5,730,563	0.2%
#*	Sharp Corp.	716,000	738,479	0.0%
#	Shidax Corp.	93,300	411,882	0.0%
	Shikibo, Ltd.	779,000	753,552	0.0%
	Shimachu Co., Ltd.	297,200	6,759,713	0.3%
	Shimojima Co., Ltd.	25,900	238,698	0.0%
	Shiroki Corp.	285,000	898,210	0.0%
#	Shobunsha Publications, Inc.	265,800	1,579,116	0.1%
	Shochiku Co., Ltd.	37,000	352,987	0.0%
	Shoei Co., Ltd.	9,600	212,288	0.0%
	Showa Corp.	317,500	2,945,963	0.1%
	SKY Perfect JSAT Holdings, Inc.	23,100	129,870	0.0%
	SNT Corp.	86,200	434,139	0.0%
#	Soft99 Corp.	68,600	450,503	0.0%
	Sotoh Co., Ltd.	41,400	347,812	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	SPK Corp.	19,800	$361,297	0.0%
	St Marc Holdings Co., Ltd.	97,600	2,712,130	0.1%
#	Starts Corp., Inc.	162,200	3,140,296	0.1%
	Step Co., Ltd.	40,700	372,596	0.0%
	Studio Alice Co., Ltd.	61,300	1,081,585	0.1%
	Suminoe Textile Co., Ltd.	332,000	949,059	0.0%
	Sumitomo Forestry Co., Ltd.	281,266	3,795,151	0.2%
#	Sumitomo Riko Co., Ltd.	231,500	1,929,865	0.1%
	Sun Corp.	1,800	9,877	0.0%
	Suncall Corp.	27,000	130,975	0.0%
	T RAD Co., Ltd.	412,000	688,189	0.0%
	T-Gaia Corp.	178,300	2,028,743	0.1%
	Tachi-S Co., Ltd.	162,840	2,592,903	0.1%
#	Tachikawa Corp.	50,800	326,912	0.0%
	Taiho Kogyo Co., Ltd.	98,200	1,183,024	0.1%
	Takamatsu Construction Group Co., Ltd.	80,000	1,709,925	0.1%
#*	Takata Corp.	168,000	1,118,807	0.1%
	Take And Give Needs Co., Ltd.	54,070	326,482	0.0%
	Takihyo Co., Ltd.	76,000	315,969	0.0%
#	Tama Home Co., Ltd.	95,900	346,903	0.0%
#	Tamron Co., Ltd.	108,300	1,998,030	0.1%
#	TASAKI & Co., Ltd.	26,600	362,462	0.0%
	TBK Co., Ltd.	115,600	459,720	0.0%
*	Ten Allied Co., Ltd.	2,000	6,627	0.0%
	Tigers Polymer Corp.	50,600	312,048	0.0%
#	Toa Corp.	138,500	1,446,994	0.1%
#	Toabo Corp.	54,799	291,638	0.0%
#	Toei Animation Co., Ltd.	20,700	1,015,565	0.1%
	Toei Co., Ltd.	409,000	4,003,705	0.2%
	Tohokushinsha Film Corp.	22,500	155,829	0.0%
	Tokai Rika Co., Ltd.	140,800	3,465,466	0.1%
	Token Corp.	46,650	3,600,737	0.1%
	Tokyo Dome Corp.	1,194,200	6,087,252	0.2%
	Tokyo Individualized Educational Institute, Inc.	82,100	442,544	0.0%
	Tokyotokeiba Co., Ltd.	613,000	1,370,489	0.1%
#	Tokyu Recreation Co., Ltd.	79,000	501,932	0.0%
#	Tomy Co., Ltd.	374,293	2,451,963	0.1%
	Topre Corp.	264,300	6,062,163	0.2%
	Toridoll.corp	146,300	2,673,220	0.1%
	Tosho Co., Ltd.	43,800	1,172,096	0.1%
	Tow Co., Ltd.	26,700	150,195	0.0%
	TPR Co., Ltd.	131,000	3,684,523	0.2%
	TS Tech Co., Ltd.	164,500	4,254,519	0.2%
	TSI Holdings Co., Ltd.	430,795	2,942,129	0.1%
#	Tsukada Global Holdings, Inc.	109,400	708,036	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	196,287	0.0%
#	Tsutsumi Jewelry Co., Ltd.	47,200	971,840	0.0%
	Tv Tokyo Holdings Corp.	33,700	635,968	0.0%
#	Tyo, Inc.	329,800	545,023	0.0%
#	U-Shin, Ltd.	126,900	777,808	0.0%
	Umenohana Co., Ltd.	1,000	21,621	0.0%
	Unipres Corp.	230,700	5,211,668	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	United Arrows, Ltd.	138,400	$5,966,575	0.2%
#*	Unitika, Ltd.	3,247,000	1,524,652	0.1%
	Universal Entertainment Corp.	90,900	1,652,867	0.1%
#*	Usen Corp.	750,180	2,160,588	0.1%
#	Village Vanguard Co., Ltd.	32,100	427,189	0.0%
#	VT Holdings Co., Ltd.	493,000	2,932,453	0.1%
	Wacoal Holdings Corp.	675,000	8,072,010	0.3%
#*	WATAMI Co., Ltd.	134,200	889,219	0.0%
#	West Holdings Corp.	96,800	589,969	0.0%
	Workman Co., Ltd.	900	56,713	0.0%
	Wowow, Inc.	51,000	1,288,061	0.1%
	Xebio Holdings Co., Ltd.	156,500	2,955,501	0.1%
	Yachiyo Industry Co., Ltd.	21,400	199,069	0.0%
	Yamato International, Inc.	8,200	28,195	0.0%
	Yellow Hat, Ltd.	92,700	1,901,706	0.1%
#	Yomiuri Land Co., Ltd.	247,000	820,094	0.0%
#	Yondoshi Holdings, Inc.	105,620	2,338,166	0.1%
#	Yonex Co., Ltd.	2,100	53,970	0.0%
	Yorozu Corp.	110,100	2,505,570	0.1%
	Yoshinoya Holdings Co., Ltd.	323,100	4,178,168	0.2%
	Yutaka Giken Co., Ltd.	3,100	67,930	0.0%
	Zenrin Co., Ltd.	156,300	3,178,145	0.1%
	Zensho Holdings Co., Ltd.	674,700	8,486,918	0.3%
#	Zojirushi Corp.	188,000	2,678,904	0.1%
Total Consumer Discretionary			551,533,830	20.5%

Consumer Staples — (8.7%)
	Aderans Co., Ltd.	130,800	901,689	0.0%
#	Aeon Hokkaido Corp.	324,100	1,482,109	0.1%
	Ain Holdings, Inc.	138,400	6,598,700	0.2%
	Arcs Co., Ltd.	195,000	4,298,009	0.2%
	Ariake Japan Co., Ltd.	86,100	4,763,364	0.2%
	Artnature, Inc.	96,200	845,028	0.0%
	Axial Retailing, Inc.	87,000	2,920,669	0.1%
	Belc Co., Ltd.	59,100	2,158,296	0.1%
#	C'BON Cosmetics Co., Ltd.	2,400	50,903	0.0%
	Cawachi, Ltd.	88,000	1,715,974	0.1%
	Chubu Shiryo Co., Ltd.	114,700	923,888	0.0%
	Chuo Gyorui Co., Ltd.	93,000	213,111	0.0%
#	Ci:z Holdings Co., Ltd.	165,600	2,859,796	0.1%
	Coca-Cola East Japan Co., Ltd.	71,300	1,148,194	0.0%
	Coca-Cola West Co., Ltd.	268,200	5,428,599	0.2%
	Cocokara fine, Inc.	105,760	4,748,097	0.2%
	Create SD Holdings Co., Ltd.	164,400	4,023,286	0.2%
	Daikokutenbussan Co., Ltd.	35,800	1,348,985	0.1%
	Dydo Drinco, Inc.	42,700	1,985,403	0.1%
	Earth Chemical Co., Ltd.	77,200	3,168,256	0.1%
	Eco's Co., Ltd.	3,500	44,215	0.0%
	Fancl Corp.	137,500	1,901,871	0.1%
	Feed One Co., Ltd.	812,440	890,341	0.0%
#*	First Baking Co., Ltd.	183,000	175,845	0.0%
	Fuji Oil Holdings, Inc.	362,600	5,888,540	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Fujicco Co., Ltd.	120,600	$2,106,618	0.1%
*	Fujiya Co., Ltd.	26,000	41,465	0.0%
#	Genky Stores, Inc.	23,600	747,410	0.0%
	Hagoromo Foods Corp.	39,000	389,634	0.0%
#*	Hayashikane Sangyo Co., Ltd.	166,000	158,856	0.0%
	Heiwado Co., Ltd.	182,000	3,994,281	0.2%
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	435,885	0.0%
	Hokuto Corp.	131,300	2,528,318	0.1%
#	House Foods Group, Inc.	87,800	1,733,503	0.1%
	Inageya Co., Ltd.	175,100	1,901,473	0.1%
#	Ito En, Ltd.	54,800	1,409,760	0.1%
	Itochu-Shokuhin Co., Ltd.	26,600	919,323	0.0%
	Itoham Foods, Inc.	858,800	4,975,722	0.2%
	J-Oil Mills, Inc.	580,000	1,683,184	0.1%
#	Kakiyasu Honten Co., Ltd.	27,100	447,524	0.0%
	Kameda Seika Co., Ltd.	72,000	3,075,896	0.1%
	Kaneko Seeds Co., Ltd.	2,200	21,928	0.0%
	Kansai Super Market, Ltd.	18,300	124,900	0.0%
	Kato Sangyo Co., Ltd.	118,000	2,730,020	0.1%
	Kenko Mayonnaise Co., Ltd.	50,300	999,271	0.0%
	KEY Coffee, Inc.	109,700	1,751,152	0.1%
	Kirindo Holdings Co., Ltd.	29,300	310,112	0.0%
#	Kobe Bussan Co., Ltd.	70,600	2,238,100	0.1%
#	Kotobuki Spirits Co., Ltd.	30,400	1,246,784	0.0%
	Kusuri No Aoki Co., Ltd.	97,600	4,763,935	0.2%
#	Kyokuyo Co., Ltd.	576,000	1,322,186	0.1%
#	Life Corp.	178,200	4,400,435	0.2%
	Mandom Corp.	104,400	4,210,282	0.2%
	Marudai Food Co., Ltd.	632,000	2,435,562	0.1%
#	Maruha Nichiro Corp.	225,007	3,969,317	0.2%
#	Maxvalu Nishinihon Co., Ltd.	5,600	78,596	0.0%
#	Maxvalu Tokai Co., Ltd.	54,200	859,284	0.0%
	Medical System Network Co., Ltd.	78,200	420,223	0.0%
	Megmilk Snow Brand Co., Ltd.	258,500	6,647,209	0.3%
	Meito Sangyo Co., Ltd.	52,200	583,267	0.0%
	Milbon Co., Ltd.	70,076	2,861,198	0.1%
#	Ministop Co., Ltd.	88,100	1,707,967	0.1%
	Mitsubishi Shokuhin Co., Ltd.	85,300	2,095,325	0.1%
	Mitsui Sugar Co., Ltd.	533,850	2,403,202	0.1%
#	Miyoshi Oil & Fat Co., Ltd.	379,000	425,053	0.0%
	Morinaga & Co., Ltd.	1,134,000	5,965,536	0.2%
	Morinaga Milk Industry Co., Ltd.	1,134,000	5,165,794	0.2%
	Morozoff, Ltd.	154,000	558,424	0.0%
	Nagatanien Holdings Co., Ltd.	131,000	1,173,230	0.0%
	Nakamuraya Co., Ltd.	184,000	720,790	0.0%
	Natori Co., Ltd.	28,800	414,205	0.0%
	Nichimo Co., Ltd.	170,000	276,325	0.0%
	Nichirei Corp.	1,501,000	11,059,885	0.4%
#	Nihon Chouzai Co., Ltd.	30,960	1,224,024	0.0%
	Niitaka Co., Ltd.	2,060	24,189	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	1,023,169	0.0%
	Nippon Flour Mills Co., Ltd.	722,000	5,179,687	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Nippon Suisan Kaisha, Ltd.	1,480,200	$8,284,103	0.3%
	Nisshin Oillio Group, Ltd. (The)	679,000	2,766,005	0.1%
#	Nissin Sugar Co., Ltd.	19,000	771,227	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	203,809	0.0%
	Noevir Holdings Co., Ltd.	61,300	1,770,807	0.1%
#	Oenon Holdings, Inc.	307,000	569,550	0.0%
#	OIE Sangyo Co., Ltd.	20,900	157,983	0.0%
	Okuwa Co., Ltd.	117,000	1,076,810	0.0%
	Olympic Group Corp.	63,100	323,161	0.0%
	OUG Holdings, Inc.	29,000	60,089	0.0%
	Prima Meat Packers, Ltd.	859,000	2,308,156	0.1%
#	Qol Co., Ltd.	52,600	740,225	0.0%
#	Riken Vitamin Co., Ltd.	75,400	2,482,768	0.1%
	Rock Field Co., Ltd.	58,800	1,439,471	0.1%
	Rokko Butter Co., Ltd.	45,600	654,701	0.0%
#	S Foods, Inc.	75,562	1,323,214	0.1%
	S&B Foods, Inc.	499	20,552	0.0%
	Sakata Seed Corp.	182,600	4,314,713	0.2%
	San-A Co., Ltd.	98,700	4,428,451	0.2%
#	Sapporo Holdings, Ltd.	1,981,000	8,696,531	0.3%
#	Shoei Foods Corp.	45,700	574,287	0.0%
	Showa Sangyo Co., Ltd.	514,000	1,962,518	0.1%
	Sogo Medical Co., Ltd.	55,800	2,054,694	0.1%
	ST Corp.	80,200	754,700	0.0%
	Starzen Co., Ltd.	36,600	1,043,862	0.0%
	Takara Holdings, Inc.	980,300	7,450,228	0.3%
	Tobu Store Co., Ltd.	190,000	480,609	0.0%
	Toho Co., Ltd.	42,400	867,263	0.0%
#	Tohto Suisan Co., Ltd.	173,000	267,880	0.0%
	Torigoe Co., Ltd. (The)	80,300	502,372	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	140,445	0.0%
	United Super Markets Holdings, Inc.	248,100	2,115,755	0.1%
#	UNY Group Holdings Co., Ltd.	1,468,300	9,226,543	0.3%
	Valor Holdings Co., Ltd.	212,100	5,002,225	0.2%
	Warabeya Nichiyo Co., Ltd.	83,460	1,582,185	0.1%
#	Welcia Holdings Co., Ltd.	29,500	1,634,908	0.1%
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	396,617	0.0%
	Yamatane Corp.	520,000	788,976	0.0%
#	Yamaya Corp.	25,600	462,446	0.0%
	Yaoko Co., Ltd.	102,800	4,313,229	0.2%
#	Yokohama Reito Co., Ltd.	263,000	2,302,628	0.1%
	Yomeishu Seizo Co., Ltd.	48,500	816,044	0.0%
#	Yonekyu Corp.	28,100	589,055	0.0%
	Yuasa Funashoku Co., Ltd.	121,000	356,907	0.0%
	Yutaka Foods Corp.	6,000	93,943	0.0%
Total Consumer Staples			256,595,231	9.6%

Energy — (0.9%)
#	BP Castrol KK	64,600	651,263	0.0%
*	Cosmo Energy Holdings Co., Ltd.	345,500	4,640,097	0.2%
	Fuji Kosan Co., Ltd.	33,100	126,236	0.0%
	Fuji Oil Co., Ltd.	284,800	831,914	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Itochu Enex Co., Ltd.	302,200	$2,311,863	0.1%
#	Japan Drilling Co., Ltd.	34,800	761,735	0.0%
	Japan Oil Transportation Co., Ltd.	84,000	168,880	0.0%
	Japan Petroleum Exploration Co., Ltd.	19,200	515,661	0.0%
	Mitsuuroko Group Holdings Co., Ltd.	184,800	910,734	0.0%
#	Modec, Inc.	102,100	1,420,015	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,357,900	1,132,445	0.1%
#	Nippon Gas Co., Ltd.	192,600	4,717,025	0.2%
	Nippon Seiro Co., Ltd.	11,000	22,560	0.0%
#	Sala Corp.	124,900	704,792	0.0%
	San-Ai Oil Co., Ltd.	310,000	2,527,899	0.1%
#	Shinko Plantech Co., Ltd.	237,200	1,947,121	0.1%
	Sinanen Holdings Co., Ltd.	260,000	1,018,985	0.0%
#	Toa Oil Co., Ltd.	415,000	515,505	0.0%
	Toyo Kanetsu K.K.	624,000	1,349,466	0.1%
Total Energy			26,274,196	1.0%

Financials — (10.6%)
	77 Bank, Ltd. (The)	161,000	866,796	0.0%
	Aichi Bank, Ltd. (The)	52,700	2,806,440	0.1%
	Airport Facilities Co., Ltd.	132,770	631,851	0.0%
#	Aizawa Securities Co., Ltd.	154,900	881,756	0.0%
	Akita Bank, Ltd. (The)	1,112,400	3,831,674	0.1%
	Anabuki Kosan, Inc.	22,000	45,618	0.0%
*	Anicom Holdings, Inc.	1,900	50,637	0.0%
	Aomori Bank, Ltd. (The)	1,186,000	3,803,270	0.1%
#	Ardepro Co., Ltd.	270,700	257,787	0.0%
	Asax Co., Ltd.	1,700	22,422	0.0%
	Ashikaga Holdings Co., Ltd.	91,900	358,185	0.0%
	Awa Bank, Ltd. (The)	1,173,000	6,834,628	0.3%
	Bank of Iwate, Ltd. (The)	102,100	4,250,894	0.2%
	Bank of Kochi, Ltd. (The)	279,000	331,759	0.0%
#	Bank of Nagoya, Ltd. (The)	1,007,297	3,687,635	0.1%
	Bank of Okinawa, Ltd. (The)	110,800	4,268,688	0.2%
	Bank of Saga, Ltd. (The)	802,000	1,793,835	0.1%
#	Bank of the Ryukyus, Ltd.	227,380	3,200,998	0.1%
	Chiba Kogyo Bank, Ltd. (The)	236,900	1,319,314	0.1%
	Chukyo Bank, Ltd. (The)	682,000	1,302,000	0.1%
	Daibiru Corp.	303,600	2,500,986	0.1%
	Daiichi Commodities Co., Ltd.	13,700	45,838	0.0%
	Daikyo, Inc.	1,904,000	3,088,345	0.1%
#	Daisan Bank, Ltd. (The)	855,000	1,258,453	0.0%
	Daishi Bank, Ltd. (The)	2,003,000	8,836,581	0.3%
	Daito Bank, Ltd. (The)	873,000	1,515,716	0.1%
	DSB Co., Ltd.	55,800	506,608	0.0%
	eGuarantee, Inc.	10,800	232,241	0.0%
#	Ehime Bank, Ltd. (The)	938,000	1,968,967	0.1%
	Eighteenth Bank, Ltd. (The)	1,068,000	3,121,633	0.1%
	FIDEA Holdings Co., Ltd.	874,800	1,965,957	0.1%
	Financial Products Group Co., Ltd.	409,700	3,197,708	0.1%
	Fukui Bank, Ltd. (The)	1,301,000	2,527,527	0.1%
	Fukushima Bank, Ltd. (The)	1,421,000	1,139,300	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Fuyo General Lease Co., Ltd.	81,700	$3,847,450	0.1%
#	GCA Savvian Corp.	89,900	921,810	0.0%
	Goldcrest Co., Ltd.	101,790	1,847,519	0.1%
	Grandy House Corp.	14,200	48,242	0.0%
	Heiwa Real Estate Co., Ltd.	248,700	2,721,362	0.1%
	Higashi-Nippon Bank, Ltd. (The)	869,000	2,872,246	0.1%
	Hokkoku Bank, Ltd. (The)	1,742,000	5,782,055	0.2%
	Hokuetsu Bank, Ltd. (The)	1,300,000	2,741,553	0.1%
	Hyakugo Bank, Ltd. (The)	1,491,609	7,250,594	0.3%
	Hyakujushi Bank, Ltd. (The)	1,509,000	5,609,539	0.2%
	IBJ Leasing Co., Ltd.	66,500	1,355,492	0.1%
	Ichiyoshi Securities Co., Ltd.	227,800	2,085,724	0.1%
	IwaiCosmo Holdings, Inc.	118,200	1,362,561	0.1%
	J Trust Co., Ltd.	10,600	84,969	0.0%
	Jaccs Co., Ltd.	17,000	62,089	0.0%
	Jafco Co., Ltd.	92,700	3,613,740	0.1%
#	Japan Property Management Center Co., Ltd.	13,900	165,804	0.0%
	Japan Securities Finance Co., Ltd.	16,700	85,131	0.0%
	Jimoto Holdings, Inc.	508,400	842,525	0.0%
	Juroku Bank, Ltd. (The)	2,002,000	7,921,517	0.3%
	kabu.com Securities Co., Ltd.	1,026,600	3,204,608	0.1%
#	Kabuki-Za Co., Ltd.	36,000	1,498,304	0.1%
	Kansai Urban Banking Corp.	149,200	1,672,113	0.1%
	Keihanshin Building Co., Ltd.	195,400	1,097,252	0.0%
	Keiyo Bank, Ltd. (The)	1,418,000	6,714,629	0.3%
#	Kenedix, Inc.	1,201,100	4,313,836	0.2%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,356,882	0.1%
	Kiyo Bank, Ltd. (The)	371,490	5,359,980	0.2%
	Kyokuto Securities Co., Ltd.	125,600	1,583,311	0.1%
*	Kyushu Financial Group, Inc.	1,826,920	12,874,090	0.5%
#	Land Business Co., Ltd.	59,500	160,126	0.0%
*	Leopalace21 Corp.	1,960,700	10,612,750	0.4%
*	LIFENET INSURANCE CO.	12,800	48,087	0.0%
	Marusan Securities Co., Ltd.	177,000	1,854,769	0.1%
#	Michinoku Bank, Ltd. (The)	840,000	1,420,803	0.1%
	Mie Bank, Ltd. (The)	523,000	1,157,682	0.0%
	Minato Bank, Ltd. (The)	1,084,000	1,787,922	0.1%
	Mito Securities Co., Ltd.	338,500	1,146,493	0.0%
	Miyazaki Bank, Ltd. (The)	931,000	2,981,603	0.1%
	Monex Group, Inc.	1,054,800	2,740,704	0.1%
	Money Partners Group Co., Ltd.	33,400	117,940	0.0%
	MONEY SQUARE HOLDINGS, Inc.	900	10,863	0.0%
	Musashino Bank, Ltd. (The)	198,700	7,246,781	0.3%
#	Nagano Bank, Ltd. (The)	512,000	876,716	0.0%
	Nanto Bank, Ltd. (The)	1,170,000	3,664,785	0.1%
*	New Real Property K.K.	43,900	—	0.0%
	Nishi-Nippon City Bank, Ltd. (The)	463,000	1,220,312	0.0%
	Nisshin Fudosan Co.	186,100	640,350	0.0%
	North Pacific Bank, Ltd.	2,025,300	6,990,911	0.3%
#	OAK Capital Corp.	90,300	159,309	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,882,041	0.3%
#	Oita Bank, Ltd. (The)	1,014,900	3,947,263	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Okasan Securities Group, Inc.	186,000	$1,058,998	0.0%
	Open House Co., Ltd.	121,700	2,337,027	0.1%
#	Pocket Card Co., Ltd.	11,200	51,104	0.0%
#	Raysum Co., Ltd.	40,300	344,238	0.0%
	Relo Holdings, Inc.	62,900	7,592,352	0.3%
	Ricoh Leasing Co., Ltd.	101,700	3,159,194	0.1%
#	SAMTY Co., Ltd.	76,900	801,863	0.0%
	San-In Godo Bank, Ltd. (The)	957,000	7,783,122	0.3%
	Sankyo Frontier Co., Ltd.	10,000	75,491	0.0%
#	Sawada Holdings Co., Ltd.	142,000	1,350,457	0.1%
	Senshu Ikeda Holdings, Inc.	1,365,700	5,629,923	0.2%
#	Shiga Bank, Ltd. (The)	1,328,000	6,636,713	0.3%
	Shikoku Bank, Ltd. (The)	1,210,000	2,740,413	0.1%
	Shimane Bank, Ltd. (The)	16,600	196,042	0.0%
	Shimizu Bank, Ltd. (The)	48,000	1,177,318	0.0%
	Shinoken Group Co., Ltd.	20,400	385,939	0.0%
#	Sparx Group Co., Ltd.	573,900	1,359,165	0.1%
	Star Mica Co., Ltd.	5,300	64,077	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,440,361	0.1%
#	Sun Frontier Fudousan Co., Ltd.	138,500	1,016,256	0.0%
	Taiko Bank, Ltd. (The)	207,000	425,764	0.0%
#	Takagi Securities Co., Ltd.	224,000	344,191	0.0%
	Takara Leben Co., Ltd.	552,800	3,067,592	0.1%
	TOC Co., Ltd.	366,450	3,209,737	0.1%
	Tochigi Bank, Ltd. (The)	724,000	4,129,269	0.2%
	Toho Bank, Ltd. (The)	1,313,200	4,691,563	0.2%
	Tohoku Bank, Ltd. (The)	588,000	779,589	0.0%
	Tokai Tokyo Financial Holdings, Inc.	526,900	3,200,211	0.1%
	Tokyo Rakutenchi Co., Ltd.	212,000	896,021	0.0%
#	Tokyo Theatres Co., Inc.	468,000	523,180	0.0%
	Tokyo TY Financial Group, Inc.	150,338	5,031,554	0.2%
	Tomato Bank, Ltd.	484,000	705,050	0.0%
	TOMONY Holdings, Inc.	913,950	3,479,697	0.1%
#	Tosei Corp.	201,700	1,272,492	0.1%
	Tottori Bank, Ltd. (The)	353,000	632,672	0.0%
	Towa Bank, Ltd. (The)	2,036,000	1,815,008	0.1%
	Toyo Securities Co., Ltd.	419,000	1,294,743	0.1%
	Tsukuba Bank, Ltd.	495,100	1,650,583	0.1%
#	Unizo Holdings Co., Ltd.	69,100	2,776,681	0.1%
#	Yamagata Bank, Ltd. (The)	854,500	3,320,454	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,988,259	0.2%
Total Financials			314,451,547	11.7%

Health Care — (4.6%)
	As One Corp.	86,768	3,323,356	0.1%
	Asahi Intecc Co., Ltd.	171,400	7,876,514	0.3%
#	ASKA Pharmaceutical Co., Ltd.	131,300	1,617,209	0.1%
	Biofermin Pharmaceutical Co., Ltd.	10,500	320,907	0.0%
	BML, Inc.	68,300	2,045,772	0.1%
#	CMIC Holdings Co., Ltd.	70,000	891,518	0.0%
	Create Medic Co., Ltd.	28,000	216,885	0.0%
#	Daiken Medical Co., Ltd.	88,900	757,245	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Daito Pharmaceutical Co., Ltd.	65,780	$1,893,450	0.1%
	Eiken Chemical Co., Ltd.	73,500	1,356,123	0.1%
#	EPS Holdings, Inc.	164,600	1,813,420	0.1%
	FALCO HOLDINGS Co., Ltd.	44,000	536,232	0.0%
#	FINDEX, Inc.	88,500	658,544	0.0%
	Fuji Pharma Co., Ltd.	41,500	751,985	0.0%
	Fuso Pharmaceutical Industries, Ltd.	415,000	961,311	0.0%
#	Hogy Medical Co., Ltd.	71,000	3,572,631	0.1%
	Iwaki & Co., Ltd.	154,000	261,166	0.0%
#	Japan Medical Dynamic Marketing, Inc.	108,100	644,880	0.0%
	Jeol, Ltd.	483,000	3,138,265	0.1%
	JMS Co., Ltd.	157,000	399,111	0.0%
	Kawasumi Laboratories, Inc.	69,100	499,314	0.0%
	Kissei Pharmaceutical Co., Ltd.	59,100	1,482,298	0.1%
	KYORIN Holdings, Inc.	306,900	6,394,570	0.2%
	Mani, Inc.	103,500	1,997,016	0.1%
#	Message Co., Ltd.	84,600	2,410,354	0.1%
	Mochida Pharmaceutical Co., Ltd.	78,399	5,555,670	0.2%
	N Field Co., Ltd.	700	7,430	0.0%
#	Nagaileben Co., Ltd.	51,200	877,151	0.0%
	Nakanishi, Inc.	115,300	4,493,893	0.2%
	ND Software Co., Ltd.	5,200	57,162	0.0%
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	6,297,109	0.2%
#	Nichii Gakkan Co.	284,300	2,068,948	0.1%
#	Nihon Kohden Corp.	213,900	5,174,019	0.2%
#	Nikkiso Co., Ltd.	361,500	2,858,192	0.1%
	Nippon Chemiphar Co., Ltd.	175,000	889,414	0.0%
	Nipro Corp.	702,100	7,677,486	0.3%
	Nissui Pharmaceutical Co., Ltd.	67,400	795,431	0.0%
	Paramount Bed Holdings Co., Ltd.	114,200	4,051,977	0.2%
	Rion Co., Ltd.	42,300	711,773	0.0%
	Rohto Pharmaceutical Co., Ltd.	499,200	9,959,367	0.4%
	Seed Co., Ltd.	8,200	94,541	0.0%
	Ship Healthcare Holdings, Inc.	279,700	6,925,213	0.3%
#	Shofu, Inc.	35,700	438,153	0.0%
	Software Service, Inc.	17,400	747,612	0.0%
#	Taiko Pharmaceutical Co., Ltd.	64,600	976,477	0.0%
	Techno Medica Co., Ltd.	25,700	616,783	0.0%
#	Toho Holdings Co., Ltd.	321,000	7,802,759	0.3%
	Tokai Corp.	54,500	1,561,226	0.1%
	Torii Pharmaceutical Co., Ltd.	65,500	1,502,225	0.1%
#	Towa Pharmaceutical Co., Ltd.	59,100	3,675,147	0.1%
	Tsukui Corp.	180,900	1,990,793	0.1%
	Tsumura & Co.	348,700	9,682,914	0.4%
	Uchiyama Holdings Co., Ltd.	24,200	97,864	0.0%
	Vital KSK Holdings, Inc.	193,400	1,575,043	0.1%
	Wakamoto Pharmaceutical Co., Ltd.	107,000	258,415	0.0%
	WIN-Partners Co., Ltd.	4,900	70,175	0.0%
	ZERIA Pharmaceutical Co., Ltd.	100,699	1,335,549	0.1%
Total Health Care			136,645,987	5.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (25.6%)
#*	A&A Material Corp.	127,000	$91,999	0.0%
	Advan Co., Ltd.	170,000	1,538,263	0.1%
	Advanex, Inc.	23,699	360,291	0.0%
	Aeon Delight Co., Ltd.	107,400	3,445,697	0.1%
	Aica Kogyo Co., Ltd.	314,300	6,176,121	0.2%
	Aichi Corp.	171,500	1,136,747	0.1%
	Aida Engineering, Ltd.	317,900	3,276,531	0.1%
	AIT Corp.	11,200	108,564	0.0%
#	Alinco, Inc.	62,600	601,084	0.0%
	Alps Logistics Co., Ltd.	49,300	582,272	0.0%
#	Altech Corp.	44,750	919,321	0.0%
	Anest Iwata Corp.	168,200	1,426,940	0.1%
#*	Arrk Corp.	422,400	382,515	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,200	3,509,674	0.1%
	Asahi Kogyosha Co., Ltd.	122,000	499,366	0.0%
#	Asanuma Corp.	487,000	1,250,608	0.1%
#*	Asia Growth Capital, Ltd.	389,900	366,954	0.0%
	Asunaro Aoki Construction Co., Ltd.	145,500	970,618	0.0%
	Bando Chemical Industries, Ltd.	462,000	1,928,390	0.1%
	Benefit One, Inc.	96,900	2,265,399	0.1%
	Bunka Shutter Co., Ltd.	309,000	2,615,749	0.1%
	Canare Electric Co., Ltd.	2,300	38,450	0.0%
	Career Design Center Co., Ltd.	28,800	312,161	0.0%
	Central Glass Co., Ltd.	1,214,000	5,568,081	0.2%
	Central Security Patrols Co., Ltd.	40,700	614,650	0.0%
*	Chilled & Frozen Logistics Holdings Co., Ltd.	22,000	169,308	0.0%
	Chiyoda Corp.	309,000	2,346,416	0.1%
	Chiyoda Integre Co., Ltd.	73,700	1,717,020	0.1%
	Chudenko Corp.	110,500	2,435,456	0.1%
	Chugai Ro Co., Ltd.	373,000	723,584	0.0%
	CKD Corp.	341,900	3,398,401	0.1%
	COMSYS Holdings Corp.	241,700	3,398,500	0.1%
#	Cosel Co., Ltd.	114,400	1,030,732	0.0%
	CTI Engineering Co., Ltd.	72,300	739,250	0.0%
	Dai-Dan Co., Ltd.	155,000	1,086,809	0.0%
	Daido Kogyo Co., Ltd.	200,000	353,763	0.0%
	Daifuku Co., Ltd.	579,400	9,866,623	0.4%
	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	501,615	0.0%
	Daihen Corp.	620,000	2,919,528	0.1%
#	Daiho Corp.	405,000	1,929,099	0.1%
	Daiichi Jitsugyo Co., Ltd.	251,000	1,121,989	0.1%
	Daiseki Co., Ltd.	209,463	3,339,083	0.1%
	Daiseki Eco. Solution Co., Ltd.	14,400	163,502	0.0%
#	Daisue Construction Co., Ltd.	33,700	258,347	0.0%
	Daiwa Industries, Ltd.	173,000	1,349,526	0.1%
#*	Danto Holdings Corp.	165,000	255,592	0.0%
	Denyo Co., Ltd.	85,300	1,331,712	0.1%
#	Dijet Industrial Co., Ltd.	44,000	58,631	0.0%
	DMW Corp.	4,800	78,313	0.0%
#	Duskin Co., Ltd.	222,400	4,046,382	0.2%
#	Ebara Corp.	307,000	1,458,909	0.1%
#	Ebara Jitsugyo Co., Ltd.	40,200	484,088	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Eidai Co., Ltd.	115,000	$396,149	0.0%
	en-japan, Inc.	62,400	2,297,736	0.1%
#	Endo Lighting Corp.	60,200	617,694	0.0%
#*	Enshu, Ltd.	281,000	215,045	0.0%
	Freund Corp.	9,900	116,096	0.0%
#	Fudo Tetra Corp.	1,040,800	1,218,347	0.1%
	Fuji Machine Manufacturing Co., Ltd.	5,000	52,562	0.0%
	Fujikura, Ltd.	1,984,000	10,716,462	0.4%
#*	Fujisash Co., Ltd.	436,500	404,449	0.0%
	Fujitec Co., Ltd.	436,800	4,471,383	0.2%
	Fukuda Corp.	441,000	4,515,773	0.2%
	Fukushima Industries Corp.	78,100	1,845,458	0.1%
#	Fukuyama Transporting Co., Ltd.	791,400	3,928,046	0.2%
#	FULLCAST Holdings Co., Ltd.	73,900	454,736	0.0%
	Funai Soken Holdings, Inc.	140,760	2,005,196	0.1%
	Furukawa Co., Ltd.	1,665,000	3,419,975	0.1%
	Furukawa Electric Co., Ltd.	4,806,000	10,172,907	0.4%
	Furusato Industries, Ltd.	52,000	788,459	0.0%
#	Futaba Corp.	125,100	1,680,154	0.1%
	Gecoss Corp.	109,200	934,905	0.0%
	Giken, Ltd.	2,400	30,223	0.0%
	Glory, Ltd.	268,900	8,255,680	0.3%
	GS Yuasa Corp.	1,210,000	4,496,848	0.2%
	Hamakyorex Co., Ltd.	84,400	1,573,607	0.1%
	Hanwa Co., Ltd.	1,221,000	5,272,658	0.2%
#	Harmonic Drive Systems, Inc.	150,100	3,246,245	0.1%
	Hazama Ando Corp.	1,082,400	5,836,486	0.2%
	Hibiya Engineering, Ltd.	120,800	1,655,645	0.1%
	Hirakawa Hewtech Corp.	900	14,154	0.0%
#	Hisaka Works, Ltd.	100,200	798,191	0.0%
#	Hitachi Koki Co., Ltd.	311,600	2,229,080	0.1%
	Hitachi Transport System, Ltd.	278,000	4,847,819	0.2%
	Hitachi Zosen Corp.	991,379	5,442,103	0.2%
	Hito Communications, Inc.	1,900	45,250	0.0%
	Hokuetsu Industries Co., Ltd.	105,900	714,769	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	23,000	191,593	0.0%
	Hosokawa Micron Corp.	176,000	899,358	0.0%
	Howa Machinery, Ltd.	72,100	386,658	0.0%
	Ichiken Co., Ltd.	143,000	488,207	0.0%
	Ichinen Holdings Co., Ltd.	114,200	1,092,881	0.0%
	Idec Corp.	158,800	1,434,450	0.1%
#	Iino Kaiun Kaisha, Ltd.	521,100	2,155,590	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,700	4,431,616	0.2%
#	Inaba Seisakusho Co., Ltd.	49,700	533,541	0.0%
	Inabata & Co., Ltd.	308,400	3,113,285	0.1%
#	Inui Global Logistics Co., Ltd.	71,880	568,223	0.0%
#	Iseki & Co., Ltd.	1,110,000	1,731,630	0.1%
	Ishii Iron Works Co., Ltd.	110,000	168,947	0.0%
	Itoki Corp.	213,800	1,519,830	0.1%
	Iwasaki Electric Co., Ltd.	372,000	758,344	0.0%
#	Iwatani Corp.	1,087,000	5,611,899	0.2%
	JAC Recruitment Co., Ltd.	9,500	74,013	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Jalux, Inc.	33,200	$726,934	0.0%
#	Jamco Corp.	77,700	2,603,676	0.1%
	Japan Foundation Engineering Co., Ltd.	119,500	496,860	0.0%
	Japan Pulp & Paper Co., Ltd.	465,000	1,293,154	0.1%
	Japan Steel Works, Ltd. (The)	1,992,000	6,992,757	0.3%
	Japan Transcity Corp.	242,000	902,846	0.0%
	JK Holdings Co., Ltd.	89,940	373,270	0.0%
#	Juki Corp.	183,600	1,637,714	0.1%
	Kamei Corp.	148,700	1,455,552	0.1%
	Kanaden Corp.	113,000	923,359	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,135,155	0.1%
#	Kanamoto Co., Ltd.	171,600	4,339,696	0.2%
	Kandenko Co., Ltd.	626,000	4,200,305	0.2%
	Kanematsu Corp.	2,395,625	4,030,261	0.2%
#	Katakura Industries Co., Ltd.	136,100	1,462,038	0.1%
	Kato Works Co., Ltd.	309,000	1,347,859	0.1%
#	KAWADA TECHNOLOGIES, Inc.	58,900	1,839,836	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	280,680	0.0%
	Kawasaki Kisen Kaisha, Ltd.	2,829,000	6,056,292	0.2%
	Keihin Co., Ltd.	249,000	360,736	0.0%
#*	KI Holdings Co., Ltd.	88,000	395,305	0.0%
#	Kimura Chemical Plants Co., Ltd.	39,900	143,572	0.0%
	King Jim Co., Ltd.	13,000	87,461	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	153,000	502,799	0.0%
	Kintetsu World Express, Inc.	155,600	2,738,126	0.1%
	Kitagawa Iron Works Co., Ltd.	496,000	1,095,951	0.0%
	Kitano Construction Corp.	259,000	673,587	0.0%
#	Kito Corp.	108,500	970,854	0.0%
	Kitz Corp.	543,500	2,441,308	0.1%
*	Kobe Electric Railway Co., Ltd.	29,000	87,096	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	97,000	420,699	0.0%
	Koike Sanso Kogyo Co., Ltd.	145,000	409,293	0.0%
#	Kokusai Co., Ltd.	40,400	517,548	0.0%
	Kokuyo Co., Ltd.	527,825	5,707,121	0.2%
#	KOMAIHALTEC, Inc.	227,000	460,087	0.0%
	Komatsu Wall Industry Co., Ltd.	40,000	685,648	0.0%
	Komori Corp.	348,700	4,079,881	0.2%
	Kondotec, Inc.	124,000	784,533	0.0%
	Konoike Transport Co., Ltd.	70,600	933,649	0.0%
	Kosaido Co., Ltd.	257,200	904,370	0.0%
	KRS Corp.	36,200	835,697	0.0%
	Kumagai Gumi Co., Ltd.	1,756,000	5,041,586	0.2%
#	Kuroda Electric Co., Ltd.	219,100	4,047,751	0.2%
	Kyodo Printing Co., Ltd.	525,000	1,454,983	0.1%
	Kyokuto Boeki Kaisha, Ltd.	58,000	119,026	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	204,200	2,266,159	0.1%
	Kyoritsu Printing Co., Ltd.	105,300	267,858	0.0%
	Kyowa Exeo Corp.	481,800	4,946,445	0.2%
#	Kyudenko Corp.	219,000	3,922,866	0.2%
#	Link And Motivation, Inc.	251,400	258,872	0.0%
	Lonseal Corp.	116,000	152,905	0.0%
#	Maeda Corp.	821,000	5,547,114	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Maeda Kosen Co., Ltd.	102,300	$934,350	0.0%
	Maeda Road Construction Co., Ltd.	387,000	6,487,310	0.2%
	Maezawa Industries, Inc.	35,700	102,243	0.0%
	Maezawa Kasei Industries Co., Ltd.	45,600	431,211	0.0%
	Maezawa Kyuso Industries Co., Ltd.	48,200	617,073	0.0%
	Makino Milling Machine Co., Ltd.	655,000	4,928,422	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	134,949	0.0%
#	Marufuji Sheet Piling Co., Ltd.	58,000	133,813	0.0%
	Maruka Machinery Co., Ltd.	32,200	484,316	0.0%
	Maruyama Manufacturing Co., Inc.	230,000	370,378	0.0%
	Maruzen Co., Ltd.	46,000	363,139	0.0%
	Maruzen Showa Unyu Co., Ltd.	300,000	1,071,928	0.0%
	Matsuda Sangyo Co., Ltd.	81,082	966,397	0.0%
	Matsui Construction Co., Ltd.	124,600	760,963	0.0%
	Max Co., Ltd.	191,000	1,969,519	0.1%
	Meidensha Corp.	1,171,050	4,716,245	0.2%
	Meiji Shipping Co., Ltd.	111,000	475,049	0.0%
#	Meisei Industrial Co., Ltd.	251,000	1,040,447	0.0%
	Meitec Corp.	181,300	6,208,447	0.2%
#	Meiwa Corp.	161,700	565,530	0.0%
	Mesco, Inc.	22,000	159,711	0.0%
	Mirait Holdings Corp.	380,085	3,131,476	0.1%
	Mitani Corp.	68,200	1,699,291	0.1%
	Mitsubishi Kakoki Kaisha, Ltd.	49,000	96,993	0.0%
	Mitsubishi Logistics Corp.	26,000	342,580	0.0%
	Mitsubishi Nichiyu Forklift Co., Ltd.	159,600	647,445	0.0%
	Mitsubishi Pencil Co., Ltd.	95,800	4,424,782	0.2%
	Mitsuboshi Belting, Ltd.	328,000	2,614,775	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	8,410,690	0.3%
	Mitsui Matsushima Co., Ltd.	847,000	910,298	0.0%
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,772,172	0.1%
	Mitsumura Printing Co., Ltd.	93,000	184,856	0.0%
	Miura Co., Ltd.	16,900	239,207	0.0%
#	Miyaji Engineering Group, Inc.	377,175	584,774	0.0%
	Morita Holdings Corp.	232,300	2,517,796	0.1%
#	NAC Co., Ltd.	58,900	478,836	0.0%
#	Nachi-Fujikoshi Corp.	1,025,000	4,693,212	0.2%
	Nagase & Co., Ltd.	374,900	4,725,950	0.2%
	Nakabayashi Co., Ltd.	211,000	526,378	0.0%
	Nakano Corp.	14,800	92,520	0.0%
#	Namura Shipbuilding Co., Ltd.	217,228	1,785,247	0.1%
	Narasaki Sangyo Co., Ltd.	103,000	233,503	0.0%
	NDS Co., Ltd.	241,000	692,343	0.0%
	NEC Capital Solutions, Ltd.	43,800	601,973	0.0%
	Nichias Corp.	581,000	3,825,980	0.2%
	Nichiban Co., Ltd.	119,000	606,025	0.0%
	Nichiden Corp.	22,600	559,051	0.0%
	Nichiha Corp.	143,680	2,166,689	0.1%
	Nichireki Co., Ltd.	148,000	1,171,848	0.1%
#	Nihon Flush Co., Ltd.	3,600	36,932	0.0%
	Nihon M&A Center, Inc.	198,100	9,537,770	0.4%
	Nihon Trim Co., Ltd.	18,200	634,777	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nikkato Corp.	700	$2,361	0.0%
	Nikko Co., Ltd.	155,000	515,047	0.0%
	Nikkon Holdings Co., Ltd.	356,800	7,111,637	0.3%
	Nippo Corp.	142,000	2,309,017	0.1%
	Nippon Air Conditioning Services Co., Ltd.	14,900	153,059	0.0%
#	Nippon Carbon Co., Ltd.	648,000	1,627,369	0.1%
	Nippon Densetsu Kogyo Co., Ltd.	230,300	5,018,122	0.2%
	Nippon Filcon Co., Ltd.	70,900	297,734	0.0%
	Nippon Hume Corp.	129,400	785,040	0.0%
	Nippon Kanzai Co., Ltd.	84,800	1,341,680	0.1%
	Nippon Koei Co., Ltd.	390,000	1,423,955	0.1%
#	Nippon Parking Development Co., Ltd.	1,197,800	1,371,393	0.1%
	Nippon Rietec Co., Ltd.	7,000	50,408	0.0%
	Nippon Road Co., Ltd. (The)	384,000	1,892,416	0.1%
	Nippon Seisen Co., Ltd.	100,000	465,906	0.0%
#*	Nippon Sharyo, Ltd.	422,000	1,010,996	0.0%
#*	Nippon Sheet Glass Co., Ltd.	6,156,000	4,956,438	0.2%
	Nippon Steel & Sumikin Bussan Corp.	955,599	3,264,032	0.1%
	Nippon Thompson Co., Ltd.	410,000	1,776,682	0.1%
	Nippon Tungsten Co., Ltd.	62,000	96,440	0.0%
#	Nishi-Nippon Railroad Co., Ltd.	1,852,000	10,886,539	0.4%
	Nishimatsu Construction Co., Ltd.	1,803,000	6,833,506	0.3%
	Nishio Rent All Co., Ltd.	92,500	2,540,926	0.1%
#	Nissei ASB Machine Co., Ltd.	46,700	789,623	0.0%
	Nissei Corp.	37,900	308,818	0.0%
	Nissei Plastic Industrial Co., Ltd.	197,500	1,575,416	0.1%
#	Nissha Printing Co., Ltd.	157,500	3,058,736	0.1%
	Nisshinbo Holdings, Inc.	903,000	9,515,437	0.4%
	Nissin Corp.	399,000	1,146,536	0.1%
	Nissin Electric Co., Ltd.	279,000	2,263,731	0.1%
	Nitta Corp.	101,900	2,789,520	0.1%
	Nitto Boseki Co., Ltd.	898,000	2,412,324	0.1%
	Nitto Kogyo Corp.	159,700	2,792,158	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,465,656	0.1%
	Nitto Seiko Co., Ltd.	149,000	399,981	0.0%
#	Nittoc Construction Co., Ltd.	96,800	390,999	0.0%
#	Nittoku Engineering Co., Ltd.	80,900	769,867	0.0%
	NJS Co., Ltd.	30,200	372,926	0.0%
	Noda Corp.	153,600	404,364	0.0%
	Nomura Co., Ltd.	216,500	3,326,921	0.1%
	Noritake Co., Ltd.	642,000	1,467,177	0.1%
	Noritz Corp.	192,500	2,942,900	0.1%
	NS United Kaiun Kaisha, Ltd.	599,000	1,066,032	0.0%
	Obara Group, Inc.	77,700	2,827,194	0.1%
#	Obayashi Road Corp.	170,000	1,150,690	0.1%
#	Odelic Co., Ltd.	17,900	572,346	0.0%
	Oiles Corp.	165,050	2,866,338	0.1%
#	Okabe Co., Ltd.	242,100	1,861,413	0.1%
	Okamoto Machine Tool Works, Ltd.	205,000	281,865	0.0%
	Okamura Corp.	381,900	3,806,324	0.2%
#	OKK Corp.	425,000	500,400	0.0%
#	OKUMA Corp.	722,000	5,838,934	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Okumura Corp.	999,400	$5,627,411	0.2%
	Onoken Co., Ltd.	87,300	830,972	0.0%
	Organo Corp.	228,000	895,400	0.0%
#	OSG Corp.	444,300	8,399,497	0.3%
#	Outsourcing, Inc.	54,600	1,435,185	0.1%
	Oyo Corp.	93,700	1,057,260	0.0%
#	Pasco Corp.	124,000	454,486	0.0%
	Pasona Group, Inc.	126,800	909,411	0.0%
	Penta-Ocean Construction Co., Ltd.	1,684,400	7,037,404	0.3%
	Pilot Corp.	188,800	7,744,648	0.3%
	Prestige International, Inc.	109,700	1,110,543	0.0%
	Pronexus, Inc.	129,400	1,061,371	0.0%
#	PS Mitsubishi Construction Co., Ltd.	137,300	446,774	0.0%
	Quick Co., Ltd.	7,200	59,512	0.0%
	Raito Kogyo Co., Ltd.	300,900	2,930,845	0.1%
	Rheon Automatic Machinery Co., Ltd.	95,000	645,063	0.0%
	Ryobi, Ltd.	779,200	3,294,151	0.1%
	Sakai Heavy Industries, Ltd.	237,000	429,768	0.0%
	Sakai Moving Service Co., Ltd.	45,600	1,237,717	0.1%
	Sanki Engineering Co., Ltd.	297,600	2,563,093	0.1%
	Sanko Metal Industrial Co., Ltd.	136,000	297,932	0.0%
#	Sankyo Tateyama, Inc.	166,200	2,115,956	0.1%
	Sankyu, Inc.	1,540,000	7,856,795	0.3%
	Sanoyas Holdings Corp.	40,600	80,839	0.0%
	Sanwa Holdings Corp.	1,232,600	9,748,637	0.4%
	Sanyo Denki Co., Ltd.	254,000	1,578,449	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	221,259	0.0%
	Sanyo Industries, Ltd.	99,000	141,672	0.0%
	Sanyo Trading Co., Ltd.	900	11,070	0.0%
#	Sata Construction Co., Ltd.	85,399	326,501	0.0%
	Sato Holdings Corp.	136,500	2,690,515	0.1%
	Sato Shoji Corp.	66,800	437,900	0.0%
#	SBS Holdings, Inc.	90,700	705,233	0.0%
	Secom Joshinetsu Co., Ltd.	32,900	1,098,587	0.0%
#	Seibu Electric Industry Co., Ltd.	70,000	251,592	0.0%
	Seika Corp.	313,000	757,143	0.0%
	Seikitokyu Kogyo Co., Ltd.	178,300	900,133	0.0%
	Seino Holdings Co., Ltd.	119,900	1,247,475	0.1%
	Sekisui Jushi Corp.	176,700	2,435,449	0.1%
#	Senko Co., Ltd.	547,000	3,687,522	0.1%
	Senshu Electric Co., Ltd.	36,200	521,575	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	263,000	686,586	0.0%
	Shibuya Corp.	89,100	1,322,156	0.1%
#	Shima Seiki Manufacturing, Ltd.	169,900	2,704,312	0.1%
	Shin Nippon Air Technologies Co., Ltd.	86,280	768,689	0.0%
	Shin-Keisei Electric Railway Co., Ltd.	177,000	638,192	0.0%
	Shinmaywa Industries, Ltd.	537,000	4,811,959	0.2%
	Shinnihon Corp.	189,300	1,027,148	0.0%
	Shinsho Corp.	279,000	557,913	0.0%
	Shinwa Co., Ltd.	16,900	235,588	0.0%
#	Shoko Co., Ltd.	330,000	209,738	0.0%
	Showa Aircraft Industry Co., Ltd.	15,837	161,713	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Sinfonia Technology Co., Ltd.	632,000	$1,029,223	0.0%
#	Sinko Industries, Ltd.	110,700	1,408,485	0.1%
	Sintokogio, Ltd.	265,000	2,143,812	0.1%
	Soda Nikka Co., Ltd.	67,000	289,481	0.0%
	Sodick Co., Ltd.	191,900	1,415,068	0.1%
	Space Co., Ltd.	61,920	705,888	0.0%
#	Srg Takamiya Co., Ltd.	106,300	444,377	0.0%
	Star Micronics Co., Ltd.	221,700	2,892,907	0.1%
	Subaru Enterprise Co., Ltd.	55,000	200,522	0.0%
	Sugimoto & Co., Ltd.	30,500	363,492	0.0%
	Sumitomo Densetsu Co., Ltd.	104,400	1,346,942	0.1%
#	Sumitomo Mitsui Construction Co., Ltd.	4,537,800	4,258,183	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	680,835	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,333,629	0.2%
#*	SWCC Showa Holdings Co., Ltd.	1,683,000	986,158	0.0%
	Tadano, Ltd.	281,000	3,401,758	0.1%
	Taihei Dengyo Kaisha, Ltd.	162,000	1,677,359	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	282,373	0.0%
	Taikisha, Ltd.	147,000	3,518,212	0.1%
#	Takano Co., Ltd.	49,400	287,607	0.0%
	Takaoka Toko Co., Ltd.	43,520	550,378	0.0%
	Takara Printing Co., Ltd.	34,055	374,733	0.0%
	Takara Standard Co., Ltd.	507,000	3,859,674	0.2%
	Takasago Thermal Engineering Co., Ltd.	319,500	4,672,298	0.2%
	Takashima & Co., Ltd.	225,000	412,184	0.0%
#	Takeei Corp.	119,500	1,040,991	0.0%
	Takeuchi Manufacturing Co., Ltd.	205,200	4,175,069	0.2%
#	Takigami Steel Construction Co., Ltd. (The)	50,000	217,145	0.0%
	Takisawa Machine Tool Co., Ltd.	368,000	487,418	0.0%
	Takuma Co., Ltd.	436,000	3,577,769	0.1%
#	Tanseisha Co., Ltd.	162,449	1,307,930	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	275,600	993,507	0.0%
	TECHNO ASSOCIE Co., Ltd.	56,800	518,659	0.0%
	Techno Ryowa, Ltd.	69,390	412,110	0.0%
	Teikoku Electric Manufacturing Co., Ltd.	89,400	710,571	0.0%
	Teikoku Sen-I Co., Ltd.	102,100	1,308,894	0.1%
#	Tekken Corp.	234,000	579,102	0.0%
	Teraoka Seisakusho Co., Ltd.	53,600	204,323	0.0%
	Toa Corp.	1,103,000	2,891,536	0.1%
	TOA ROAD Corp.	266,000	970,529	0.0%
#*	Tobishima Corp.	1,155,500	1,844,238	0.1%
	Tocalo Co., Ltd.	82,300	1,698,170	0.1%
	Toda Corp.	1,179,000	6,286,060	0.2%
	Toenec Corp.	212,000	1,401,224	0.1%
	Togami Electric Manufacturing Co., Ltd.	14,000	65,537	0.0%
#	TOKAI Holdings Corp.	528,400	2,474,931	0.1%
	Tokai Lease Co., Ltd.	154,000	285,889	0.0%
	Tokyo Energy & Systems, Inc.	139,000	1,257,836	0.1%
	Tokyo Keiki, Inc.	354,000	648,436	0.0%
*	Tokyo Kikai Seisakusho, Ltd.	256,000	105,759	0.0%
	Tokyo Sangyo Co., Ltd.	81,000	338,032	0.0%
	Tokyu Construction Co., Ltd.	17,000	127,261	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Toli Corp.	261,000	$738,904	0.0%
	Tomoe Corp.	152,000	458,561	0.0%
#	Tomoe Engineering Co., Ltd.	37,200	491,007	0.0%
	Tonami Holdings Co., Ltd.	322,000	942,438	0.0%
	Toppan Forms Co., Ltd.	298,500	3,540,488	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	117,100	966,961	0.0%
	Toshiba Machine Co., Ltd.	663,000	2,248,661	0.1%
#	Toshiba Plant Systems & Services Corp.	262,650	2,904,732	0.1%
#	Tosho Printing Co., Ltd.	236,000	1,039,852	0.0%
	Totetsu Kogyo Co., Ltd.	145,100	3,638,338	0.1%
#	Toyo Construction Co., Ltd.	377,100	1,716,823	0.1%
#	Toyo Denki Seizo K.K.	207,000	724,944	0.0%
#*	Toyo Engineering Corp.	689,400	1,771,286	0.1%
	Toyo Machinery & Metal Co., Ltd.	87,400	322,511	0.0%
#	Toyo Tanso Co., Ltd.	67,000	1,009,954	0.0%
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	521,770	0.0%
	Trancom Co., Ltd.	42,400	2,357,191	0.1%
	Trinity Industrial Corp.	19,000	73,558	0.0%
	Trusco Nakayama Corp.	112,700	4,385,209	0.2%
	Trust Tech, Inc.	22,800	492,243	0.0%
	Tsubakimoto Chain Co.	845,700	6,511,835	0.3%
	Tsubakimoto Kogyo Co., Ltd.	117,000	319,082	0.0%
#*	Tsudakoma Corp.	294,000	295,717	0.0%
#	Tsugami Corp.	395,000	1,710,249	0.1%
	Tsukishima Kikai Co., Ltd.	130,700	1,185,340	0.1%
	Tsurumi Manufacturing Co., Ltd.	92,200	1,514,402	0.1%
	TTK Co., Ltd.	62,000	245,970	0.0%
	Uchida Yoko Co., Ltd.	322,000	1,218,488	0.1%
#	Ueki Corp.	354,000	808,838	0.0%
#	Union Tool Co.	49,200	1,349,287	0.1%
	Ushio, Inc.	409,500	5,646,956	0.2%
	Utoc Corp.	98,700	349,383	0.0%
#	Wakachiku Construction Co., Ltd.	1,141,000	1,341,423	0.1%
	Wakita & Co., Ltd.	219,800	1,894,326	0.1%
	WDB Holdings Co., Ltd.	10,000	98,019	0.0%
	Weathernews, Inc.	36,800	1,255,581	0.1%
	World Holdings Co., Ltd.	4,300	50,269	0.0%
#	Yahagi Construction Co., Ltd.	159,400	1,086,856	0.0%
	YAMABIKO Corp.	184,328	1,546,990	0.1%
	Yamato Corp.	82,000	332,696	0.0%
	Yamaura Corp.	16,200	59,698	0.0%
	Yamazen Corp.	296,900	2,718,924	0.1%
	Yasuda Logistics Corp.	97,300	729,940	0.0%
	Yokogawa Bridge Holdings Corp.	177,600	2,045,820	0.1%
	Yondenko Corp.	128,800	473,129	0.0%
	Yuasa Trading Co., Ltd.	105,000	2,593,857	0.1%
	Yuken Kogyo Co., Ltd.	196,000	408,323	0.0%
#	Yumeshin Holdings Co., Ltd.	154,700	779,733	0.0%
	Yurtec Corp.	249,000	2,351,536	0.1%
	Yusen Logistics Co., Ltd.	109,500	1,461,844	0.1%
	Yushin Precision Equipment Co., Ltd.	1,600	29,913	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Zuiko Corp.	18,300	$716,274	0.0%
Total Industrials			758,688,418	28.3%

Information Technology — (10.5%)
#	A&D Co., Ltd.	120,200	430,442	0.0%
#	Advantest Corp.	341,400	2,831,987	0.1%
#	Ai Holdings Corp.	248,300	6,298,456	0.2%
	Aichi Tokei Denki Co., Ltd.	187,000	505,764	0.0%
#	Aiphone Co., Ltd.	79,000	1,295,393	0.1%
#*	Allied Telesis Holdings K.K.	386,300	156,581	0.0%
	Alpha Systems, Inc.	32,560	524,060	0.0%
	Amano Corp.	374,300	5,062,647	0.2%
	Anritsu Corp.	857,300	5,617,084	0.2%
	AOI Electronics Co., Ltd.	26,900	714,290	0.0%
	Argo Graphics, Inc.	22,600	341,332	0.0%
	Arisawa Manufacturing Co., Ltd.	192,200	1,233,614	0.1%
	Asahi Net, Inc.	59,600	258,461	0.0%
#	Ateam, Inc.	1,700	24,785	0.0%
	Axell Corp.	47,500	485,642	0.0%
	Azbil Corp.	182,300	4,671,286	0.2%
	Broadband Tower, Inc.	31,400	51,907	0.0%
	Broadleaf Co., Ltd.	118,700	1,168,205	0.1%
	CAC Holdings Corp.	50,500	412,758	0.0%
	Canon Electronics, Inc.	132,000	2,173,329	0.1%
	Capcom Co., Ltd.	294,600	7,103,914	0.3%
	Chino Corp.	37,100	338,422	0.0%
#	CMK Corp.	260,100	747,167	0.0%
	Computer Engineering & Consulting, Ltd.	74,200	746,887	0.0%
	CONEXIO Corp.	125,900	1,185,936	0.1%
#*	COOKPAD, Inc.	287,400	6,101,040	0.2%
	Cresco., Ltd.	26,500	411,940	0.0%
#	CROOZ, Inc.	32,400	782,803	0.0%
	Dai-ichi Seiko Co., Ltd.	55,600	734,877	0.0%
#*	Daishinku Corp.	188,000	355,669	0.0%
#	Daito Electron Co., Ltd.	5,900	38,398	0.0%
	Daiwabo Holdings Co., Ltd.	1,186,000	2,366,403	0.1%
	Denki Kogyo Co., Ltd.	251,000	1,119,855	0.0%
	Densan System Co., Ltd.	800	12,653	0.0%
	Digital Arts, Inc.	12,700	225,117	0.0%
	Digital Garage, Inc.	14,000	249,839	0.0%
	DKK-Toa Corp.	38,200	178,323	0.0%
	DTS Corp.	122,000	2,777,167	0.1%
	Eizo Corp.	109,700	2,627,313	0.1%
	Elecom Co., Ltd.	101,400	1,311,504	0.1%
	Elematec Corp.	54,171	1,301,711	0.1%
	EM Systems Co., Ltd.	18,500	395,730	0.0%
	Enplas Corp.	57,000	2,050,532	0.1%
	ESPEC Corp.	98,400	1,202,686	0.1%
#	Excel Co., Ltd.	49,300	631,183	0.0%
#	F@N Communications, Inc.	194,900	1,196,224	0.1%
	Faith, Inc.	27,910	307,390	0.0%
#*	FDK Corp.	601,000	539,275	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Ferrotec Corp.	174,000	$2,063,576	0.1%
	Fuji Soft, Inc.	116,600	2,557,444	0.1%
	Fujitsu Frontech, Ltd.	75,300	929,076	0.0%
	Furuno Electric Co., Ltd.	137,500	986,788	0.0%
	Furuya Metal Co., Ltd.	11,800	161,572	0.0%
	Future Architect, Inc.	129,200	839,792	0.0%
	GMO internet, Inc.	401,700	5,287,263	0.2%
#	GMO Payment Gateway, Inc.	98,500	4,677,613	0.2%
#	Gree, Inc.	672,200	3,191,650	0.1%
	Gurunavi, Inc.	172,800	3,589,637	0.1%
	Hakuto Co., Ltd.	84,500	853,453	0.0%
	Hioki EE Corp.	45,700	830,876	0.0%
	Hitachi Kokusai Electric, Inc.	332,500	4,520,107	0.2%
#	Hochiki Corp.	143,000	1,301,752	0.1%
	Hokuriku Electric Industry Co., Ltd.	482,000	686,642	0.0%
	Horiba, Ltd.	212,650	8,211,051	0.3%
	Hosiden Corp.	257,000	1,445,598	0.1%
	I-Net Corp.	53,900	533,193	0.0%
#	Ibiden Co., Ltd.	220,400	3,159,741	0.1%
	Icom, Inc.	46,600	968,567	0.0%
#	Ikegami Tsushinki Co., Ltd.	309,000	478,487	0.0%
	Imagica Robot Holdings, Inc.	53,800	204,315	0.0%
	Ines Corp.	196,600	1,827,534	0.1%
	Infocom Corp.	80,400	955,204	0.0%
	Information Services International-Dentsu, Ltd.	75,900	1,465,268	0.1%
	Innotech Corp.	93,000	444,720	0.0%
#	Internet Initiative Japan, Inc.	191,600	3,805,090	0.2%
#	Iriso Electronics Co., Ltd.	50,500	2,837,449	0.1%
	IT Holdings Corp.	505,101	11,540,964	0.4%
	Itfor, Inc.	56,300	255,504	0.0%
*	Iwatsu Electric Co., Ltd.	500,000	310,114	0.0%
	Japan Aviation Electronics Industry, Ltd.	113,000	1,620,937	0.1%
	Japan Digital Laboratory Co., Ltd.	93,600	1,273,579	0.1%
#*	Japan Display, Inc.	707,500	2,038,490	0.1%
#	Japan Material Co., Ltd.	13,700	284,479	0.0%
#	Japan Radio Co., Ltd.	326,000	993,773	0.0%
#	Jastec Co., Ltd.	37,800	316,061	0.0%
#	JBCC Holdings, Inc.	87,500	551,752	0.0%
	Justsystems Corp.	160,600	1,241,213	0.1%
	Kaga Electronics Co., Ltd.	113,100	1,688,560	0.1%
	Kanematsu Electronics, Ltd.	72,000	1,275,745	0.1%
#*	KLab, Inc.	191,400	1,259,367	0.1%
	Koa Corp.	194,100	1,645,826	0.1%
	Kyoden Co., Ltd.	1,300	2,401	0.0%
#	Kyoei Sangyo Co., Ltd.	97,000	128,251	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	279,000	836,060	0.0%
	Kyowa Electronic Instruments Co., Ltd.	135,100	484,134	0.0%
#	LAC Co., Ltd.	82,700	997,758	0.0%
	Lasertec Corp.	43,300	491,719	0.0%
*	Macnica Fuji Electronics Holdings, Inc.	126,550	1,677,510	0.1%
	Mamezou Holdings Co., Ltd.	6,800	36,533	0.0%
	Marubun Corp.	95,700	760,080	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Maruwa Co., Ltd.	52,300	$1,157,537	0.1%
#	Marvelous, Inc.	196,300	1,493,358	0.1%
#	Megachips Corp.	122,000	1,067,533	0.0%
*	Meiko Electronics Co., Ltd.	111,800	276,840	0.0%
	Melco Holdings, Inc.	75,500	1,387,978	0.1%
#	Micronics Japan Co., Ltd.	167,000	1,756,497	0.1%
	Mimasu Semiconductor Industry Co., Ltd.	101,981	971,031	0.0%
	Miraial Co., Ltd.	29,800	261,892	0.0%
	Miroku Jyoho Service Co., Ltd.	96,700	753,047	0.0%
	Mitsubishi Research Institute, Inc.	32,600	934,720	0.0%
	Mitsui High-Tec, Inc.	150,700	942,515	0.0%
#	Mitsumi Electric Co., Ltd.	405,400	2,295,932	0.1%
	MTI, Ltd.	168,800	949,875	0.0%
	Mutoh Holdings Co., Ltd.	126,000	277,986	0.0%
	Nagano Keiki Co., Ltd.	5,500	34,005	0.0%
#	Nakayo, Inc.	396,000	1,204,704	0.1%
	NEC Networks & System Integration Corp.	136,600	2,415,726	0.1%
	NET One Systems Co., Ltd.	525,900	3,366,719	0.1%
*	New Japan Radio Co., Ltd.	96,000	453,275	0.0%
	Nexyz Corp.	13,500	86,161	0.0%
	Nichicon Corp.	324,600	2,537,572	0.1%
	NIFTY Corp.	46,100	435,008	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	102,700	672,765	0.0%
#	Nihon Unisys, Ltd.	346,175	3,810,953	0.2%
#	Nippon Ceramic Co., Ltd.	62,200	984,654	0.0%
	Nippon Chemi-Con Corp.	950,000	1,676,108	0.1%
#	Nippon Kodoshi Corp.	25,000	184,609	0.0%
	Nippon Signal Co., Ltd.	310,600	3,382,260	0.1%
#	Nippon Systemware Co., Ltd.	29,400	230,731	0.0%
	Nohmi Bosai, Ltd.	132,600	1,661,067	0.1%
	Noritsu Koki Co., Ltd.	76,800	384,209	0.0%
	NS Solutions Corp.	131,800	3,003,158	0.1%
#	NSD Co., Ltd.	155,080	2,243,735	0.1%
	Nuflare Technology, Inc.	18,500	846,076	0.0%
#	Ohara, Inc.	47,600	233,660	0.0%
#	Oizumi Corp.	28,500	158,832	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	241,646	0.0%
#	Oki Electric Industry Co., Ltd.	4,751,000	5,947,343	0.2%
	ONO Sokki Co., Ltd.	58,400	423,828	0.0%
#	Optex Co., Ltd.	63,900	1,583,839	0.1%
#	Origin Electric Co., Ltd.	173,000	462,793	0.0%
#	Osaki Electric Co., Ltd.	168,000	947,934	0.0%
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	600,630	0.0%
	PCA Corp.	2,500	31,661	0.0%
	Poletowin Pitcrew Holdings, Inc.	18,300	174,170	0.0%
	Riken Keiki Co., Ltd.	76,100	895,275	0.0%
	Riso Kagaku Corp.	180,600	2,940,168	0.1%
	Roland DG Corp.	49,900	1,064,568	0.0%
	Ryoden Trading Co., Ltd.	174,000	1,171,450	0.1%
	Ryosan Co., Ltd.	184,300	4,731,091	0.2%
	Ryoyo Electro Corp.	104,300	1,198,360	0.1%
	Sanken Electric Co., Ltd.	673,000	2,357,764	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Sanshin Electronics Co., Ltd.	149,900	$1,562,668	0.1%
	Satori Electric Co., Ltd.	85,880	522,952	0.0%
#	Saxa Holdings, Inc.	298,000	563,085	0.0%
	SCREEN Holdings Co., Ltd.	980,000	7,213,516	0.3%
	Shibaura Electronics Co., Ltd.	26,200	369,745	0.0%
#	Shibaura Mechatronics Corp.	200,000	375,488	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	433,000	1,718,117	0.1%
#*	Shinkawa, Ltd.	57,300	295,263	0.0%
	Shinko Electric Industries Co., Ltd.	427,400	2,739,995	0.1%
	Shinko Shoji Co., Ltd.	121,700	1,320,396	0.1%
	Shizuki Electric Co., Inc.	100,000	469,261	0.0%
#	Siix Corp.	92,900	2,859,192	0.1%
	SMK Corp.	360,000	1,776,665	0.1%
	SMS Co., Ltd.	150,200	3,153,346	0.1%
	Softbank Technology Corp.	30,300	340,379	0.0%
*	Softbrain Co., Ltd.	161,300	238,331	0.0%
	Softcreate Holdings Corp.	4,000	31,070	0.0%
	Sourcenext Corp.	17,500	90,616	0.0%
	SRA Holdings	47,500	1,147,681	0.1%
#	Sumida Corp.	107,549	670,666	0.0%
	Sun-Wa Technos Corp.	35,100	285,541	0.0%
	Systena Corp.	116,600	1,371,720	0.1%
#	Tabuchi Electric Co., Ltd.	145,100	901,757	0.0%
	Tachibana Eletech Co., Ltd.	83,160	908,757	0.0%
	Taiyo Yuden Co., Ltd.	642,700	8,888,368	0.3%
	Tamura Corp.	447,000	1,325,507	0.1%
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	334,967	0.0%
	TKC Corp.	104,700	2,786,549	0.1%
	Toko, Inc.	208,000	654,251	0.0%
#	Tokyo Electron Device, Ltd.	37,200	491,189	0.0%
	Tokyo Seimitsu Co., Ltd.	231,900	5,141,389	0.2%
	Tomen Devices Corp.	2,400	38,574	0.0%
	Topcon Corp.	140,000	2,365,490	0.1%
	Tose Co., Ltd.	22,100	141,827	0.0%
	Toshiba TEC Corp.	595,000	2,124,092	0.1%
	Toukei Computer Co., Ltd.	26,010	481,916	0.0%
	Towa Corp.	124,500	800,712	0.0%
	Toyo Corp.	131,600	1,194,265	0.1%
#	Transcosmos, Inc.	152,100	3,903,826	0.2%
#	UKC Holdings Corp.	64,900	1,457,076	0.1%
	Ulvac, Inc.	249,600	7,064,343	0.3%
#	Uniden Holdings Corp.	366,000	435,552	0.0%
#*	UT Group Co., Ltd.	189,500	917,742	0.0%
	V Technology Co., Ltd.	2,600	97,948	0.0%
#	Vitec Holdings Co., Ltd.	36,200	372,242	0.0%
#	Wacom Co., Ltd.	907,100	3,611,958	0.1%
	Wellnet Corp.	19,100	488,647	0.0%
	Y A C Co., Ltd.	31,000	238,591	0.0%
	Yamaichi Electronics Co., Ltd.	120,500	936,673	0.0%
	Yashima Denki Co., Ltd.	25,600	124,687	0.0%
	Yokowo Co., Ltd.	86,200	420,362	0.0%
	Zappallas, Inc.	55,900	215,183	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Zuken, Inc.	64,400	$619,671	0.0%
Total Information Technology			309,727,301	11.5%

Materials — (10.3%)
	Achilles Corp.	909,000	1,170,280	0.1%
	ADEKA Corp.	523,000	7,437,622	0.3%
	Agro-Kanesho Co., Ltd.	31,900	253,935	0.0%
	Aichi Steel Corp.	673,000	3,152,477	0.1%
	Alconix Corp.	50,900	678,325	0.0%
	Arakawa Chemical Industries, Ltd.	86,300	858,854	0.0%
	Araya Industrial Co., Ltd.	268,000	305,858	0.0%
	Asahi Holdings, Inc.	155,550	2,427,645	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	412,000	763,310	0.0%
	Asahi Printing Co., Ltd.	800	14,009	0.0%
	Asia Pile Holdings Corp.	15,700	72,899	0.0%
	C Uyemura & Co., Ltd.	23,100	987,042	0.0%
#	Carlit Holdings Co., Ltd.	71,700	316,214	0.0%
#	Chuetsu Pulp & Paper Co., Ltd.	552,000	931,532	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	192,435	0.0%
	Chugoku Marine Paints, Ltd.	345,000	2,533,940	0.1%
	Dai Nippon Toryo Co., Ltd.	740,000	1,423,000	0.1%
	Daido Steel Co., Ltd.	757,000	3,025,679	0.1%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	658,348	0.0%
	Daiken Corp.	390,000	1,148,140	0.1%
	Daiki Aluminium Industry Co., Ltd.	153,000	399,150	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	1,906,993	0.1%
#	Daio Paper Corp.	523,500	4,489,227	0.2%
	DC Co., Ltd.	110,700	276,624	0.0%
	Denka Co., Ltd.	1,753,000	7,767,639	0.3%
#	DKS Co., Ltd.	207,000	605,071	0.0%
	Dynapac Co., Ltd.	25,000	55,240	0.0%
	FP Corp.	148,000	5,352,958	0.2%
	Fuji Seal International, Inc.	141,200	4,249,235	0.2%
	Fujikura Kasei Co., Ltd.	145,500	702,417	0.0%
	Fujimi, Inc.	91,800	1,270,772	0.1%
	Fujimori Kogyo Co., Ltd.	75,000	1,949,359	0.1%
#	Fumakilla, Ltd.	78,000	322,164	0.0%
#	Fuso Chemical Co., Ltd.	39,600	549,420	0.0%
	Godo Steel, Ltd.	874,000	1,724,360	0.1%
	Gun-Ei Chemical Industry Co., Ltd.	286,000	718,366	0.0%
	Harima Chemicals Group, Inc.	73,300	359,416	0.0%
	Hodogaya Chemical Co., Ltd.	339,000	656,105	0.0%
	Hokkan Holdings, Ltd.	275,000	722,071	0.0%
	Hokko Chemical Industry Co., Ltd.	104,000	374,618	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	857,799	5,054,899	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	117,878	0.0%
#	Ihara Chemical Industry Co., Ltd.	199,100	2,729,440	0.1%
	Ise Chemical Corp.	81,000	412,079	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,621,385	0.1%
#*	Ishizuka Glass Co., Ltd.	119,000	220,194	0.0%
	Japan Pure Chemical Co., Ltd.	1,600	29,972	0.0%
	JCU Corp.	27,700	978,985	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	JSP Corp.	71,600	$1,489,061	0.1%
	Kanto Denka Kogyo Co., Ltd.	250,000	1,639,603	0.1%
	Katakura & Co-op Agri Corp.	39,000	78,245	0.0%
	Kawakin Holdings Co., Ltd.	11,000	25,291	0.0%
#	Kawasaki Kasei Chemicals, Ltd.	48,000	65,590	0.0%
	Kimoto Co., Ltd.	228,000	504,163	0.0%
	Koatsu Gas Kogyo Co., Ltd.	158,493	887,890	0.0%
#	Kogi Corp.	55,000	85,574	0.0%
	Kohsoku Corp.	60,200	532,768	0.0%
	Konishi Co., Ltd.	89,700	2,011,116	0.1%
	Krosaki Harima Corp.	270,000	622,035	0.0%
	Kumiai Chemical Industry Co., Ltd.	22,700	245,949	0.0%
#	Kureha Corp.	764,500	2,945,829	0.1%
	Kurimoto, Ltd.	682,000	1,284,432	0.1%
	Kyoei Steel, Ltd.	106,200	1,900,892	0.1%
	Kyowa Leather Cloth Co., Ltd.	43,500	330,735	0.0%
	Lintec Corp.	303,800	6,390,486	0.2%
#	MEC Co., Ltd.	95,800	685,642	0.0%
	Mitani Sekisan Co., Ltd.	24,000	321,881	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,210,072	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,621,855	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,568,000	6,616,189	0.3%
#	MORESCO Corp.	39,700	558,049	0.0%
	Mory Industries, Inc.	152,000	441,743	0.0%
*	Nakayama Steel Works, Ltd.	845,000	542,417	0.0%
	Neturen Co., Ltd.	166,900	1,305,570	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	273,951	0.0%
	Nichia Steel Works, Ltd.	164,900	400,770	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	71,000	490,970	0.0%
#	Nihon Nohyaku Co., Ltd.	260,400	1,628,151	0.1%
	Nihon Parkerizing Co., Ltd.	553,500	5,639,801	0.2%
	Nihon Yamamura Glass Co., Ltd.	489,000	738,565	0.0%
	Nippon Carbide Industries Co., Inc.	434,000	601,098	0.0%
	Nippon Chemical Industrial Co., Ltd.	477,000	1,047,644	0.0%
	Nippon Chutetsukan K.K.	113,000	160,776	0.0%
#	Nippon Concrete Industries Co., Ltd.	203,100	610,014	0.0%
#*	Nippon Denko Co., Ltd.	673,414	1,220,188	0.1%
	Nippon Fine Chemical Co., Ltd.	83,200	620,196	0.0%
#	Nippon Kasei Chemical Co., Ltd.	192,000	210,753	0.0%
	Nippon Kayaku Co., Ltd.	540,000	5,668,086	0.2%
#*	Nippon Kinzoku Co., Ltd.	293,000	317,003	0.0%
#	Nippon Koshuha Steel Co., Ltd.	460,000	367,987	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,227,300	5,720,578	0.2%
#	Nippon Paper Industries Co., Ltd.	264,400	4,276,924	0.2%
	Nippon Pillar Packing Co., Ltd.	116,800	1,006,360	0.0%
	Nippon Soda Co., Ltd.	871,000	5,182,718	0.2%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	2,056,621	0.1%
	Nippon Valqua Industries, Ltd.	489,000	1,269,182	0.1%
#*	Nippon Yakin Kogyo Co., Ltd.	831,300	968,937	0.0%
	Nisshin Steel Co., Ltd.	582,592	6,142,586	0.2%
#	Nitta Gelatin, Inc.	37,900	221,473	0.0%
	Nittetsu Mining Co., Ltd.	364,000	1,593,383	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	Nitto FC Co., Ltd.	63,800	$479,985	0.0%
	NOF Corp.	870,000	6,692,684	0.3%
#	Okamoto Industries, Inc.	405,000	3,678,215	0.1%
	Okura Industrial Co., Ltd.	296,000	861,840	0.0%
	Osaka Organic Chemical Industry, Ltd.	66,000	339,092	0.0%
	Osaka Soda Co., Ltd.	424,000	1,622,238	0.1%
	Osaka Steel Co., Ltd.	83,300	1,515,164	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	113,100	2,327,761	0.1%
#*	Pacific Metals Co., Ltd.	924,000	2,576,340	0.1%
	Pack Corp. (The)	79,600	1,999,325	0.1%
#*	Rasa Industries, Ltd.	480,000	537,635	0.0%
	Rengo Co., Ltd.	1,328,000	5,677,459	0.2%
	Riken Technos Corp.	212,600	735,493	0.0%
	Sakai Chemical Industry Co., Ltd.	570,000	1,921,764	0.1%
	Sakata INX Corp.	235,200	2,475,276	0.1%
	Sanyo Chemical Industries, Ltd.	349,000	2,759,838	0.1%
	Sanyo Special Steel Co., Ltd.	650,300	3,070,118	0.1%
	Sekisui Plastics Co., Ltd.	268,000	929,733	0.0%
	Shikoku Chemicals Corp.	232,000	2,201,700	0.1%
	Shin-Etsu Polymer Co., Ltd.	190,300	1,049,136	0.0%
	Shinagawa Refractories Co., Ltd.	250,000	524,709	0.0%
#	Shinko Wire Co., Ltd.	184,000	247,089	0.0%
#	Showa Denko KK	3,688,000	4,319,548	0.2%
	Stella Chemifa Corp.	54,300	893,199	0.0%
	Sumitomo Bakelite Co., Ltd.	1,225,000	5,098,470	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,652,000	9,726,152	0.4%
	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,697,503	0.1%
	T Hasegawa Co., Ltd.	130,600	1,689,514	0.1%
#	T&K Toka Co., Ltd.	78,800	747,173	0.0%
#	Taisei Lamick Co., Ltd.	28,800	753,188	0.0%
	Taiyo Holdings Co., Ltd.	102,100	3,921,942	0.2%
	Takasago International Corp.	87,200	2,085,977	0.1%
	Takiron Co., Ltd.	295,000	1,528,258	0.1%
*	Tanaka Chemical Corp.	5,100	46,549	0.0%
	Tayca Corp.	164,000	794,611	0.0%
	Tenma Corp.	79,600	1,552,703	0.1%
	Toagosei Co., Ltd.	658,000	5,625,832	0.2%
#	Toda Kogyo Corp.	219,000	580,572	0.0%
*	Toho Titanium Co., Ltd.	7,600	61,948	0.0%
#	Toho Zinc Co., Ltd.	800,000	1,838,411	0.1%
	Tokai Carbon Co., Ltd.	1,289,000	3,618,704	0.1%
	Tokushu Tokai Paper Co., Ltd.	564,580	1,723,107	0.1%
#*	Tokuyama Corp.	2,159,000	4,678,478	0.2%
	Tokyo Ohka Kogyo Co., Ltd.	149,200	4,741,185	0.2%
#*	Tokyo Rope Manufacturing Co., Ltd.	688,000	1,143,138	0.0%
	Tokyo Steel Manufacturing Co., Ltd.	652,000	4,047,968	0.2%
	Tokyo Tekko Co., Ltd.	251,000	1,120,790	0.0%
#	Tomoegawa Co., Ltd.	125,000	221,160	0.0%
#	Tomoku Co., Ltd.	335,000	792,151	0.0%
	Topy Industries, Ltd.	1,142,000	2,552,179	0.1%
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	4,722,861	0.2%
	Toyo Kohan Co., Ltd.	286,000	1,005,756	0.0%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Toyobo Co., Ltd.	5,776,000	$8,084,160	0.3%
TYK Corp.	138,000	213,190	0.0%
# UACJ Corp.	1,486,415	3,472,924	0.1%
Ube Industries, Ltd.	5,257,000	11,109,153	0.4%
Wood One Co., Ltd.	164,000	352,956	0.0%
Yamato Kogyo Co., Ltd.	134,800	3,437,126	0.1%
Yodogawa Steel Works, Ltd.	144,700	2,901,793	0.1%
Yotai Refractories Co., Ltd.	8,000	21,786	0.0%
Yuki Gosei Kogyo Co., Ltd.	64,000	155,285	0.0%
Yushiro Chemical Industry Co., Ltd.	61,400	732,352	0.0%
Zeon Corp.	224,000	1,802,289	0.1%
Total Materials		306,580,008	11.4%

Telecommunication Services — (0.0%)
Okinawa Cellular Telephone Co.	43,200	1,177,394	0.0%
Utilities — (0.5%)
Hiroshima Gas Co., Ltd.	30,000	109,271	0.0%
* Hokkaido Electric Power Co., Inc.	330,100	3,391,552	0.1%
# Hokkaido Gas Co., Ltd.	268,000	625,738	0.0%
Hokuriku Gas Co., Ltd.	99,000	234,464	0.0%
K&O Energy Group, Inc.	75,300	1,070,432	0.1%
Okinawa Electric Power Co., Inc. (The)	140,956	3,657,915	0.1%
Saibu Gas Co., Ltd.	1,831,000	4,242,898	0.2%
Shizuoka Gas Co., Ltd.	298,400	1,898,131	0.1%
Toell Co., Ltd.	6,700	37,886	0.0%
Total Utilities		15,268,287	0.6%
TOTAL COMMON STOCKS		2,676,942,199	99.7%
TOTAL INVESTMENT SECURITIES		2,676,942,199

		Value†
SECURITIES LENDING COLLATERAL — (9.7%)
§@ DFA Short Term Investment Fund	24,731,072	286,138,498	10.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,712,837,207)^		$2,963,080,697	110.4%
____________________

^       The cost for federal income tax purposes is $2,739,185,450.

The Japanese Small Company Series
continued

Summary of the Series' investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$551,533,830	—	$551,533,830
Consumer Staples	—	256,595,231	—	256,595,231
Energy	—	26,274,196	—	26,274,196
Financials	$12,874,090	301,577,457	—	314,451,547
Health Care	—	136,645,987	—	136,645,987
Industrials	169,308	758,519,110	—	758,688,418
Information Technology	—	309,727,301	—	309,727,301
Materials	—	306,580,008	—	306,580,008
Telecommunication Services	—	1,177,394	—	1,177,394
Utilities	—	15,268,287	—	15,268,287
Securities Lending Collateral	—	286,138,498	—	286,138,498
TOTAL	$13,043,398	$2,950,037,299	—	$2,963,080,697

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.2%)
AUSTRALIA — (41.6%)
*	AAT Corp., Ltd.	99	$—	0.0%
*	ABM Resources NL	194,508	5,673	0.0%
#	Acrux, Ltd.	660,428	360,249	0.0%
	Adelaide Brighton, Ltd.	3,668,074	12,610,490	1.0%
*	Aditya Birla Minerals, Ltd.	630,320	86,798	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	784,170	1,300,465	0.1%
#*	AJ Lucas Group, Ltd.	152,343	40,588	0.0%
#*	Alkane Resources, Ltd.	1,219,715	208,113	0.0%
#	ALS, Ltd.	1,315,878	3,581,138	0.3%
	Altium, Ltd.	222,654	753,056	0.1%
	Altona Mining, Ltd.	1,108,169	88,231	0.0%
#	Alumina, Ltd.	6,953,453	5,802,939	0.5%
	AMA Group, Ltd.	18,658	12,735	0.0%
	Ansell, Ltd.	541,558	8,392,633	0.7%
*	Antares Energy, Ltd.	199,346	29,902	0.0%
	AP Eagers, Ltd.	234,655	2,167,178	0.2%
*	APN News & Media, Ltd.	4,904,331	1,856,968	0.1%
#*	Aquarius Platinum, Ltd.	4,962,517	829,745	0.1%
#	ARB Corp., Ltd.	472,048	5,514,728	0.4%
	Ardent Leisure Group	182,034	297,904	0.0%
	Aristocrat Leisure, Ltd.	1,668,838	12,322,517	1.0%
#*	Arrium, Ltd.	17,951,296	750,646	0.1%
	Asaleo Care, Ltd.	59,044	68,164	0.0%
#*	ASG Group, Ltd.	898,212	770,074	0.1%
*	Atlantic, Ltd.	21,276	509	0.0%
*	Atlas Iron, Ltd.	5,890,007	78,802	0.0%
#	AUB Group, Ltd.	255,206	1,682,704	0.1%
#	Ausdrill, Ltd.	1,723,145	318,451	0.0%
#*	Ausenco, Ltd.	448,418	70,974	0.0%
	Austal, Ltd.	1,148,615	1,305,855	0.1%
*	Austin Engineering, Ltd.	504,744	64,160	0.0%
*	Australian Agricultural Co., Ltd.	2,385,475	2,327,051	0.2%
	Australian Pharmaceutical Industries, Ltd.	2,403,274	3,366,726	0.3%
*	Australian Vintage, Ltd.	3,979,004	1,130,068	0.1%
	Auswide Bank, Ltd.	88,869	378,911	0.0%
	Automotive Holdings Group, Ltd.	1,464,387	4,793,874	0.4%
*	Avanco Resources, Ltd.	2,444,368	94,180	0.0%
	Aveo Group	403,174	919,091	0.1%
	AVJennings, Ltd.	7,051,385	2,957,024	0.2%
#*	AWE, Ltd.	3,356,993	1,216,464	0.1%
#*	Bandanna Energy, Ltd.	337,935	3,878	0.0%
	Bank of Queensland, Ltd.	41,400	417,628	0.0%
#*	BC Iron, Ltd.	1,007,619	76,297	0.0%
	Beach Energy, Ltd.	9,263,063	3,295,394	0.3%
#	Beadell Resources, Ltd.	2,424,377	248,243	0.0%
#	Bega Cheese, Ltd.	514,153	2,759,704	0.2%
	Bellamy's Australia, Ltd.	124,032	1,225,836	0.1%
#*	Billabong International, Ltd.	756,968	1,347,666	0.1%
#	Blackmores, Ltd.	81,784	12,931,718	1.0%
	BlueScope Steel, Ltd.	2,315,186	7,391,221	0.6%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Boart Longyear, Ltd.	2,658,836	$117,309	0.0%
*	Boom Logistics, Ltd.	986,820	66,134	0.0%
	Boral, Ltd.	1,763,194	7,538,621	0.6%
#*	Bradken, Ltd.	1,242,062	435,326	0.0%
#	Breville Group, Ltd.	765,489	4,136,357	0.3%
	Brickworks, Ltd.	228,958	2,618,971	0.2%
*	Broadspectrum, Ltd.	3,089,111	3,121,152	0.2%
	BT Investment Management, Ltd.	580,053	5,394,618	0.4%
#*	Buccaneer Energy, Ltd.	3,283,586	328	0.0%
*	Bunuru Corp., Ltd.	9	—	0.0%
	Burson Group, Ltd.	174,500	531,941	0.0%
#*	Buru Energy, Ltd.	316,943	55,115	0.0%
#	Cabcharge Australia, Ltd.	863,423	1,863,407	0.1%
*	Cape Lambert Resources, Ltd.	726,958	8,403	0.0%
	Capitol Health, Ltd.	164,543	33,372	0.0%
*	Capral, Ltd.	58,499	4,246	0.0%
#	Cardno, Ltd.	817,602	684,863	0.1%
*	Carnarvon Petroleum, Ltd.	5,095,141	371,075	0.0%
*	Carnegie Wave Energy, Ltd.	563,165	19,251	0.0%
#	carsales.com, Ltd.	1,702,940	14,422,284	1.1%
#	Cash Converters International, Ltd.	2,245,870	856,190	0.1%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	323,002	953,333	0.1%
	Challenger, Ltd.	768,470	4,843,190	0.4%
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	93,502	0.0%
#	Cochlear, Ltd.	10,800	747,375	0.1%
	Codan, Ltd.	400,153	198,030	0.0%
*	Coffey International, Ltd.	198,864	59,980	0.0%
#	Collection House, Ltd.	2,021,422	2,556,655	0.2%
	Collins Foods, Ltd.	289,927	969,894	0.1%
*	Cooper Energy, Ltd.	336,842	38,966	0.0%
#	Corporate Travel Management, Ltd.	215,271	2,045,158	0.2%
	Coventry Group, Ltd.	144,778	124,189	0.0%
#	Cover-More Group, Ltd.	169,860	271,952	0.0%
#	Credit Corp. Group, Ltd.	109,777	828,638	0.1%
#	CSG, Ltd.	848,751	1,111,238	0.1%
	CSR, Ltd.	3,350,138	6,992,222	0.5%
#*	Cudeco, Ltd.	387,893	226,126	0.0%
*	Cue Energy Resources, Ltd.	1,378,665	57,075	0.0%
	Data#3, Ltd.	556,711	428,616	0.0%
#	Decmil Group, Ltd.	867,988	659,309	0.1%
*	Devine, Ltd.	425,098	216,964	0.0%
#	Dick Smith Holdings, Ltd.	91,564	23,513	0.0%
	Domino's Pizza Enterprises, Ltd.	286,872	11,969,279	0.9%
	Downer EDI, Ltd.	2,910,872	7,572,102	0.6%
#*	Drillsearch Energy, Ltd.	3,348,007	1,486,317	0.1%
	DuluxGroup, Ltd.	3,101,823	14,924,593	1.2%
	DWS, Ltd.	395,621	327,967	0.0%
#*	Elders, Ltd.	220,688	744,890	0.1%
*	Emeco Holdings, Ltd.	2,411,452	71,772	0.0%
#*	Energy Resources of Australia, Ltd.	1,156,799	302,819	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Energy World Corp., Ltd.	4,185,404	$700,609	0.1%
*	Enero Group, Ltd.	12,387	7,505	0.0%
#	Equity Trustees, Ltd.	18,342	273,732	0.0%
#	ERM Power, Ltd.	783,474	892,117	0.1%
	Ethane Pipeline Income Fund	190,260	213,994	0.0%
	Euroz, Ltd.	101,762	61,289	0.0%
	Event Hospitality and Entertainment, Ltd.	466,519	5,579,959	0.4%
#	Evolution Mining, Ltd.	3,843,634	3,905,569	0.3%
	Fairfax Media, Ltd.	14,257,034	9,482,443	0.7%
	Fantastic Holdings, Ltd.	326,291	514,789	0.0%
*	FAR, Ltd.	4,929,255	297,611	0.0%
	Finbar Group, Ltd.	139,365	102,949	0.0%
#*	Fleetwood Corp., Ltd.	394,575	358,902	0.0%
#	FlexiGroup, Ltd.	890,061	1,942,500	0.2%
#	Flight Centre Travel Group, Ltd.	111,888	3,226,929	0.3%
#*	Focus Minerals, Ltd.	98,248	22,178	0.0%
#	G8 Education, Ltd.	990,977	2,562,595	0.2%
	Gazal Corp., Ltd.	22,520	43,377	0.0%
	GBST Holdings, Ltd.	5,512	17,233	0.0%
	Genworth Mortgage Insurance Australia, Ltd.	146,402	291,792	0.0%
*	Global Construction Services, Ltd.	4,832	1,739	0.0%
#	GrainCorp, Ltd. Class A	1,251,687	7,817,303	0.6%
	Grange Resources, Ltd.	1,724,297	112,984	0.0%
#	Greencross, Ltd.	114,296	554,874	0.0%
#	GUD Holdings, Ltd.	811,568	4,988,025	0.4%
#	GWA Group, Ltd.	1,861,904	2,667,638	0.2%
	Hansen Technologies, Ltd.	117,366	292,864	0.0%
#	Harvey Norman Holdings, Ltd.	990,026	2,992,781	0.2%
	Healthscope, Ltd.	840,305	1,619,299	0.1%
	HFA Holdings, Ltd.	310,766	642,563	0.1%
*	Hillgrove Resources, Ltd.	163,217	18,395	0.0%
	Hills, Ltd.	1,277,876	316,310	0.0%
*	Horizon Oil, Ltd.	6,691,326	385,865	0.0%
*	IDM International, Ltd.	23,969	—	0.0%
	Iluka Resources, Ltd.	900,134	3,981,673	0.3%
*	Imdex, Ltd.	1,225,370	177,392	0.0%
#	IMF Bentham, Ltd.	700,765	666,571	0.1%
#	Independence Group NL	1,789,170	3,283,451	0.3%
#*	Infigen Energy	2,021,774	647,866	0.1%
#	Infomedia, Ltd.	2,051,811	1,077,366	0.1%
	Integrated Research, Ltd.	327,026	518,532	0.0%
*	Intrepid Mines, Ltd.	208,230	18,067	0.0%
#	InvoCare, Ltd.	901,024	7,838,655	0.6%
#	IOOF Holdings, Ltd.	1,900,338	13,084,960	1.0%
#	IRESS, Ltd.	1,073,207	7,770,322	0.6%
#*	iSelect, Ltd.	84,375	69,469	0.0%
	iSentia Group, Ltd.	75,391	264,451	0.0%
#	JB Hi-Fi, Ltd.	836,109	11,832,679	0.9%
*	Jupiter Mines, Ltd.	405,443	28,954	0.0%
	K&S Corp., Ltd.	263,388	269,046	0.0%
#*	Karoon Gas Australia, Ltd.	738,066	943,155	0.1%
#*	Kingsgate Consolidated, Ltd.	1,717,937	462,956	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Kingsrose Mining, Ltd.	760,046	$121,631	0.0%
*	Lednium, Ltd.	195,019	—	0.0%
#*	Lonestar Resources, Ltd.	22,323	96,879	0.0%
#*	Lynas Corp., Ltd.	3,390,978	242,089	0.0%
#	M2 Group, Ltd.	1,294,182	10,713,731	0.8%
	MACA, Ltd.	683,733	362,318	0.0%
*	Macmahon Holdings, Ltd.	6,319,933	399,370	0.0%
	Macquarie Atlas Roads Group	565,764	1,666,942	0.1%
	Macquarie Telecom Group, Ltd.	5,656	35,039	0.0%
#	Magellan Financial Group, Ltd.	466,192	9,163,105	0.7%
	Mantra Group, Ltd.	167,071	611,633	0.1%
	Matrix Composites & Engineering, Ltd.	91,569	29,753	0.0%
*	Maverick Drilling & Exploration, Ltd.	907,264	43,518	0.0%
#	MaxiTRANS Industries, Ltd.	915,613	342,061	0.0%
#*	Mayne Pharma Group, Ltd.	3,767,830	3,849,671	0.3%
	McMillan Shakespeare, Ltd.	427,034	4,112,773	0.3%
	McPherson's, Ltd.	521,014	280,943	0.0%
*	Medusa Mining, Ltd.	1,179,362	310,208	0.0%
#	Melbourne IT, Ltd.	441,811	687,866	0.1%
#*	Mesoblast, Ltd.	99,585	133,139	0.0%
	Metals X, Ltd.	370,222	275,467	0.0%
#	Metcash, Ltd.	4,871,384	5,687,609	0.4%
#	Mincor Resources NL	1,067,643	170,208	0.0%
#*	Mineral Deposits, Ltd.	466,063	69,418	0.0%
#	Mineral Resources, Ltd.	1,168,088	3,378,183	0.3%
#	MMA Offshore, Ltd.	2,189,075	402,505	0.0%
#	Monadelphous Group, Ltd.	687,485	3,261,992	0.3%
*	Morning Star Gold NL	332,749	4,995	0.0%
#	Mortgage Choice, Ltd.	680,426	934,926	0.1%
#*	Mount Gibson Iron, Ltd.	4,484,844	588,007	0.1%
#	Myer Holdings, Ltd.	5,669,367	4,903,223	0.4%
	MyState, Ltd.	169,107	582,726	0.0%
#	Navitas, Ltd.	1,440,089	4,864,649	0.4%
#*	Nearmap, Ltd.	1,029,484	290,874	0.0%
*	NetComm Wireless, Ltd.	9,274	19,729	0.0%
	New Hope Corp., Ltd.	165,508	221,642	0.0%
*	Newsat, Ltd.	1,680,867	52,791	0.0%
*	NEXTDC, Ltd.	36,489	63,539	0.0%
	nib holdings, Ltd.	2,713,689	6,923,653	0.5%
	Nick Scali, Ltd.	165,818	514,952	0.0%
#	Nine Entertainment Co. Holdings, Ltd.	81,791	112,659	0.0%
#*	Noble Mineral Resources, Ltd.	8,114	—	0.0%
#	Northern Star Resources, Ltd.	4,806,957	9,775,072	0.8%
#*	NRW Holdings, Ltd.	1,867,109	116,897	0.0%
	Nufarm, Ltd.	1,141,199	6,892,012	0.5%
*	OM Holdings, Ltd.	29,193	1,762	0.0%
#*	Orocobre, Ltd.	389,899	652,117	0.1%
	Orora, Ltd.	2,944,983	4,783,078	0.4%
#	OrotonGroup, Ltd.	131,885	263,883	0.0%
	Otto Energy, Ltd.	1,593,012	24,302	0.0%
	OZ Minerals, Ltd.	2,198,276	6,426,670	0.5%
#	OzForex Group, Ltd.	529,225	1,258,661	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Pacific Brands, Ltd.	6,093,285	$3,475,712	0.3%
#	Pacific Current Group, Ltd.	19,287	111,402	0.0%
	Pact Group Holdings, Ltd.	211,027	765,896	0.1%
#*	Paladin Energy, Ltd.	9,407,049	1,626,582	0.1%
	Panoramic Resources, Ltd.	1,781,726	238,659	0.0%
	Patties Foods, Ltd.	42,099	34,919	0.0%
#	Peet, Ltd.	1,645,757	1,234,040	0.1%
*	Peninsula Energy, Ltd.	209,095	166,778	0.0%
#	Perpetual, Ltd.	356,426	11,997,992	0.9%
#*	Perseus Mining, Ltd.	3,040,420	723,622	0.1%
	Platinum Asset Management, Ltd.	238,279	1,392,360	0.1%
#*	Platinum Australia, Ltd.	1,442,661	77	0.0%
*	Pluton Resources, Ltd.	20,710	39	0.0%
	PMP, Ltd.	2,327,074	830,156	0.1%
	Premier Investments, Ltd.	556,867	5,717,476	0.4%
*	Prima Biomed, Ltd.	1,409,121	51,768	0.0%
#	Primary Health Care, Ltd.	3,292,878	5,571,659	0.4%
	Prime Media Group, Ltd.	2,031,951	728,881	0.1%
#	Programmed Maintenance Services, Ltd.	1,525,125	2,732,392	0.2%
	Qantas Airways, Ltd.	3,018,519	8,947,103	0.7%
#	Qube Holdings, Ltd.	1,827,542	3,172,496	0.3%
*	Quickstep Holdings, Ltd.	159,133	16,715	0.0%
*	Ramelius Resources, Ltd.	834,228	119,081	0.0%
#	RCG Corp., Ltd.	210,640	263,411	0.0%
	RCR Tomlinson, Ltd.	1,055,209	1,678,803	0.1%
#	Reckon, Ltd.	356,227	621,574	0.1%
*	Red 5, Ltd.	9,022	316	0.0%
#	Reece, Ltd.	231,441	5,756,688	0.5%
	Regis Healthcare, Ltd.	132,754	561,220	0.0%
#	Regis Resources, Ltd.	2,504,810	4,240,781	0.3%
#	Reject Shop, Ltd. (The)	234,444	1,858,262	0.1%
#*	Resolute Mining, Ltd.	3,987,672	726,623	0.1%
#	Retail Food Group, Ltd.	963,016	3,226,802	0.3%
	Ridley Corp., Ltd.	1,331,622	1,470,659	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	RungePincockMinarco, Ltd.	30,702	10,480	0.0%
	Ruralco Holdings, Ltd.	115,893	287,012	0.0%
	SAI Global, Ltd.	1,545,041	4,686,185	0.4%
#*	Salmat, Ltd.	645,788	359,252	0.0%
*	Samson Oil & Gas, Ltd.	4,972,247	10,975	0.0%
	Sandfire Resources NL	570,890	2,314,780	0.2%
*	Saracen Mineral Holdings, Ltd.	5,111,505	2,285,643	0.2%
	Schaffer Corp., Ltd.	17,156	62,241	0.0%
	Sedgman, Ltd.	452,719	297,761	0.0%
#	Seek, Ltd.	54,987	612,014	0.1%
#	Select Harvests, Ltd.	500,837	3,084,067	0.2%
*	Senetas Corp., Ltd.	131,335	17,045	0.0%
#*	Senex Energy, Ltd.	6,438,932	650,942	0.1%
#	Servcorp, Ltd.	314,917	1,607,310	0.1%
	Service Stream, Ltd.	1,693,203	571,876	0.0%
#	Seven Group Holdings, Ltd.	559,015	2,233,870	0.2%
#	Seven West Media, Ltd.	7,785,820	4,359,963	0.3%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Seymour Whyte, Ltd.	8,690	$6,256	0.0%
	SG Fleet Group, Ltd.	29,714	84,874	0.0%
	Shine Corporate, Ltd.	15,573	22,357	0.0%
	Sigma Pharmaceuticals, Ltd.	7,230,980	4,527,146	0.4%
#*	Silex Systems, Ltd.	511,695	137,224	0.0%
#	Silver Chef, Ltd.	89,203	586,416	0.1%
#*	Silver Lake Resources, Ltd.	2,755,624	364,115	0.0%
#	Sims Metal Management, Ltd.	1,382,214	7,232,638	0.6%
	Sirtex Medical, Ltd.	412,322	11,948,175	0.9%
#	Slater & Gordon, Ltd.	2,016,208	1,198,472	0.1%
#	SMS Management & Technology, Ltd.	575,318	1,255,652	0.1%
	Southern Cross Media Group, Ltd.	3,756,073	3,101,666	0.2%
#	Spark Infrastructure Group	11,913,246	16,570,474	1.3%
*	Specialty Fashion Group, Ltd.	786,397	342,808	0.0%
#	Spotless Group Holdings, Ltd.	1,566,487	1,227,410	0.1%
#*	St Barbara, Ltd.	2,723,173	2,843,875	0.2%
	Star Entertainment Grp, Ltd. (The)	4,207,608	15,439,555	1.2%
	Steadfast Group, Ltd.	668,800	755,564	0.1%
*	Strike Energy, Ltd.	1,471,668	133,859	0.0%
#	STW Communications Group, Ltd.	2,447,007	1,419,531	0.1%
#*	Sundance Energy Australia, Ltd.	2,512,257	309,050	0.0%
#*	Sundance Resources, Ltd.	8,756,539	76,571	0.0%
	Sunland Group, Ltd.	729,757	861,991	0.1%
#	Super Retail Group, Ltd.	1,280,749	10,580,517	0.8%
	Tabcorp Holdings, Ltd.	3,586,818	12,212,490	1.0%
#*	Tap Oil, Ltd.	1,480,490	198,202	0.0%
	Tassal Group, Ltd.	901,018	3,070,787	0.2%
#	Technology One, Ltd.	1,645,166	5,900,166	0.5%
#*	Ten Network Holdings, Ltd.	12,893,621	1,585,918	0.1%
#	TFS Corp., Ltd.	1,822,227	2,090,147	0.2%
	Thorn Group, Ltd.	551,062	868,530	0.1%
#*	Tiger Resources, Ltd.	9,447,997	340,905	0.0%
*	Toro Energy, Ltd.	70,156	3,361	0.0%
	Tox Free Solutions, Ltd.	867,356	1,766,481	0.1%
	Transpacific Industries Group, Ltd.	10,319,019	5,893,677	0.5%
	Treasury Wine Estates, Ltd.	1,165,441	6,997,473	0.5%
*	Tribune Resources, Ltd.	3,093	8,053	0.0%
#*	Troy Resources, Ltd.	1,647,992	247,394	0.0%
#*	UGL, Ltd.	1,185,950	2,082,796	0.2%
	UXC, Ltd.	1,872,142	1,655,152	0.1%
	Veda Group, Ltd.	542,481	1,101,255	0.1%
#	Villa World, Ltd.	244,994	381,033	0.0%
#	Village Roadshow, Ltd.	831,506	4,464,371	0.4%
*	Virgin Australia International Holdings – Private	7,648,897	—	0.0%
*	Virgin Australia Holdings, Ltd.	5,942,525	1,964,886	0.2%
#	Virtus Health, Ltd.	135,514	637,836	0.1%
	Vita Group, Ltd.	25,352	48,492	0.0%
#	Vocus Communications, Ltd.	1,634,058	8,910,025	0.7%
#	Watpac, Ltd.	760,701	572,611	0.0%
#	Webjet, Ltd.	511,180	2,046,749	0.2%
#	Western Areas, Ltd.	1,463,783	2,371,515	0.2%
#*	White Energy Co., Ltd.	643,913	60,938	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Whitehaven Coal, Ltd.	4,143,411	$2,091,311	0.2%
*	Wollongong Coal, Ltd.	119,865	1,092	0.0%
#	WorleyParsons, Ltd.	481,861	1,616,421	0.1%
TOTAL AUSTRALIA			659,671,760	51.1%

CHINA — (0.1%)
*	China Daye Non-Ferrous Metals Mining, Ltd.	9,471,837	172,098	0.0%
	Nexteer Automotive Group, Ltd.	659,000	728,439	0.1%
	Zhuhai Holdings Investment Group, Ltd.	146,000	22,503	0.0%
TOTAL CHINA			923,040	0.1%

HONG KONG — (22.2%)
	Aeon Credit Service Asia Co., Ltd.	564,000	376,794	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	242,941	0.0%
	Agritrade Resources, Ltd.	1,295,000	276,446	0.0%
	Alco Holdings, Ltd.	1,426,000	467,113	0.0%
	Allan International Holdings	720,000	177,457	0.0%
	Allied Group, Ltd.	663,200	3,344,996	0.3%
#	Allied Properties HK, Ltd.	11,945,857	2,333,644	0.2%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	62,914	0.0%
*	Apac Resources, Ltd.	29,587,350	329,903	0.0%
*	Applied Development Holdings, Ltd.	2,135,000	108,317	0.0%
	APT Satellite Holdings, Ltd.	2,884,500	2,327,417	0.2%
	Arts Optical International Hldgs, Ltd.	730,000	282,051	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	928,598	0.1%
#	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,170,271	0.1%
	Asia Standard Hotel Group, Ltd.	11,437,218	2,021,792	0.2%
	Asia Standard International Group, Ltd.	13,041,937	2,341,920	0.2%
#	ASM Pacific Technology, Ltd.	167,500	1,308,829	0.1%
	Associated International Hotels, Ltd.	952,000	2,730,274	0.2%
	Aupu Group Holding Co., Ltd.	3,168,000	920,280	0.1%
*	Auto Italia Holdings	1,900,000	76,722	0.0%
#*	AVIC Joy Holdings HK, Ltd.	2,920,000	102,953	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
	BEP International Holdings, Ltd.	2,240,000	183,602	0.0%
*	Bestway International Holdings, Ltd.	205,000	23,342	0.0%
#	Bonjour Holdings, Ltd.	13,758,600	848,818	0.1%
	Bossini International Holdings, Ltd.	3,699,500	280,989	0.0%
	Bright Smart Securities & Commodities Group, Ltd.	556,000	171,174	0.0%
#	Brightoil Petroleum Holdings, Ltd.	2,373,000	791,216	0.1%
#*	Brockman Mining, Ltd.	22,810,814	417,971	0.0%
*	Burwill Holdings, Ltd.	27,112,960	955,895	0.1%
	Cafe de Coral Holdings, Ltd.	1,964,000	5,768,234	0.5%
	CEC International Holdings, Ltd.	516,000	98,276	0.0%
	Century City International Holdings, Ltd.	6,235,460	433,936	0.0%
*	Champion Technology Holdings, Ltd.	15,193,089	251,231	0.0%
	Chen Hsong Holdings	1,212,000	283,435	0.0%
	Cheuk Nang Holdings, Ltd.	623,076	465,731	0.0%
*	Cheung Wo International Holdings, Ltd.	1,626,000	276,939	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,405,055	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
*	China Chuanglian Education Group, Ltd.	300,000	7,832	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	China Digicontent Co., Ltd.	2,710,000	$—	0.0%
#*	China Energy Development Holdings, Ltd.	52,140,000	1,032,863	0.1%
*	China Environmental Energy Investment, Ltd.	1,960,000	33,653	0.0%
	China Flavors & Fragrances Co., Ltd.	381,028	126,068	0.0%
*	China Infrastructure Investment, Ltd.	7,776,000	93,825	0.0%
	China Metal International Holdings, Inc.	2,670,000	818,378	0.1%
#	China Motor Bus Co., Ltd.	48,600	488,591	0.0%
#*	China Public Procurement, Ltd.	740,000	20,887	0.0%
#*	China Smarter Energy Group Holdings, Ltd.	7,038,000	869,374	0.1%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270	0.0%
*	China Star Entertainment, Ltd.	1,850,000	185,119	0.0%
#*	China Strategic Holdings, Ltd.	28,316,250	791,893	0.1%
*	China Ting Group Holdings, Ltd.	2,565,151	130,271	0.0%
	Chinney Investments, Ltd.	1,144,000	239,722	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,244,000	3,687,660	0.3%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,492,000	753,401	0.1%
	Chuang's China Investments, Ltd.	3,700,938	221,722	0.0%
	Chuang's Consortium International, Ltd.	5,987,043	653,281	0.1%
	CITIC Telecom International Holdings, Ltd.	10,816,125	4,093,111	0.3%
	CK Life Sciences Int'l Holdings, Inc.	21,274,000	1,912,496	0.2%
	CNT Group, Ltd.	8,077,264	301,262	0.0%
*	COL Capital, Ltd.	42,916,800	3,027,293	0.2%
*	Continental Holdings, Ltd.	450,000	7,247	0.0%
	Convenience Retail Asia, Ltd.	42,000	17,171	0.0%
*	Convoy Financial Holdings, Ltd.	10,638,000	593,581	0.1%
*	CP Lotus Corp.	11,880,000	298,042	0.0%
*	Crocodile Garments	842,000	101,531	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	671,520	896,565	0.1%
	CSI Properties, Ltd.	35,276,383	1,202,011	0.1%
*	CST Mining Group, Ltd.	101,184,000	1,194,094	0.1%
#	CW Group Holdings, Ltd.	2,030,000	892,333	0.1%
#	Dah Sing Banking Group, Ltd.	3,457,116	6,083,810	0.5%
	Dah Sing Financial Holdings, Ltd.	1,184,544	5,895,414	0.5%
	Dan Form Holdings Co., Ltd.	3,563,260	626,074	0.1%
	Dickson Concepts International, Ltd.	1,222,000	453,402	0.0%
*	Differ Group Holding Co., Ltd.	472,000	73,798	0.0%
*	Dragonite International, Ltd.	56,000	7,201	0.0%
	Eagle Nice International Holdings, Ltd.	1,614,000	569,554	0.1%
	EcoGreen International Group, Ltd.	1,322,200	313,013	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
#	Emperor Capital Group, Ltd.	10,767,000	881,417	0.1%
	Emperor Entertainment Hotel, Ltd.	4,360,000	796,155	0.1%
	Emperor International Holdings, Ltd.	8,116,753	1,491,614	0.1%
	Emperor Watch & Jewellery, Ltd.	25,650,000	635,292	0.1%
*	ENM Holdings, Ltd.	14,680,000	772,995	0.1%
#	Esprit Holdings, Ltd.	13,802,950	15,158,574	1.2%
*	eSun Holdings, Ltd.	4,344,000	363,102	0.0%
*	Eternity Investment, Ltd.	830,000	24,568	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood Holdings, Ltd.	620,100	1,948,349	0.2%
	Far East Consortium International, Ltd.	8,017,579	3,048,750	0.2%
	FIH Mobile, Ltd.	2,645,000	1,006,634	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	First Pacific Co., Ltd.	1,856,000	$1,229,482	0.1%
	First Shanghai Investments, Ltd.	1,048,000	172,478	0.0%
	Fountain SET Holdings, Ltd.	4,758,000	541,896	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	220,342	0.0%
*	Freeman Financial Corp., Ltd.	320,000	19,430	0.0%
	Fujikon Industrial Holdings, Ltd.	588,000	75,763	0.0%
#	Future Bright Holdings, Ltd.	3,288,000	329,400	0.0%
	G-Resources Group, Ltd.	143,439,600	3,405,623	0.3%
#*	GCL New Energy Holdings, Ltd.	6,412,000	373,810	0.0%
	Get Nice Holdings, Ltd.	38,664,000	1,759,839	0.1%
	Giordano International, Ltd.	9,440,000	4,409,346	0.4%
*	Global Brands Group Holding, Ltd.	14,324,000	2,712,519	0.2%
	Glorious Sun Enterprises, Ltd.	2,624,000	364,773	0.0%
	Gold Peak Industries Holding, Ltd.	3,029,642	332,916	0.0%
	Golden Resources Development International, Ltd.	3,330,500	192,969	0.0%
*	Grande Holdings, Ltd. (The)	882,000	8,763	0.0%
	Great Eagle Holdings, Ltd.	110,887	360,788	0.0%
	Guangnan Holdings, Ltd.	2,363,600	312,708	0.0%
	Guoco Group, Ltd.	2,000	21,845	0.0%
#	Guotai Junan International Holdings, Ltd.	12,519,797	4,334,415	0.3%
#	Haitong International Securities Group, Ltd.	9,064,191	5,526,927	0.4%
#	Hang Fat Ginseng Holdings Co., Ltd.	630,000	57,487	0.0%
	Hanison Construction Holdings, Ltd.	1,402,433	277,547	0.0%
	Hanny Holdings, Ltd.	1,850,000	23,451	0.0%
*	Hao Tian Development Group, Ltd.	8,172,000	489,758	0.0%
	Harbour Centre Development, Ltd.	935,500	1,593,616	0.1%
	Hi Level Technology Holdings	152,640	13,676	0.0%
	High Fashion International, Ltd.	268,000	80,405	0.0%
	HKR International, Ltd.	5,764,736	2,646,773	0.2%
#*	HNA International Investment Holdings, Ltd.	28,811,065	1,627,610	0.1%
	Hon Kwok Land Investment Co., Ltd.	314,800	109,736	0.0%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
	Hong Kong Aircraft Engineering Co., Ltd.	86,000	600,842	0.1%
*	Hong Kong Building & Loan Agency, Ltd. (The)	200,000	10,387	0.0%
	Hong Kong Ferry Holdings Co., Ltd.	824,300	976,850	0.1%
*	Hong Kong Television Network, Ltd.	2,332,751	431,372	0.0%
	Hongkong & Shanghai Hotels (The)	1,359,112	1,512,887	0.1%
	Hongkong Chinese, Ltd.	5,038,000	854,774	0.1%
	Hop Hing Group Holdings, Ltd.	1,812,000	27,954	0.0%
	Hopewell Holdings, Ltd.	2,920,000	10,479,829	0.8%
#	Hsin Chong Construction Group, Ltd.	6,931,658	686,819	0.1%
*	Hua Hong Semiconductor, Ltd.	112,000	108,466	0.0%
	Hung Hing Printing Group, Ltd.	2,628,000	358,393	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,164,000	3,878,657	0.3%
*	I-CABLE Communications, Ltd.	2,573,000	164,950	0.0%
	IGG, Inc.	374,000	166,448	0.0%
#*	Imagi International Holdings, Ltd.	55,488,000	767,276	0.1%
#*	Integrated Waste Solutions Group Holdings, Ltd.	5,574,000	113,637	0.0%
*	International Standard Resources Holdings, Ltd.	16,576,250	289,411	0.0%
#*	iOne Holdings, Ltd.	10,180,000	324,515	0.0%
	IPE Group, Ltd.	3,345,000	608,209	0.1%
*	IRC, Ltd.	9,486,266	231,214	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	IT, Ltd.	4,040,532	$1,069,489	0.1%
	ITC Corp., Ltd.	1,008,145	88,097	0.0%
#	ITC Properties Group, Ltd.	4,396,256	1,864,230	0.2%
*	Jinhui Holdings Co., Ltd.	121,000	16,574	0.0%
	Johnson Electric Holdings, Ltd.	1,757,750	6,007,949	0.5%
#	K Wah International Holdings, Ltd.	8,277,565	3,535,633	0.3%
	Ka Shui International Holdings, Ltd.	30,000	2,660	0.0%
*	Kader Holdings Co., Ltd.	92,000	9,774	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	122,615	0.0%
*	Kantone Holdings, Ltd.	919,364	93,609	0.0%
	Keck Seng Investments	878,600	729,654	0.1%
	Kerry Logistics Network, Ltd.	780,000	1,134,582	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,618,955	395,694	0.0%
#*	Kingston Financial Group, Ltd.	19,023,000	8,020,232	0.6%
#*	Ko Yo Chemical Group, Ltd.	2,280,000	146,109	0.0%
*	Kong Sun Holdings, Ltd.	175,000	14,380	0.0%
	Kowloon Development Co., Ltd.	2,456,000	2,424,849	0.2%
	Kwoon Chung Bus Holdings, Ltd.	20,000	10,484	0.0%
	L'Occitane International SA	77,000	148,587	0.0%
*	L'sea Resources International Holdings, Ltd.	440,000	18,296	0.0%
	Lai Sun Development Co., Ltd.	78,652,466	1,211,920	0.1%
	Lai Sun Garmet (Intl), Ltd.	3,321,680	368,597	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	242,809	0.0%
	Landsea Green Properties Co., Ltd.	948,000	88,833	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lifestyle International Holdings, Ltd.	1,467,500	1,957,133	0.2%
	Lippo China Resources, Ltd.	20,922,000	726,404	0.1%
	Lippo, Ltd.	1,161,700	602,246	0.1%
	Lisi Group Holdings, Ltd.	4,414,000	224,471	0.0%
	Liu Chong Hing Investment, Ltd.	1,191,200	1,424,384	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	168,267	0.0%
#	Luk Fook Holdings International, Ltd.	2,862,000	6,045,328	0.5%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	173,435	0.0%
	Lung Kee Bermuda Holdings	1,567,875	440,208	0.0%
#*	Macau Legend Development, Ltd.	3,953,000	512,779	0.0%
	Magnificent Hotel Investment, Ltd.	13,170,000	357,817	0.0%
	Man Wah Holdings, Ltd.	5,694,800	6,675,884	0.5%
	Man Yue Technology Holdings, Ltd.	398,000	38,339	0.0%
#*	Mason Financial Holdings, Ltd.	15,690,000	772,415	0.1%
	Matrix Holdings, Ltd.	1,067,414	520,783	0.1%
	Melbourne Enterprises, Ltd.	39,500	684,587	0.1%
#	Melco International Development, Ltd.	3,744,000	5,593,306	0.4%
#*	Midland Holdings, Ltd.	5,182,000	2,083,088	0.2%
	Ming Fai International Holdings, Ltd.	1,879,000	195,608	0.0%
#	Miramar Hotel & Investment	845,000	1,492,246	0.1%
#*	Mongolian Mining Corp.	26,307,000	590,739	0.1%
#	NagaCorp, Ltd.	7,684,000	4,840,137	0.4%
	Nanyang Holdings, Ltd.	133,500	790,617	0.1%
	National Electronic Hldgs	2,668,600	315,445	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	318,357	0.0%
*	Neptune Group, Ltd.	23,230,000	214,095	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	New Century Group Hong Kong, Ltd.	13,351,464	$223,464	0.0%
*	New Times Energy Corp., Ltd.	1,946,400	40,920	0.0%
#	Newocean Energy Holdings, Ltd.	7,642,000	2,967,328	0.2%
	Next Digital, Ltd.	4,295,183	275,564	0.0%
*	O Luxe Holdings, Ltd.	6,778,500	205,144	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	766,407	0.1%
	Orient Overseas International, Ltd.	1,008,000	4,824,780	0.4%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
	Oriental Watch Holdings	3,070,800	451,671	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	366,129	0.0%
#	Pacific Basin Shipping, Ltd.	12,498,000	2,719,307	0.2%
	Pacific Textiles Holdings, Ltd.	4,820,000	7,435,964	0.6%
	Pak Fah Yeow International, Ltd.	5,000	2,665	0.0%
	Paliburg Holdings, Ltd.	3,062,830	1,000,848	0.1%
	Pan Asia Environmental Protection Group, Ltd.	80,000	8,814	0.0%
#	Paradise Entertainment, Ltd.	3,652,000	591,123	0.1%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,849,400	628,329	0.1%
	Pegasus International Holdings, Ltd.	226,000	71,445	0.0%
	Perfect Shape PRC Holdings, Ltd.	1,172,000	176,283	0.0%
#	Pico Far East Holdings, Ltd.	4,892,000	1,323,827	0.1%
	Playmates Holdings, Ltd.	686,000	801,531	0.1%
#	Playmates Toys, Ltd.	4,796,000	1,207,543	0.1%
*	PME Group, Ltd.	810,000	19,710	0.0%
#	Pokfulam Development Co.	234,000	358,387	0.0%
#	Polytec Asset Holdings, Ltd.	11,323,526	1,033,462	0.1%
#	Public Financial Holdings, Ltd.	3,102,000	1,476,133	0.1%
	PYI Corp., Ltd.	24,147,973	455,926	0.0%
*	Pyxis Group, Ltd.	1,936,000	—	0.0%
	Raymond Industrial, Ltd.	30,400	3,742	0.0%
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,721,707	0.1%
	Rivera Holdings, Ltd.	5,710,000	289,804	0.0%
#	SA SA International Holdings, Ltd.	9,766,000	3,312,772	0.3%
	Safety Godown Co., Ltd.	386,000	939,458	0.1%
	SAS Dragon Holdings, Ltd.	2,120,000	397,422	0.0%
	SEA Holdings, Ltd.	1,124,000	1,735,800	0.1%
	Shangri-La Asia, Ltd.	1,564,000	1,526,865	0.1%
#	Shenwan Hongyuan HK, Ltd.	3,466,250	1,714,656	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	54,912	0.0%
*	Shun Ho Technology Holdings, Ltd.	1,254,757	442,144	0.0%
	Shun Tak Holdings, Ltd.	11,359,419	4,264,530	0.3%
#*	Silver base Group Holdings, Ltd.	1,701,677	252,953	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	275,250	0.0%
	Singamas Container Holdings, Ltd.	10,860,000	1,100,744	0.1%
*	Sino-Tech International Holdings, Ltd.	3,170,000	22,760	0.0%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	20,523	0.0%
	Sitoy Group Holdings, Ltd.	829,000	344,754	0.0%
*	Skyway Securities Group, Ltd.	2,130,000	54,560	0.0%
	SmarTone Telecommunications Holdings, Ltd.	3,497,068	5,292,538	0.4%
*	SOCAM Development, Ltd.	1,718,771	1,009,045	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Solomon Systech International, Ltd.	9,504,000	$463,938	0.0%
	Soundwill Holdings, Ltd.	408,000	568,348	0.1%
*	South China Holdings Co., Ltd.	13,104,000	1,005,392	0.1%
*	South China Land, Ltd.	5,295,170	99,489	0.0%
	Stella International Holdings, Ltd.	965,500	2,388,055	0.2%
	Stelux Holdings International, Ltd.	3,011,400	221,357	0.0%
*	Success Universe Group, Ltd.	6,716,000	163,073	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	131,307	0.0%
	Sun Hung Kai & Co., Ltd.	4,352,429	2,849,419	0.2%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	147,810	0.0%
*	Symphony Holdings, Ltd.	980,000	93,216	0.0%
	TAI Cheung Holdings, Ltd.	1,961,000	1,567,393	0.1%
	Tai Sang Land Development, Ltd.	781,910	421,061	0.0%
#	Tan Chong International, Ltd.	1,176,000	406,793	0.0%
#	Tao Heung Holdings, Ltd.	517,000	142,559	0.0%
*	Taung Gold International, Ltd.	14,590,000	133,171	0.0%
#	Television Broadcasts, Ltd.	1,617,200	6,645,127	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	168,961	0.0%
	Tern Properties Co., Ltd.	51,200	29,098	0.0%
	Texwinca Holdings, Ltd.	4,488,000	4,680,598	0.4%
	Tian Teck Land, Ltd.	1,024,000	1,135,127	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	848	0.0%
	Tradelink Electronic Commerce, Ltd.	4,802,000	1,104,612	0.1%
#	Transport International Holdings, Ltd.	1,019,741	2,711,934	0.2%
#	Trinity, Ltd.	7,614,000	1,125,148	0.1%
	Tristate Holdings, Ltd.	188,000	68,426	0.0%
#*	TSC Group Holdings, Ltd.	3,280,000	619,859	0.1%
#	Tsui Wah Holdings, Ltd.	286,000	66,679	0.0%
*	United Laboratories International Holdings, Ltd. (The)	4,354,000	2,395,177	0.2%
*	United Photovoltaics Group, Ltd.	2,494,000	242,857	0.0%
*	Universal Technologies Holdings, Ltd.	7,410,000	621,066	0.1%
*	Up Energy Development Group, Ltd.	3,929,000	225,599	0.0%
	Upbest Group, Ltd.	36,000	10,538	0.0%
*	Value Convergence Holdings, Ltd.	2,000,000	418,022	0.0%
#	Value Partners Group, Ltd.	5,396,000	6,272,032	0.5%
	Van Shung Chong Holdings, Ltd.	1,248,002	148,019	0.0%
*	Vanke Property Overseas, Ltd.	49,000	39,643	0.0%
#	Varitronix International, Ltd.	2,039,293	1,426,283	0.1%
	Vedan International Holdings, Ltd.	3,272,000	179,427	0.0%
	Victory City International Holdings, Ltd.	8,183,663	829,779	0.1%
	Vitasoy International Holdings, Ltd.	4,703,000	9,633,090	0.8%
*	VS International Group, Ltd.	488,000	25,846	0.0%
	VST Holdings, Ltd.	5,039,600	1,362,456	0.1%
	VTech Holdings, Ltd.	418,300	4,322,915	0.3%
	Wai Kee Holdings, Ltd.	7,640,738	2,521,208	0.2%
	Win Hanverky Holdings, Ltd.	1,850,000	379,952	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	244,307	0.0%
	Wing On Co. International, Ltd.	759,000	2,495,398	0.2%
	Wing Tai Properties, Ltd.	1,923,331	1,095,393	0.1%
	Wong's International Holdings, Ltd.	737,641	248,234	0.0%
	Wong's Kong King International	120,000	10,301	0.0%
	Xinyi Glass Holdings, Ltd.	16,280,000	9,512,958	0.7%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Yangtzekiang Garment, Ltd.	606,500	$221,320	0.0%
	Yau Lee Holdings, Ltd.	534,000	86,326	0.0%
	Yeebo International Holdings, Ltd.	572,000	133,607	0.0%
#	YGM Trading, Ltd.	447,000	285,011	0.0%
	YT Realty Group, Ltd.	749,000	568,750	0.1%
*	Yuan Heng Gas Holdings, Ltd.	1,176,000	89,258	0.0%
	Yugang International, Ltd.	90,818,000	1,494,761	0.1%
TOTAL HONG KONG			352,086,468	27.3%

NEW ZEALAND — (9.0%)
#*	a2 Milk Co., Ltd.	1,073,306	1,361,510	0.1%
	Abano Healthcare Group, Ltd.	30,725	159,639	0.0%
	Air New Zealand, Ltd.	3,693,701	7,449,724	0.6%
	Briscoe Group, Ltd.	2,235	4,451	0.0%
*	Chorus, Ltd.	2,039,965	5,444,274	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	546,732	0.0%
#	Contact Energy, Ltd.	1,951,396	6,315,996	0.5%
#*	Diligent Corp	108,791	454,930	0.0%
#	Ebos Group, Ltd.	451,590	4,241,258	0.3%
#	Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	25,536,341	2.0%
	Fletcher Building, Ltd.	91,935	460,729	0.0%
	Freightways, Ltd.	974,609	4,129,199	0.3%
	Genesis Energy, Ltd.	330,006	435,038	0.0%
	Hallenstein Glasson Holdings, Ltd.	242,445	560,379	0.1%
	Heartland Bank, Ltd.	352,476	317,503	0.0%
	Hellaby Holdings, Ltd.	384,437	770,530	0.1%
	Infratil, Ltd.	3,201,309	7,155,676	0.6%
#	Kathmandu Holdings, Ltd.	663,170	706,174	0.1%
#	Mainfreight, Ltd.	539,049	5,657,834	0.4%
	Methven, Ltd.	93,877	73,812	0.0%
	Metlifecare, Ltd.	516,195	1,632,896	0.1%
	Michael Hill International, Ltd.	1,490,263	1,008,745	0.1%
#	Mighty River Power, Ltd.	420,843	798,527	0.1%
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	404,788	0.0%
	New Zealand Oil & Gas, Ltd.	1,659,791	481,569	0.0%
	New Zealand Refining Co., Ltd. (The)	574,344	1,471,622	0.1%
	Nuplex Industries, Ltd.	1,278,378	4,148,778	0.3%
#	NZX, Ltd.	952,265	695,675	0.1%
#	Opus International Consultants, Ltd.	12,925	11,051	0.0%
*	Pacific Edge, Ltd.	418,982	148,734	0.0%
#	PGG Wrightson, Ltd.	999,976	283,227	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	515,305	6,587,255	0.5%
	Restaurant Brands New Zealand, Ltd.	459,407	1,394,655	0.1%
*	Richina Pacific, Ltd.	274,180	—	0.0%
*	Rubicon, Ltd.	1,442,620	280,841	0.0%
#	Ryman Healthcare, Ltd.	2,338,582	13,572,031	1.1%
	Sanford, Ltd.	382,357	1,462,814	0.1%
	Scott Technology, Ltd.	39,805	39,720	0.0%
	Skellerup Holdings, Ltd.	544,971	561,833	0.1%
#	SKY Network Television, Ltd.	2,080,268	6,516,563	0.5%
#	SKYCITY Entertainment Group, Ltd.	4,473,046	13,522,042	1.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Steel & Tube Holdings, Ltd.	441,625	$675,516	0.1%
	Summerset Group Holdings, Ltd.	455,048	1,266,927	0.1%
	Tourism Holdings, Ltd.	275,443	412,407	0.0%
	Tower, Ltd.	887,040	1,151,225	0.1%
	Trade Me Group, Ltd.	1,612,087	4,599,153	0.4%
	TrustPower, Ltd.	70,988	378,650	0.0%
#	Vector, Ltd.	1,305,650	2,828,835	0.2%
#	Warehouse Group, Ltd. (The)	698,604	1,275,335	0.1%
*	Xero, Ltd.	154,440	2,086,532	0.2%
	Z Energy, Ltd.	59,640	275,374	0.0%
TOTAL NEW ZEALAND			141,755,049	11.0%

SINGAPORE — (8.3%)
*	Abterra, Ltd.	531,800	156,786	0.0%
	Accordia Golf Trust	90,400	34,112	0.0%
	Amara Holdings, Ltd.	922,800	280,858	0.0%
	Ascendas India Trust	46,000	28,247	0.0%
	ASL Marine Holdings, Ltd.	816,600	203,971	0.0%
	Aspial Corp., Ltd.	72,959	15,688	0.0%
#*	Ausgroup, Ltd.	3,548,500	382,499	0.0%
	Baker Technology, Ltd.	1,272,000	168,478	0.0%
#	Banyan Tree Holdings, Ltd.	1,022,900	291,725	0.0%
#*	Biosensors International Group, Ltd.	6,409,437	3,652,520	0.3%
	Bonvests Holdings, Ltd.	950,000	826,878	0.1%
*	Boustead Projects, Ltd.	497,612	260,335	0.0%
	Boustead Singapore, Ltd.	1,658,706	975,956	0.1%
#	Breadtalk Group, Ltd.	881,800	701,919	0.1%
*	Broadway Industrial Group, Ltd.	1,557,200	180,271	0.0%
	Bukit Sembawang Estates, Ltd.	599,603	1,901,048	0.2%
*	Bund Center Investment, Ltd.	2,639,300	323,108	0.0%
#	Centurion Corp., Ltd.	825,900	226,281	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	1,540,999	767,828	0.1%
*	China Everbright Water, Ltd.	221,300	95,701	0.0%
#	China Merchants Holdings Pacific, Ltd.	1,376,509	847,719	0.1%
	Chip Eng Seng Corp., Ltd.	3,445,300	1,721,989	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	785,354	0.1%
	Civmec, Ltd.	53,200	15,130	0.0%
	Cordlife Group, Ltd.	98,500	100,803	0.0%
#	Cosco Corp. Singapore, Ltd.	6,805,600	2,204,138	0.2%
	Creative Technology, Ltd.	272,200	216,567	0.0%
	CSE Global, Ltd.	3,285,200	1,064,895	0.1%
#	CWT, Ltd.	1,403,400	1,895,232	0.2%
#*	Del Monte Pacific, Ltd.	1,458,464	393,674	0.0%
*	Delong Holdings, Ltd.	1,181,300	75,685	0.0%
*	DMX Technologies Group, Ltd.	2,096,000	119,078	0.0%
#	Dyna-Mac Holdings, Ltd.	2,194,400	230,959	0.0%
	Elec & Eltek International Co., Ltd.	147,000	114,865	0.0%
	Ellipsiz, Ltd.	36,900	7,899	0.0%
	EnGro Corp., Ltd.	354,000	243,005	0.0%
	Eu Yan Sang International, Ltd.	786,600	231,595	0.0%
#	Ezion Holdings, Ltd.	5,123,460	2,193,259	0.2%
#*	Ezra Holdings, Ltd.	16,462,023	1,146,502	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Falcon Energy Group, Ltd.	2,008,800	$298,172	0.0%
	Far East Orchard, Ltd.	1,074,985	1,126,707	0.1%
#	First Resources, Ltd.	1,637,400	2,212,006	0.2%
	First Sponsor Group, Ltd.	440,661	390,966	0.0%
*	FJ Benjamin Holdings, Ltd.	1,046,800	61,901	0.0%
*	Food Empire Holdings, Ltd.	1,256,400	195,440	0.0%
#	Fragrance Group, Ltd.	6,077,000	856,913	0.1%
	Frasers Centrepoint, Ltd.	199,800	236,300	0.0%
	Fu Yu Corp., Ltd.	183,300	20,591	0.0%
#*	Gallant Venture, Ltd.	4,927,900	745,698	0.1%
#*	Geo Energy Resources, Ltd.	432,000	42,468	0.0%
	GK Goh Holdings, Ltd.	1,484,065	862,293	0.1%
#	GL, Ltd.	3,267,800	2,012,918	0.2%
	Global Premium Hotels, Ltd.	559,480	127,933	0.0%
*	Global Yellow Pages, Ltd.	19,750	2,337	0.0%
#*	GMG Global, Ltd.	1,788,330	397,068	0.0%
#	Golden Agri-Resources, Ltd.	5,950,700	1,421,399	0.1%
	GP Batteries International, Ltd.	235,000	153,971	0.0%
	GP Industries, Ltd.	2,567,609	1,172,964	0.1%
	GSH Corp., Ltd.	60,860	10,752	0.0%
#	GuocoLand, Ltd.	403,714	513,566	0.0%
*	Hanwell Holdings, Ltd.	1,771,219	329,990	0.0%
*	HG Metal Manufacturing, Ltd.	1,065,800	29,256	0.0%
	Hi-P International, Ltd.	1,271,600	441,660	0.0%
	Hiap Hoe, Ltd.	353,000	171,179	0.0%
*	HLH Group, Ltd.	4,702,000	29,806	0.0%
	Ho Bee Land, Ltd.	1,604,700	2,283,011	0.2%
#	Hong Fok Corp., Ltd.	3,228,540	1,632,941	0.1%
	Hong Leong Asia, Ltd.	690,700	378,683	0.0%
	Hotel Grand Central, Ltd.	1,461,261	1,213,136	0.1%
	Hour Glass, Ltd. (The)	1,814,832	1,004,304	0.1%
*	HTL International Holdings, Ltd.	1,135,343	548,494	0.1%
	HupSteel, Ltd.	600,075	52,408	0.0%
	Hwa Hong Corp., Ltd.	2,123,500	448,905	0.0%
#	Hyflux, Ltd.	3,165,300	1,256,425	0.1%
#	Indofood Agri Resources, Ltd.	3,368,800	1,160,916	0.1%
*	InnoTek, Ltd.	512,500	63,615	0.0%
	Innovalues, Ltd.	1,192,800	665,533	0.1%
	Interplex Holdings, Ltd.	1,314,300	725,612	0.1%
	IPC Corp., Ltd.	414,300	573,248	0.1%
	Isetan Singapore, Ltd.	119,000	334,449	0.0%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	k1 Ventures, Ltd.	990,520	654,368	0.1%
#	Keppel Infrastructure Trust	4,762,332	1,709,076	0.1%
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,397,892	0.1%
	Koh Brothers Group, Ltd.	1,432,000	308,539	0.0%
	KSH Holdings, Ltd.	57,200	21,344	0.0%
*	Li Heng Chemical Fibre Technologies, Ltd.	410,600	285,244	0.0%
	Lian Beng Group, Ltd.	2,238,100	794,425	0.1%
#*	Linc Energy, Ltd.	1,505,496	100,866	0.0%
	Low Keng Huat Singapore, Ltd.	889,800	381,461	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	281,197	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	M1, Ltd.	712,100	$1,363,126	0.1%
	Mandarin Oriental International, Ltd.	24,900	38,558	0.0%
*	Marco Polo Marine, Ltd.	884,000	123,310	0.0%
*	mDR, Ltd.	3,997,000	9,897	0.0%
	Mermaid Maritime PCL	1,741,200	183,660	0.0%
	Metro Holdings, Ltd.	2,026,092	1,239,423	0.1%
	Mewah International, Inc.	1,183,000	291,045	0.0%
#	Midas Holdings, Ltd.	7,943,100	1,618,361	0.1%
#	Nam Cheong, Ltd.	6,922,840	654,923	0.1%
#*	Neptune Orient Lines, Ltd.	3,386,600	2,924,473	0.2%
	New Toyo International Holdings, Ltd.	1,624,000	238,977	0.0%
#	Noble Group, Ltd.	16,857,700	4,712,000	0.4%
	NSL, Ltd.	409,900	422,754	0.0%
*	OKH Global, Ltd.	1,252,200	578,455	0.1%
	Olam International, Ltd.	247,400	317,028	0.0%
#	OSIM International, Ltd.	1,757,300	1,334,930	0.1%
*	Otto Marine, Ltd.	549,175	109,905	0.0%
	OUE, Ltd.	1,809,700	2,281,281	0.2%
#	Oxley Holdings, Ltd.	1,061,700	328,491	0.0%
#	Pacific Radiance, Ltd.	452,600	98,859	0.0%
	Pan-United Corp., Ltd.	1,948,600	828,723	0.1%
#	Penguin International, Ltd.	1,577,100	163,102	0.0%
#	Petra Foods, Ltd.	788,500	1,166,745	0.1%
#	Q&M Dental Group Singapore, Ltd.	1,525,000	750,832	0.1%
	QAF, Ltd.	1,255,162	933,113	0.1%
#	Raffles Education Corp., Ltd.	4,176,710	751,549	0.1%
#	Raffles Medical Group, Ltd.	646,391	1,895,016	0.2%
	Religare Health Trust	300,200	211,457	0.0%
*	RH Petrogas, Ltd.	66,800	8,272	0.0%
#	Rickmers Maritime	1,008,350	69,299	0.0%
	Riverstone Holdings, Ltd.	61,300	103,771	0.0%
#	Rotary Engineering, Ltd.	1,443,100	355,933	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	102,391	0.0%
	San Teh, Ltd.	358,087	57,339	0.0%
	SATS, Ltd.	1,377,300	3,725,364	0.3%
	SBS Transit, Ltd.	926,200	1,264,772	0.1%
#	SembCorp Marine, Ltd.	379,900	467,446	0.0%
	Sheng Siong Group, Ltd.	2,001,100	1,183,271	0.1%
#	SHS Holdings, Ltd.	2,304,100	470,744	0.0%
#*	SIIC Environment Holdings, Ltd.	419,220	225,739	0.0%
	Sim Lian Group, Ltd.	2,216,555	1,218,341	0.1%
#	Sinarmas Land, Ltd.	5,780,900	1,888,702	0.2%
	Sing Holdings, Ltd.	1,134,000	263,390	0.0%
	Sing Investments & Finance, Ltd.	297,675	255,610	0.0%
	Singapore Post, Ltd.	1,262,800	1,457,875	0.1%
	Singapore Reinsurance Corp., Ltd.	1,514,530	349,675	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	352,313	0.0%
	Singapura Finance, Ltd.	348,124	231,570	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	2,095,300	535,789	0.1%
#	SMRT Corp., Ltd.	2,824,300	2,990,246	0.2%
	Stamford Land Corp., Ltd.	3,188,100	1,147,718	0.1%
	Straco Corp., Ltd.	130,000	80,299	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Sunningdale Tech, Ltd.	724,360	$476,769	0.0%
#*	SunVic Chemical Holdings, Ltd.	1,979,700	253,833	0.0%
#	Super Group, Ltd.	2,711,700	1,598,824	0.1%
#*	Swiber Holdings, Ltd.	2,895,250	426,067	0.0%
#	Swissco Holdings, Ltd.	768,400	120,369	0.0%
	Tat Hong Holdings, Ltd.	2,013,500	693,789	0.1%
*	Thakral Corp., Ltd.	183,065	33,175	0.0%
	Tiong Woon Corp. Holding, Ltd.	2,090,650	238,451	0.0%
	Tuan Sing Holdings, Ltd.	4,076,571	932,359	0.1%
	UMS Holdings, Ltd.	1,888,400	684,621	0.1%
	United Engineers, Ltd.	2,765,928	3,870,844	0.3%
	United Industrial Corp., Ltd.	4,800	9,741	0.0%
	United Overseas Insurance, Ltd.	181,850	599,919	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,887,972	1,875,400	0.2%
#	UOL Group, Ltd.	141,600	620,584	0.1%
#	UPP Holdings, Ltd.	2,972,500	369,377	0.0%
	Valuetronics Holdings, Ltd.	448,400	130,600	0.0%
#*	Vard Holdings, Ltd.	3,937,100	662,296	0.1%
	Venture Corp., Ltd.	1,654,300	9,555,495	0.7%
#	Vibrant Group, Ltd.	1,871,915	466,055	0.0%
	Vicom, Ltd.	116,600	496,804	0.0%
	Wee Hur Holdings, Ltd.	2,670,400	506,852	0.0%
#	Wheelock Properties Singapore, Ltd.	1,195,800	1,230,445	0.1%
	Wing Tai Holdings, Ltd.	2,762,267	3,412,143	0.3%
	Yeo Hiap Seng, Ltd.	223,731	210,471	0.0%
	YHI International, Ltd.	1,149,000	153,496	0.0%
*	Yongnam Holdings, Ltd.	1,984,800	523,127	0.0%
	Zhongmin Baihui Retail Group, Ltd.	26,900	33,778	0.0%
TOTAL SINGAPORE			131,784,449	10.2%
TOTAL COMMON STOCKS			1,286,220,766	99.7%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	Tiger Resources, Ltd. Rights 01/08/2016	2,907,076	—	0.0%
TOTAL AUSTRALIA			—	0.0%

HONG KONG — (0.0%)
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—	0.0%
*	EPI Holdings, Ltd. Rights 01/14/2016	3	—	0.0%
*	GCL New Energy Holdings, Ltd. Rights 01/27/2016	2,404,500	1,551	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (Continued)
* International Standard Resources Holdings, Ltd.	3,315,250	$20,533	0.0%
TOTAL HONG KONG		22,084	0.0%
TOTAL RIGHTS/WARRANTS		22,084	0.0%
TOTAL INVESTMENT SECURITIES		1,286,242,850

		Value†
SECURITIES LENDING COLLATERAL — (18.8%)
§@ DFA Short Term Investment Fund	25,816,672	298,698,899	23.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,775,557,415)^		$1,584,941,749	122.8%

____________________

^ The cost for federal income tax purposes is $1,804,433,551.

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$274,824	$659,396,936	—	$659,671,760
China	—	923,040	—	923,040
Hong Kong	368,597	351,717,871	—	352,086,468
New Zealand	—	141,755,049	—	141,755,049
Singapore	976,519	130,807,930	—	131,784,449
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	22,084	—	22,084
Securities Lending Collateral	—	298,698,899	—	298,698,899
TOTAL	$1,619,940	$1,583,321,809	—	$1,584,941,749

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.3%)
Consumer Discretionary — (26.0%)
	4imprint Group P.L.C.	95,741	$1,790,140	0.1%
	888 Holdings P.L.C.	891,140	2,397,886	0.1%
	B&M European Value Retail SA	191,925	803,948	0.0%
	Barratt Developments P.L.C.	856,552	7,892,881	0.4%
	Bellway P.L.C.	634,613	26,535,335	1.3%
	Berkeley Group Holdings P.L.C.	664,403	36,119,269	1.8%
	Betfair Group P.L.C.	337,205	19,388,302	1.0%
	Bloomsbury Publishing P.L.C.	274,093	608,770	0.0%
	Bovis Homes Group P.L.C.	738,776	11,049,448	0.6%
	Bwin Party Digital Entertainment P.L.C.	2,836,202	5,397,658	0.3%
	Card Factory P.L.C.	37,162	200,324	0.0%
*	Carpetright P.L.C.	82,608	588,470	0.0%
	Centaur Media P.L.C.	537,905	557,346	0.0%
	Cineworld Group P.L.C.	1,171,913	9,716,085	0.5%
	Connect Group P.L.C.	1,236,319	3,060,214	0.2%
	Crest Nicholson Holdings P.L.C.	749,478	6,140,916	0.3%
	Creston P.L.C.	22,394	41,269	0.0%
	Daily Mail & General Trust P.L.C.	1,271,481	13,086,111	0.7%
	Darty P.L.C.	1,332,051	2,013,541	0.1%
	Debenhams P.L.C.	6,544,475	7,056,024	0.4%
	Dignity P.L.C.	249,726	9,370,915	0.5%
	Domino's Pizza Group P.L.C.	845,611	13,106,124	0.7%
	Dunelm Group P.L.C.	358,865	4,963,687	0.2%
*	Enterprise Inns P.L.C.	2,861,188	4,674,769	0.2%
	Entertainment One, Ltd.	525,999	1,295,513	0.1%
	Euromoney Institutional Investor P.L.C.	282,895	4,149,993	0.2%
*	Findel P.L.C.	303,005	891,582	0.0%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner P.L.C. Class A	134,418	2,378,174	0.1%
*	Future P.L.C.	1,301,863	203,514	0.0%
	Games Workshop Group P.L.C.	98,402	845,748	0.0%
	Greene King P.L.C.	1,786,209	24,453,251	1.2%
	Halfords Group P.L.C.	1,080,557	5,324,340	0.3%
	Headlam Group P.L.C.	375,573	2,781,435	0.1%
	Henry Boot P.L.C.	417,992	1,380,455	0.1%
#	Home Retail Group P.L.C.	3,986,671	5,840,271	0.3%
*	Hornby P.L.C.	50,534	68,659	0.0%
	Howden Joinery Group P.L.C.	3,165,528	24,526,638	1.2%
	Huntsworth P.L.C.	938,084	549,787	0.0%
	Inchcape P.L.C.	2,190,976	25,278,762	1.3%
	Informa P.L.C.	3,309,192	29,906,630	1.5%
	ITE Group P.L.C.	1,304,330	3,008,600	0.1%
	J D Wetherspoon P.L.C.	459,179	5,062,806	0.3%
	JD Sports Fashion P.L.C.	465,078	7,136,020	0.4%
	John Menzies P.L.C.	283,192	1,731,660	0.1%
*	Johnston Press P.L.C.	20,800	15,374	0.0%
	Ladbrokes P.L.C.	5,357,119	9,449,451	0.5%
	Laura Ashley Holdings P.L.C.	1,465,488	582,541	0.0%
	Lookers P.L.C.	1,889,052	5,147,012	0.3%
	Marston's P.L.C.	3,319,120	8,124,762	0.4%
	Millennium & Copthorne Hotels P.L.C.	1,000,376	6,835,870	0.3%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Mitchells & Butlers P.L.C.	1,003,645	$5,073,293	0.3%
	MJ Gleeson P.L.C.	189,171	1,486,266	0.1%
*	Mothercare P.L.C.	596,178	1,936,079	0.1%
	N Brown Group P.L.C.	869,150	3,932,967	0.2%
#*	Ocado Group P.L.C.	2,072,450	9,259,140	0.5%
	Pendragon P.L.C.	5,409,636	3,722,023	0.2%
	Pets at Home Group P.L.C.	617,919	2,511,832	0.1%
	Photo-Me International P.L.C.	636,891	1,410,505	0.1%
	Poundland Group P.L.C.	548,303	1,674,414	0.1%
*	Punch Taverns P.L.C.	133,442	250,971	0.0%
	Rank Group P.L.C.	246,157	1,035,004	0.1%
	Redrow P.L.C.	1,390,578	9,634,421	0.5%
	Restaurant Group P.L.C. (The)	977,184	9,887,177	0.5%
*	Sportech P.L.C.	371,065	324,137	0.0%
	SSP Group P.L.C.	70,132	335,328	0.0%
	STV Group P.L.C.	4,868	37,000	0.0%
*	SuperGroup P.L.C.	239,090	5,794,746	0.3%
	Taylor Wimpey P.L.C.	5,844,186	17,470,371	0.9%
	Ted Baker P.L.C.	149,410	6,572,313	0.3%
*	Thomas Cook Group P.L.C.	6,943,222	12,388,736	0.6%
	Topps Tiles P.L.C.	894,537	2,071,717	0.1%
	Tribal Group P.L.C.	151,222	53,579	0.0%
	Trinity Mirror P.L.C.	1,631,721	4,021,037	0.2%
	UBM P.L.C.	2,115,221	16,393,794	0.8%
	UTV Media P.L.C.	451,514	1,156,576	0.1%
	Vitec Group P.L.C. (The)	159,205	1,411,693	0.1%
	WH Smith P.L.C.	680,498	17,681,996	0.9%
	William Hill P.L.C.	4,105,574	23,960,504	1.2%
	Wilmington P.L.C.	334,384	1,297,826	0.1%
Total Consumer Discretionary			526,313,725	26.6%

Consumer Staples — (5.3%)
	A.G.BARR P.L.C.	417,894	3,280,989	0.2%
	Anglo-Eastern Plantations P.L.C.	104,452	815,893	0.1%
	Booker Group P.L.C.	7,505,064	20,030,048	1.0%
	Britvic P.L.C.	1,120,971	12,010,317	0.6%
	Cranswick P.L.C.	262,070	7,405,127	0.4%
	Dairy Crest Group P.L.C.	743,682	7,442,873	0.4%
	Devro P.L.C.	930,843	3,979,589	0.2%
	Greencore Group P.L.C.	2,050,312	10,697,377	0.5%
	Greggs P.L.C.	539,599	10,461,105	0.5%
	Hilton Food Group P.L.C.	24,794	195,581	0.0%
	McBride P.L.C.	860,692	2,100,563	0.1%
	McColl's Retail Group P.L.C.	6,083	12,075	0.0%
*	Premier Foods P.L.C.	3,865,590	2,232,447	0.1%
	PZ Cussons P.L.C.	1,331,771	5,580,296	0.3%
#	REA Holdings P.L.C.	50,639	196,065	0.0%
	Stock Spirits Group P.L.C.	317,515	651,015	0.0%
	Tate & Lyle P.L.C.	2,291,490	20,184,218	1.0%
Total Consumer Staples			107,275,578	5.4%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (3.3%)
#	Afren P.L.C.	5,446,344	$546	0.0%
	Amec Foster Wheeler P.L.C.	1,933,881	12,207,928	0.6%
	Anglo Pacific Group P.L.C.	578,701	491,879	0.0%
*	Cairn Energy P.L.C.	2,512,540	5,814,918	0.3%
*	EnQuest P.L.C.	3,485,836	979,135	0.0%
	Fortune Oil CVR	6,238,485	8,277	0.0%
	Gulf Marine Services P.L.C.	31,549	47,556	0.0%
*	Hardy Oil & Gas P.L.C.	2,590	655	0.0%
	Hunting P.L.C.	662,594	2,984,428	0.2%
	James Fisher & Sons P.L.C.	238,889	4,101,670	0.2%
	John Wood Group P.L.C.	1,820,460	16,395,454	0.8%
*	Lamprell P.L.C.	1,281,770	1,858,874	0.1%
*	Ophir Energy P.L.C.	828,760	1,195,583	0.1%
	Petrofac, Ltd.	1,141,776	13,392,679	0.7%
*	Premier Oil P.L.C.	2,461,246	1,760,960	0.1%
#	Soco International P.L.C.	966,138	2,086,783	0.1%
	Stobart Group, Ltd.	750,349	1,182,235	0.1%
*	Tullow Oil P.L.C.	959,697	2,350,731	0.1%
Total Energy			66,860,291	3.4%

Financials — (15.4%)
	Amlin P.L.C.	2,732,771	26,720,689	1.4%
	Arrow Global Group P.L.C.	253,825	985,553	0.1%
#	Ashmore Group P.L.C.	1,715,308	6,462,733	0.3%
	Beazley P.L.C.	2,659,490	15,270,145	0.8%
	BGEO Group P.L.C.	150,526	4,219,921	0.2%
	Brewin Dolphin Holdings P.L.C.	1,422,796	6,469,693	0.3%
	Capital & Counties Properties P.L.C.	459,047	2,976,370	0.2%
	Charles Stanley Group P.L.C.	122,025	599,962	0.0%
	Charles Taylor P.L.C.	192,071	739,572	0.0%
	Chesnara P.L.C.	585,048	2,881,967	0.2%
	Close Brothers Group P.L.C.	722,784	14,252,921	0.7%
	Countrywide P.L.C.	497,762	2,929,443	0.2%
	Daejan Holdings P.L.C.	31,527	2,946,200	0.2%
	esure Group P.L.C.	656,830	2,454,473	0.1%
	Foxtons Group P.L.C.	600,179	1,660,331	0.1%
	Grainger P.L.C.	91,673	313,530	0.0%
	Hansard Global P.L.C.	16,468	27,425	0.0%
*	Harworth Group P.L.C.	306,801	55,912	0.0%
	Helical Bar P.L.C.	630,825	4,433,384	0.2%
	Henderson Group P.L.C.	5,474,341	24,880,976	1.3%
	Hiscox, Ltd.	1,480,745	22,956,441	1.2%
	ICAP P.L.C.	2,606,844	19,567,171	1.0%
	IG Group Holdings P.L.C.	1,792,534	21,192,263	1.1%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	590,883	5,447,081	0.3%
	International Personal Finance P.L.C.	724,581	3,076,517	0.2%
#*	IP Group P.L.C.	1,394,633	4,218,417	0.2%
	Jardine Lloyd Thompson Group P.L.C.	619,442	8,382,452	0.4%
	Jupiter Fund Management P.L.C.	1,855,025	12,328,166	0.6%
	Just Retirement Group P.L.C.	140,032	343,085	0.0%
	Lancashire Holdings, Ltd.	1,084,204	9,999,712	0.5%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	LSL Property Services P.L.C.	326,133	$1,365,560	0.1%
	Man Group P.L.C.	7,936,721	20,417,271	1.0%
	Novae Group P.L.C.	310,612	4,105,728	0.2%
	OneSavings Bank P.L.C.	21,664	113,442	0.0%
	Paragon Group of Cos. P.L.C. (The)	138,055	717,704	0.0%
	Partnership Assurance Group P.L.C.	11,106	22,491	0.0%
	Phoenix Group Holdings	1,072,614	14,452,160	0.7%
	Rathbone Brothers P.L.C.	162,697	5,272,618	0.3%
*	Raven Russia, Ltd.	1,086,511	651,509	0.0%
	S&U P.L.C.	20,417	736,439	0.0%
	Saga P.L.C.	92,524	273,125	0.0%
	Savills P.L.C.	653,726	8,546,474	0.4%
	ST Modwen Properties P.L.C.	1,015,579	6,214,029	0.3%
	Tullett Prebon P.L.C.	1,209,924	6,618,259	0.3%
	U & I Group P.L.C.	610,192	2,020,260	0.1%
	UNITE Group P.L.C. (The)	1,189,599	11,492,145	0.6%
*	Waterloo Investment Holdings, Ltd.	5,979	617	0.0%
Total Financials			311,812,336	15.8%

Health Care — (3.2%)
#*	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	189,562	0.0%
#*	BTG P.L.C.	1,335,534	13,532,841	0.7%
	Cambian Group P.L.C.	63,163	130,118	0.0%
*	Circassia Pharmaceuticals P.L.C.	101,508	476,026	0.0%
	Consort Medical P.L.C.	237,594	4,047,150	0.2%
	Dechra Pharmaceuticals P.L.C.	428,975	6,897,761	0.4%
	Genus P.L.C.	291,166	6,675,264	0.3%
	Indivior P.L.C.	1,474,900	4,075,799	0.2%
*	Oxford Biomedica P.L.C.	855,258	81,877	0.0%
*	Skyepharma P.L.C.	322,164	1,876,394	0.1%
	Spire Healthcare Group P.L.C.	30,852	142,440	0.0%
	STERIS P.L.C.	129,455	9,753,105	0.5%
	UDG Healthcare P.L.C.	1,186,662	10,462,143	0.5%
*	Vectura Group P.L.C.	1,990,316	5,146,304	0.3%
Total Health Care			63,486,784	3.2%

Industrials — (23.5%)
	AA P.L.C.	31,050	143,437	0.0%
	Aggreko P.L.C.	55,900	752,510	0.0%
	Air Partner P.L.C.	40,969	253,581	0.0%
	Alumasc Group P.L.C. (The)	120,110	314,439	0.0%
	Avon Rubber P.L.C.	101,804	1,488,886	0.1%
*	Balfour Beatty P.L.C.	3,549,781	14,138,682	0.7%
	BBA Aviation P.L.C.	5,623,297	15,693,153	0.8%
	Berendsen P.L.C.	823,219	13,050,462	0.7%
	Bodycote P.L.C.	1,121,708	9,363,980	0.5%
	Braemar Shipping Services P.L.C.	84,411	559,132	0.0%
#	Brammer P.L.C.	618,328	1,661,871	0.1%
	Cape P.L.C.	655,560	2,267,191	0.1%
#	Carillion P.L.C.	2,298,690	10,266,438	0.5%
	Carr's Group P.L.C.	343,111	779,634	0.0%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Castings P.L.C.	157,187	$1,102,698	0.1%
	Chemring Group P.L.C.	1,134,757	3,184,297	0.2%
	Clarkson P.L.C.	66,097	2,180,879	0.1%
	Cobham P.L.C.	5,276,532	22,034,154	1.1%
	Communisis P.L.C.	1,025,909	620,732	0.0%
	Costain Group P.L.C.	408,045	2,259,248	0.1%
	DCC P.L.C.	329,396	27,518,379	1.4%
	De La Rue P.L.C.	512,292	3,340,359	0.2%
#	Dialight P.L.C.	103,553	694,342	0.0%
	Diploma P.L.C.	579,262	6,470,873	0.3%
	Fenner P.L.C.	1,016,768	2,143,119	0.1%
*	Firstgroup P.L.C.	5,943,374	9,392,058	0.5%
*	Flybe Group P.L.C.	274,129	370,201	0.0%
	G4S P.L.C.	170,523	566,441	0.0%
	Galliford Try P.L.C.	390,438	8,773,007	0.5%
	Go-Ahead Group P.L.C.	220,066	8,621,156	0.4%
	Goodwin P.L.C.	383	10,356	0.0%
	Grafton Group P.L.C.	951,619	10,391,347	0.5%
	Harvey Nash Group P.L.C.	46,693	59,702	0.0%
	Hays P.L.C.	6,566,676	14,102,941	0.7%
	Hogg Robinson Group P.L.C.	134,014	139,837	0.0%
	HomeServe P.L.C.	1,369,369	8,389,944	0.4%
	IMI P.L.C.	888,298	11,271,855	0.6%
	Interserve P.L.C.	758,481	5,786,939	0.3%
	Keller Group P.L.C.	371,761	4,552,973	0.2%
	Kier Group P.L.C.	430,156	8,812,919	0.5%
	Lavendon Group P.L.C.	812,054	1,759,858	0.1%
	Management Consulting Group P.L.C.	1,467,589	320,290	0.0%
	Mears Group P.L.C.	544,440	3,738,201	0.2%
	Meggitt P.L.C.	976,736	5,392,811	0.3%
	Melrose Industries P.L.C.	5,163,700	22,118,392	1.1%
	Michael Page International P.L.C.	1,368,971	9,780,395	0.5%
	Mitie Group P.L.C.	1,849,555	8,473,926	0.4%
	Morgan Advanced Materials P.L.C.	1,484,937	5,416,966	0.3%
	Morgan Sindall Group P.L.C.	191,927	2,088,073	0.1%
	National Express Group P.L.C.	2,195,042	10,734,263	0.6%
	Norcros P.L.C.	27,976	82,213	0.0%
	Northgate P.L.C.	696,607	4,034,539	0.2%
	PayPoint P.L.C.	246,900	3,335,940	0.2%
	Polypipe Group P.L.C.	49,329	254,632	0.0%
	QinetiQ Group P.L.C.	3,243,810	12,928,878	0.7%
	Regus P.L.C.	3,349,423	16,457,626	0.8%
*	Renold P.L.C.	193,435	161,956	0.0%
	Rentokil Initial P.L.C.	8,861,710	20,791,694	1.1%
	Ricardo P.L.C.	271,798	3,612,359	0.2%
	Robert Walters P.L.C.	381,498	2,014,143	0.1%
	Rotork P.L.C.	3,621,656	9,746,443	0.5%
	RPS Group P.L.C.	1,222,251	4,258,964	0.2%
	Senior P.L.C.	2,105,362	7,134,858	0.4%
*	Serco Group P.L.C.	312,555	434,936	0.0%
	Severfield P.L.C.	1,262,597	1,203,688	0.1%
	Shanks Group P.L.C.	2,388,845	3,400,611	0.2%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	SIG P.L.C.	3,113,733	$6,579,893	0.3%
	Speedy Hire P.L.C.	2,785,594	1,700,141	0.1%
	Spirax-Sarco Engineering P.L.C.	355,118	17,174,478	0.9%
	St Ives P.L.C.	654,912	2,154,128	0.1%
	Stagecoach Group P.L.C.	2,052,864	8,969,594	0.5%
	Sthree P.L.C.	407,731	1,960,234	0.1%
	T Clarke P.L.C.	147,457	179,005	0.0%
#	Tarsus Group P.L.C.	207,820	674,855	0.0%
	Trifast P.L.C.	447,201	824,571	0.0%
	Tyman P.L.C.	65,211	292,037	0.0%
#	UK Mail Group P.L.C.	189,686	693,122	0.0%
	Ultra Electronics Holdings P.L.C.	365,324	10,638,648	0.5%
	Vesuvius P.L.C.	1,374,189	6,766,560	0.4%
*	Volex P.L.C.	307,047	240,029	0.0%
	Vp P.L.C.	160,962	1,777,895	0.1%
	Weir Group P.L.C. (The)	460,518	6,764,455	0.3%
*	Wincanton P.L.C.	612,048	1,762,086	0.1%
	WS Atkins P.L.C.	502,623	12,010,145	0.6%
	XP Power, Ltd.	74,988	1,611,470	0.1%
Total Industrials			475,974,153	24.1%

Information Technology — (10.0%)
	Acal P.L.C.	202,289	831,745	0.0%
	Aveva Group P.L.C.	322,264	7,659,724	0.4%
	Computacenter P.L.C.	389,033	4,858,034	0.2%
	E2V Technologies P.L.C.	798,868	2,651,704	0.1%
	Electrocomponents P.L.C.	2,369,706	8,298,271	0.4%
	Fidessa Group P.L.C.	164,663	4,884,436	0.3%
	Halma P.L.C.	1,951,180	24,845,710	1.3%
#*	Imagination Technologies Group P.L.C.	1,293,437	2,544,276	0.1%
	Laird P.L.C.	1,454,587	7,602,260	0.4%
	Micro Focus International P.L.C.	637,349	14,967,565	0.8%
	Moneysupermarket.com Group P.L.C.	2,068,485	11,189,653	0.6%
#	NCC Group P.L.C.	745,824	3,269,062	0.2%
	Oxford Instruments P.L.C.	210,872	2,377,010	0.1%
	Pace P.L.C.	1,453,325	8,899,911	0.5%
	Playtech P.L.C.	960,141	11,754,914	0.6%
	Premier Farnell P.L.C.	1,770,342	2,560,183	0.1%
	Renishaw P.L.C.	171,571	4,723,243	0.2%
	Rightmove P.L.C.	477,301	29,005,585	1.5%
	RM P.L.C.	318,504	771,109	0.0%
	SDL P.L.C.	388,032	2,386,574	0.1%
	Sepura P.L.C.	322,176	868,994	0.0%
	Spectris P.L.C.	573,376	15,216,733	0.8%
	Spirent Communications P.L.C.	2,870,632	3,015,625	0.2%
	Telecity Group P.L.C.	1,011,062	18,684,658	0.9%
	TT electronics P.L.C.	828,017	1,912,040	0.1%
	Xaar P.L.C.	369,039	2,286,305	0.1%
	Xchanging P.L.C.	1,317,646	3,740,123	0.2%
	Zoopla Property Group P.L.C.	20,728	72,974	0.0%
Total Information Technology			201,878,421	10.2%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (7.0%)
	Acacia Mining P.L.C.	711,371	$1,875,507	0.1%
	British Polythene Industries P.L.C.	135,206	1,380,329	0.1%
	Carclo P.L.C.	213,640	400,788	0.0%
	Centamin P.L.C.	5,778,809	5,472,700	0.3%
	Croda International P.L.C.	447,752	20,061,480	1.0%
	DS Smith P.L.C.	4,938,233	28,886,490	1.4%
	Elementis P.L.C.	2,231,940	7,516,562	0.4%
	Essentra P.L.C.	1,251,793	15,259,487	0.8%
*	Evraz P.L.C.	1,320,704	1,424,724	0.1%
	Ferrexpo P.L.C.	945,143	300,297	0.0%
	Gem Diamonds, Ltd.	546,319	1,060,001	0.1%
	Hill & Smith Holdings P.L.C.	414,294	4,624,254	0.2%
#*	Hochschild Mining P.L.C.	1,097,123	779,250	0.0%
#*	KAZ Minerals P.L.C.	1,271,344	1,904,763	0.1%
	Low & Bonar P.L.C.	1,119,286	1,094,662	0.1%
	Marshalls P.L.C.	987,153	4,715,054	0.2%
	Petra Diamonds, Ltd.	1,551,908	1,990,511	0.1%
#*	Petropavlovsk P.L.C.	14,546,334	1,391,643	0.1%
	Randgold Resources, Ltd.	7,863	484,413	0.0%
	Rexam P.L.C.	861,780	7,686,644	0.4%
	RPC Group P.L.C.	1,255,666	15,394,304	0.8%
	Synthomer P.L.C.	1,277,033	5,964,961	0.3%
#	Vedanta Resources P.L.C.	424,917	1,711,651	0.1%
	Victrex P.L.C.	371,614	9,851,694	0.5%
	Zotefoams P.L.C.	93,537	459,130	0.0%
Total Materials			141,691,299	7.2%

Telecommunication Services — (1.9%)
	Cable & Wireless Communications P.L.C.	17,713,479	19,378,849	1.0%
	Inmarsat P.L.C.	324,304	5,436,774	0.3%
	KCOM Group P.L.C.	3,019,429	5,130,658	0.2%
#	TalkTalk Telecom Group P.L.C.	2,586,447	8,301,415	0.4%
Total Telecommunication Services			38,247,696	1.9%

Utilities — (1.7%)
	Dee Valley Group P.L.C.	12,109	260,621	0.0%
#	Drax Group P.L.C.	2,006,082	7,222,663	0.3%
	Pennon Group P.L.C.	1,817,348	23,055,675	1.2%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
# Telecom Plus P.L.C.	251,786	$3,980,223	0.2%
Total Utilities		34,519,182	1.7%
TOTAL COMMON STOCKS		1,968,059,465	99.5%
TOTAL INVESTMENT SECURITIES		1,968,059,465

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
§@ DFA Short Term Investment Fund	4,696,286	54,336,033	2.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,551,080,040)^		$2,022,395,498	102.2%
____________________

^	The cost for federal income tax purposes is $1,565,842,317.

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$526,313,725	—	$526,313,725
Consumer Staples	—	107,275,578	—	107,275,578
Energy	—	66,860,291	—	66,860,291
Financials	—	311,812,336	—	311,812,336
Health Care	$9,753,105	53,733,679	—	63,486,784
Industrials	—	475,974,153	—	475,974,153
Information Technology	—	201,878,421	—	201,878,421
Materials	—	141,691,299	—	141,691,299
Telecommunication Services	—	38,247,696	—	38,247,696
Utilities	—	34,519,182	—	34,519,182
Securities Lending Collateral	—	54,336,033	—	54,336,033
TOTAL	$9,753,105	$2,012,642,393	—	$2,022,395,498

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (91.5%)
AUSTRIA — (2.7%)
#	Agrana Beteiligungs AG	16,785	$1,640,749	0.0%
#	AMAG Austria Metall AG	3,703	128,936	0.0%
	Andritz AG	126,787	6,170,501	0.2%
	Atrium European Real Estate, Ltd.	663,195	2,566,838	0.1%
	Austria Technologie & Systemtechnik AG	154,803	2,443,290	0.1%
	BUWOG AG	258,961	5,617,475	0.1%
	CA Immobilien Anlagen AG	254,126	4,647,732	0.1%
#*	Conwert Immobilien Invest SE	338,470	5,163,419	0.1%
	DO & CO AG	29,001	3,145,704	0.1%
	EVN AG	199,009	2,268,273	0.1%
*	FACC AG	13,267	103,526	0.0%
	Flughafen Wien AG	18,253	1,731,594	0.0%
*	IMMOFINANZ AG	1,373,917	3,120,617	0.1%
	Josef Manner & Co. AG	870	44,910	0.0%
#	Kapsch TrafficCom AG	30,685	1,242,384	0.0%
#	Lenzing AG	51,632	3,892,858	0.1%
	Mayr Melnhof Karton AG	49,254	6,109,259	0.1%
#	Oberbank AG	41,134	2,361,300	0.1%
	Oesterreichische Post AG	194,685	7,107,225	0.2%
	Palfinger AG	76,783	2,193,301	0.1%
	POLYTEC Holding AG	92,160	767,048	0.0%
	Porr Ag	47,954	1,447,912	0.0%
*	Raiffeisen Bank International AG	461,304	6,760,514	0.2%
	RHI AG	137,992	2,698,697	0.1%
	Rosenbauer International AG	18,560	1,340,426	0.0%
	S IMMO AG	308,031	2,746,423	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	52,123	2,858,972	0.1%
	Semperit AG Holding	69,369	2,345,897	0.1%
	Strabag SE	99,312	2,539,791	0.1%
	Telekom Austria AG	217,587	1,191,378	0.0%
	UBM Development AG	314	12,444	0.0%
	UNIQA Insurance Group AG	565,456	4,607,839	0.1%
#	Verbund AG	218,297	2,810,753	0.1%
	Vienna Insurance Group AG Wiener Versicherung Gruppe	50,216	1,373,542	0.0%
	Voestalpine AG	23,261	711,511	0.0%
	Wienerberger AG	552,075	10,231,234	0.3%
	Wolford AG	11,252	304,778	0.0%
	Zumtobel Group AG	166,510	4,194,684	0.1%
TOTAL AUSTRIA			110,643,734	2.9%

BELGIUM — (4.0%)
#*	Ablynx NV	303,349	5,234,227	0.1%
	Ackermans & van Haaren NV	134,383	19,742,116	0.5%
*	AGFA-Gevaert NV	965,465	5,493,893	0.2%
	Atenor Group	6,678	340,628	0.0%
	Banque Nationale de Belgique	986	3,529,378	0.1%
	Barco NV	65,535	4,384,173	0.1%
#	Bekaert SA	183,930	5,667,503	0.2%
*	BHF Kleinwort Benson Group	329,899	2,049,121	0.1%
	bpost SA	270,472	6,636,674	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
*	Celyad SA	2,435	$127,988	0.0%
	Cie d'Entreprises CFE	49,147	5,823,239	0.2%
#	Cie Immobiliere de Belgique SA	14,576	669,705	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	338,753	0.0%
	D'ieteren SA	131,557	4,913,133	0.1%
*	Dalenys	18,045	133,204	0.0%
	Deceuninck NV	358,205	947,708	0.0%
	Econocom Group SA	343,333	3,180,859	0.1%
	Elia System Operator SA	169,789	7,894,164	0.2%
	Euronav NV	679,242	9,351,017	0.3%
#	EVS Broadcast Equipment SA	74,156	2,334,263	0.1%
#	Exmar NV	174,456	1,885,418	0.1%
	Fagron	127,980	978,618	0.0%
#*	Galapagos NV	148,075	9,143,638	0.2%
	Gimv NV	19,035	958,873	0.0%
	Ion Beam Applications	115,719	4,256,447	0.1%
	Jensen-Group NV	13,482	360,587	0.0%
	Kinepolis Group NV	94,699	4,258,092	0.1%
#	Lotus Bakeries	1,454	2,762,326	0.1%
#*	MDxHealth	180,487	806,847	0.0%
	Melexis NV	113,838	6,201,030	0.2%
*	Mobistar SA	167,280	4,056,307	0.1%
#*	Nyrstar NV	2,609,398	4,513,766	0.1%
	Ontex Group NV	90,064	3,202,238	0.1%
	Picanol	28,800	1,450,113	0.0%
	RealDolmen	8,137	158,164	0.0%
	RealDolmen NV	120	2	0.0%
	Recticel SA	199,901	1,217,288	0.0%
	Resilux	5,006	779,960	0.0%
*	Roularta Media Group NV	10,263	273,710	0.0%
	Sioen Industries NV	50,430	1,001,980	0.0%
	Sipef SA	25,871	1,484,802	0.0%
	TER Beke SA	2,260	245,028	0.0%
*	Tessenderlo Chemie NV	190,301	5,683,868	0.2%
#*	ThromboGenics NV	159,152	621,479	0.0%
	Umicore SA	434,045	18,202,176	0.5%
	Van de Velde NV	36,017	2,456,766	0.1%
#*	Viohalco SA	583,796	1,021,336	0.0%
TOTAL BELGIUM			166,772,605	4.4%

DENMARK — (4.8%)
	ALK-Abello A.S.	30,494	3,880,342	0.1%
	Alm Brand A.S.	468,716	3,294,867	0.1%
#	Ambu A.S. Class B	124,859	3,802,858	0.1%
	Arkil Holding A.S. Class B	504	76,999	0.0%
#*	Bang & Olufsen A.S.	167,328	2,006,785	0.1%
	BankNordik P/F	1,753	32,529	0.0%
*	Bavarian Nordic A.S.	143,640	7,421,254	0.2%
	Brodrene Hartmann A.S.	13,519	531,910	0.0%
#*	D/S Norden A.S.	132,398	2,347,534	0.1%
	DFDS A.S.	156,210	6,063,449	0.2%
	Djurslands Bank A.S.	8,970	342,283	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	FE Bording A.S.	156	$19,457	0.0%
#	FLSmidth & Co. A.S.	260,041	9,035,122	0.2%
	Fluegger A.S. Class B	4,198	211,375	0.0%
*	Genmab A.S.	217,338	28,898,133	0.8%
	GN Store Nord A.S.	826,732	15,003,902	0.4%
*	GPV Industri A.S. Series B	2,200	—	0.0%
	Gronlandsbanken A.S.	1,125	102,294	0.0%
*	H Lundbeck A.S.	248,731	8,492,988	0.2%
*	H+H International A.S. Class B	40,093	503,764	0.0%
	Harboes Bryggeri A.S. Class B	16,516	270,974	0.0%
	IC Group A.S.	38,440	1,409,003	0.0%
#*	Jeudan A.S.	5,775	653,165	0.0%
*	Jyske Bank A.S.	271,315	12,272,047	0.3%
	Lan & Spar Bank	4,981	299,882	0.0%
	Matas A.S.	63,065	1,221,373	0.0%
	NKT Holding A.S.	121,196	6,256,182	0.2%
#	Nordjyske Bank A.S.	34,591	575,487	0.0%
*	Parken Sport & Entertainment A.S.	33,556	268,556	0.0%
	PER Aarsleff A.S. Class B	10,732	3,289,485	0.1%
	Ringkjoebing Landbobank A.S.	23,199	5,070,435	0.1%
	Roblon A.S. Class B	2,700	89,129	0.0%
#	Rockwool International A.S. Class B	30,771	4,325,203	0.1%
	Royal Unibrew A.S.	227,860	9,260,591	0.3%
	RTX A.S.	29,629	341,541	0.0%
*	Santa Fe Group A.S.	127,806	1,214,054	0.0%
	Schouw & Co.	71,589	4,017,987	0.1%
	SimCorp A.S.	209,269	11,799,711	0.3%
	Solar A.S. Class B	26,813	1,696,725	0.1%
	Spar Nord Bank A.S.	351,498	3,105,731	0.1%
	Sydbank A.S.	351,217	11,277,555	0.3%
	TDC A.S.	502,153	2,500,239	0.1%
	Tivoli A.S.	937	519,986	0.0%
*	TK Development A.S.	608,784	703,864	0.0%
*	Topdanmark A.S.	491,266	13,957,980	0.4%
#	United International Enterprises	10,218	1,569,404	0.0%
#*	Vestjysk Bank A.S.	53,413	60,337	0.0%
*	William Demant Holding A.S.	73,082	6,961,388	0.2%
#*	Zealand Pharma A.S.	62,015	1,355,344	0.0%
TOTAL DENMARK			198,411,203	5.2%

FINLAND — (6.3%)
	Ahlstrom Oyj	46,794	367,600	0.0%
	Aktia Bank Oyj	58,113	650,561	0.0%
	Alandsbanken Abp Class B	21,354	361,230	0.0%
	Alma Media Oyj	42,130	137,161	0.0%
	Amer Sports Oyj	641,324	18,723,988	0.5%
	Apetit Oyj	18,766	258,900	0.0%
#	Aspo Oyj	92,762	756,080	0.0%
	Atria Oyj	40,671	399,679	0.0%
#	BasWare Oyj	43,305	1,742,650	0.1%
#*	Biotie Therapies Oyj	1,742,936	300,919	0.0%
#	Cargotec Oyj Class B	235,592	8,788,749	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Caverion Corp.	522,975	$5,119,512	0.1%
	Citycon Oyj	2,156,160	5,600,193	0.2%
	Comptel Oyj	326,527	649,861	0.0%
	Cramo Oyj	181,445	3,745,304	0.1%
#	Digia Oyj	48,912	372,649	0.0%
	Elisa Oyj	734,075	27,619,458	0.7%
	F-Secure Oyj	524,454	1,465,588	0.0%
*	Finnair Oyj	450,180	2,651,091	0.1%
	Fiskars Oyj Abp	190,312	3,884,285	0.1%
*	GeoSentric Oyj	244,900	—	0.0%
	Glaston Oyj Abp	46,084	25,080	0.0%
	HKScan Oyj Class A	172,657	712,654	0.0%
	Huhtamaki Oyj	467,536	16,965,682	0.5%
	Ilkka-Yhtyma Oyj	61,503	135,890	0.0%
	Kemira Oyj	637,200	7,502,264	0.2%
#	Kesko Oyj Class A	2,223	74,976	0.0%
#	Kesko Oyj Class B	345,206	12,100,141	0.3%
#	Konecranes Oyj	262,339	6,493,078	0.2%
	Lassila & Tikanoja Oyj	171,857	3,387,762	0.1%
*	Lemminkainen Oyj	30,098	450,835	0.0%
	Metsa Board Oyj	1,498,878	11,119,144	0.3%
	Metso Oyj	435,774	9,761,417	0.3%
#	Munksjo Oyj	24,345	227,730	0.0%
	Neste Oyj	395,051	11,790,651	0.3%
#	Nokian Renkaat Oyj	623,433	22,257,352	0.6%
	Okmetic Oyj	66,625	523,904	0.0%
#	Olvi Oyj Class A	68,749	1,659,966	0.1%
*	Oriola-KD Oyj Class A	6,054	27,764	0.0%
*	Oriola-KD Oyj Class B	628,439	2,949,009	0.1%
	Orion Oyj Class A	126,645	4,373,085	0.1%
#	Orion Oyj Class B	420,544	14,550,094	0.4%
#*	Outokumpu Oyj	3,022,031	8,852,736	0.2%
#	Outotec Oyj	16,031	58,711	0.0%
#	PKC Group Oyj	115,436	2,034,933	0.1%
	Ponsse Oy	45,516	907,951	0.0%
*	Poyry Oyj	188,253	773,005	0.0%
	Raisio Oyj Class V	548,453	2,522,211	0.1%
	Ramirent Oyj	336,343	2,345,120	0.1%
	Rapala VMC Oyj	109,543	564,952	0.0%
	Revenio Group Oyj	23,248	721,909	0.0%
	Saga Furs Oyj	7,639	141,371	0.0%
#	Sanoma Oyj	754,064	3,191,948	0.1%
	Sponda Oyj	281,402	1,195,283	0.0%
	SRV Group OYJ	15,301	51,527	0.0%
*	Stockmann Oyj Abp	42,474	287,615	0.0%
#*	Stockmann Oyj Abp Class B	141,026	956,406	0.0%
	Technopolis Oyj	572,771	2,315,767	0.1%
	Teleste Oyj	46,406	493,011	0.0%
	Tieto Oyj	295,694	7,899,332	0.2%
#	Tikkurila Oyj	190,569	3,334,055	0.1%
	Uponor Oyj	283,661	4,184,562	0.1%
	Vaisala Oyj Class A	44,325	1,153,963	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Valmet OYJ	342,154	$3,297,269	0.1%
	Viking Line Abp	10,366	233,596	0.0%
#	YIT Oyj	107,539	608,917	0.0%
TOTAL FINLAND			258,810,086	6.8%

FRANCE — (11.6%)
	ABC Arbitrage	35,799	199,602	0.0%
	Actia Group	48,398	274,560	0.0%
#*	Air France-KLM	1,111,495	8,461,074	0.2%
	Akka Technologies	46,502	1,503,151	0.1%
	Albioma SA	84,560	1,374,090	0.0%
	Altamir	96,429	1,170,829	0.0%
	Alten SA	135,328	7,831,304	0.2%
	Altran Technologies SA	771,932	10,338,499	0.3%
	April SA	74,473	962,124	0.0%
#*	Archos	111,720	218,650	0.0%
	Arkema SA	286,183	20,032,408	0.5%
	Assystem	63,009	1,645,427	0.1%
	Aubay	23,726	473,708	0.0%
	Axway Software SA	28,746	762,587	0.0%
	Bastide le Confort Medical	8,920	180,541	0.0%
#	Beneteau SA	193,357	2,710,120	0.1%
	BioMerieux	71,574	8,540,568	0.2%
	Boiron SA	38,334	3,102,864	0.1%
	Bollore SA(4572709)	249,169	1,161,036	0.0%
#*	Bollore SA(BZ0G303)	2,744	12,614	0.0%
	Bonduelle SCA	76,003	1,902,970	0.1%
#	Bourbon SA	14,376	233,367	0.0%
	Burelle SA	3,739	3,093,317	0.1%
	Catering International Services	14,124	245,617	0.0%
#*	Cegedim SA	23,645	822,020	0.0%
	Cegid Group SA	26,749	1,514,936	0.1%
#*	CGG SA	776,088	2,263,121	0.1%
	Chargeurs SA	95,815	934,141	0.0%
	Cie des Alpes	38,937	655,415	0.0%
*	Coface SA	51,633	523,191	0.0%
*	Derichebourg SA	554,692	1,989,398	0.1%
	Devoteam SA	26,531	961,304	0.0%
	Dom Security	2,414	74,712	0.0%
#	Edenred	646,954	12,229,399	0.3%
	Eiffage SA	229,296	14,818,964	0.4%
	Electricite de Strasbourg SA	21,168	2,336,918	0.1%
	Elior	192,766	4,038,566	0.1%
#*	Eramet	28,909	925,482	0.0%
*	Esso SA Francaise	14,895	799,950	0.0%
#*	Etablissements Maurel et Prom	415,136	1,344,677	0.0%
	Euler Hermes Group	56,627	5,456,239	0.2%
	Eurofins Scientific SE	47,119	16,436,054	0.4%
	Euronext NV	69,697	3,576,066	0.1%
#	Exel Industries Class A	10,330	700,033	0.0%
	Faiveley Transport SA	34,183	3,543,067	0.1%
	Faurecia	306,467	12,280,041	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Fimalac	17,832	$1,511,562	0.1%
	Fleury Michon SA	5,962	413,659	0.0%
*	Futuren SA	614,855	394,688	0.0%
#*	GameLoft SE	217,331	1,428,758	0.0%
	Gaumont SA	13,521	778,954	0.0%
	Gaztransport Et Technigaz SA	69,131	2,923,417	0.1%
	GEA	2,433	196,637	0.0%
#*	GECI International	59,392	—	0.0%
	Gevelot SA	3,466	497,022	0.0%
	GFI Informatique SA	868	7,852	0.0%
	GL Events	46,718	844,852	0.0%
#	Groupe Crit	23,459	1,451,671	0.1%
*	Groupe Flo	35,997	88,767	0.0%
*	Groupe Fnac SA	42,412	2,497,673	0.1%
#	Groupe Gorge	20,272	544,077	0.0%
	Groupe Open	26,685	457,133	0.0%
	Guerbet	33,267	2,341,478	0.1%
	Haulotte Group SA	70,603	1,062,399	0.0%
	Havas SA	305,254	2,568,457	0.1%
	Herige SADCS	6,914	182,919	0.0%
#*	Hipay Group SA	24,579	235,798	0.0%
	Imerys SA	90,656	6,332,442	0.2%
#	Interparfums SA	48,452	1,194,853	0.0%
	Ipsen SA	170,560	11,300,885	0.3%
	IPSOS	161,750	3,725,401	0.1%
	Jacquet Metal Service	67,512	1,048,909	0.0%
	Korian SA	191,713	7,012,369	0.2%
	Lagardere SCA	619,304	18,480,909	0.5%
#	Lanson-BCC	8,795	294,775	0.0%
	Laurent-Perrier	12,372	1,116,477	0.0%
#*	Le Noble Age	24,612	700,458	0.0%
	Lectra	116,672	1,534,110	0.1%
	Linedata Services	2,105	74,891	0.0%
	LISI	91,883	2,491,894	0.1%
	Maisons France Confort SA	15,298	664,376	0.0%
	Manitou BF SA	48,399	741,985	0.0%
	Manutan International	14,076	749,346	0.0%
	Mersen	117,956	2,177,969	0.1%
#*	METabolic EXplorer SA	151,621	430,955	0.0%
	Metropole Television SA	293,607	5,048,924	0.1%
	MGI Coutier	56,309	1,155,308	0.0%
#	Montupet	36,225	2,801,930	0.1%
	Mr Bricolage	30,731	419,458	0.0%
#*	Naturex	30,862	2,394,919	0.1%
	Neopost SA	173,646	4,237,221	0.1%
*	Nexans SA	175,006	6,386,804	0.2%
	Nexity SA	159,595	7,069,491	0.2%
	NextRadioTV	30,079	1,204,907	0.0%
#*	Nicox	61,088	605,717	0.0%
*	NRJ Group	71,278	765,794	0.0%
#	Oeneo SA	87,193	709,617	0.0%
#*	Onxeo SA(B04P0G6)	38,734	157,651	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Onxeo SA(BPFJVR0)	48,958	$195,021	0.0%
	Orpea	167,853	13,439,315	0.4%
#*	Parrot SA	44,056	1,291,246	0.0%
#*	Pierre & Vacances SA	25,491	815,479	0.0%
	Plastic Omnium SA	318,364	10,119,756	0.3%
	PSB Industries SA	8,161	491,074	0.0%
#	Rallye SA	120,177	1,867,383	0.1%
*	Recylex SA	46,552	168,766	0.0%
	Rexel SA	1,044,821	13,912,593	0.4%
	Robertet SA	3,063	741,650	0.0%
	Rothschild & Co.	19,179	490,018	0.0%
	Rubis SCA	195,671	14,850,769	0.4%
	Saft Groupe SA	156,473	4,769,092	0.1%
	Samse SA	8,068	982,056	0.0%
	Sartorius Stedim Biotech	17,869	6,853,793	0.2%
	Savencia SA	33,142	2,151,131	0.1%
	SEB SA	120,657	12,386,776	0.3%
	Seche Environnement SA	11,799	371,937	0.0%
#*	Sequana SA	289,137	1,273,685	0.0%
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,210,935	0.1%
#*	Societe Internationale de Plantations d'Heveas SA	7,523	213,060	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	128,603	0.0%
	Societe pour l'Informatique Industrielle	39,566	447,241	0.0%
	Societe Television Francaise 1	621,656	6,902,749	0.2%
#*	SOITEC	964,682	668,732	0.0%
#*	Solocal Group	170,329	1,274,777	0.0%
	Somfy SA	21,025	7,969,527	0.2%
	Sopra Steria Group	74,501	8,760,784	0.2%
*	Spir Communication SA	3,516	37,413	0.0%
*	Stallergenes Greer P.L.C.	12,201	423,495	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	292,288	1,307,637	0.0%
	Stef SA	28,166	1,945,123	0.1%
#*	Store Electronic	12,202	193,513	0.0%
	Sword Group	31,975	844,210	0.0%
	Synergie SA	70,320	2,030,557	0.1%
	Tarkett SA	22,651	707,546	0.0%
	Technicolor SA	1,482,868	12,035,625	0.3%
	Teleperformance	348,982	29,344,998	0.8%
	Tessi SA	6,807	939,724	0.0%
	TFF Group	5,065	523,330	0.0%
	Thermador Groupe	12,764	1,202,948	0.0%
	Total Gabon	1,515	212,966	0.0%
	Touax SA	4,773	51,926	0.0%
	Trigano SA	46,958	2,867,278	0.1%
*	UBISOFT Entertainment	521,852	15,102,970	0.4%
	Union Financiere de France BQE SA	16,855	446,060	0.0%
#	Vallourec SA	246,190	2,291,971	0.1%
#*	Valneva SE	218,939	903,351	0.0%
#	Vetoquinol SA	16,625	712,014	0.0%
	Vicat	75,221	4,522,887	0.1%
	VIEL & Cie SA	161,700	611,597	0.0%
#	Vilmorin & Cie SA	26,220	1,885,673	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Virbac SA	22,063	$5,265,140	0.2%
#	Vranken-Pommery Monopole SA	18,262	555,928	0.0%
*	Worldline SA	6,840	177,170	0.0%
TOTAL FRANCE			481,004,237	12.6%

GERMANY — (14.5%)
	Aareal Bank AG	409,233	12,886,103	0.3%
	Adler Modemaerkte AG	41,855	458,746	0.0%
*	ADVA Optical Networking SE	194,362	2,346,837	0.1%
#*	AIXTRON SE	396,410	1,758,538	0.1%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	569	45,554	0.0%
	Allgeier SE	26,260	480,754	0.0%
	Amadeus Fire AG	29,384	2,395,773	0.1%
*	AS Creation Tapeten	7,109	241,837	0.0%
#	Aurubis AG	178,175	9,022,088	0.2%
	Axel Springer SE	191,414	10,644,619	0.3%
#	Balda AG	123,448	308,320	0.0%
	Basler AG	3,576	168,768	0.0%
	Bauer AG	33,835	638,335	0.0%
#	BayWa AG(5838057)	73,868	2,274,436	0.1%
	BayWa AG(5838068)	124	4,191	0.0%
	Bechtle AG	80,333	7,637,025	0.2%
#	Bertrandt AG	27,357	3,281,817	0.1%
	Bijou Brigitte AG	19,236	1,190,012	0.0%
#	Bilfinger SE	161,796	7,603,524	0.2%
#	Biotest AG	60,306	1,225,792	0.0%
*	BKN International AG	33,408	—	0.0%
#	Borussia Dortmund GmbH & Co. KGaA	473,904	2,068,173	0.1%
#	CANCOM SE	77,352	3,653,685	0.1%
	Carl Zeiss Meditec AG	160,352	4,968,349	0.1%
	CENIT AG	50,676	1,127,936	0.0%
	CENTROTEC Sustainable AG	40,533	579,492	0.0%
	Cewe Stiftung & Co. KGAA	30,523	1,806,054	0.1%
	Comdirect Bank AG	173,523	2,058,764	0.1%
	CompuGroup Medical AG	118,345	4,329,264	0.1%
*	Constantin Medien AG	340,089	658,039	0.0%
*	CropEnergies AG	114,550	663,333	0.0%
	CTS Eventim AG & Co. KGaA	216,083	8,567,564	0.2%
	Data Modul AG	11,455	458,395	0.0%
#*	DEAG Deutsche Entertainment AG	13,697	59,420	0.0%
#	Delticom AG	28,981	653,103	0.0%
	Deutsche Beteiligungs AG	30,816	994,122	0.0%
	Deutsche EuroShop AG	98,300	4,305,968	0.1%
*	Deutsche Lufthansa AG	180,724	2,846,595	0.1%
	Deutz AG	599,311	2,385,444	0.1%
#*	Dialog Semiconductor P.L.C.	364,163	12,151,615	0.3%
	DIC Asset AG	72,280	731,889	0.0%
#	DMG Mori AG	308,295	12,729,650	0.3%
	Dr Hoenle AG	25,078	695,120	0.0%
	Draegerwerk AG & Co. KGaA	8,894	582,997	0.0%
#	Drillisch AG	220,824	9,290,160	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Duerr AG	133,802	$10,618,819	0.3%
	Eckert & Ziegler AG	17,297	364,306	0.0%
	Elmos Semiconductor AG	53,117	924,527	0.0%
	ElringKlinger AG	130,170	3,304,396	0.1%
	Erlus AG	2,970	193,912	0.0%
#*	Euromicron AG	32,612	267,920	0.0%
*	Evotec AG	1,103,203	4,950,491	0.1%
	Fielmann AG	120,175	8,860,935	0.2%
*	First Sensor AG	19,888	268,175	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	253,188	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	32,517	2,073,675	0.1%
	Freenet AG	652,809	22,028,922	0.6%
	Fuchs Petrolub SE	152,541	6,236,378	0.2%
	Gerresheimer AG	201,267	15,727,349	0.4%
#	Gerry Weber International AG	92,101	1,275,344	0.0%
#	Gesco AG	14,489	1,115,919	0.0%
	GFK SE	76,236	2,546,306	0.1%
	GFT Technologies SE	93,571	3,185,766	0.1%
#	Grammer AG	79,765	2,358,056	0.1%
	Grenkeleasing AG	38,535	7,687,292	0.2%
*	H&R AG	10,743	107,392	0.0%
	Hamburger Hafen und Logistik AG	37,785	575,696	0.0%
#*	Heidelberger Druckmaschinen AG	1,385,127	3,395,740	0.1%
	Highlight Communications AG	94,846	574,343	0.0%
	Hochtief AG	79,951	7,415,250	0.2%
	Homag Group AG	2,221	86,273	0.0%
	Hornbach Baumarkt AG	15,658	481,028	0.0%
	Indus Holding AG	131,598	6,330,159	0.2%
#	Init Innovation In Traffic Systems AG	23,180	414,996	0.0%
	Isra Vision AG	18,038	1,258,581	0.0%
	Jenoptik AG	237,664	3,692,770	0.1%
#	K+S AG	292,052	7,444,732	0.2%
*	Kampa AG	7,101	56	0.0%
	KION Group AG	256,895	12,738,825	0.3%
#	Kloeckner & Co. SE	555,392	4,803,665	0.1%
*	Koenig & Bauer AG	66,442	2,368,001	0.1%
#*	Kontron AG	437,004	1,432,694	0.0%
	Krones AG	75,044	8,935,673	0.2%
	KSB AG	3,466	1,436,238	0.1%
#	KUKA AG	137,716	12,323,674	0.3%
#	KWS Saat SE	16,076	4,824,792	0.1%
#	Lanxess AG	467,967	21,534,540	0.6%
	LEG Immobilien AG	289,571	23,600,191	0.6%
	Leifheit AG	12,090	649,800	0.0%
#	Leoni AG	157,919	6,207,005	0.2%
#	LPKF Laser & Electronics AG	112,621	877,719	0.0%
#*	Manz AG	17,759	659,216	0.0%
*	MasterFlex SE	19,347	125,066	0.0%
*	Mediclin AG	88,966	399,643	0.0%
#*	Medigene AG	49,009	457,506	0.0%
	MLP AG	238,272	953,774	0.0%
	Mobotix AG	2,380	37,698	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	MTU Aero Engines AG	247,538	$24,126,281	0.6%
	MVV Energie AG	34,862	813,266	0.0%
	Nemetschek AG	110,040	5,462,069	0.2%
	Nexus AG	48,934	1,010,740	0.0%
*	Nordex SE	307,691	10,806,735	0.3%
	Norma Group SE	180,195	9,959,641	0.3%
#	OHB SE	34,489	787,144	0.0%
	Osram Licht AG	342,154	14,294,838	0.4%
#*	Paion AG	134,475	328,564	0.0%
*	Patrizia Immobilien AG	202,336	5,916,813	0.2%
	Pfeiffer Vacuum Technology AG	54,190	5,465,821	0.2%
#	PNE Wind AG	367,537	828,613	0.0%
	Progress-Werk Oberkirch AG	7,571	298,358	0.0%
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	380,924	0.0%
#	Puma SE	10,528	2,265,508	0.1%
*	PVA TePla AG	46,019	124,557	0.0%
*	QIAGEN NV	449,947	12,195,438	0.3%
#	QSC AG	247,203	404,137	0.0%
#	R Stahl AG	14,952	538,434	0.0%
	Rational AG	14,996	6,806,855	0.2%
	Rheinmetall AG	223,411	14,850,538	0.4%
	RHOEN-KLINIKUM AG	261,051	7,831,196	0.2%
#	RIB Software AG	77,072	939,385	0.0%
	SAF-Holland SA	248,917	3,369,865	0.1%
	Salzgitter AG	196,440	4,800,453	0.1%
#	Schaltbau Holding AG	28,415	1,576,987	0.1%
	Schloss Wachenheim AG	7,479	121,459	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	290,083	4,047,573	0.1%
	SHW AG	15,679	455,342	0.0%
#*	Singulus Technologies AG	245,506	75,664	0.0%
#	Sixt SE	80,910	4,116,262	0.1%
#*	SKW Stahl-Metallurgie Holding AG	28,224	111,701	0.0%
#*	SMA Solar Technology AG	59,062	3,266,223	0.1%
#*	SMT Scharf AG	18,103	194,104	0.0%
	Softing AG	21,576	275,218	0.0%
	Software AG	309,788	8,829,485	0.2%
*	Solarworld AG	774	7,507	0.0%
	Stada Arzneimittel AG	274,278	11,060,363	0.3%
	STRATEC Biomedical AG	27,911	1,842,002	0.1%
#	Stroeer SE	116,515	7,315,491	0.2%
#	Suedzucker AG	431,457	8,551,639	0.2%
#	Surteco SE	23,681	557,603	0.0%
*	Suss Microtec AG	105,674	955,095	0.0%
#	TAG Immobilien AG	567,830	7,074,334	0.2%
#	Takkt AG	160,610	3,215,606	0.1%
	Technotrans AG	32,047	668,257	0.0%
#*	Tom Tailor Holding AG	108,631	613,324	0.0%
#*	Tomorrow Focus AG	114,390	438,508	0.0%
	USU Software AG	3,377	69,191	0.0%
*	VERBIO Vereinigte BioEnergie AG	53,909	350,446	0.0%
*	Vossloh AG	52,719	3,401,134	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#	VTG AG	80,128	$2,460,952	0.1%
#	Wacker Chemie AG	77,716	6,497,879	0.2%
	Wacker Neuson SE	113,712	1,751,980	0.1%
	Washtec AG	12,603	416,639	0.0%
	Wincor Nixdorf AG	158,021	7,922,605	0.2%
	XING AG	15,678	2,893,157	0.1%
#	Zeal Network SE	31,533	1,335,143	0.0%
TOTAL GERMANY			600,437,658	15.7%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Elektroniki Athinon SA	7,497	733	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			733	0.0%

IRELAND — (1.9%)
	C&C Group P.L.C.(B010DT8)	399,607	1,611,726	0.0%
	C&C Group P.L.C.(B011Y09)	1,077,904	4,341,510	0.1%
	Datalex P.L.C.	11,523	39,433	0.0%
	FBD Holdings P.L.C.	125,728	918,842	0.0%
	Glanbia P.L.C.(4058629)	83,878	1,544,112	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,143,798	0.4%
	IFG Group P.L.C.	302,015	733,514	0.0%
*	Independent News & Media P.L.C.	1,593,163	292,693	0.0%
	Irish Continental Group P.L.C.(BLP5857)	361,886	2,125,449	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,347,962	0.0%
*	Kenmare Resources P.L.C.	4,546,361	30,860	0.0%
	Kingspan Group P.L.C.	580,389	15,302,335	0.4%
	Paddy Power P.L.C.(BWT6H89)	11,062	1,477,395	0.0%
	Paddy Power P.L.C.(BWXC0Z1)	157,699	21,097,510	0.6%
	Smurfit Kappa Group P.L.C.	546,377	13,993,274	0.4%
TOTAL IRELAND			78,000,413	2.0%

ISRAEL — (1.8%)
#*	Africa Israel Investments, Ltd.	1,160,746	543,133	0.0%
	Africa Israel Properties, Ltd.	72,055	762,411	0.0%
	Africa Israel Residences, Ltd.	594	10,509	0.0%
#*	Airport City, Ltd.	280,979	2,526,467	0.1%
	Albaad Massuot Yitzhak, Ltd.	466	4,791	0.0%
#*	Allot Communications, Ltd.	103,066	594,882	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
#	Alrov Properties and Lodgings, Ltd.	39,214	$785,119	0.0%
	Amot Investments, Ltd.	387,692	1,245,404	0.0%
	Arad, Ltd.	1,053	9,264	0.0%
	Ashtrom Properties, Ltd.	3,851	10,298	0.0%
#*	AudioCodes, Ltd.	163,675	652,585	0.0%
#	Avgol Industries 1953, Ltd.	407,132	363,209	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	265,152	0.0%
	Bayside Land Corp.	3,215	969,496	0.0%
	Big Shopping Centers, Ltd.	11,255	573,866	0.0%
#*	BioLine RX, Ltd.	59,630	77,025	0.0%
#	Blue Square Real Estate, Ltd.	18,015	555,564	0.0%
*	Brack Capital Properties NV	2,454	153,184	0.0%
#*	Brainsway, Ltd.	39,554	237,232	0.0%
#*	Cellcom Israel, Ltd.	240,677	1,497,288	0.1%
*	Ceragon Networks, Ltd.	95,438	116,675	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	145,274	0.0%
#*	Clal Insurance Enterprises Holdings, Ltd.	84,865	1,036,044	0.0%
	Cohen Development & Industrial Buildings, Ltd.	2,564	54,871	0.0%
#*	Compugen, Ltd.	183,598	1,151,031	0.0%
	Delek Automotive Systems, Ltd.	155,451	1,384,295	0.1%
#	Delta-Galil Industries, Ltd.	45,852	1,265,599	0.0%
#	Direct Insurance Financial Investments, Ltd.	60,191	386,139	0.0%
#	El Al Israel Airlines	803,092	639,555	0.0%
	Elbit Systems, Ltd.	3,311	291,484	0.0%
#	Electra, Ltd.	8,000	986,222	0.0%
#*	Elron Electronic Industries, Ltd.	62,094	315,919	0.0%
*	Equital, Ltd.	7,312	113,102	0.0%
#*	Evogene, Ltd.	70,559	563,770	0.0%
*	EZchip Semiconductor, Ltd.	135,475	3,354,106	0.1%
#	First International Bank Of Israel, Ltd.	147,126	1,736,514	0.1%
	FMS Enterprises Migun, Ltd.	10,489	248,849	0.0%
	Formula Systems 1985, Ltd.	39,602	1,073,415	0.0%
#	Fox Wizel, Ltd.	17,221	248,727	0.0%
	Frutarom Industries, Ltd.	131,769	7,074,799	0.2%
#*	Gilat Satellite Networks, Ltd.	46,364	162,293	0.0%
	Golf & Co., Ltd.	38,020	55,381	0.0%
#*	Hadera Paper, Ltd.	10,176	300,690	0.0%
#	Harel Insurance Investments & Financial Services, Ltd.	462,997	1,776,243	0.1%
	Hilan, Ltd.	3,567	45,380	0.0%
	IDI Insurance Co., Ltd.	6,005	273,104	0.0%
#	Industrial Buildings Corp., Ltd.	356,888	265,739	0.0%
#*	Israel Discount Bank, Ltd. Class A	2,847,609	5,164,118	0.1%
	Israel Land Development Co., Ltd. (The)	22,310	90,376	0.0%
#	Ituran Location and Control, Ltd.	84,608	1,584,162	0.1%
*	Jerusalem Oil Exploration	41,987	1,643,940	0.1%
#*	Kamada, Ltd.	119,151	498,801	0.0%
*	Kenon Holdings, Ltd.	15,336	155,609	0.0%
	Kerur Holdings, Ltd.	2,133	34,568	0.0%
	Klil Industries, Ltd.	394	20,939	0.0%
	Maabarot Products, Ltd.	21,999	302,914	0.0%
	Magic Software Enterprises, Ltd.	91,003	510,807	0.0%
#	Matrix IT, Ltd.	176,473	1,026,705	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
#	Maytronics, Ltd.	80,788	$209,195	0.0%
#*	Mazor Robotics, Ltd.	180,104	910,814	0.0%
	Meitav DS Investments, Ltd.	38,130	97,087	0.0%
#	Melisron, Ltd.	52,894	1,692,891	0.1%
	Menorah Mivtachim Holdings, Ltd.	117,130	1,005,377	0.0%
#	Migdal Insurance & Financial Holding, Ltd.	330,806	240,641	0.0%
#	Mivtach Shamir Holdings, Ltd.	22,547	409,606	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	778,416	0.0%
#	Neto ME Holdings, Ltd.	5,411	334,816	0.0%
#*	Nova Measuring Instruments, Ltd.	111,079	1,110,169	0.0%
#*	Oil Refineries, Ltd.	5,367,932	2,122,133	0.1%
#	Osem Investments, Ltd.	61,591	1,056,468	0.0%
#*	Partner Communications Co., Ltd.	379,431	1,675,066	0.1%
	Paz Oil Co., Ltd.	20,754	3,260,920	0.1%
*	Perion Network, Ltd.	16,455	61,238	0.0%
#*	Phoenix Holdings, Ltd. (The)	270,273	602,224	0.0%
	Plasson Industries, Ltd.	13,484	341,170	0.0%
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,498,208	0.1%
	Sapiens International Corp. NV	80,760	823,509	0.0%
#	Shikun & Binui, Ltd.	928,938	1,465,209	0.1%
#*	Shufersal, Ltd.	369,124	1,143,908	0.0%
*	Space Communication, Ltd.	17,611	131,695	0.0%
#	Strauss Group, Ltd.	121,404	1,807,287	0.1%
#*	Summit Real Estate Holdings, Ltd.	29,756	127,880	0.0%
*	Tower Semiconductor, Ltd.	228,562	3,258,115	0.1%
#*	Union Bank of Israel	126,346	394,348	0.0%
TOTAL ISRAEL			74,493,428	1.9%

ITALY — (9.8%)
#*	A.S. Roma SpA	100,049	53,033	0.0%
#	A2A SpA	6,379,077	8,637,610	0.2%
	ACEA SpA	277,652	4,269,361	0.1%
*	Aedes SIIQ SpA	691,904	389,099	0.0%
#*	Aeffe SpA	167,738	269,436	0.0%
#	Alerion Cleanpower SpA	119,152	309,451	0.0%
	Amplifon SpA	459,258	3,978,286	0.1%
	Anima Holding SpA	674,596	5,826,553	0.2%
	Ansaldo STS SpA	567,271	6,078,217	0.2%
*	Arnoldo Mondadori Editore SpA	694,646	783,424	0.0%
	Ascopiave SpA	351,354	834,149	0.0%
#	Astaldi SpA	250,433	1,523,249	0.0%
*	Autogrill SpA	625,210	5,958,448	0.2%
	Azimut Holding SpA	573,550	14,256,263	0.4%
#*	Banca Carige SpA	1,893,751	2,578,341	0.1%
	Banca Finnat Euramerica SpA	616,149	289,244	0.0%
	Banca Generali SpA	257,872	8,111,618	0.2%
	Banca IFIS SpA	147,336	4,590,046	0.1%
	Banca Mediolanum SpA	762,499	6,057,400	0.2%
*	Banca Monte dei Paschi di Siena SpA	1,988,429	2,632,305	0.1%
	Banca Popolare dell'Emilia Romagna SC	2,548,728	19,332,450	0.5%
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	251,348	0.0%
	Banca Popolare di Milano Scarl	22,383,595	22,170,067	0.6%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Banca Popolare di Sondrio SCARL	2,011,594	$8,996,818	0.2%
#	Banca Profilo SpA	1,221,744	356,452	0.0%
#	Banco di Desio e della Brianza SpA	224,677	671,814	0.0%
*	Banco Popolare SC	1,297,814	17,884,277	0.5%
	BasicNet SpA	163,532	859,854	0.0%
*	Beghelli SpA	403,187	208,681	0.0%
	Biesse SpA	58,289	1,000,513	0.0%
	Brembo SpA	161,253	7,790,578	0.2%
*	Brioschi Sviluppo Immobiliare SpA	174,780	16,673	0.0%
#	Brunello Cucinelli SpA	97,526	1,723,956	0.1%
#	Buzzi Unicem SpA	409,864	7,346,932	0.2%
#	Cairo Communication SpA	130,659	650,288	0.0%
*	Caltagirone Editore SpA	6,277	6,815	0.0%
*	Carraro SpA	113,633	237,206	0.0%
	Cembre SpA	39,007	586,987	0.0%
	Cementir Holding SpA	325,211	2,068,685	0.1%
	Cerved Information Solutions SpA	193,688	1,608,847	0.0%
*	CIR-Compagnie Industriali Riunite SpA	1,860,505	1,949,406	0.1%
	Credito Emiliano SpA	397,014	2,933,802	0.1%
*	Credito Valtellinese SC	5,732,088	6,749,951	0.2%
#*	d'Amico International Shipping SA	830,428	622,819	0.0%
	Danieli & C Officine Meccaniche SpA	64,484	1,230,187	0.0%
	Datalogic SpA	101,262	1,800,750	0.1%
	Davide Campari-Milano SpA	1,476,589	12,766,330	0.3%
	De'Longhi SpA	269,813	8,059,495	0.2%
	DeA Capital SpA	249,176	380,764	0.0%
#	Delclima SpA	230,295	1,124,959	0.0%
	DiaSorin SpA	105,633	5,548,009	0.2%
#	Ei Towers SpA	85,321	5,497,163	0.2%
	El.En. SpA	11,798	513,463	0.0%
	Elica SpA	4,665	10,011	0.0%
	Engineering SpA	25,068	1,630,734	0.0%
	ERG SpA	268,637	3,632,188	0.1%
	Esprinet SpA	158,082	1,454,700	0.0%
#*	Eurotech SpA	90,850	158,458	0.0%
	Falck Renewables SpA	478,791	573,874	0.0%
	FinecoBank Banca Fineco SpA	568,678	4,676,183	0.1%
	FNM SpA	627,039	327,785	0.0%
#*	Geox SpA	377,829	1,668,387	0.1%
*	Gruppo Editoriale L'Espresso SpA	101,626	111,148	0.0%
#	Gruppo MutuiOnline SpA	99,336	858,653	0.0%
	Hera SpA	2,988,539	7,920,213	0.2%
*	IMMSI SpA	1,202,186	607,209	0.0%
	Industria Macchine Automatiche SpA	59,958	3,112,288	0.1%
*	Intek Group SpA	1,768,514	607,505	0.0%
	Interpump Group SpA	353,040	5,472,914	0.1%
	Iren SpA	2,540,951	4,100,470	0.1%
#	Italcementi SpA	926,791	10,315,448	0.3%
	Italmobiliare SpA	45,336	2,069,561	0.1%
*	Juventus Football Club SpA	1,857,497	523,262	0.0%
	La Doria SpA	54,136	766,483	0.0%
#*	Landi Renzo SpA	203,171	164,314	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#*	Maire Tecnimont SpA	628,389	$1,697,655	0.1%
	MARR SpA	169,025	3,492,354	0.1%
	Mediaset SpA	3,479,950	14,420,530	0.4%
	Moleskine SpA	95,532	176,377	0.0%
	Moncler SpA	300,019	4,175,034	0.1%
	Nice SpA	71,162	189,874	0.0%
	Parmalat SpA	1,249,554	3,240,342	0.1%
#	Piaggio & C SpA	851,089	2,144,182	0.1%
#*	Prelios SpA	67,017	20,560	0.0%
#	Prima Industrie SpA	15,358	246,417	0.0%
	Prysmian SpA	991,595	21,665,475	0.6%
#*	RCS MediaGroup SpA	1,025,850	689,887	0.0%
	Recordati SpA	474,431	12,378,293	0.3%
*	Reno de Medici SpA	840,050	335,866	0.0%
	Reply SpA	21,983	2,997,293	0.1%
#*	Retelit SpA	513,158	335,762	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
#	Sabaf SpA	25,688	316,343	0.0%
	SAES Getters SpA	30,068	420,411	0.0%
*	Safilo Group SpA	159,815	1,849,424	0.1%
#*	Saipem SpA	1,172,561	9,477,531	0.3%
	Salini Impregilo SpA	1,045,957	4,522,341	0.1%
#	Salvatore Ferragamo SpA	206,532	4,840,721	0.1%
#*	Saras SpA	1,268,265	2,445,545	0.1%
#	SAVE SpA	85,250	1,204,409	0.0%
	Servizi Italia SpA	34,833	143,888	0.0%
#*	Snai SpA	117,457	113,848	0.0%
	Societa Cattolica di Assicurazioni SCRL	681,970	5,401,067	0.1%
	Societa Iniziative Autostradali e Servizi SpA	319,349	3,393,513	0.1%
*	Sogefi SpA	243,264	569,778	0.0%
	SOL SpA	161,050	1,439,994	0.0%
	Tamburi Investment Partners SpA	115,105	422,902	0.0%
#*	Tiscali SpA	7,838,883	488,551	0.0%
#	Tod's SpA	64,208	5,067,507	0.1%
#	Trevi Finanziaria Industriale SpA	351,628	695,710	0.0%
#	TXT e-solutions SpA	28,342	249,826	0.0%
*	Uni Land SpA	51,835	—	0.0%
	Unipol Gruppo Finanziario SpA	1,916,366	9,856,995	0.3%
	Vittoria Assicurazioni SpA	118,450	1,292,019	0.0%
*	Yoox Net-A-Porter Group SpA	280,998	10,467,413	0.3%
	Zignago Vetro SpA	142,878	943,037	0.0%
TOTAL ITALY			404,962,334	10.6%

NETHERLANDS — (4.9%)
	Aalberts Industries NV	558,677	19,249,630	0.5%
	Accell Group	131,423	3,006,034	0.1%
	AFC Ajax NV	18,134	167,143	0.0%
	AMG Advanced Metallurgical Group NV	155,390	1,518,584	0.0%
	Amsterdam Commodities NV	92,796	2,340,112	0.1%
#*	APERAM SA	270,393	9,613,788	0.3%
	Arcadis NV	353,162	7,099,729	0.2%
#	ASM International NV	290,828	11,401,499	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
*	Atag Group NV	4,630	$—	0.0%
	BE Semiconductor Industries NV	162,042	3,256,431	0.1%
	Beter Bed Holding NV	99,987	2,442,532	0.1%
	BinckBank NV	207,080	1,784,688	0.1%
	Boskalis Westminster	188,165	7,675,657	0.2%
	Brunel International NV	103,416	1,883,498	0.1%
	Corbion NV	334,113	8,089,381	0.2%
#	Delta Lloyd NV	1,303,842	7,686,058	0.2%
	DOCdata NV	22,707	86,290	0.0%
#*	Fugro NV	301,565	4,946,284	0.1%
	Gemalto NV	171,086	10,265,505	0.3%
#*	Heijmans NV	105,501	936,096	0.0%
	Hunter Douglas NV	8,530	336,100	0.0%
	IMCD Group NV	4,892	180,878	0.0%
	KAS Bank NV	80,799	945,467	0.0%
	Kendrion NV	67,325	1,772,800	0.1%
*	Koninklijke BAM Groep NV	1,401,173	7,789,563	0.2%
	Koninklijke Ten Cate NV	168,418	4,373,251	0.1%
	Koninklijke Vopak NV	217,600	9,370,901	0.2%
	Nederland Apparatenfabriek	27,865	932,551	0.0%
#*	Ordina NV	866,273	995,084	0.0%
#*	PostNL NV	2,511,108	9,524,472	0.3%
#*	SBM Offshore NV	936,863	11,835,135	0.3%
	Sligro Food Group NV	132,450	4,787,182	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
*	Telegraaf Media Groep NV	170,034	694,338	0.0%
	TKH Group NV	216,865	8,806,295	0.2%
	TNT Express NV	2,218,089	18,762,438	0.5%
*	TomTom NV	575,952	7,240,878	0.2%
	USG People NV	430,618	8,011,188	0.2%
	Van Lanschot NV	12,255	282,910	0.0%
	Wessanen	469,148	4,762,598	0.1%
TOTAL NETHERLANDS			204,852,968	5.4%

NORWAY — (1.8%)
#	ABG Sundal Collier Holding ASA	1,766,651	1,315,365	0.0%
	AF Gruppen ASA	15,312	241,248	0.0%
#*	Akastor ASA	917,989	1,245,320	0.0%
	Aker ASA Class A	85,556	1,577,871	0.1%
#	American Shipping Co. ASA	196,875	586,261	0.0%
#*	Archer, Ltd.	126,543	88,336	0.0%
	Arendals Fossekompani A.S.	90	21,119	0.0%
#	Atea ASA	330,693	2,731,233	0.1%
	Austevoll Seafood ASA	425,892	2,587,077	0.1%
	Bakkafrost P/F	169,646	4,997,871	0.1%
#*	Biotec Pharmacon ASA	139,685	202,970	0.0%
	Bonheur ASA	93,826	564,391	0.0%
	Borregaard ASA	217,065	1,207,897	0.0%
#	BW LPG, Ltd.	195,716	1,604,281	0.1%
	BW Offshore, Ltd.	3,202,396	926,314	0.0%
#	Deep Sea Supply P.L.C.	708,301	125,974	0.0%
#*	Det Norske Oljeselskap ASA	465,731	2,890,092	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	DNO ASA	1,539,886	$1,039,339	0.0%
#*	DOF ASA	134,573	68,465	0.0%
	Ekornes ASA	111,584	1,250,700	0.0%
#*	Electromagnetic GeoServices ASA	164,483	6,346	0.0%
#	Farstad Shipping ASA	63,512	107,928	0.0%
#*	Fred Olsen Energy ASA	124,661	484,615	0.0%
	Frontline, Ltd.	444,633	1,275,108	0.0%
	Ganger Rolf ASA	56,880	299,960	0.0%
	Grieg Seafood ASA	176,846	617,949	0.0%
#	Hexagon Composites ASA	344,201	887,713	0.0%
#	Hoegh LNG Holdings, Ltd.	183,008	1,942,359	0.1%
*	Kongsberg Automotive ASA	1,995,646	1,398,918	0.0%
#	Kvaerner ASA	1,616,475	1,494,538	0.0%
	Leroy Seafood Group ASA	50,132	1,863,452	0.1%
#*	Nordic Semiconductor ASA	580,588	2,821,169	0.1%
#*	Norske Skogindustrier ASA	709,859	213,502	0.0%
#*	Norwegian Air Shuttle ASA	149,161	5,418,233	0.2%
#	Ocean Yield ASA	1,916	14,786	0.0%
#*	Odfjell SE Class A	134,257	426,149	0.0%
#	Olav Thon Eiendomsselskap ASA	115,054	1,840,619	0.1%
#	Opera Software ASA	514,924	2,922,431	0.1%
#	Petroleum Geo-Services ASA	545,070	2,226,984	0.1%
#*	PhotoCure ASA	52,582	248,270	0.0%
	Prosafe SE	1,049,727	2,476,186	0.1%
*	Q-Free ASA	179,836	197,766	0.0%
#*	REC Silicon ASA	14,281,005	2,871,520	0.1%
	Salmar ASA	101,001	1,762,659	0.1%
#*	Sevan Marine ASA	124,800	242,862	0.0%
#	Solstad Offshore ASA	62,524	144,277	0.0%
#*	Songa Offshore	4,519,417	498,676	0.0%
	SpareBank 1 SMN	131,684	749,281	0.0%
	SpareBank 1 SR-Bank ASA	164,694	729,452	0.0%
	Stolt-Nielsen, Ltd.	119,555	1,422,229	0.0%
*	Storebrand ASA	15,790	61,840	0.0%
	Tomra Systems ASA	647,834	6,976,615	0.2%
	Veidekke ASA	383,880	4,698,955	0.1%
#	Wilh Wilhelmsen ASA	249,256	990,406	0.0%
#	Wilh Wilhelmsen Holding ASA Class A	61,068	919,986	0.0%
TOTAL NORWAY			76,525,863	2.0%

PORTUGAL — (1.4%)
	Altri SGPS SA	577,518	2,989,310	0.1%
#*	Banco BPI SA	2,302,313	2,724,557	0.1%
#*	Banco Comercial Portugues SA Class R	315,057,219	16,695,542	0.5%
*	Banco Espirito Santo SA	4,777,921	—	0.0%
	Corticeira Amorim SGPS SA	109,514	706,403	0.0%
	CTT-Correios de Portugal SA	466,284	4,481,373	0.1%
	EDP Renovaveis SA	633,543	4,983,209	0.1%
	Ibersol SGPS SA	20,401	197,533	0.0%
#*	Impresa SGPS SA	187,798	96,015	0.0%
#	Mota-Engil SGPS SA	386,187	804,367	0.0%
	NOS SGPS SA	1,025,253	8,066,599	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (Continued)
	Novabase SGPS SA	65,729	$151,010	0.0%
	Portucel SA	2,010,412	7,818,769	0.2%
	REN - Redes Energeticas Nacionais SGPS SA	1,280,761	3,869,230	0.1%
*	Sonae Capital SGPS SA	58,125	32,236	0.0%
*	Sonae Industria SGPS SA	45,984,629	398,841	0.0%
	Sonae SGPS SA	4,447,452	5,054,520	0.1%
	Teixeira Duarte SA	710,639	241,991	0.0%
TOTAL PORTUGAL			59,311,505	1.5%

SPAIN — (5.2%)
	Acciona SA	128,365	10,992,404	0.3%
#	Acerinox SA	613,463	6,257,394	0.2%
#	Adveo Group International SA	104,096	723,237	0.0%
	Almirall SA	289,516	5,851,437	0.2%
#*	Amper SA	211,940	29,688	0.0%
	Applus Services SA	181,548	1,642,846	0.0%
	Atresmedia Corp de Medios de Comunicacion SA	314,885	3,354,198	0.1%
#	Azkoyen SA	64,022	312,396	0.0%
	Bankinter SA	298,301	2,115,346	0.1%
*	Baron de Ley	13,454	1,623,952	0.0%
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	13,821,922	0.4%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#*	Cementos Portland Valderrivas SA	68,410	384,946	0.0%
	Cia de Distribucion Integral Logista Holdings SA	64,169	1,352,982	0.0%
	Cie Automotive SA	249,123	4,171,857	0.1%
	Clinica Baviera SA	3,698	21,921	0.0%
#	Construcciones y Auxiliar de Ferrocarriles SA	8,056	2,234,000	0.1%
*	Deoleo SA	420,085	104,998	0.0%
#	Distribuidora Internacional de Alimentacion SA	2,594,077	15,300,103	0.4%
#	Duro Felguera SA	249,634	357,378	0.0%
	Ebro Foods SA	366,900	7,217,230	0.2%
#*	eDreams ODIGEO SA	113,314	234,281	0.0%
#	Elecnor SA	191,752	1,729,427	0.1%
	Ence Energia y Celulosa SA	1,137,185	4,293,778	0.1%
#*	Ercros SA	747,576	500,308	0.0%
#	Faes Farma SA	1,304,836	3,900,679	0.1%
#	Fluidra SA	155,559	529,285	0.0%
#*	Fomento de Construcciones y Contratas SA	652,443	4,948,242	0.1%
	Gamesa Corp. Tecnologica SA	1,266,922	21,689,641	0.6%
	Grupo Catalana Occidente SA	198,219	6,871,567	0.2%
#*	Grupo Ezentis SA	807,544	439,796	0.0%
#	Iberpapel Gestion SA	36,518	684,531	0.0%
#*	Indra Sistemas SA	564,890	5,300,464	0.1%
*	Inmobiliaria Colonial SA	7,373,184	5,137,250	0.1%
#	Inmobiliaria del Sur SA	2,902	24,449	0.0%
	Laboratorios Farmaceuticos Rovi SA	68,607	1,073,133	0.0%
*	Liberbank SA	5,327,106	3,361,025	0.1%
	Mediaset Espana Comunicacion SA	879,043	9,563,825	0.3%
#	Melia Hotels International SA	418,376	5,526,257	0.1%
#	Miquel y Costas & Miquel SA	36,394	1,380,611	0.0%
*	NH Hotel Group SA	1,249,728	6,834,622	0.2%
#	Nmas1 Dinamia SA	20,438	173,430	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
#	Obrascon Huarte Lain SA	624,563	$3,564,163	0.1%
	Papeles y Cartones de Europa SA	259,752	1,463,311	0.0%
*	Pescanova SA	68,547	—	0.0%
*	Pharma Mar SA	983,996	2,676,754	0.1%
	Prim SA	39,424	386,530	0.0%
#*	Promotora de Informaciones SA Class A	265,465	1,505,249	0.0%
#	Prosegur Cia de Seguridad SA	1,278,572	5,888,327	0.2%
#*	Quabit Inmobiliaria SA	6,377,966	344,664	0.0%
#*	Realia Business SA	503,895	416,253	0.0%
#	Sacyr SA	953,267	1,871,557	0.1%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,015	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	157,793	0.0%
#	Tecnicas Reunidas SA	162,010	6,125,565	0.2%
*	Tecnocom Telecomunicaciones y Energia SA	146,125	184,447	0.0%
#	Tubacex SA	628,121	1,190,980	0.0%
#	Tubos Reunidos SA	510,636	325,065	0.0%
#	Vidrala SA	80,878	4,114,854	0.1%
#	Viscofan SA	229,641	13,852,530	0.4%
*	Vocento SA	231,302	371,451	0.0%
	Zardoya Otis SA	626,534	7,327,580	0.2%
TOTAL SPAIN			213,836,924	5.6%

SWEDEN — (8.2%)
	AAK AB	127,270	9,428,030	0.3%
#	Acando AB	262,743	534,064	0.0%
	AddNode Group AB	22,737	164,267	0.0%
	AddTech AB Class B	273,182	4,649,768	0.1%
	AF AB Class B	287,628	4,882,911	0.1%
#*	Arcam AB	4,647	101,004	0.0%
*	Arise AB	36,861	84,287	0.0%
#	Atrium Ljungberg AB Class B	92,573	1,459,433	0.0%
	Avanza Bank Holding AB	95,405	4,143,443	0.1%
	Axfood AB	302,491	5,239,212	0.1%
	B&B Tools AB Class B	106,851	1,557,698	0.0%
*	BE Group AB	26,705	4,718	0.0%
	Beijer Alma AB	109,736	2,858,334	0.1%
	Beijer Electronics AB	53,995	347,965	0.0%
	Beijer Ref AB Class B	67,736	1,600,022	0.0%
	Betsson AB	443,610	8,129,119	0.2%
	Bilia AB Class A	219,410	4,963,701	0.1%
	BillerudKorsnas AB	329,463	6,097,240	0.2%
	BioGaia AB Class B	80,262	2,675,650	0.1%
	Biotage AB	183,176	533,682	0.0%
	Bjorn Borg AB	757	2,804	0.0%
#	Bulten AB	58,620	568,018	0.0%
#	Bure Equity AB	316,106	2,568,809	0.1%
	Byggmax Group AB	255,429	2,624,966	0.1%
	Castellum AB	752,169	10,711,830	0.3%
#	Catena AB	53,725	738,106	0.0%
	Cavotec SA	16,457	48,423	0.0%
	Clas Ohlson AB Class B	174,360	3,159,313	0.1%
*	Cloetta AB Class B	1,067,829	3,527,919	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Com Hem Holding AB	114,495	$1,037,458	0.0%
	Concentric AB	195,958	2,482,561	0.1%
#*	Concordia Maritime AB Class B	100,760	230,807	0.0%
	Corem Property Group AB Class B	2,296	7,759	0.0%
	Dios Fastigheter AB	188,686	1,364,337	0.0%
*	Doro AB	132,018	968,175	0.0%
	Duni AB	195,109	3,266,598	0.1%
*	East Capital Explorer AB	47,726	286,499	0.0%
#	Elekta AB Class B	815,456	6,928,814	0.2%
	Enea AB	63,008	765,757	0.0%
#*	Eniro AB	1,790,180	194,704	0.0%
	Fabege AB	651,224	10,759,927	0.3%
	Fagerhult AB	61,437	1,147,031	0.0%
*	Fastighets AB Balder	273,718	6,738,591	0.2%
#	Fenix Outdoor International AG	8,198	396,460	0.0%
	Gunnebo AB	135,155	717,760	0.0%
	Haldex AB	218,762	2,046,235	0.1%
	Heba Fastighets AB Class B	42,288	503,037	0.0%
	Hemfosa Fastigheter AB	499,226	5,546,489	0.2%
	Hexpol AB	1,036,985	11,118,798	0.3%
	HIQ International AB	265,970	1,602,094	0.0%
	HMS Networks AB	7,040	204,304	0.0%
	Holmen AB Class B	264,932	8,183,033	0.2%
	Hufvudstaden AB Class A	252,199	3,565,238	0.1%
#	Indutrade AB	125,845	7,137,334	0.2%
	Intrum Justitia AB	385,511	13,118,047	0.4%
	Inwido AB	96,665	1,266,075	0.0%
#	ITAB Shop Concept AB Class B	8,692	310,735	0.0%
	JM AB	360,265	10,725,007	0.3%
#	KappAhl AB	236,160	855,012	0.0%
#*	Karolinska Development AB Class B	90,079	101,968	0.0%
#	Klovern AB Class B	1,939,305	2,177,557	0.1%
#	KNOW IT AB	37,332	249,215	0.0%
	Kungsleden AB	771,883	5,515,457	0.2%
	Lagercrantz Group AB Class B	235,329	2,210,314	0.1%
	Lindab International AB	273,194	2,019,902	0.1%
	Loomis AB Class B	308,465	9,622,561	0.3%
*	Medivir AB Class B	112,463	869,027	0.0%
#	Mekonomen AB	112,051	2,293,361	0.1%
	Modern Times Group MTG AB Class B	264,332	6,749,390	0.2%
	MQ Holding AB	147,373	860,160	0.0%
#	Mycronic AB	377,276	3,651,061	0.1%
	NCC AB Class A	9,901	308,223	0.0%
	NCC AB Class B	103,534	3,211,945	0.1%
	Nederman Holding AB	4,621	138,805	0.0%
#*	Net Insight AB Class B	1,229,052	1,211,332	0.0%
#	NetEnt AB	146,096	8,514,757	0.2%
#	New Wave Group AB Class B	189,623	773,733	0.0%
	Nibe Industrier AB Class B	367,650	12,350,555	0.3%
	Nobia AB	644,291	8,062,076	0.2%
	Nolato AB Class B	117,664	3,575,482	0.1%
	Nordnet AB Class B	388,808	1,880,473	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	OEM International AB Class B	44,190	$736,845	0.0%
#	Opus Group AB	490,957	361,683	0.0%
#*	Oriflame Holding AG	138,456	2,218,870	0.1%
	Peab AB	798,464	6,114,079	0.2%
#*	Pricer AB Class B	571,299	642,789	0.0%
	Proact IT Group AB	39,943	657,343	0.0%
	Probi AB	8,661	145,176	0.0%
#	Proffice AB Class B	241,617	707,723	0.0%
#*	Qliro Group AB	359,530	513,782	0.0%
	Ratos AB Class B	1,069,160	6,167,492	0.2%
#*	RaySearch Laboratories AB	69,336	1,004,284	0.0%
#	Recipharm AB Class B	41,098	614,719	0.0%
	Rezidor Hotel Group AB	404,430	1,490,957	0.0%
	Saab AB Class B	259,567	7,993,920	0.2%
#	Sagax AB Class B	75,214	638,790	0.0%
#*	SAS AB	764,131	2,202,191	0.1%
	Scandi Standard AB	53,519	343,159	0.0%
#*	Seamless Distribution AB	16,641	16,216	0.0%
	Sectra AB Class B	58,461	811,628	0.0%
#	Semcon AB	100,425	504,148	0.0%
#*	Sensys Gatso Group AB	223,860	94,925	0.0%
	SkiStar AB	108,097	1,588,406	0.0%
#*	SSAB AB Class A(B17H0S8)	1,028,423	2,732,319	0.1%
#*	SSAB AB Class A(BPRBWK4)	189,016	506,034	0.0%
#*	SSAB AB Class B(B17H3F6)	172,820	386,287	0.0%
*	SSAB AB Class B(BPRBWM6)	515,343	1,150,600	0.0%
	Sweco AB	78,029	1,148,508	0.0%
#	Sweco AB Class B	222,125	3,263,388	0.1%
*	Swedish Orphan Biovitrum AB	79,301	1,257,869	0.0%
	Swedol AB Class B	37,176	82,763	0.0%
#	Systemair AB	47,772	604,799	0.0%
*	Transcom Worldwide AB	35,939	370,238	0.0%
#	Tribona AB	182,724	927,191	0.0%
	Unibet Group P.L.C.	131,046	13,362,131	0.4%
	VBG Group AB Class B	137	1,964	0.0%
#*	Victoria Park AB	47,552	83,813	0.0%
*	Victoria Park AB Class B	168,939	299,326	0.0%
	Vitrolife AB	70,710	2,404,614	0.1%
	Wallenstam AB Class B	785,619	6,314,514	0.2%
	Wihlborgs Fastigheter AB	296,722	5,983,601	0.2%
TOTAL SWEDEN			339,675,850	8.9%

SWITZERLAND — (12.6%)
*	AFG Arbonia-Forster Holding AG	183,624	1,855,174	0.1%
	Allreal Holding AG	59,118	7,880,075	0.2%
#	Alpiq Holding AG	13,612	1,429,701	0.0%
	ALSO Holding AG	15,664	1,069,704	0.0%
	ams AG	372,640	12,456,824	0.3%
	APG SGA SA	7,581	2,926,056	0.1%
	Aryzta AG	59,906	3,030,572	0.1%
	Ascom Holding AG	212,982	3,375,179	0.1%
	Autoneum Holding AG	16,300	3,282,068	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Bachem Holding AG Class B	23,344	$1,209,746	0.0%
	Baloise Holding AG	153,730	19,483,478	0.5%
	Bank Coop AG	30,632	1,280,441	0.0%
	Banque Cantonale de Geneve	3,968	1,034,001	0.0%
	Banque Cantonale du Jura	4,442	273,962	0.0%
	Banque Cantonale Vaudoise	8,933	5,667,223	0.2%
	Barry Callebaut AG	1,463	1,589,139	0.0%
#	Basler Kantonalbank	5,896	401,686	0.0%
	Belimo Holding AG	2,156	5,284,262	0.1%
	Bell AG	400	1,358,632	0.0%
	Bellevue Group AG	38,832	579,975	0.0%
#	Berner Kantonalbank AG	22,478	4,286,744	0.1%
	BFW Liegenschaften AG	620	20,910	0.0%
#	BKW AG	64,177	2,430,696	0.1%
	Bobst Group SA	44,716	1,876,535	0.1%
#	Bossard Holding AG Class A	32,905	3,603,863	0.1%
	Bucher Industries AG	32,790	7,390,083	0.2%
	Burckhardt Compression Holding AG	11,640	3,563,866	0.1%
#	Burkhalter Holding AG	20,988	2,269,670	0.1%
	Calida Holding AG	25,084	802,777	0.0%
	Carlo Gavazzi Holding AG	1,415	304,383	0.0%
	Cembra Money Bank AG	79,022	5,068,586	0.1%
	Cham Paper Holding AG	1,894	487,175	0.0%
#*	Charles Voegele Holding AG	41,895	377,374	0.0%
	Cicor Technologies	5,936	149,415	0.0%
	Cie Financiere Tradition SA	9,458	629,126	0.0%
	Clariant AG	849,328	16,104,039	0.4%
	Coltene Holding AG	20,758	1,259,567	0.0%
	Conzzeta AG	6,093	3,885,241	0.1%
*	Cosmo Pharmaceuticals SA	7,588	1,229,034	0.0%
	Daetwyler Holding AG	37,940	5,420,302	0.1%
	DKSH Holding AG	91,087	5,728,870	0.2%
	dorma+kaba Holding AG Class B	16,675	11,324,490	0.3%
*	Dufry AG	81,320	9,675,635	0.3%
	Edmond de Rothschild Suisse SA	152	2,517,958	0.1%
	EFG International AG	295,881	3,143,594	0.1%
	Emmi AG	12,810	5,748,210	0.2%
	Energiedienst Holding AG	68,912	1,667,392	0.0%
	Feintool International Holding AG	7,642	672,856	0.0%
	Flughafen Zuerich AG	22,078	16,565,383	0.4%
	Forbo Holding AG	6,853	8,068,568	0.2%
	Galenica AG	10,976	17,172,491	0.5%
	GAM Holding AG	925,197	15,314,423	0.4%
	Gategroup Holding AG	146,738	6,437,188	0.2%
	Georg Fischer AG	22,511	15,282,771	0.4%
	Gurit Holding AG	1,979	1,121,133	0.0%
	Helvetia Holding AG	36,269	20,430,634	0.5%
	HOCHDORF Holding AG	1,801	304,079	0.0%
	Huber & Suhner AG	68,604	3,191,637	0.1%
	Implenia AG	85,074	4,337,043	0.1%
	Inficon Holding AG	9,382	2,991,182	0.1%
	Interroll Holding AG	3,127	2,671,713	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Intershop Holding AG	7,250	$2,916,019	0.1%
	Jungfraubahn Holding AG	3,095	293,538	0.0%
	Kardex AG	36,063	2,786,380	0.1%
	Komax Holding AG	18,811	3,648,427	0.1%
	Kudelski SA	195,049	2,810,939	0.1%
	Kuoni Reisen Holding AG	19,325	5,382,894	0.1%
	LEM Holding SA	3,773	2,839,386	0.1%
	Liechtensteinische Landesbank AG	27,968	995,959	0.0%
*	LifeWatch AG	10,196	173,018	0.0%
#	Logitech International SA	790,796	12,112,905	0.3%
	Lonza Group AG	57,832	9,405,494	0.2%
#	Luzerner Kantonalbank AG	16,857	6,330,988	0.2%
	MCH Group AG	1,404	87,622	0.0%
	Metall Zug AG	862	2,166,248	0.1%
#*	Meyer Burger Technology AG	395,076	2,351,671	0.1%
	Micronas Semiconductor Holding AG	149,956	1,117,402	0.0%
	Mobilezone Holding AG	137,467	1,968,490	0.1%
	Mobimo Holding AG	30,340	6,735,145	0.2%
	OC Oerlikon Corp. AG	929,429	8,273,251	0.2%
#*	Orascom Development Holding AG	60,240	613,711	0.0%
#*	Orell Fuessli Holding AG	5,028	563,768	0.0%
	Orior AG	27,189	1,652,363	0.0%
	Panalpina Welttransport Holding AG	63,044	7,038,662	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	2,998	1,393,509	0.0%
*	Plazza AG	5,852	1,156,346	0.0%
	PSP Swiss Property AG	201,709	17,687,815	0.5%
	Rieter Holding AG	17,376	3,265,931	0.1%
#	Romande Energie Holding SA	2,625	2,513,010	0.1%
	Schaffner Holding AG	2,950	706,311	0.0%
*	Schmolz + Bickenbach AG	2,457,257	1,221,028	0.0%
	Schweiter Technologies AG	4,417	3,734,838	0.1%
	SFS Group AG	9,238	643,743	0.0%
	Siegfried Holding AG	21,833	4,275,734	0.1%
#	St Galler Kantonalbank AG	11,388	4,106,943	0.1%
	Straumann Holding AG	55,594	16,873,184	0.4%
#	Sulzer AG	122,816	11,543,912	0.3%
	Swiss Prime Site AG	110,767	8,650,544	0.2%
	Swissquote Group Holding SA	45,894	1,161,638	0.0%
	Tamedia AG	14,493	2,476,351	0.1%
	Tecan Group AG	37,394	6,057,334	0.2%
	Temenos Group AG	318,043	16,426,459	0.4%
*	Tornos Holding AG	5,642	16,787	0.0%
	U-Blox AG	30,554	6,503,083	0.2%
	Valiant Holding AG	83,882	9,852,035	0.3%
	Valora Holding AG	15,963	3,321,015	0.1%
	Vaudoise Assurances Holding SA	5,091	2,635,684	0.1%
	Vetropack Holding AG	856	1,345,019	0.0%
*	Von Roll Holding AG	250,484	166,458	0.0%
	Vontobel Holding AG	136,975	6,480,075	0.2%
	VP Bank AG	4,376	356,002	0.0%
	VZ Holding AG	6,716	1,974,560	0.1%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
Walliser Kantonalbank	1,393	$1,136,189	0.0%
Walter Meier AG	22,913	840,804	0.0%
Ypsomed Holding AG	16,382	2,362,468	0.1%
Zehnder Group AG	57,019	2,185,052	0.1%
Zug Estates Holding AG	612	881,834	0.0%
Zuger Kantonalbank AG	606	2,822,682	0.1%
TOTAL SWITZERLAND		520,033,191	13.6%

UNITED STATES — (0.0%)
* Infinera Corp.	34,602	626,988	0.0%
TOTAL COMMON STOCKS		3,788,399,720	99.1%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
# Biotest AG	31,089	517,407	0.0%
Draegerwerk AG & Co. KGaA	13,625	1,009,285	0.0%
Fuchs Petrolub SE	174,642	8,223,273	0.2%
Jungheinrich AG	81,837	6,749,438	0.2%
Sartorius AG	23,601	6,157,169	0.2%
Sixt SE	34,708	1,424,699	0.1%
STO SE & Co. KGaA	3,877	483,541	0.0%
Villeroy & Boch AG	41,209	546,484	0.0%
TOTAL GERMANY		25,111,296	0.7%
TOTAL PREFERRED STOCKS		25,111,296	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#* Intercell AG Rights	254,689	—	0.0%
ISRAEL — (0.0%)
#* Airport City, Ltd. Rights	35,122	117,436	0.0%
SPAIN — (0.0%)
* Faes Farma SA Rights 01/04/2016	1,304,836	119,114	0.0%

The Continental Small Company Series
continued

#* Realia Business SA Rights	503,895	49,285	0.0%
TOTAL SPAIN		168,399	0.0%
TOTAL RIGHTS/WARRANTS		285,835	0.0%
TOTAL INVESTMENT SECURITIES		3,813,796,851

		Value†
SECURITIES LENDING COLLATERAL — (7.9%)
§@ DFA Short Term Investment Fund	28,129,742	325,461,113	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,519,097,625)^		$4,139,257,964	108.3%

____________________

^ The cost for federal income tax purposes is $3,524,582,201.

The Continental Small Company Series
continued

Summary of the Series' investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$44,910	$110,598,824	—	$110,643,734
Belgium	—	166,772,605	—	166,772,605
Denmark	—	198,411,203	—	198,411,203
Finland	—	258,810,086	—	258,810,086
France	12,614	480,991,623	—	481,004,237
Germany	—	600,437,658	—	600,437,658
Greece	—	733	—	733
Ireland	—	78,000,413	—	78,000,413
Israel	—	74,493,428	—	74,493,428
Italy	6,057,400	398,904,934	—	404,962,334
Netherlands	—	204,852,968	—	204,852,968
Norway	—	76,525,863	—	76,525,863
Portugal	—	59,311,505	—	59,311,505
Spain	—	213,836,924	—	213,836,924
Sweden	—	339,675,850	—	339,675,850
Switzerland	—	520,033,191	—	520,033,191
United States	626,988	—	—	626,988
Preferred Stocks
Germany	—	25,111,296	—	25,111,296
Rights/Warrants
Austria	—	—	—	—
Israel	—	117,436	—	117,436
Spain	—	168,399	—	168,399
Securities Lending Collateral	—	325,461,113	—	325,461,113
TOTAL	$6,741,912	$4,132,516,052	—	$4,139,257,964

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (75.7%)
Consumer Discretionary — (9.0%)
	Aimia, Inc.	171,864	$1,168,780	0.2%
#	AutoCanada, Inc.	130,981	2,286,038	0.4%
#	BMTC Group, Inc.	17,481	171,311	0.0%
*	BRP, Inc.	41,500	596,242	0.1%
	Cineplex, Inc.	294,735	10,128,387	1.8%
	Cogeco Cable, Inc.	14,180	633,012	0.1%
	Cogeco, Inc.	36,765	1,361,716	0.2%
#	Corus Entertainment, Inc. Class B	468,941	3,660,160	0.6%
	DHX Media, Ltd.	400	2,451	0.0%
	Dorel Industries, Inc. Class B	169,797	3,844,576	0.7%
#	EnerCare, Inc.	438,600	5,058,940	0.9%
#	Gamehost, Inc.	41,992	275,253	0.1%
#	Glacier Media, Inc.	137,300	73,428	0.0%
#	goeasy, Ltd.	3,600	49,303	0.0%
*	Great Canadian Gaming Corp.	299,800	3,351,815	0.6%
#*	IMAX Corp.	259,917	9,237,450	1.6%
*	Indigo Books & Music, Inc.	2,302	24,206	0.0%
#	Leon's Furniture, Ltd.	138,475	1,409,068	0.3%
	Martinrea International, Inc.	476,656	3,620,477	0.6%
	MTY Food Group, Inc.	71,063	1,665,515	0.3%
*	Performance Sports Group, Ltd.	66,703	643,071	0.1%
#	Pizza Pizza Royalty Corp.	83,326	821,999	0.1%
	Reitmans Canada, Ltd. Class A	260,312	765,679	0.1%
#	RONA, Inc.	676,245	6,035,720	1.1%
#*	Sears Canada, Inc.	50,217	256,220	0.1%
	Torstar Corp. Class B	283,089	568,756	0.1%
*	TVA Group, Inc. Class B	7,000	20,236	0.0%
	Uni-Select, Inc.	105,935	5,245,072	0.9%
	Whistler Blackcomb Holdings, Inc.	178,805	3,224,098	0.6%
*	Yellow Pages, Ltd.	147,535	1,628,142	0.3%
Total Consumer Discretionary			67,827,121	11.9%

Consumer Staples — (3.9%)
	AGT Food & Ingredients, Inc.	125,802	3,090,272	0.5%
	Andrew Peller, Ltd. Class A	3,400	50,348	0.0%
	Clearwater Seafoods, Inc.	80,257	695,441	0.1%
	Corby Spirit and Wine, Ltd.	70,767	964,051	0.2%
#	Cott Corp.	509,721	5,614,041	1.0%
	High Liner Foods, Inc.	83,191	934,899	0.2%
#	Liquor Stores N.A., Ltd.	162,911	985,448	0.2%
	Maple Leaf Foods, Inc.	317,864	5,458,155	0.9%
*	Neptune Technologies & Bioressources, Inc.	22,102	23,640	0.0%
	North West Co., Inc. (The)	242,310	5,020,617	0.9%
	Premium Brands Holdings Corp.	106,943	2,951,618	0.5%
#	Rogers Sugar, Inc.	505,571	1,549,195	0.3%
#*	SunOpta, Inc.	288,340	1,971,306	0.3%
Total Consumer Staples			29,309,031	5.1%

Energy — (14.1%)
*	Advantage Oil & Gas, Ltd.	1,100,531	5,591,337	1.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	AKITA Drilling, Ltd. Class A	40,600	$202,457	0.0%
#*	Athabasca Oil Corp.	828,343	921,911	0.2%
*	Bankers Petroleum, Ltd.	1,376,399	1,014,618	0.2%
#	Baytex Energy Corp.	91,162	295,155	0.1%
#*	Bellatrix Exploration, Ltd.	967,258	1,146,421	0.2%
#*	Birchcliff Energy, Ltd.	530,916	1,550,120	0.3%
#*	BlackPearl Resources, Inc.	1,397,501	777,680	0.1%
#*	BNK Petroleum, Inc.	402,945	61,154	0.0%
#	Bonavista Energy Corp.	1,035,276	1,361,713	0.2%
#	Bonterra Energy Corp.	175,395	2,180,237	0.4%
*	Boulder Energy, Ltd.	261,638	315,773	0.1%
#	Calfrac Well Services, Ltd.	389,570	644,732	0.1%
#*	Canacol Energy, Ltd.	452,342	905,533	0.2%
#	Canadian Energy Services & Technology Corp.	953,842	2,674,645	0.5%
#	Canyon Services Group, Inc.	309,470	910,272	0.2%
	Cathedral Energy Services, Ltd.	67,770	23,509	0.0%
#*	Cequence Energy, Ltd.	863,916	187,306	0.0%
#*	Chinook Energy, Inc.	496,199	207,990	0.0%
*	Corridor Resources, Inc.	199,746	64,960	0.0%
#*	Crew Energy, Inc.	767,471	2,246,338	0.4%
#*	Delphi Energy Corp.	901,739	580,001	0.1%
#*	Denison Mines Corp.	2,178,471	1,102,067	0.2%
#	Enbridge Income Fund Holdings, Inc.	251,755	5,099,872	0.9%
#	Enerflex, Ltd.	436,563	4,193,049	0.7%
#*	Energy Fuels, Inc.	76,572	226,887	0.0%
#	Enerplus Corp.	364,233	1,250,348	0.2%
	Ensign Energy Services, Inc.	758,725	4,046,680	0.7%
#*	Epsilon Energy, Ltd.	260,061	432,276	0.1%
*	Essential Energy Services Trust	628,241	249,716	0.0%
*	Gasfrac Energy Services, Inc.	91,560	9	0.0%
#	Gibson Energy, Inc.	150,074	1,498,896	0.3%
#*	Gran Tierra Energy, Inc.	1,395,612	3,035,912	0.5%
	Granite Oil Corp.	195,608	1,142,236	0.2%
#*	Ithaca Energy, Inc.	1,599,055	658,713	0.1%
#*	Kelt Exploration, Ltd.	251,041	769,252	0.1%
#	Lightstream Resources, Ltd.	1,035,197	194,516	0.0%
#	Long Run Exploration, Ltd.	849,601	221,042	0.0%
	McCoy Global, Inc.	51,537	78,961	0.0%
#	Mullen Group, Ltd.	536,825	5,435,368	1.0%
#	Newalta Corp.	272,371	686,980	0.1%
#	North American Energy Partners, Inc.	129,534	231,227	0.0%
#*	NuVista Energy, Ltd.	707,869	2,082,118	0.4%
#	Pacific Exploration and Production Corp.	463,400	572,678	0.1%
#*	Painted Pony Petroleum, Ltd.	524,254	1,318,497	0.2%
*	Parex Resources, Inc.	586,904	4,309,420	0.8%
#	Parkland Fuel Corp.	414,677	6,979,712	1.2%
	Pason Systems, Inc.	356,252	4,992,214	0.9%
#	Pengrowth Energy Corp.	2,540,243	1,872,550	0.3%
#	Penn West Petroleum, Ltd.	535,640	452,915	0.1%
#	PHX Energy Services Corp.	135,274	230,720	0.0%
#	Precision Drilling Corp.	1,736,481	6,864,603	1.2%
#	Pulse Seismic, Inc.	268,280	430,427	0.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#*	Questerre Energy Corp. Class A	745,460	$96,974	0.0%
#*	RMP Energy, Inc.	678,628	750,380	0.1%
#*	Rock Energy, Inc.	237,075	250,148	0.0%
#	Savanna Energy Services Corp.	472,479	419,997	0.1%
#	Secure Energy Services, Inc.	631,339	3,814,406	0.7%
	ShawCor, Ltd.	233,800	4,742,911	0.8%
#*	Sprott Resource Corp.	455,390	154,682	0.0%
	Strad Energy Services, Ltd.	39,947	47,058	0.0%
#	Surge Energy, Inc.	1,156,583	1,763,670	0.3%
#*	TAG Oil, Ltd.	53,049	20,319	0.0%
#	TORC Oil & Gas, Ltd.	576,177	2,144,476	0.4%
	Total Energy Services, Inc.	176,178	1,726,511	0.3%
#	TransGlobe Energy Corp.	448,945	814,376	0.1%
#*	Trican Well Service, Ltd.	790,196	365,488	0.1%
#	Trilogy Energy Corp.	136,142	360,107	0.1%
#	Trinidad Drilling, Ltd.	1,372,323	2,102,569	0.4%
#	Twin Butte Energy, Ltd.	1,338,981	87,091	0.0%
	Western Energy Services Corp.	406,097	1,138,727	0.2%
*	Xtreme Drilling & Coil Services Corp.	224,819	277,835	0.1%
*	Yangarra Resources, Ltd.	20,400	8,109	0.0%
#	Zargon Oil & Gas, Ltd.	48,328	30,386	0.0%
#	ZCL Composites, Inc.	96,300	503,179	0.1%
Total Energy			106,143,122	18.5%

Financials — (6.9%)
#	AGF Management, Ltd. Class B	444,369	1,669,956	0.3%
#	Alaris Royalty Corp.	52,234	887,114	0.2%
#	Altus Group, Ltd.	195,097	2,733,924	0.5%
#	Brookfield Real Estate Services, Inc.	8,075	85,553	0.0%
	Canaccord Genuity Group, Inc.	623,378	2,302,133	0.4%
#	Canadian Western Bank	436,532	7,375,962	1.3%
	Clairvest Group, Inc.	1,900	38,860	0.0%
#	Clarke, Inc.	17,242	122,863	0.0%
	Colliers International Group, Inc.	161,848	7,220,407	1.3%
	E-L Financial Corp., Ltd.	1,700	875,985	0.2%
#	Echelon Financial Holdings, Inc.	14,650	139,015	0.0%
#	Equitable Group, Inc.	51,795	1,927,761	0.3%
*	Equity Financial Holdings, Inc.	800	4,660	0.0%
	Fiera Capital Corp.	128,737	1,055,054	0.2%
	Firm Capital Mortgage Investment Corp.	2,494	22,819	0.0%
#	First National Financial Corp.	6,573	106,549	0.0%
	FirstService Corp.	150,648	6,086,018	1.1%
#	Genesis Land Development Corp.	76,842	151,607	0.0%
#	Genworth MI Canada, Inc.	64,654	1,242,897	0.2%
	Gluskin Sheff + Associates, Inc.	160,621	2,417,963	0.4%
#	GMP Capital, Inc.	288,387	979,561	0.2%
	Guardian Capital Group, Ltd. Class A	11,327	149,067	0.0%
#	Home Capital Group, Inc.	90,000	1,750,958	0.3%
	Killam Properties, Inc.	357,789	2,717,614	0.5%
*	Kingsway Financial Services, Inc.	14,370	64,909	0.0%
#	Laurentian Bank of Canada	191,320	6,678,294	1.2%
#*	Mainstreet Equity Corp.	24,994	543,159	0.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Melcor Developments, Ltd.	41,240	$433,948	0.1%
#	Sprott, Inc.	828,988	1,425,880	0.2%
#*	Street Capital Group, Inc.	120,227	116,430	0.0%
	TMX Group, Ltd.	26,876	695,159	0.1%
Total Financials			52,022,079	9.1%

Health Care — (1.2%)
#	Extendicare, Inc.	561,871	3,918,519	0.7%
*	Knight Therapeutics, Inc.	51,775	288,865	0.1%
#	Medical Facilities Corp.	164,269	1,708,341	0.3%
#*	QLT, Inc.	219,010	577,717	0.1%
#	Sienna Senior Living, Inc.	215,004	2,507,888	0.4%
#*	Theratechnologies, Inc.	10,101	13,870	0.0%
	Zenith Epigenetics Corp.	111,820	6,546	0.0%
Total Health Care			9,021,746	1.6%

Industrials — (11.1%)
#	Aecon Group, Inc.	408,101	4,539,044	0.8%
#	Ag Growth International, Inc.	88,121	2,117,528	0.4%
#	Algoma Central Corp.	25,790	260,938	0.0%
*	ATS Automation Tooling Systems, Inc.	522,530	4,297,457	0.8%
#	Badger Daylighting, Ltd.	213,881	3,774,643	0.7%
#*	Ballard Power Systems, Inc.	134,734	209,350	0.0%
	Bird Construction, Inc.	204,133	1,917,850	0.3%
	Black Diamond Group, Ltd.	231,141	1,212,751	0.2%
#	CanWel Building Materials Group, Ltd.	82,513	285,042	0.0%
#	Cervus Equipment Corp.	34,597	331,543	0.1%
#	DirectCash Payments, Inc.	78,722	707,741	0.1%
#	Exchange Income Corp.	76,468	1,575,560	0.3%
	Exco Technologies, Ltd.	128,615	1,572,715	0.3%
#*	Heroux-Devtek, Inc.	125,954	1,169,696	0.2%
#	HNZ Group, Inc.	23,088	193,554	0.0%
#	Horizon North Logistics, Inc.	483,483	789,674	0.1%
#	K-Bro Linen, Inc.	29,653	1,091,870	0.2%
	MacDonald Dettwiler & Associates, Ltd.	38,059	2,290,086	0.4%
	Magellan Aerospace Corp.	73,376	853,764	0.1%
#	Morneau Shepell, Inc.	264,411	2,766,981	0.5%
	New Flyer Industries, Inc.	254,471	5,208,223	0.9%
*	Ovivo, Inc. Class A	93,231	141,494	0.0%
	Richelieu Hardware, Ltd.	77,285	3,790,244	0.7%
#	Rocky Mountain Dealerships, Inc.	80,214	361,737	0.1%
#	Russel Metals, Inc.	350,655	4,072,433	0.7%
#	Stantec, Inc.	453,829	11,256,350	2.0%
#	Stuart Olson, Inc.	88,659	364,580	0.1%
#	Student Transportation, Inc.	455,153	1,684,168	0.3%
	Toromont Industries, Ltd.	376,225	8,578,376	1.5%
#	Transcontinental, Inc. Class A	359,276	4,481,538	0.8%
#	TransForce, Inc.	432,009	7,371,347	1.3%
#	Wajax Corp.	100,638	1,221,155	0.2%
	Westjet Airlines, Ltd.	6,379	93,401	0.0%
#*	Westport Innovations, Inc.	3,750	7,534	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Westshore Terminals Investment Corp.	318,149	$2,678,641	0.5%
Total Industrials			83,269,008	14.6%

Information Technology — (4.4%)
#*	5N Plus, Inc.	333,314	291,472	0.1%
#	Absolute Software Corp.	234,888	1,264,664	0.2%
#*	Avigilon Corp.	161,993	1,603,891	0.3%
	Calian Technologies, Ltd.	20,637	243,775	0.0%
#*	Celestica, Inc.	327,421	3,620,396	0.6%
	COM DEV International, Ltd.	450,151	1,968,211	0.3%
	Computer Modelling Group, Ltd.	370,857	2,406,805	0.4%
*	Descartes Systems Group, Inc. (The)	255,838	5,147,452	0.9%
	Enghouse Systems, Ltd.	97,257	5,225,183	0.9%
#	Evertz Technologies, Ltd.	136,281	1,723,580	0.3%
#*	EXFO, Inc.	686	1,909	0.0%
	Mediagrif Interactive Technologies, Inc.	9,626	114,438	0.0%
*	Mitel Networks Corp.	261,961	2,020,034	0.4%
#*	Points International, Ltd.	36,359	354,735	0.1%
#*	Redknee Solutions, Inc.	76,611	164,439	0.0%
#*	Sandvine Corp.	1,036,169	2,650,891	0.5%
#*	Sierra Wireless, Inc.	159,192	2,504,596	0.4%
*	Solium Capital, Inc.	87,806	444,202	0.1%
	Vecima Networks, Inc.	6,059	48,693	0.0%
	Wi-Lan, Inc.	780,333	1,043,301	0.2%
Total Information Technology			32,842,667	5.7%

Materials — (18.4%)
	Acadian Timber Corp.	30,788	447,235	0.1%
	AirBoss of America Corp.	80,062	1,010,828	0.2%
*	Alacer Gold Corp.	1,475,888	2,634,562	0.5%
	Alamos Gold, Inc. Class A	1,545,462	5,081,920	0.9%
#*	Almaden Minerals, Ltd. Class B	98,343	67,519	0.0%
#*	Almadex Minerals, Ltd.	59,006	6,610	0.0%
#	Altius Minerals Corp.	108,800	796,520	0.1%
*	Americas Silver Corp.	978,870	70,743	0.0%
*	Amerigo Resources, Ltd.	553,854	82,055	0.0%
#*	Argonaut Gold, Inc.	645,866	555,453	0.1%
#*	Asanko Gold, Inc.	262,544	385,173	0.1%
#*	AuRico Metals, Inc.	679,583	294,681	0.1%
#*	B2Gold Corp.	5,268,073	5,330,131	0.9%
#*	Banro Corp.	14,500	2,934	0.0%
	Canam Group, Inc.	237,796	2,387,068	0.4%
#	Canexus Corp.	683,986	667,328	0.1%
*	Canfor Corp.	214,500	3,129,837	0.6%
	Canfor Pulp Products, Inc.	206,915	2,023,242	0.4%
#*	Capstone Mining Corp.	2,111,821	671,534	0.1%
	Cascades, Inc.	477,193	4,383,264	0.8%
	Centerra Gold, Inc.	999,634	4,760,850	0.8%
#*	China Gold International Resources Corp., Ltd.	846,660	1,272,713	0.2%
*	Claude Resources, Inc.	1,023,200	576,784	0.1%
#*	Copper Mountain Mining Corp.	643,331	206,896	0.0%
*	Detour Gold Corp.	267,890	2,789,835	0.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Dominion Diamond Corp.	487,201	$4,978,696	0.9%
#*	Dundee Precious Metals, Inc.	646,222	597,792	0.1%
#*	Eastern Platinum, Ltd.	310,296	188,371	0.0%
*	EcoSynthetix, Inc.	1,500	1,469	0.0%
	Eldorado Gold Corp.	111,906	331,585	0.1%
*	Endeavour Mining Corp.	273,838	1,509,996	0.3%
#*	Endeavour Silver Corp.	536,376	767,525	0.1%
*	Exeter Resource Corp.	70,137	22,810	0.0%
#*	First Majestic Silver Corp.	652,877	2,127,973	0.4%
#*	Fortress Paper, Ltd. Class A	16,706	60,367	0.0%
*	Fortuna Silver Mines, Inc.	876,406	1,969,808	0.4%
#*	Golden Star Resources, Ltd.	966,462	164,139	0.0%
#*	Great Panther Silver, Ltd.	700,801	354,528	0.1%
*	Guyana Goldfields, Inc.	355,583	791,498	0.1%
*	Hanfeng Evergreen, Inc.	45,837	4,287	0.0%
#	HudBay Minerals, Inc.	1,398,004	5,364,892	0.9%
#*	IAMGOLD Corp.	2,443,241	3,478,489	0.6%
#*	Imperial Metals Corp.	236,915	1,140,315	0.2%
#*	Interfor Corp.	381,931	3,875,342	0.7%
*	International Tower Hill Mines, Ltd.	148,947	29,064	0.0%
	Intertape Polymer Group, Inc.	324,227	4,379,419	0.8%
#*	Katanga Mining, Ltd.	556,344	56,290	0.0%
#*	Kinross Gold Corp.	410,219	744,128	0.1%
#*	Kirkland Lake Gold, Inc.	461,108	1,612,895	0.3%
#*	Lake Shore Gold Corp.	2,928,516	2,370,411	0.4%
#	Lucara Diamond Corp.	1,384,065	2,250,594	0.4%
#*	Lundin Mining Corp.	18,528	50,883	0.0%
#	Major Drilling Group International, Inc.	559,212	1,770,144	0.3%
	Mandalay Resources Corp.	1,149,842	531,834	0.1%
*	Minco Base Metals Corp.	2,780	—	0.0%
*	Nautilus Minerals, Inc.	89,354	18,081	0.0%
*	Nevada Copper Corp.	27,493	13,114	0.0%
#	Nevsun Resources, Ltd.	1,171,411	3,174,670	0.6%
*	New Gold, Inc.	2,304,655	5,363,149	0.9%
	Norbord, Inc.	115,280	2,245,283	0.4%
#*	Northern Dynasty Minerals, Ltd.	148,624	45,112	0.0%
#*	Novagold Resources, Inc.	550,799	2,312,743	0.4%
#	OceanaGold Corp.	2,038,216	3,888,769	0.7%
	Osisko Gold Royalties, Ltd.	149,942	1,481,318	0.3%
#	Pan American Silver Corp.	990,673	6,450,794	1.1%
*	Phoscan Chemical Corp.	432,579	87,535	0.0%
*	Platinum Group Metals, Ltd.	241,887	34,088	0.0%
#*	Polymet Mining Corp.	613,665	483,410	0.1%
#*	Primero Mining Corp.	1,071,138	2,415,227	0.4%
#*	RB Energy, Inc.	396,013	238	0.0%
*	Richmont Mines, Inc.	231,043	741,368	0.1%
#*	Rubicon Minerals Corp.	491,305	42,608	0.0%
#*	Sabina Gold & Silver Corp.	383,055	202,089	0.0%
#*	Sandstorm Gold, Ltd.	634,160	1,649,907	0.3%
#*	Seabridge Gold, Inc.	111,235	920,460	0.2%
#*	SEMAFO, Inc.	1,595,446	4,047,131	0.7%
#	Sherritt International Corp.	1,970,361	1,039,505	0.2%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Silver Standard Resources, Inc.	571,298	$2,956,200	0.5%
*	St Andrew Goldfields, Ltd.	774,028	240,538	0.0%
	Stella-Jones, Inc.	187,800	7,126,818	1.3%
#*	Stornoway Diamond Corp.	297,297	154,697	0.0%
	Tahoe Resources, Inc.	27,066	234,140	0.0%
#*	Tanzanian Royalty Exploration Corp.	298,950	75,618	0.0%
#*	Taseko Mines, Ltd.	960,266	336,582	0.1%
#*	Tembec, Inc.	403,476	253,685	0.0%
#*	Teranga Gold Corp.	1,849,263	654,867	0.1%
#*	Thompson Creek Metals Co., Inc.	1,092,468	225,015	0.0%
*	Timminco, Ltd.	69,822	56	0.0%
#*	Timmins Gold Corp.	910,674	125,047	0.0%
*	Wesdome Gold Mines, Ltd.	314,464	288,624	0.1%
#	Western Forest Products, Inc.	2,201,509	3,595,729	0.6%
	Winpak, Ltd.	111,223	3,662,152	0.6%
	Yamana Gold, Inc.	175,851	326,615	0.1%
Total Materials			138,074,241	24.1%

Telecommunication Services — (0.5%)
#	Axia NetMedia Corp.	185,467	422,216	0.1%
#	Manitoba Telecom Services, Inc.	161,284	3,469,990	0.6%
Total Telecommunication Services			3,892,206	0.7%

Utilities — (6.2%)
#	Algonquin Power & Utilities Corp.	1,054,815	8,316,855	1.4%
#*	Alterra Power Corp.	1,104,421	367,156	0.1%
	Boralex, Inc. Class A	167,168	1,746,946	0.3%
#	Capital Power Corp.	523,509	6,723,101	1.2%
#	Capstone Infrastructure Corp.	555,800	1,458,086	0.3%
#	Innergex Renewable Energy, Inc.	512,927	4,199,944	0.7%
#	Just Energy Group, Inc.	727,176	5,192,237	0.9%
#*	Maxim Power Corp.	92,234	197,306	0.0%
#	Northland Power, Inc.	536,896	7,240,355	1.3%
#	Superior Plus Corp.	689,743	5,363,616	0.9%
	TransAlta Corp.	296,285	1,051,355	0.2%
#	TransAlta Renewables, Inc.	126,046	944,639	0.2%
#	Valener, Inc.	263,746	3,432,872	0.6%
Total Utilities			46,234,468	8.1%
TOTAL COMMON STOCKS			568,635,689	99.4%

RIGHTS/WARRANTS — (0.0%)
#*	Perpetual Energy, Inc. Rights 01/15/2016	312,029	15,785	0.0%
TOTAL INVESTMENT SECURITIES			568,651,474

The Canadian Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (24.3%)
§@ DFA Short Term Investment Fund	15,749,808	$182,225,278	31.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,164,957,462)^		$750,876,752	131.2%
____________________

^ The cost for federal income tax purposes is $1,167,438,914.

The Canadian Small Company Series
continued

Summary of the Series' investments as of December 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$67,827,121	—	—	$67,827,121
Consumer Staples	29,309,031	—	—	29,309,031
Energy	106,143,113	$9	—	106,143,122
Financials	52,022,079	—	—	52,022,079
Health Care	9,015,200	6,546	—	9,021,746
Industrials	83,269,008	—	—	83,269,008
Information Technology	32,842,667	—	—	32,842,667
Materials	138,069,716	4,525	—	138,074,241
Telecommunication Services	3,892,206	—	—	3,892,206
Utilities	46,234,468	—	—	46,234,468
Rights/Warrants	—	15,785	—	15,785
Securities Lending Collateral	—	182,225,278	—	182,225,278
TOTAL	$568,624,609	$182,252,143	—	$750,876,752

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 3, 2016

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 3, 2016